UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-23147
                                                    -----------

                     First Trust Exchange-Traded Fund VIII
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                       Date of fiscal year end: August 31
                                               -----------

                  Date of reporting period: February 29, 2020
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust CEF Income Opportunity ETF (FCEF)

        First Trust Municipal CEF Income Opportunity ETF (MCEF)


----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 29, 2020
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 29, 2020

Shareholder Letter...........................................................  1
Fund Performance Overview
   First Trust CEF Income Opportunity ETF (FCEF).............................  2
   First Trust Municipal CEF Income Opportunity ETF (MCEF)...................  5
Notes to Fund Performance Overview...........................................  8
Portfolio Management.........................................................  9
Understanding Your Fund Expenses............................................. 10
Portfolio of Investments
   First Trust CEF Income Opportunity ETF (FCEF)............................. 11
   First Trust Municipal CEF Income Opportunity ETF (MCEF)................... 13
Statements of Assets and Liabilities......................................... 15
Statements of Operations..................................................... 16
Statements of Changes in Net Assets.......................................... 17
Financial Highlights......................................................... 18
Notes to Financial Statements................................................ 19
Additional Information....................................................... 24

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 29, 2020

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First Trust CEF Income Opportunity ETF ("FCEF") and the First Trust Municipal CEF Income Opportunity ETF ("MCEF" and together with FCEF, the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII, which contains detailed information about the Funds for the six months ended February 29, 2020.

To say that much has transpired over the past six months would be an understatement. Prior to the onset of the coronavirus (COVID-19) in Wuhan, China this past December, my message to investors would have sounded quite bullish, focusing on such accomplishments as the progress in the trade negotiations between the U.S. and China, where a "Phase One" deal was signed into law on January 15, 2020. The main takeaway from the deal is that China agreed to purchase an additional $200 billion of goods and services from the U.S. over the next several years in exchange for the U.S. cutting some of its tariffs on Chinese goods. The deal marked the first breakthrough since the Trump Administration launched its new tariff initiative in March 2018. On top of that news, the S&P 500(R) Index was setting new all-time highs all the way up through the close of trading on February 19, 2020, the day it peaked.

Unfortunately, the good news has been overshadowed by the escalation and spread of the COVID-19 pandemic. As of April 16, 2020, this disease had spread to 213 countries, areas or territories, had infected 1,991,562 people (confirmed cases) and was responsible for 130,885 confirmed deaths, according to the World Health Organization. These numbers are expected to trend higher in the days and weeks ahead. A growing number of U.S. state governors and foreign leaders have issued shelter in place orders to their citizens to help slow the spread of this new virus. The primary objective in doing so is to slow down the number of cases so that hospitals and health care workers are not overwhelmed by too many patients. The cost is high because it requires shutting down large chunks of the economy, which in turn negatively impacts the financial well-being of workers and companies. In the U.S., Congress passed a financial stimulus package valued at $2.0 trillion to help backstop workers and companies in the near-term. The faster we can end the shutdown, consistent with general health and welfare, the better, according to Brian Wesbury, Chief Economist at First Trust Advisors L.P.

Here is what we think we know. Brian Wesbury believes the U.S. could experience a modest decline in real gross domestic product of 1.5% (annualized) in the first quarter of 2020, followed by a massive decline of 20% (annualized) in the second quarter. The good news is that he sees the economy growing at a 3.0% and 3.5% annual pace in the third and fourth quarters of 2020, respectively. In other words, we are expecting a healthy rebound in the second half of this year. As I noted earlier, the stock market was still at a record high in the third week of February. From February 19 through March 23, however, the S&P 500(R) Index posted a total return of -33.79%, putting it in bear market territory (price decline of 20% or more from the most recent peak). Sorry to say it, but the nearly 11-year bull market is no more. While we do not have a projection for where stocks will be at year-end, we do know this: excluding the current bear market, the S&P 500(R) Index has never failed to recoup all the losses sustained in any sell-off, pullback, correction or bear market. So, while I am understandably not bullish on the first half of 2020, I will be a bull once again after we put the worst of COVID-19 behind us. I continue to urge investors to stay the course. This too shall pass.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

The First Trust CEF Income Opportunity ETF (the "Fund") seeks to provide current income with a secondary emphasis on total return. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FCEF."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL             CUMULATIVE
                                                                                           TOTAL RETURNS            TOTAL RETURNS
                                                    6 Months Ended     1 Year Ended     Inception (9/27/16)      Inception (9/27/16)
                                                       2/29/20           2/29/20            to 2/29/20               to 2/29/20
FUND PERFORMANCE
NAV                                                     -1.64%            3.37%                6.62%                   24.50%
Market Price                                            -1.69%            3.61%                6.62%                   24.50%

INDEX PERFORMANCE
Prior Blended Benchmark (1) (2)                          N/A               N/A                  N/A                      N/A
Russell 3000(R) Index                                    1.81%            6.90%               11.31%                   44.33%
Blended Benchmark (3)                                   -2.69%            2.40%                5.77%                   21.18%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

-----------------------------
(1) Prior to August 1, 2019, the Fund's primary benchmark was a blended index (the "Prior Blended Benchmark") composed 60% of the Morningstar US All Equity CEF Index and 40% of the Morningstar US All Taxable Fixed Income CEF Index (the "Morningstar Closed-End Fund Indices"). Effective August 1, 2019, Morningstar, Inc., the index provider of the Morningstar Closed-End Fund Indices, ceased calculating the Morningstar Closed-End Fund Indices. Accordingly, the Russell 3000(R) Index, a broad-based index composed of the equity securities of the 3,000 largest publicly-traded U.S. companies, was selected to replace the Prior Blended Benchmark as the Fund's primary benchmark.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(3) A blended benchmark (the "Blended Benchmark") comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on
      NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
PIMCO Dynamic Credit and Mortgage
   Income Fund                                     4.58%
BlackRock Science & Technology Trust               4.36
Cohen & Steers REIT and Preferred and
   Income Fund, Inc.                               4.33
Eaton Vance Tax-Advantaged Global
   Dividend Income Fund                            4.20
Ares Dynamic Credit Allocation Fund, Inc.          3.93
Eaton Vance Tax-Advantaged Dividend
   Income Fund                                     3.77
Nuveen Credit Strategies Income Fund               3.71
Cohen & Steers Infrastructure Fund, Inc.           3.70
John Hancock Tax-Advantaged Dividend
   Income Fund                                     3.36
PGIM Global High Yield Fund, Inc.                  3.26
                                                --------
     Total                                        39.20%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
WORLD REGIONS                                  INVESTMENTS
----------------------------------------------------------
North America                                     77.46%
Europe                                            11.84
Asia                                              10.70
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
MARKET CAPITALIZATION                          INVESTMENTS
----------------------------------------------------------
Mega                                              29.09%
Large                                             37.10
Mid                                               24.09
Small                                              7.78
Micro                                              1.94
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
CREDIT QUALITY (4)                             INVESTMENTS
----------------------------------------------------------
AAA                                                7.49%
AA                                                 0.39
A                                                  1.75
BBB                                               14.68
BB                                                27.11
B                                                 33.02
CCC-D                                              8.60
NR                                                 6.96
                                                --------
     Total                                       100.00%
                                                ========

-----------------------------
(4) The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (CONTINUED)

                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      SEPTEMBER 27, 2016 - FEBRUARY 29, 2020

            First Trust CEF Income      Russell 3000(R)       Blended
               Opportunity ETF               Index           Benchmark
9/28/16            $10,000                  $10,000           $10,000
2/28/17             10,698                   11,058            10,693
8/31/17             11,348                   11,637            11,267
2/28/18             11,572                   12,853            11,410
8/31/18             12,267                   13,993            12,041
2/28/19             12,044                   13,502            11,833
8/31/19             12,657                   14,176            12,452
2/29/20             12,450                   14,433            12,117

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 29, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 28, 2016 (commencement of trading) through February 29, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17         178             13               0             1
9/1/17 - 8/31/18          137              0               0             0
9/1/18 - 8/31/19          143              1               0             0
9/1/19 - 2/29/20           93              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17          42              0               0             0
9/1/17 - 8/31/18          115              0               0             0
9/1/18 - 8/31/19          105              1               0             0
9/1/19 - 2/29/20           31              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

The First Trust Municipal CEF Income Opportunity ETF (the "Fund") seeks to provide current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges which invest primarily in municipal debt securities, some or all of which pay interest that is exempt from regular federal income taxes. The Fund may also invest in exchange-traded funds. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "MCEF."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL             CUMULATIVE
                                                                                           TOTAL RETURNS            TOTAL RETURNS
                                                    6 Months Ended     1 Year Ended     Inception (9/27/16)      Inception (9/27/16)
                                                       2/29/20           2/29/20            to 2/29/20               to 2/29/20
FUND PERFORMANCE
NAV                                                     2.10%             12.11%               3.06%                   10.86%
Market Price                                            2.20%             12.29%               3.06%                   10.85%

INDEX PERFORMANCE
Morningstar US National & High Yield
   Municipal CEF Index (1) (2)                           N/A               N/A                  N/A                      N/A
Bloomberg Barclays Municipal Bond Index                 3.04%              9.46%               3.90%                   14.01%
First Trust Municipal Closed-End Fund Total
   Return Index (3)                                     2.08%             13.95%               3.94%                   14.15%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

-----------------------------
(1) Prior to August 1, 2019, the Morningstar US National & High Yield Municipal CEF Index served as the Fund's primary benchmark. Effective August 1, 2019, Morningstar, Inc., the index provider of the Morningstar US National & High Yield Municipal CEF Index, ceased calculating the Morningstar US National & High Yield Municipal CEF Index. Accordingly, the Bloomberg Barclays Municipal Bond Index, a broad-based index composed of tax-exempt bonds, was selected to replace the Morningstar US National & High Yield Municipal CEF Index as the Fund's primary benchmark.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(3) The First Trust Municipal Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Nuveen AMT-Free Municipal Credit Income
   Fund                                            5.15%
Nuveen AMT-Free Quality Municipal Income
   Fund                                            5.13
Nuveen Quality Municipal Income Fund               4.61
BlackRock Municipal 2030 Target Term Trust         4.59
Nuveen Municipal Value Fund, Inc                   4.11
BlackRock Muni Intermediate Duration
   Fund, Inc.                                      3.97
BlackRock MuniYield Quality Fund III, Inc.         3.80
Invesco Quality Municipal Income Trust             3.80
Nuveen Enhanced Municipal Value Fund               3.61
Nuveen Municipal Credit Income Fund                3.54
                                                --------
     Total                                        42.31%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
TOP STATE EXPOSURE                             INVESTMENTS
----------------------------------------------------------
Illinois                                          11.74%
California                                         9.80
Texas                                              8.42
Florida                                            8.13
New Jersey                                         7.04
                                                --------
     Total                                        45.13%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY (4)                             INVESTMENTS
----------------------------------------------------------
AAA                                                8.71%
AA                                                28.52
A                                                 26.72
BBB                                               18.50
BB                                                 5.31
B                                                  2.62
CCC-D                                              1.66
NR                                                 7.96
                                                --------
     Total                                       100.00%
                                                ========

-----------------------------
(4) The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (CONTINUED)

                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              SEPTEMBER 27, 2016 - FEBRUARY 29, 2020

            First Trust Municipal CEF            Bloomberg Barclays          First Trust Municipal
             Income Opportunity ETF             Municipal Bond Index         Closed-End Fund Index
9/28/16              $10,000                          $10,000                       $10,000
2/28/17                9,433                            9,758                         9,359
8/31/17                9,919                           10,128                         9,978
2/28/18                9,415                           10,003                         9,399
8/31/18                9,613                           10,178                         9,693
2/28/19                9,889                           10,416                        10,017
8/31/19               10,859                           11,066                        11,182
2/29/20               11,087                           11,402                        11,415

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 29, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 28, 2016 (commencement of trading) through February 29, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17         207             17               0             0
9/1/17 - 8/31/18          188              0               0             1
9/1/18 - 8/31/19          169              0               0             0
9/1/19 - 2/29/20           95              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17          10              0               0             0
9/1/17 - 8/31/18           63              0               0             0
9/1/18 - 8/31/19           81              0               0             0
9/1/19 - 2/29/20           29              0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 29, 2020 (UNAUDITED)


                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust CEF Income Opportunity ETF ("FCEF") and the First Trust Municipal CEF Income Opportunity ETF ("MCEF" and together with FCEF, the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII, and is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios and certain other services necessary for the management of the portfolios.

                              PORTFOLIO MANAGEMENT

Ken Fincher, Senior Vice President of First Trust, and Jordan Ramsland, Vice President of First Trust are the Funds' portfolio managers and have responsibility for the day-to-day management of each Fund's investment portfolio. Mr. Fincher has nearly 30 years of experience in financial markets. His current responsibilities include management of two First Trust exchange-traded funds and separately managed accounts that invest primarily in closed-end funds. He has also helped develop new product structures in the closed-end fund space. Mr. Fincher has been named Outstanding Individual Contributor to the Closed-End Fund Sector in 2007, 2006, 2005 and 2004 by financial analysts and his peers in the closed-end fund community and served on the Closed-End Fund committee of the Investment Company Institute. Mr. Fincher received a B.A. in financial administration from Michigan State University and an M.B.A. from Loyola University Graduate School of Business. Mr. Ramsland joined First Trust in 2013, and his current responsibilities include research and management of strategies that invest primarily in closed-end funds. He is responsible for updating and maintaining First Trust's proprietary closed-end fund models as part of the investment process for the First Trust closed-end funds, exchange-traded funds and separately managed accounts. Mr. Ramsland graduated from Palm Beach Atlantic University in 2011 with a B.S. in finance.

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 29, 2020 (UNAUDITED)

As a shareholder of First Trust CEF Income Opportunity ETF or First Trust Municipal CEF Income Opportunity ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE      DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX MONTH        SIX MONTH
                                                 SEPTEMBER 1, 2019   FEBRUARY 29, 2020    PERIOD (a)     PERIOD (a) (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
Actual                                               $1,000.00           $  983.60           0.85%            $4.19
Hypothetical (5% return before expenses)             $1,000.00           $1,020.64           0.85%            $4.27

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
Actual                                               $1,000.00           $1,021.00           0.75%            $3.77
Hypothetical (5% return before expenses)             $1,000.00           $1,021.13           0.75%            $3.77


(a) Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which each Fund invests.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September 1, 2019 through February 29, 2020), multiplied by 182/366 (to reflect the six-month period).

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 97.5%
               CAPITAL MARKETS -- 97.5%
       43,911  Advent Convertible and Income
                  Fund                                  $     635,392
        5,661  AllianzGI Artificial Intelligence &
                  Technology Opportunities Fund               100,313
       27,901  AllianzGI Convertible & Income
                  2024 Target                                 255,015
       22,770  Apollo Tactical Income Fund, Inc.              331,303
       88,086  Ares Dynamic Credit Allocation
                  Fund, Inc.                                1,281,651
       36,703  Barings Global Short Duration
                  High Yield Fund                             596,424
       25,101  BlackRock Corporate High Yield
                  Fund, Inc.                                  261,301
        9,250  BlackRock Health Sciences
                  Trust II                                    185,000
       42,419  BlackRock Income Trust, Inc.                   254,938
       28,313  BlackRock Multi-Sector Income
                  Trust                                       439,984
       45,712  BlackRock Science & Technology
                  Trust                                     1,421,643
       30,330  BlackRock Science & Technology
                  Trust II                                    584,762
       53,049  Blackstone / GSO Strategic
                  Credit Fund                                 718,814
       11,316  Central Securities Corp.                       337,217
       52,840  Cohen & Steers Infrastructure
                  Fund, Inc.                                1,206,337
       65,804  Cohen & Steers REIT and
                  Preferred and Income Fund, Inc.           1,413,470
       54,605  DoubleLine Income Solutions
                  Fund                                      1,018,383
       11,973  Eaton Vance Enhanced Equity
                  Income Fund                                 163,791
       47,059  Eaton Vance Short Duration
                  Diversified Income Fund                     601,414
       55,950  Eaton Vance Tax-Advantaged
                  Dividend Income Fund                      1,231,459
       87,280  Eaton Vance Tax-Advantaged
                  Global Dividend Income Fund               1,370,296
       32,007  Eaton Vance Tax-Advantaged
                  Global Dividend Opportunities
                  Fund                                        727,199
       50,141  Gabelli Dividend & Income
                  Trust (The)                                 932,121
       19,645  General American Investors
                  Co., Inc.                                   659,483
       10,940  John Hancock Financial
                  Opportunities Fund                          322,621
       47,932  John Hancock Tax-Advantaged
                  Dividend Income Fund                      1,094,767
       11,316  KKR Income Opportunities Fund                  162,724
       14,229  Lazard Global Total Return and
                  Income Fund, Inc.                           207,032
       37,801  Macquarie Global Infrastructure
                  Total Return Fund, Inc.                     820,660


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       16,672  Morgan Stanley China A Share
                  Fund, Inc.                            $     308,432
      174,790  Nuveen Credit Strategies Income
                  Fund                                      1,211,295
       64,361  Nuveen Preferred & Income
                  Opportunities Fund                          601,132
       31,303  Nuveen Real Asset Income and
                  Growth Fund                                 508,361
       21,193  Nuveen Short Duration Credit
                  Opportunities Fund                          300,305
       43,785  Nuveen Tax-Advantaged
                  Dividend Growth Fund                        668,159
       74,795  PGIM Global High Yield Fund,
                  Inc.                                      1,065,081
       63,526  PIMCO Dynamic Credit and
                  Mortgage Income Fund                      1,492,861
       36,787  Principal Real Estate Income
                  Fund                                        712,196
       18,295  Royce Micro-Cap Trust, Inc.                    142,884
       43,987  Royce Value Trust, Inc.                        570,951
       16,392  Source Capital, Inc.                           591,751
       35,964  Tekla Healthcare Investors                     682,237
       58,417  Tekla Healthcare Opportunities
                  Fund                                        972,059
       21,659  Tekla Life Sciences Investors                  343,945
       24,607  Templeton Emerging Markets
                  Fund                                        338,838
       33,710  Tortoise Pipeline & Energy
                  Fund, Inc.                                  332,381
       33,515  Tortoise Power and Energy
                  Infrastructure Fund, Inc.                   493,006
       31,369  Tri-Continental Corp.                          794,577
       52,660  Western Asset Emerging Markets
                  Debt Fund, Inc.                             724,602
       52,811  Western Asset High Income
                  Opportunity Fund, Inc.                      254,021
       15,284  Western Asset Inflation-Linked
                  Opportunities & Income Fund                 177,447
                                                        -------------
               TOTAL CLOSED-END FUNDS
                  -- 97.5%                                 32,622,035
               (Cost $35,421,325)                       -------------

               MONEY MARKET FUNDS -- 2.5%
      838,880  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 1.44% (a)             838,880
               (Cost $838,880)                          -------------

               TOTAL INVESTMENTS -- 100.0%                 33,460,915
               (Cost $36,260,205) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                       (13,723)
                                                        -------------
               NET ASSETS -- 100.0%                     $  33,447,192
                                                        =============


                        See Notes to Financial Statements                Page 11

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

(a)   Rate shown reflects yield as of February 29, 2020.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $321,998 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,121,288. The net unrealized depreciation was $2,799,290.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                           LEVEL 2         LEVEL 3
                            LEVEL 1      SIGNIFICANT    SIGNIFICANT
                            QUOTED       OBSERVABLE     UNOBSERVABLE
                            PRICES         INPUTS          INPUTS
                          ------------------------------------------
Closed-End Funds*         $32,622,035    $        --    $         --
Money Market
   Funds                      838,880             --              --
                          ------------------------------------------
Total Investments         $33,460,915    $        --    $         --
                          ==========================================

* See Portfolio of Investments for industry breakout.


Page 12                 See Notes to Financial Statements

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                 VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 95.9%
               CAPITAL MARKETS -- 95.9%
       12,887  BlackRock Florida Municipal
                  2020 Term Trust                       $     186,862
       18,750  BlackRock Investment Quality
                  Municipal Trust, Inc.                       292,313
       18,636  BlackRock Long-Term Municipal
                  Advantage Trust                             240,591
       26,806  BlackRock Muni Intermediate
                  Duration Fund, Inc.                         387,883
       18,396  BlackRock Municipal 2030
                  Target Term Trust                           448,127
       12,893  BlackRock Municipal Income
                  Investment Quality Trust                    185,144
       17,412  BlackRock Municipal Income
                  Trust                                       243,768
       12,701  BlackRock Municipal Income
                  Trust II                                    187,721
       15,816  BlackRock MuniHoldings
                  Investment Quality Fund                     217,470
       15,233  BlackRock MuniHoldings
                  Quality Fund, Inc.                          195,135
       13,007  BlackRock MuniYield Quality
                  Fund, Inc.                                  200,828
       21,021  BlackRock MuniYield Quality
                  Fund II, Inc.                               281,091
       26,330  BlackRock MuniYield Quality
                  Fund III, Inc.                              371,253
       11,416  DTF Tax-Free Income, Inc.                      173,523
       10,971  Eaton Vance Municipal Bond
                  Fund                                        144,159
       14,170  Eaton Vance Municipal Income
                  2028 Term Trust                             296,436
       17,163  Eaton Vance Municipal Income
                  Trust                                       223,119
       13,157  Invesco Municipal Trust                        165,910
        7,386  Invesco Pennsylvania Value
                  Municipal Income Trust                       95,870
       29,108  Invesco Quality Municipal
                  Income Trust                                370,545
       14,111  Invesco Trust for Investment
                  Grade Municipals                            182,737
        6,682  MainStay MacKay DefinedTerm
                  Municipal Opportunities Fund                140,322
        7,922  Neuberger Berman Municipal
                  Fund, Inc.                                  124,296
       30,184  Nuveen AMT-Free Municipal
                  Credit Income Fund                          502,865
       34,132  Nuveen AMT-Free Quality
                  Municipal Income Fund                       500,716
       22,923  Nuveen Enhanced Municipal
                  Value Fund                                  352,556
        7,049  Nuveen Intermediate Duration
                  Municipal Term Fund                          98,757
        7,341  Nuveen Intermediate Duration
                  Quality Municipal Term Fund                 103,802


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       21,239  Nuveen Municipal Credit Income
                  Fund                                  $     345,983
       16,110  Nuveen Municipal Credit
                  Opportunities Fund                          246,483
       22,123  Nuveen Municipal High Income
                  Opportunity Fund                            315,695
       37,790  Nuveen Municipal Value Fund,
                  Inc.                                        400,952
       30,276  Nuveen Quality Municipal
                  Income Fund                                 449,901
        4,764  Nuveen Select Tax-Free Income
                  Portfolio                                    74,604
       23,669  Western Asset Intermediate Muni
                  Fund, Inc.                                  220,344
        4,442  Western Asset Municipal Defined
                  Opportunity Trust, Inc.                      94,126
        9,342  Western Asset Municipal High
                  Income Fund, Inc.                            73,113
       21,581  Western Asset Municipal Partners
                  Fund, Inc.                                  328,894
                                                        -------------
               TOTAL CLOSED-END FUNDS -- 95.9%              9,463,894
               (Cost $9,371,541)                        -------------

               EXCHANGE-TRADED FUNDS -- 3.0%
               CAPITAL MARKETS -- 3.0%
        4,547  VanEck Vectors High-Yield
                  Municipal Index ETF                         298,374
               (Cost $292,163)                          -------------

               TOTAL INVESTMENTS -- 98.9%                   9,762,268
               (Cost $9,663,704) (a)
               NET OTHER ASSETS AND
                  LIABILITIES -- 1.1%                         104,464
                                                        -------------
               NET ASSETS -- 100.0%                     $   9,866,732
                                                        =============

(a) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $166,489 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $67,925. The net unrealized appreciation was $98,564.


                        See Notes to Financial Statements                Page 13

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                           LEVEL 2        LEVEL 3
                            LEVEL 1      SIGNIFICANT    SIGNIFICANT
                            QUOTED       OBSERVABLE     UNOBSERVABLE
                            PRICES         INPUTS          INPUTS
                          ------------------------------------------
Closed-End Funds*         $ 9,463,894    $        --    $         --
Exchange-Traded
   Funds*                     298,374             --              --
                          ------------------------------------------
Total Investments         $ 9,762,268    $        --    $         --
                          ==========================================

* See Portfolio of Investments for industry breakout.


Page 14                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 29, 2020 (UNAUDITED)

                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
ASSETS:
Investments, at value..................................................      $    33,460,915        $     9,762,268
Cash...................................................................                   --                 56,465
Receivables:...........................................................
   Dividends...........................................................               80,909                 23,228
   Investment securities sold..........................................                4,715                 30,509
                                                                             ---------------        ---------------
   Total Assets........................................................           33,546,539              9,872,470
                                                                             ---------------        ---------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................               72,750                     --
   Investment advisory fees............................................               26,597                  5,738
                                                                             ---------------        ---------------
   Total Liabilities...................................................               99,347                  5,738
                                                                             ---------------        ---------------
NET ASSETS.............................................................      $    33,447,192        $     9,866,732
                                                                             ===============        ===============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $    34,520,705        $     9,600,002
Par value..............................................................               16,050                  5,000
Accumulated distributable earnings (loss)..............................           (1,089,563)               261,730
                                                                             ---------------        ---------------
NET ASSETS.............................................................      $    33,447,192        $     9,866,732
                                                                             ===============        ===============
NET ASSET VALUE, per share.............................................      $         20.84        $         19.73
                                                                             ===============        ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            1,605,000                500,002
                                                                             ===============        ===============
Investments, at cost...................................................      $    36,260,205        $     9,663,704
                                                                             ===============        ===============


                        See Notes to Financial Statements                Page 15

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)

                                                                                                       FIRST TRUST
                                                                                FIRST TRUST           MUNICIPAL CEF
                                                                                CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                  (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
INVESTMENT INCOME:
Dividends..............................................................      $     1,501,683        $       199,492
                                                                             ---------------        ---------------
   Total investment income.............................................            1,501,683                199,492
                                                                             ---------------        ---------------
EXPENSES:
Investment advisory fees...............................................              172,522                 36,749
                                                                             ---------------        ---------------
   Total expenses......................................................              172,522                 36,749
                                                                             ---------------        ---------------
NET INVESTMENT INCOME (LOSS)...........................................            1,329,161                162,743
                                                                             ---------------        ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................              (31,419)                 6,635
   In-kind redemptions.................................................            1,242,383                213,867
   Distribution of capital gains from investment companies.............              211,253                    913
                                                                             ---------------        ---------------
Net realized gain (loss)...............................................            1,422,217                221,415
Net change in unrealized appreciation (depreciation) on investments....           (2,730,161)              (215,734)
                                                                             ---------------        ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (1,307,944)                 5,681
                                                                             ---------------        ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $        21,217        $       168,424
                                                                             ===============        ===============


Page 16                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FIRST TRUST                        FIRST TRUST
                                                                          CEF INCOME                    MUNICIPAL CEF INCOME
                                                                       OPPORTUNITY ETF                    OPPORTUNITY ETF
                                                                            (FCEF)                             (MCEF)
                                                               --------------------------------   --------------------------------
                                                                 SIX MONTHS                         SIX MONTHS
                                                                    ENDED            YEAR              ENDED            YEAR
                                                                  2/29/2020          ENDED           2/29/2020          ENDED
                                                                 (UNAUDITED)       8/31/2019        (UNAUDITED)       8/31/2019
                                                               ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss)..............................     $     1,329,161  $     1,498,152   $       162,743  $       350,546
Net realized gain (loss)..................................           1,422,217        1,123,865           221,415         (229,273)
Net change in unrealized appreciation (depreciation)......          (2,730,161)      (1,972,125)         (215,734)         883,685
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations........................................              21,217          649,892           168,424        1,004,958
                                                               ---------------  ---------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................          (1,041,300)      (2,101,900)         (141,250)        (340,376)
                                                               ---------------  ---------------   ---------------  ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................           7,977,511        7,834,038         2,985,800        1,919,382
Cost of shares redeemed...................................         (10,594,835)     (15,050,996)       (3,931,633)      (5,252,800)
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................          (2,617,324)      (7,216,958)         (945,833)      (3,333,418)
                                                               ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets...................          (3,637,407)      (8,668,966)         (918,659)      (2,668,836)
NET ASSETS:
Beginning of period.......................................          37,084,599       45,753,565        10,785,391       13,454,227
                                                               ---------------  ---------------   ---------------  ---------------
End of period.............................................     $    33,447,192  $    37,084,599   $     9,866,732  $    10,785,391
                                                               ===============  ===============   ===============  ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................           1,705,000        2,055,000           550,002          750,002
Shares sold...............................................             350,000          400,000           150,000          100,000
Shares redeemed...........................................            (450,000)        (750,000)         (200,000)        (300,000)
                                                               ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period.........................           1,605,000        1,705,000           500,002          550,002
                                                               ===============  ===============   ===============  ===============


                        See Notes to Financial Statements                Page 17

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

                                                                  SIX MONTHS
                                                                     ENDED          YEAR ENDED AUGUST 31         PERIOD
                                                                   2/29/2020    ----------------------------      ENDED
                                                                  (UNAUDITED)       2019           2018       8/31/2017 (a)
                                                                 -------------  -------------  -------------  -------------
Net asset value, beginning of period............................   $   21.75      $   22.26      $   21.66      $   20.05
                                                                   ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................        0.77           0.82           0.78           1.02
Net realized and unrealized gain (loss).........................       (1.09)         (0.18)          0.93           1.61
                                                                   ---------      ---------      ---------      ---------
Total from investment operations................................       (0.32)          0.64           1.71           2.63
                                                                   ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................       (0.59)         (0.96)         (1.01)         (0.79)
Net realized gain...............................................          --          (0.19)         (0.10)         (0.12)
Return of capital...............................................          --             --             --          (0.11)
                                                                   ---------      ---------      ---------      ---------
Total distributions.............................................       (0.59)         (1.15)         (1.11)         (1.02)
                                                                   ---------      ---------      ---------      ---------
Net asset value, end of period..................................   $   20.84      $   21.75      $   22.26      $   21.66
                                                                   =========      =========      =========      =========
TOTAL RETURN (b)................................................       (1.64)%         3.18%          8.09%         13.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................   $  33,447      $  37,085      $  45,754      $  31,517
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)...............        0.85% (d)      0.85%          0.85%          0.85% (d)
Ratio of net investment income (loss) to average net assets.....        6.55% (d)      3.92%          3.14%          5.99% (d)
Portfolio turnover rate (e).....................................           1%            13%            15%            23%


FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

                                                                  SIX MONTHS
                                                                     ENDED          YEAR ENDED AUGUST 31         PERIOD
                                                                   2/29/2020    ----------------------------      ENDED
                                                                  (UNAUDITED)       2019           2018       8/31/2017 (a)
                                                                 -------------  -------------  -------------  -------------
Net asset value, beginning of period............................   $   19.61      $   17.94      $   19.20      $   20.05
                                                                   ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................        0.33           0.62           0.64           0.61
Net realized and unrealized gain (loss).........................        0.08           1.65          (1.24)         (0.80)
                                                                   ---------      ---------      ---------      ---------
Total from investment operations................................        0.41           2.27          (0.60)         (0.19)
                                                                   ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................       (0.29)         (0.60)         (0.64)         (0.61)
Return of capital...............................................          --             --          (0.02)         (0.05)
                                                                   ---------      ---------      ---------      ---------
Total distributions.............................................       (0.29)         (0.60)         (0.66)         (0.66)
                                                                   ---------      ---------      ---------      ---------
Net asset value, end of period..................................   $   19.73      $   19.61      $   17.94      $   19.20
                                                                   =========      =========      =========      =========
TOTAL RETURN (b)................................................        2.10%         12.96%         (3.09)%        (0.81)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................   $   9,867      $  10,785      $  13,454      $  13,441
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)...............        0.75% (d)      0.75%          0.75%          0.75% (d)
Ratio of net investment income (loss) to average net assets.....        3.32% (d)      3.49%          3.54%          3.59% (d)
Portfolio turnover rate (e).....................................           5%            20%            11%            18%


(a) Inception date is September 27, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 18                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

    First Trust CEF Income Opportunity ETF - (Nasdaq ticker "FCEF")
    First Trust Municipal CEF Income Opportunity ETF - (Nasdaq ticker "MCEF")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund and principally invests in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges ("Closed-End Funds"). FCEF's primary investment objective is to provide current income with a secondary emphasis on total return. MCEF's investment objective is to provide current income. Each Fund seeks to achieve its investment objective(s) by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in Closed-End Funds. MCEF invests in Closed-End Funds ("Municipal Closed-End Funds") which invest primarily in municipal debt securities, some or all of which pay interest that is exempt from regular federal income taxes ("Municipal Securities"). MCEF may also invest in exchange-traded funds. Closed-End Funds issue shares of common stock that are traded on a securities exchange. Because the shares of Closed-End Funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company, investors seek to buy and sell shares of Closed-End Funds in the secondary market.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 29, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2019 was as follows:

                                                               Distributions  Distributions  Distributions  Distributions
                                                                 paid from      paid from      paid from      paid from
                                                                 Ordinary        Capital      Tax-Exempt      Return of
                                                                  Income          Gains         Income         Capital
                                                               -------------  -------------  -------------  -------------
First Trust CEF Income Opportunity ETF                         $   1,678,056  $     423,844  $          --  $          --
First Trust Municipal CEF Income Opportunity ETF                       3,749             --        336,627             --

As of August 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                              Accumulated       Net
                                                                              Undistributed   Capital and    Unrealized
                                                                                Ordinary         Other      Appreciation
                                                                                 Income       Gain (Loss)  (Depreciation)
                                                                              -------------  -------------  -------------
First Trust CEF Income Opportunity ETF                                        $          --  $       6,642  $     (76,122)
First Trust Municipal CEF Income Opportunity ETF                                     10,170        (86,293)       310,679

D. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

In addition, the First Trust Municipal CEF Income Opportunity ETF intends to invest in such Municipal Closed-End Funds to allow it to qualify to pass through "exempt dividends" as defined in the Internal Revenue Code.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2017, 2018 and 2019 remain open to federal and state audit. As of February 29, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2019, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                               Non-Expiring
                                                               Capital Loss
                                                               Carryforwards
                                                               -------------
First Trust CEF Income Opportunity ETF                         $          --
First Trust Municipal CEF Income Opportunity ETF                      86,293

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2019, the Funds had no net late year ordinary or capital losses.

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. FCEF and MCEF have each agreed to pay First Trust an annual unitary management fee equal to 0.85% and 0.75% of its average daily net assets, respectively. In addition, each Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 29, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust CEF Income Opportunity ETF                          $  1,303,109    $    531,286
First Trust Municipal CEF Income Opportunity ETF                     696,912         468,888

For the six months ended February 29, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust CEF Income Opportunity ETF                          $  7,668,322    $ 10,243,402
First Trust Municipal CEF Income Opportunity ETF                   2,935,164       3,869,782


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2020.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

Beginning in December 2019, the outbreak of the respiratory disease designated as COVID-19 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short-term or may last for an extended period of time and, in either case, could result in a substantial economic downturn or recession. Management is continuing to monitor this event.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

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


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


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust TCW Opportunistic Fixed Income ETF (FIXD)

        First Trust TCW Unconstrained Plus Bond ETF (UCON)


----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 29, 2020
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 29, 2020

Shareholder Letter...........................................................  1
Fund Performance Overview
   First Trust TCW Opportunistic Fixed Income ETF (FIXD).....................  2
   First Trust TCW Unconstrained Plus Bond ETF (UCON)........................  5
Notes to Fund Performance Overview...........................................  8
Portfolio Management.........................................................  9
Understanding Your Fund Expenses............................................. 10
Portfolio of Investments
   First Trust TCW Opportunistic Fixed Income ETF (FIXD)..................... 11
   First Trust TCW Unconstrained Plus Bond ETF (UCON)........................ 34
Statements of Assets and Liabilities......................................... 53
Statements of Operations..................................................... 54
Statements of Changes in Net Assets.......................................... 55
Financial Highlights......................................................... 56
Notes to Financial Statements................................................ 57
Additional Information....................................................... 67

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 29, 2020

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the Taxable Fixed Income Funds of First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six months ended February 29, 2020.

To say that much has transpired over the past six months would be an understatement. Prior to the onset of the coronavirus (COVID-19) in Wuhan, China this past December, my message to investors would have sounded quite bullish, focusing on such accomplishments as the progress in the trade negotiations between the U.S. and China, where a "Phase One" deal was signed into law on January 15, 2020. The main takeaway from the deal is that China agreed to purchase an additional $200 billion of goods and services from the U.S. over the next several years in exchange for the U.S. cutting some of its tariffs on Chinese goods. The deal marked the first breakthrough since the Trump Administration launched its new tariff initiative in March 2018. On top of that news, the S&P 500(R) Index was setting new all-time highs all the way up through the close of trading on February 19, 2020, the day it peaked.

Unfortunately, the good news has been overshadowed by the escalation and spread of the COVID-19 pandemic. As of April 16, 2020, this disease had spread to 213 countries, areas or territories, had infected 1,991,562 people (confirmed cases) and was responsible for 130,885 deaths, according to the World Health Organization. These numbers are expected to trend higher in the days and weeks ahead. A growing number of U.S. state governors and foreign leaders have issued shelter in place orders to their citizens to help slow the spread of this new virus. The primary objective in doing so is to slow down the number of cases so that hospitals and health care workers are not overwhelmed by too many patients. The cost is high because it requires shutting down large chunks of the economy, which in turn negatively impacts the financial well-being of workers and companies. In the U.S., Congress passed a financial stimulus package valued at $2.0 trillion to help backstop workers and companies in the near-term. The faster we can end the shutdown, consistent with general health and welfare, the better, according to Brian Wesbury, Chief Economist at First Trust Advisors L.P.

Here is what we think we know. Brian Wesbury believes the U.S. could experience a modest decline in real gross domestic product of 1.5% (annualized) in the first quarter of 2020, followed by a massive decline of 20% (annualized) in the second quarter. The good news is that he sees the economy growing at a 3.0% and 3.5% annual pace in the third and fourth quarters of 2020, respectively. In other words, we are expecting a healthy rebound in the second half of this year. As I noted earlier, the stock market was still at a record high in the third week of February. From February 19 through March 23, however, the S&P 500(R) Index posted a total return of -33.79%, putting it in bear market territory (price decline of 20% or more from the most recent peak). Sorry to say it, but the nearly 11-year bull market is no more. While we do not have a projection for where stocks will be at year-end, we do know this: excluding the current bear market, the S&P 500(R) Index has never failed to recoup all the losses sustained in any sell-off, pullback, correction or bear market. So, while I am understandably not bullish on the first half of 2020, I will be a bull once again after we put the worst of COVID-19 behind us. I continue to urge investors to stay the course. This too shall pass.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

The investment objective of the First Trust TCW Opportunistic Fixed Income ETF (the "Fund") is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities. The Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (TIPS); residential and commercial mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; collateralized loan obligations (CLOs); Rule 144A securities, and other debt securities bearing fixed, floating or variable interest rates of any maturity. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FIXD."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 AVERAGE ANNUAL       CUMULATIVE
                                                                                                 TOTAL RETURNS       TOTAL RETURNS
                                                                                                   Inception           Inception
                                                           6 Months Ended      1 Year Ended        (2/14/17)           (2/14/17)
                                                              2/29/20            2/29/20           to 2/29/20         to 2/29/20
FUND PERFORMANCE
NAV                                                            3.30%              11.74%             5.30%              16.98%
Market Price                                                   3.16%              11.62%             5.31%              17.02%

INDEX PERFORMANCE
Bloomberg Barclays U.S. Aggregate Bond Index                   3.39%              11.68%             5.17%              16.57%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
ASSET CLASSIFICATION                           INVESTMENTS
----------------------------------------------------------
U.S. Government Agency Mortgage-
   Backed Securities                              35.12%
U.S. Government Bonds and Notes                   23.75
Corporate Bonds and Notes                         14.53
Money Market Funds                                 6.88
Mortgage-Backed Securities                         6.64
Asset-Backed Securities                            5.74
Foreign Corporate Bonds and Notes                  3.77
U.S. Treasury Bills                                2.40
Foreign Sovereign Bonds and Notes                  0.67
Municipal Bonds                                    0.48
Capital Preferred Securities                       0.02
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY(1)                              INVESTMENTS
----------------------------------------------------------
Government/Agency                                 61.27%
AAA                                                8.55
AA+                                                0.70
AA                                                 0.27
AA-                                                0.39
A+                                                 0.58
A                                                  0.49
A-                                                 2.49
BBB+                                               3.26
BBB                                                5.11
BBB-                                               4.62
BB+                                                0.86
BB                                                 0.63
BB-                                                0.19
B+                                                 0.51
B                                                  1.13
B-                                                 0.22
CCC+                                               0.11
CCC                                                1.77
CCC-                                               0.02
CC                                                 0.61
D                                                  0.28
NR                                                 5.94
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                               % OF FIXED-
                                                 INCOME
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
U.S. Treasury Note 1.63%, 12/31/21                 4.38%
Federal National Mortgage Association,
   Pool TBA, 2.50%, 03/15/35                       4.01
U.S. Treasury Note 1.38%, 01/31/25                 3.02
U.S. Treasury Note 1.13%, 02/28/25                 2.87
U.S. Treasury Note 1.13%, 02/28/22                 2.72
U.S. Treasury Bill 0.00%, 04/21/20                 2.51
Federal National Mortgage Association,
   Pool TBA, 3.00%, 04/15/50                       2.49
U.S. Treasury Bond 2.38%, 11/15/49                 2.46
U.S. Treasury Bond 2.00%, 02/15/50                 2.01
Federal Home Loan Mortgage Corporation,
   Pool SD8044, 3.00%, 02/01/50                    1.85
                                                --------
   Total                                          28.32%
                                                ========

-----------------------------
(1) The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency." Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD) (CONTINUED)

            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               FEBRUARY 14, 2017 - FEBRUARY 29, 2020

              First Trust TCW         Bloomberg Barclays
            Opportunistic Fixed         U.S. Aggregate
                Income ETF                Bond Index
2/14/17           $10,000                  $10,000
2/28/17            10,068                   10,066
8/31/17            10,323                   10,342
2/28/18            10,130                   10,117
8/31/18            10,265                   10,233
2/28/19            10,470                   10,437
8/31/19            11,325                   11,274
2/29/20            11,698                   11,657

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 29, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2017 (commencement of trading) through February 29, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/17 - 8/31/17         117              0               0             0
9/1/17 - 8/31/18          180              1               0             0
9/1/18 - 8/31/19          224              0               0             0
9/1/19 - 2/29/20          119              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/17 - 8/31/17          21               0              0             0
9/1/17 - 8/31/18           71               0              0             0
9/1/18 - 8/31/19           26               0              0             0
9/1/19 - 2/29/20            5               0              0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)

The investment objective of the First Trust TCW Unconstrained Plus Bond ETF (the "Fund") is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of fixed income securities. The Fund's investment sub-advisor, TCW Investment Management Company LLC, manages the Fund's portfolio in an "unconstrained" manner, meaning that its investment universe is not limited to the securities of any particular index and it has discretion to invest in fixed income securities of any type or credit quality, including up to 70% of its net assets in high yield (or "junk") securities, up to 60% of its net assets in securities issued by issuers with significant ties to emerging market countries and up to 50% of its net assets in securities denominated in non-U.S. currencies. Pursuant to the investment strategy, the Fund may invest principally in the following types of fixed income securities: securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (TIPS); residential and commercial mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; collateralized loan obligations (CLOs); Rule 144A securities, and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in preferred stock and common stock. Under normal market conditions, the Fund's average portfolio duration will vary from between 0 to 10 years. Shares of the Fund are listed on The NYSE Arca, Inc. under the ticker symbol "UCON."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 AVERAGE ANNUAL       CUMULATIVE
                                                                                                 TOTAL RETURNS       TOTAL RETURNS
                                                                                                   Inception           Inception
                                                           6 Months Ended      1 Year Ended         (6/4/18)           (6/4/18)
                                                              2/29/20            2/29/20           to 2/29/20         to 2/29/20
FUND PERFORMANCE
NAV                                                            2.16%              6.16%              5.42%               9.60%
Market Price                                                   2.35%              6.70%              5.62%               9.97%

INDEX PERFORMANCE
ICE BofA US Dollar 3-Month Deposit Offered Rate
   Average Index                                               1.03%              2.35%              2.42%               4.24%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
ASSET CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Corporate Bonds and Notes                         33.72%
U.S. Government Agency Mortgage-Backed
   Securities                                     23.38
Mortgage-Backed Securities                        10.71
U.S. Treasury Bills                               10.63
Asset-Backed Securities                            8.81
Foreign Corporate Bonds and Notes                  6.99
Money Market Funds                                 3.05
Foreign Sovereign Bonds and Notes                  1.51
Municipal Bonds                                    0.83
Commercial Paper                                   0.25
U.S. Government Bonds and Notes                    0.12
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY(1)                             INVESTMENTS
----------------------------------------------------------
Government/Agency                                 34.13%
AAA                                                3.14
AA+                                                2.01
AA                                                 0.35
AA-                                                0.88
A+                                                 2.68
A                                                  1.63
A-                                                 5.79
BBB+                                               7.93
BBB                                               10.18
BBB-                                               8.74
BB+                                                1.78
BB                                                 1.38
BB-                                                0.69
B+                                                 0.78
B                                                  1.79
B-                                                 0.88
CCC+                                               0.23
CCC                                                7.24
CCC-                                               0.75
CC                                                 1.73
D                                                  0.56
NA                                                 4.73
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                              INVESTMENTS
----------------------------------------------------------
U.S. Treasury Bill 0.00%, 04/14/20                 2.72%
U.S. Treasury Bill 0.00%, 04/21/20                 2.36
U.S. Treasury Bill 0.00%, 07/16/20                 2.06
U.S. Treasury Bill 0.00%, 05/14/20                 1.91
U.S. Treasury Bill 0.00%, 04/09/20                 0.83
Morgan Stanley, Global Medium-Term
   Note 3.70%, 10/23/24                            0.80
U.S. Treasury Bill 0.00%, 03/17/20                 0.75
JPMorgan Chase & Co., 4.20%, 07/23/29              0.73
Conseco Finance Corp., Series 1999-3,
   Class A8, 7.06%, 02/01/31                       0.70
Federal National Mortgage Association,
   Pool BL1857, 3.53%, 04/01/29                    0.66
                                                --------
   Total                                          13.52%
                                                ========

-----------------------------
(1) The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency." Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON) (CONTINUED)

               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    JUNE 4, 2018 - FEBRUARY 29, 2020

              First Trust TCW           ICE BofA US Dollar
            Opportunistic Fixed       3-Month Deposit Offered
                Income ETF              Rate Average Index
6/4/18            $10,000                     $10,000
8/31/18            10,106                      10,057
2/28/19            10,323                      10,185
8/31/19            10,728                      10,318
2/29/20            10,960                      10,424

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 29, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 5, 2018 (commencement of trading) through February 29, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
6/5/18 - 8/31/18           50              0               0             0
9/1/18 - 8/31/19          203              0               0             0
9/1/19 - 2/29/20          110              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
6/5/18 - 8/31/18           13              0               0             0
9/1/18 - 8/31/19           46              0               0             1
9/1/19 - 2/29/20           14              0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 29, 2020 (UNAUDITED)


                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to First Trust TCW Opportunistic Fixed Income ETF ("FIXD") and First Trust TCW Unconstrained Plus Bond ETF ("UCON") (each a "Fund"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor"), serves as investment sub-advisor. In this capacity, TCW is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. TCW, with principal offices at 865 South Figueroa Street, Los Angeles, California 90017, was founded in 1996, and is a wholly-owned subsidiary of The TCW Group, Inc. ("TCW Group"). TCW, together with TCW Group and its other subsidiaries, which provide investment management and investment advisory services, had approximately $225.5 billion under management or committed to management, including $191 billion of U.S. fixed income investments, as of February 29, 2020.

                           PORTFOLIO MANAGEMENT TEAM

TAD RIVELLE, CHIEF INVESTMENT OFFICER OF THE FIXED INCOME GROUP OF TCW

STEPHEN M. KANE, CFA, GENERALIST PORTFOLIO MANAGER IN THE FIXED INCOME GROUP OF TCW

LAIRD LANDMANN, CO-DIRECTOR AND GENERALIST PORTFOLIO MANAGER IN THE FIXED INCOME GROUP OF TCW

BRIAN T. WHALEN, CFA, GENERALIST PORTFOLIO MANAGER IN THE FIXED INCOME GROUP OF TCW

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 29, 2020 (UNAUDITED)

As a shareholder of First Trust TCW Opportunistic Fixed Income ETF or First Trust TCW Unconstrained Plus Bond ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE     DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX MONTH       SIX MONTH
                                                 SEPTEMBER 1, 2019   FEBRUARY 29, 2020    PERIOD (a)      PERIOD (b)
----------------------------------------------------------------------------------------------------------------------
FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
Actual                                               $1,000.00           $1,033.00           0.55%           $2.78
Hypothetical (5% return before expenses)             $1,000.00           $1,022.13           0.55%           $2.77

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
Actual                                               $1,000.00           $1,021.60           0.75%           $3.77
Hypothetical (5% return before expenses)             $1,000.00           $1,021.13           0.75%           $3.77


(a) These expense ratios reflect an expense waiver. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September 1, 2019 through February 29, 2020), multiplied by 182/366 (to reflect the six-month period).

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 40.8%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.9%
                Federal Home Loan Mortgage Corporation
$      248,000     Series 2017-4656, Class EZ.......................................     4.00%       02/15/47    $      295,603
                Federal National Mortgage Association
     3,306,477     Series 2012-20, Class ZT.........................................     3.50%       03/25/42         3,624,290
     2,932,809     Series 2012-84, Class VZ.........................................     3.50%       08/25/42         3,259,046
     1,230,686     Series 2018-38, Class PA.........................................     3.50%       06/25/47         1,303,637
     3,328,026     Series 2018-43, Class CT.........................................     3.00%       06/25/48         3,429,437
     1,394,780     Series 2018-86, Class JA.........................................     4.00%       05/25/47         1,468,557
       543,706     Series 2018-94, Class KD.........................................     3.50%       12/25/48           567,435
       607,651     Series 2019-1, Class KP..........................................     3.25%       02/25/49           640,927
       940,607     Series 2019-20, Class BA.........................................     3.50%       02/25/48           987,321
       336,456     Series 2019-52, Class PA.........................................     3.00%       09/25/49           348,532
     5,424,178     Series 2019-67, Class FE, 1 Mo. LIBOR + 0.45% (a)................     2.08%       11/25/49         5,410,046
                Government National Mortgage Association
       584,181     Series 2018-115, Class DE........................................     3.50%       08/20/48           612,413
       548,395     Series 2018-124, Class NW........................................     3.50%       09/20/48           578,302
     2,852,152     Series 2019-12, Class QA.........................................     3.50%       09/20/48         2,949,529
       820,595     Series 2019-71, Class PT.........................................     3.00%       06/20/49           852,210
     4,360,024     Series 2019-119, Class JE........................................     3.00%       09/20/49         4,491,491
                                                                                                                 --------------
                                                                                                                     30,818,776
                                                                                                                 --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.7%
                Federal National Mortgage Association
     1,245,000     Series 2018-M1, Class A2 (b).....................................     2.98%       12/25/27         1,360,303
     3,750,000     Series 2018-M14, Class A2 (b)....................................     3.58%       08/25/28         4,310,344
                Freddie Mac Multifamily Structured Pass-Through Certificates
     5,150,000     Series 2014-K038, Class A2.......................................     3.39%       03/25/24         5,548,280
        83,546     Series 2016-KF16, Class A, 1 Mo. LIBOR + 0.63% (a)...............     2.29%       03/25/26            83,451
     6,963,000     Series 2017-K068, Class A2.......................................     3.24%       08/25/27         7,735,389
        66,374     Series 2017-KJ18, Class A1.......................................     2.46%       03/25/22            66,797
       965,784     Series 2017-Q006, Class APT2 (a).................................     2.51%       09/25/26         1,021,433
     1,250,000     Series 2018-K155, Class A2.......................................     3.75%       11/25/32         1,463,927
     1,520,000     Series 2018-K157, Class A2 (a)...................................     3.99%       05/25/33         1,823,018
     1,000,000     Series 2018-K158, Class A2 (a)...................................     3.90%       12/25/30         1,188,300
                JP Morgan Structure Products
     2,120,000     Series JPM-2598 (c)..............................................     2.46%       04/25/40         2,114,700
                                                                                                                 --------------
                                                                                                                     26,715,942
                                                                                                                 --------------
                PASS-THROUGH SECURITIES -- 37.2%
                Federal Home Loan Mortgage Corporation
       228,689     Pool C91981......................................................     3.00%       02/01/38           237,440
       143,734     Pool G07961......................................................     3.50%       03/01/45           153,575
       157,751     Pool G08692......................................................     3.00%       02/01/46           165,165
     4,657,479     Pool G08715......................................................     3.00%       08/01/46         4,869,198
        91,949     Pool G08721......................................................     3.00%       09/01/46            96,292
     1,062,346     Pool G08726......................................................     3.00%       10/01/46         1,110,612
     2,483,972     Pool G08732......................................................     3.00%       11/01/46         2,596,318
     1,147,673     Pool G08737......................................................     3.00%       12/01/46         1,197,807
       344,663     Pool G08738......................................................     3.50%       12/01/46           363,699
       597,638     Pool G08741......................................................     3.00%       01/01/47           624,864
       386,154     Pool G08747......................................................     3.00%       02/01/47           403,500
       361,310     Pool G08748......................................................     3.50%       02/01/47           381,751
     1,265,961     Pool G08750......................................................     3.00%       03/01/47         1,321,078


                        See Notes to Financial Statements                Page 11

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      533,690     Pool G08766......................................................     3.50%       06/01/47    $      562,633
     1,339,608     Pool G08788......................................................     3.50%       11/01/47         1,412,321
     3,595,701     Pool G08791......................................................     3.00%       12/01/47         3,726,548
     1,229,125     Pool G08795......................................................     3.00%       01/01/48         1,276,014
       611,402     Pool G08800......................................................     3.50%       02/01/48           643,866
     1,228,405     Pool G08816......................................................     3.50%       06/01/48         1,287,281
       242,388     Pool G08833......................................................     5.00%       07/01/48           263,025
        43,033     Pool G08838......................................................     5.00%       09/01/48            46,661
       931,088     Pool G08843......................................................     4.50%       10/01/48           996,658
       200,848     Pool G08844......................................................     5.00%       10/01/48           217,862
       580,089     Pool G08849......................................................     5.00%       11/01/48           628,977
       816,974     Pool G16085......................................................     2.50%       02/01/32           846,522
       584,113     Pool G16350......................................................     2.50%       10/01/32           605,011
       869,852     Pool G16396......................................................     3.50%       02/01/33           914,568
     2,342,867     Pool G16524......................................................     3.50%       05/01/33         2,479,327
       946,145     Pool G16598......................................................     2.50%       12/01/31           979,107
     2,612,418     Pool G18622......................................................     2.50%       12/01/31         2,696,345
       297,770     Pool G18670......................................................     3.00%       12/01/32           309,635
       104,902     Pool G18691......................................................     3.00%       06/01/33           109,067
       356,799     Pool G18713......................................................     3.50%       11/01/33           374,788
       764,023     Pool G60080......................................................     3.50%       06/01/45           824,455
       499,241     Pool G60440......................................................     3.50%       03/01/46           538,744
     1,705,566     Pool G60582......................................................     3.50%       05/01/46         1,819,828
     1,300,877     Pool G60658......................................................     3.50%       07/01/46         1,413,548
       824,993     Pool G61556......................................................     3.50%       08/01/48           881,120
     1,458,199     Pool G67700......................................................     3.50%       08/01/46         1,570,680
     3,278,232     Pool G67703......................................................     3.50%       04/01/47         3,537,025
     8,774,137     Pool G67706......................................................     3.50%       12/01/47         9,419,671
     2,673,399     Pool G67707......................................................     3.50%       01/01/48         2,908,286
     2,625,572     Pool G67708......................................................     3.50%       03/01/48         2,798,783
     3,127,941     Pool G67709......................................................     3.50%       03/01/48         3,373,476
     3,037,885     Pool G67710......................................................     3.50%       03/01/48         3,238,218
     4,428,518     Pool G67714......................................................     4.00%       07/01/48         4,827,495
     6,187,208     Pool G67717......................................................     4.00%       11/01/48         6,736,881
     6,180,318     Pool G67718......................................................     4.00%       01/01/49         6,681,749
       332,102     Pool Q44452......................................................     3.00%       11/01/46           347,122
       886,226     Pool Q50135......................................................     3.50%       08/01/47           934,259
     6,365,169     Pool RE6029......................................................     3.00%       02/01/50         6,516,391
     8,923,613     Pool SD7511......................................................     3.50%       01/01/50         9,510,234
    16,442,127     Pool SD8016......................................................     3.00%       10/01/49        16,952,018
    30,926,309     Pool SD8044......................................................     3.00%       02/01/50        31,909,419
       514,824     Pool U90772......................................................     3.50%       01/01/43           548,632
       706,601     Pool U99114......................................................     3.50%       02/01/44           752,885
     1,672,799     Pool WA3208......................................................     3.98%       04/01/34         1,970,458
     1,748,102     Pool ZA4692......................................................     3.50%       06/01/46         1,863,370
       816,171     Pool ZM0063......................................................     4.00%       08/01/45           883,761
       805,412     Pool ZS8602......................................................     3.00%       03/01/31           837,082
     1,418,425     Pool ZS9844......................................................     3.50%       07/01/46         1,511,957
     4,287,766     Pool ZT0277......................................................     3.50%       10/01/46         4,569,019


Page 12                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$    1,607,495     Pool ZT0531......................................................     3.50%       04/01/47    $    1,733,585
     1,815,816     Pool ZT0536......................................................     3.50%       03/01/48         1,934,691
     1,096,744     Pool ZT0542......................................................     4.00%       07/01/48         1,194,993
       367,323     Pool ZT1403......................................................     3.50%       11/01/33           385,565
     3,790,912     Pool ZT1703......................................................     4.00%       01/01/49         4,096,549
                Federal National Mortgage Association
     6,464,453     Pool AL8825......................................................     3.50%       06/01/46         6,904,913
       872,912     Pool AM1619......................................................     2.34%       12/01/22           897,653
       113,700     Pool AM5673......................................................     3.65%       04/01/23           121,027
     1,600,000     Pool AM6501......................................................     3.32%       08/01/26         1,767,048
       116,091     Pool AM7122......................................................     3.61%       11/01/34           134,213
        91,576     Pool AM7817......................................................     3.31%       01/01/27           100,861
        42,019     Pool AN0550......................................................     3.63%       02/01/31            48,832
       119,216     Pool AN2786......................................................     2.76%       09/01/36           130,453
       200,191     Pool AN4665......................................................     3.49%       02/01/32           232,117
     4,500,000     Pool AN5942......................................................     3.10%       07/01/32         5,108,109
       700,000     Pool AN7274......................................................     3.10%       11/01/29           780,854
     1,665,000     Pool AN9186......................................................     3.47%       04/01/27         1,840,295
     1,960,002     Pool AN9454......................................................     3.60%       04/01/27         2,183,098
     3,524,000     Pool AN9924......................................................     3.65%       07/01/30         4,097,177
     3,831,509     Pool AS3134......................................................     3.50%       08/01/44         4,088,100
       938,789     Pool AS6620......................................................     3.50%       02/01/46         1,000,688
       301,876     Pool AS9334......................................................     3.00%       03/01/32           313,934
       382,956     Pool AS9749......................................................     4.00%       06/01/47           407,786
       320,544     Pool BD7081......................................................     4.00%       03/01/47           342,438
     3,347,665     Pool BJ2692......................................................     3.50%       04/01/48         3,523,889
     3,225,000     Pool BL0828......................................................     4.02%       12/01/30         3,835,099
     1,182,452     Pool BL3555......................................................     2.99%       01/01/27         1,274,657
     2,097,857     Pool BM1903......................................................     3.50%       08/01/47         2,250,029
       931,217     Pool BM2000......................................................     3.50%       05/01/47           981,489
     2,267,915     Pool BM3260......................................................     3.50%       01/01/48         2,416,418
     1,096,876     Pool BM4299......................................................     3.00%       03/01/30         1,136,699
     1,081,079     Pool BM4304......................................................     3.00%       02/01/30         1,119,931
     1,735,946     Pool BM4472......................................................     3.50%       07/01/48         1,871,133
     2,362,397     Pool CA0854......................................................     3.50%       12/01/47         2,522,370
     1,071,619     Pool CA0907......................................................     3.50%       12/01/47         1,142,374
       961,470     Pool CA0996......................................................     3.50%       01/01/48         1,027,521
     7,211,770     Pool CA1182......................................................     3.50%       02/01/48         7,697,516
     2,233,208     Pool CA1187......................................................     3.50%       02/01/48         2,356,063
     1,361,819     Pool CA1710......................................................     4.50%       05/01/48         1,462,424
       894,817     Pool CA1711......................................................     4.50%       05/01/48           961,281
       587,920     Pool CA2208......................................................     4.50%       08/01/48           629,555
     1,155,778     Pool CA2327......................................................     4.00%       09/01/48         1,268,108
     7,309,554     Pool CA3633......................................................     3.50%       06/01/49         7,831,389
     1,710,450     Pool FM1134......................................................     3.00%       04/01/48         1,786,592
       643,987     Pool MA1146......................................................     4.00%       08/01/42           694,427
       910,745     Pool MA1373......................................................     3.50%       03/01/43           969,951
     1,066,872     Pool MA2077......................................................     3.50%       11/01/34         1,127,983
       281,960     Pool MA2145......................................................     4.00%       01/01/45           305,480


                        See Notes to Financial Statements                Page 13

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$    1,512,456     Pool MA2670......................................................     3.00%       07/01/46    $    1,584,052
     1,336,721     Pool MA2806......................................................     3.00%       11/01/46         1,398,862
        43,751     Pool MA2896......................................................     3.50%       02/01/47            46,118
     1,973,500     Pool MA3057......................................................     3.50%       07/01/47         2,077,643
       831,462     Pool MA3088......................................................     4.00%       08/01/47           886,274
       625,071     Pool MA3147......................................................     3.00%       10/01/47           648,865
     1,822,723     Pool MA3210......................................................     3.50%       12/01/47         1,920,356
       230,031     Pool MA3238......................................................     3.50%       01/01/48           242,731
     1,646,228     Pool MA3239......................................................     4.00%       01/01/48         1,754,187
       893,321     Pool MA3276......................................................     3.50%       02/01/48           940,854
       614,454     Pool MA3336......................................................     3.50%       04/01/38           646,478
       466,549     Pool MA3410......................................................     3.50%       07/01/33           489,600
       847,998     Pool MA3537......................................................     4.50%       12/01/48           905,322
    10,243,038     Pool MA3834......................................................     3.00%       11/01/49        10,560,687
     4,896,487     Pool MA3846......................................................     3.00%       11/01/49         5,010,818
    11,310,634     Pool MA3864......................................................     2.50%       12/01/34        11,622,405
    19,353,288     Pool MA3896......................................................     2.50%       01/01/35        19,886,765
    25,728,111     Pool MA3905......................................................     3.00%       01/01/50        26,541,368
    17,707,887     Pool MA3930......................................................     2.50%       02/01/35        18,196,014
     9,571,426     Pool MA3937......................................................     3.00%       02/01/50         9,875,690
     7,930,000     Pool MA3960......................................................     3.00%       03/01/50         8,184,626
    67,175,000     Pool TBA (d).....................................................     2.50%       03/15/35        68,996,073
     4,275,000     Pool TBA (d).....................................................     2.50%       03/15/50         4,362,256
    25,950,000     Pool TBA (d).....................................................     3.00%       03/15/50        26,732,555
    41,700,000     Pool TBA (d).....................................................     3.00%       04/15/50        42,903,558
     1,075,000     Pool TBA (d).....................................................     5.00%       04/15/50         1,163,111
                Government National Mortgage Association
       416,240     Pool MA1157......................................................     3.50%       07/20/43           442,582
       586,709     Pool MA3521......................................................     3.50%       03/20/46           617,919
       429,435     Pool MA4069......................................................     3.50%       11/20/46           449,928
       251,222     Pool MA4195......................................................     3.00%       01/20/47           261,957
       305,578     Pool MA4196......................................................     3.50%       01/20/47           318,577
     1,399,996     Pool MA4261......................................................     3.00%       02/20/47         1,458,035
       413,516     Pool MA4262......................................................     3.50%       02/20/47           432,385
    11,846,788     Pool MA4382......................................................     3.50%       04/20/47        12,410,251
       138,413     Pool MA4453......................................................     4.50%       05/20/47           148,585
       154,602     Pool MA4586......................................................     3.50%       07/20/47           162,151
       983,251     Pool MA4588......................................................     4.50%       07/20/47         1,054,652
     2,570,723     Pool MA4651......................................................     3.00%       08/20/47         2,680,226
     1,414,056     Pool MA4652......................................................     3.50%       08/20/47         1,483,515
     1,419,157     Pool MA4719......................................................     3.50%       09/20/47         1,494,395
       148,977     Pool MA4722......................................................     5.00%       09/20/47           160,736
       132,009     Pool MA4777......................................................     3.00%       10/20/47           137,366
     3,512,097     Pool MA4778......................................................     3.50%       10/20/47         3,678,488
     3,211,480     Pool MA4836......................................................     3.00%       11/20/47         3,341,060
     3,399,424     Pool MA4837......................................................     3.50%       11/20/47         3,560,766
     1,144,839     Pool MA4838......................................................     4.00%       11/20/47         1,208,281
       193,231     Pool MA4901......................................................     4.00%       12/20/47           204,647
       839,117     Pool MA4961......................................................     3.00%       01/20/48           872,594
     1,257,785     Pool MA4962......................................................     3.50%       01/20/48         1,312,732


Page 14                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$    1,847,774     Pool MA4963......................................................     4.00%       01/20/48    $    1,956,299
     1,046,880     Pool MA5078......................................................     4.00%       03/20/48         1,106,112
     2,449,174     Pool MA5136......................................................     3.50%       04/20/48         2,574,146
     2,280,585     Pool MA5399......................................................     4.50%       08/20/48         2,419,685
       858,106     Pool MA5466......................................................     4.00%       09/20/48           905,006
       248,643     Pool MA5467......................................................     4.50%       09/20/48           263,411
       746,670     Pool MA5597......................................................     5.00%       11/20/48           802,617
     4,211,518     Pool MA5976......................................................     3.50%       06/20/49         4,310,575
       770,797     Pool MA6030......................................................     3.50%       07/20/49           788,502
     2,911,347     Pool MA6080......................................................     3.00%       08/20/49         2,986,545
    13,850,000     Pool TBA (d).....................................................     3.00%       04/15/50        14,298,942
                                                                                                                 --------------
                                                                                                                    591,492,374
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................     649,027,092
                (Cost $634,601,974)                                                                              --------------

U.S. GOVERNMENT BONDS AND NOTES -- 27.6%

    36,242,000  U.S. Treasury Bond..................................................     2.38%       11/15/49        42,273,603
    32,085,000  U.S. Treasury Bond..................................................     2.00%       02/15/50        34,614,200
    20,502,975  U.S. Treasury Inflation Indexed Bond (e)............................     0.25%       02/15/50        21,522,008
     1,515,192  U.S. Treasury Inflation Indexed Note (e)............................     0.13%       07/15/24         1,555,022
    13,702,298  U.S. Treasury Inflation Indexed Note (e)............................     0.13%       10/15/24        14,080,818
    17,878,751  U.S. Treasury Inflation Indexed Note (e)............................     0.25%       07/15/29        18,881,756
    74,345,000  U.S. Treasury Note..................................................     1.63%       12/31/21        75,306,258
    26,420,000  U.S. Treasury Note..................................................     1.38%       01/31/22        26,662,528
    46,630,000  U.S. Treasury Note..................................................     1.13%       02/28/22        46,859,507
    25,340,000  U.S. Treasury Note..................................................     1.75%       12/31/24        26,335,288
    50,800,000  U.S. Treasury Note..................................................     1.38%       01/31/25        51,922,164
    48,890,000  U.S. Treasury Note..................................................     1.13%       02/28/25        49,399,908
    28,023,000  U.S. Treasury Note..................................................     1.75%       11/15/29        29,614,619
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................     439,027,679
                (Cost $422,951,917)                                                                              --------------

CORPORATE BONDS AND NOTES -- 16.9%

                AEROSPACE/DEFENSE -- 0.0%
       100,000  Northrop Grumman Corp...............................................     2.93%       01/15/25           106,050
                                                                                                                 --------------
                AGRICULTURE -- 0.4%
       280,000  BAT Capital Corp....................................................     4.39%       08/15/37           297,012
       545,000  BAT Capital Corp....................................................     4.54%       08/15/47           568,276
     1,010,000  Reynolds American, Inc..............................................     5.70%       08/15/35         1,204,982
     3,445,000  Reynolds American, Inc..............................................     5.85%       08/15/45         4,124,269
                                                                                                                 --------------
                                                                                                                      6,194,539
                                                                                                                 --------------
                AIRLINES -- 0.2%
     1,089,794  American Airlines Pass-Through Trust, Series 2014-1, Class A........     3.70%       10/01/26         1,185,811
       125,135  American Airlines Pass-Through Trust, Series 2015-2, Class AA.......     3.60%       09/22/27           136,666
       970,814  Continental Airlines Pass-Through Trust, Series 2007-1, Class A.....     5.98%       04/19/22         1,026,060
       123,284  Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1.........     6.72%       01/02/23           131,806
       514,819  US Airways Pass-Through Trust, Series 2012-1, Class A...............     5.90%       10/01/24           583,391
                                                                                                                 --------------
                                                                                                                      3,063,734
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 15

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                AUTO MANUFACTURERS -- 2.1%
$    1,965,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                   0.90% (a) (f)....................................................     2.59%       02/15/22    $    1,983,594
     1,000,000  Ford Motor Credit Co. LLC...........................................     3.16%       08/04/20         1,003,772
       885,000  Ford Motor Credit Co. LLC...........................................     2.34%       11/02/20           887,346
     2,000,000  Ford Motor Credit Co. LLC...........................................     5.09%       01/07/21         2,052,176
     4,190,000  Ford Motor Credit Co. LLC...........................................     3.20%       01/15/21         4,218,181
     1,020,000  Ford Motor Credit Co. LLC...........................................     5.75%       02/01/21         1,049,671
     3,135,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.81% (a)..................     2.71%       04/05/21         3,117,201
     1,000,000  Ford Motor Credit Co. LLC...........................................     5.88%       08/02/21         1,044,903
       285,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (a)..................     2.73%       10/12/21           281,922
     2,235,000  Ford Motor Credit Co. LLC...........................................     3.81%       10/12/21         2,281,178
     2,916,000  Ford Motor Credit Co. LLC...........................................     5.60%       01/07/22         3,078,129
     2,285,000  Ford Motor Credit Co. LLC...........................................     3.22%       01/09/22         2,295,068
       390,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.27% (a)..................     3.23%       03/28/22           383,470
       230,000  Ford Motor Credit Co. LLC...........................................     3.34%       03/28/22           232,423
       150,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.08% (a)..................     2.84%       08/03/22           146,120
       655,000  Ford Motor Credit Co. LLC...........................................     4.25%       09/20/22           674,571
     1,822,000  General Motors Financial Co., Inc...................................     3.20%       07/06/21         1,843,985
     1,465,000  General Motors Financial Co., Inc...................................     4.38%       09/25/21         1,514,921
     2,140,000  General Motors Financial Co., Inc...................................     4.20%       11/06/21         2,213,821
       760,000  General Motors Financial Co., Inc...................................     3.45%       04/10/22           779,551
     2,095,000  General Motors Financial Co., Inc...................................     3.15%       06/30/22         2,144,683
                                                                                                                 --------------
                                                                                                                     33,226,686
                                                                                                                 --------------
                BANKS -- 1.9%
       180,000  Bank of America Corp. (g)...........................................     3.00%       12/20/23           186,605
        75,000  Bank of America Corp., Medium-Term Note (g).........................     3.09%       10/01/25            78,840
     6,910,000  Bank of America Corp., Medium-Term Note (g).........................     2.02%       02/13/26         6,962,325
       210,000  Bank of America Corp., Medium-Term Note (g).........................     4.27%       07/23/29           241,766
       300,000  Bank of New York Mellon (The) Corp., Medium-Term Note (g)...........     2.66%       05/16/23           307,252
     1,000,000  Citigroup, Inc. (g).................................................     3.14%       01/24/23         1,026,681
     1,000,000  Goldman Sachs Group, (The), Inc. (g)................................     2.88%       10/31/22         1,020,178
       750,000  Goldman Sachs Group, (The), Inc. (g)................................     2.91%       07/24/23           770,920
     1,950,000  Goldman Sachs Group, (The), Inc. (g)................................     3.27%       09/29/25         2,059,319
     1,890,000  JPMorgan Chase & Co. (g)............................................     4.02%       12/05/24         2,050,092
       500,000  JPMorgan Chase & Co.................................................     3.90%       07/15/25           551,970
     1,455,000  JPMorgan Chase & Co.................................................     3.20%       06/15/26         1,564,784
     2,145,000  Morgan Stanley, Global Medium-Term Note, SOFR + 0.70% (a)...........     2.28%       01/20/23         2,153,419
       425,000  Morgan Stanley, Global Medium-Term Note (g).........................     4.43%       01/23/30           494,671
       400,000  PNC Bank N.A........................................................     3.80%       07/25/23           429,628
       690,000  PNC Bank N.A., Bank Note............................................     2.50%       01/22/21           695,384
     1,480,000  Wells Fargo & Co....................................................     3.07%       01/24/23         1,518,630
     1,000,000  Wells Fargo & Co....................................................     3.00%       04/22/26         1,060,527
       250,000  Wells Fargo & Co....................................................     3.00%       10/23/26           265,034
     6,060,000  Wells Fargo & Co., Medium-Term Note (g).............................     2.16%       02/11/26         6,142,313
       350,000  Wells Fargo & Co., Medium-Term Note (g).............................     3.58%       05/22/28           380,782
                                                                                                                 --------------
                                                                                                                     29,961,120
                                                                                                                 --------------
                BEVERAGES -- 0.1%
       635,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.75%       01/23/29           753,118
       200,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.44%       10/06/48           234,019
                                                                                                                 --------------
                                                                                                                        987,137
                                                                                                                 --------------


Page 16                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                BIOTECHNOLOGY -- 0.1%
$      727,000  Amgen, Inc..........................................................     4.40%       05/01/45    $      843,396
       175,000  Gilead Sciences, Inc................................................     3.65%       03/01/26           192,597
                                                                                                                 --------------
                                                                                                                      1,035,993
                                                                                                                 --------------
                CHEMICALS -- 0.1%
     1,744,000  International Flavors & Fragrances, Inc.............................     5.00%       09/26/48         2,055,389
                                                                                                                 --------------
                COMPUTERS -- 0.1%
     1,020,000  Dell International LLC / EMC Corp. (f)..............................     4.42%       06/15/21         1,051,118
                                                                                                                 --------------
                DIVERSIFIED FINANCIAL SERVICES -- 0.3%
     1,485,000  Air Lease Corp......................................................     3.50%       01/15/22         1,527,370
     1,890,000  Air Lease Corp......................................................     3.25%       03/01/25         1,961,131
       360,000  Air Lease Corp., Medium-Term Note...................................     2.30%       02/01/25           360,343
       450,000  Raymond James Financial, Inc........................................     4.95%       07/15/46           576,798
                                                                                                                 --------------
                                                                                                                      4,425,642
                                                                                                                 --------------
                ELECTRIC -- 0.8%
       200,000  Ameren Illinois Co..................................................     3.70%       12/01/47           237,223
       750,000  Cleco Power LLC.....................................................     6.00%       12/01/40         1,003,135
       500,000  Consolidated Edison Co. of New York, Inc............................     4.50%       05/15/58           635,627
       155,000  Duke Energy Carolinas LLC...........................................     3.70%       12/01/47           177,709
       700,000  Duke Energy Progress LLC............................................     3.25%       08/15/25           758,407
       750,000  Duquesne Light Holdings, Inc. (f)...................................     6.40%       09/15/20           767,554
       750,000  Entergy Texas, Inc..................................................     3.45%       12/01/27           808,090
     1,000,000  Evergy Metro, Inc...................................................     3.65%       08/15/25         1,101,487
     1,250,000  Interstate Power & Light Co.........................................     3.25%       12/01/24         1,333,338
       400,000  LG&E & KU Energy LLC................................................     3.75%       11/15/20           403,872
       830,000  Metropolitan Edison Co. (f).........................................     4.00%       04/15/25           903,623
       900,000  NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR + 0.55% (a)......     2.16%       08/28/21           900,282
     1,150,000  PNM Resources, Inc..................................................     3.25%       03/09/21         1,166,323
       825,000  Public Service Co. of New Mexico....................................     3.85%       08/01/25           895,102
       300,000  Southwestern Electric Power Co......................................     3.55%       02/15/22           310,682
       700,000  Trans-Allegheny Interstate Line Co. (f).............................     3.85%       06/01/25           772,643
       750,000  Tucson Electric Power Co............................................     5.15%       11/15/21           788,233
       355,000  Virginia Electric & Power Co........................................     4.60%       12/01/48           466,387
                                                                                                                 --------------
                                                                                                                     13,429,717
                                                                                                                 --------------
                ENTERTAINMENT -- 0.0%
       740,000  Churchill Downs, Inc. (f)...........................................     4.75%       01/15/28           741,369
                                                                                                                 --------------
                ENVIRONMENTAL CONTROL -- 0.1%
       260,000  Clean Harbors, Inc. (f).............................................     5.13%       07/15/29           279,265
       150,000  Republic Services, Inc..............................................     2.90%       07/01/26           159,554
       987,000  Waste Pro USA, Inc. (f).............................................     5.50%       02/15/26           964,968
                                                                                                                 --------------
                                                                                                                      1,403,787
                                                                                                                 --------------
                FOOD -- 0.9%
     1,000,000  Campbell Soup Co., 3 Mo. LIBOR + 0.63% (a)..........................     2.52%       03/15/21         1,001,091
     1,500,000  Kraft Heinz Foods Co................................................     5.00%       07/15/35         1,594,845
     2,405,000  Kraft Heinz Foods Co................................................     5.00%       06/04/42         2,400,299
     2,635,000  Kraft Heinz Foods Co................................................     5.20%       07/15/45         2,712,876
     3,845,000  Kraft Heinz Foods Co................................................     4.38%       06/01/46         3,584,434
     2,755,000  Kraft Heinz Foods Co. (f)...........................................     4.88%       10/01/49         2,721,971
        97,000  Kroger (The) Co.....................................................     5.40%       01/15/49           126,155
        20,000  Lamb Weston Holdings, Inc. (f)......................................     4.63%       11/01/24            20,842
                                                                                                                 --------------
                                                                                                                     14,162,513
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 17

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                GAS -- 0.1%
$      500,000  Southern Co. Gas Capital Corp.......................................     2.45%       10/01/23    $      514,349
       400,000  Southern Co. Gas Capital Corp.......................................     5.88%       03/15/41           562,851
       200,000  Spire, Inc..........................................................     3.54%       02/27/24           208,083
                                                                                                                 --------------
                                                                                                                      1,285,283
                                                                                                                 --------------
                HEALTHCARE-PRODUCTS -- 0.1%
       300,000  Boston Scientific Corp..............................................     3.45%       03/01/24           319,903
       180,000  Teleflex, Inc.......................................................     4.63%       11/15/27           189,225
       525,000  Zimmer Biomet Holdings, Inc.........................................     2.70%       04/01/20           525,339
                                                                                                                 --------------
                                                                                                                      1,034,467
                                                                                                                 --------------
                HEALTHCARE-SERVICES -- 1.0%
       150,000  Anthem, Inc.........................................................     3.30%       01/15/23           156,957
       120,000  Anthem, Inc.........................................................     3.65%       12/01/27           131,384
     2,300,000  Anthem, Inc.........................................................     2.88%       09/15/29         2,372,514
       200,000  Centene Corp. (f)...................................................     5.38%       08/15/26           210,750
       418,000  Encompass Health Corp...............................................     4.75%       02/01/30           432,275
     1,428,000  HCA, Inc............................................................     4.75%       05/01/23         1,546,388
     2,315,000  HCA, Inc............................................................     5.00%       03/15/24         2,575,007
       400,000  HCA, Inc............................................................     5.13%       06/15/39           465,890
     1,540,000  HCA, Inc............................................................     5.25%       06/15/49         1,798,059
       500,000  Humana, Inc.........................................................     3.15%       12/01/22           519,626
       360,000  Humana, Inc.........................................................     2.90%       12/15/22           371,790
       475,000  Humana, Inc.........................................................     3.95%       08/15/49           516,481
       200,000  New York and Presbyterian (The) Hospital............................     3.56%       08/01/36           224,494
     2,165,000  NYU Langone Hospitals, Series 2020..................................     3.38%       07/01/55         2,326,623
       650,000  Partners Healthcare System, Inc., Series 2020.......................     3.34%       07/01/60           721,530
       101,000  Tenet Healthcare Corp...............................................     4.63%       07/15/24           101,213
     1,440,000  UnitedHealth Group, Inc.............................................     3.75%       07/15/25         1,597,030
       605,000  UnitedHealth Group, Inc.............................................     3.70%       08/15/49           675,902
                                                                                                                 --------------
                                                                                                                     16,743,913
                                                                                                                 --------------
                HOUSEHOLD PRODUCTS/WARES -- 0.0%
       245,000  Spectrum Brands, Inc................................................     5.75%       07/15/25           251,735
                                                                                                                 --------------
                INSURANCE -- 0.4%
       800,000  Berkshire Hathaway Finance Corp.....................................     4.20%       08/15/48           978,939
       700,000  Farmers Exchange Capital III (f) (g)................................     5.45%       10/15/54           846,955
       600,000  Farmers Insurance Exchange (f)......................................     8.63%       05/01/24           736,298
       400,000  Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (a) (f)........     4.18%       12/15/24           400,602
       620,000  Pricoa Global Funding I (f).........................................     3.45%       09/01/23           658,951
       240,000  Teachers Insurance & Annuity Association of America (f) (g).........     4.38%       09/15/54           259,371
     2,055,000  Willis North America, Inc...........................................     2.95%       09/15/29         2,158,094
                                                                                                                 --------------
                                                                                                                      6,039,210
                                                                                                                 --------------
                MEDIA -- 0.4%
       633,000  CCO Holdings LLC / CCO Holdings Capital Corp. (f)...................     5.38%       06/01/29           675,126
       863,000  CCO Holdings LLC / CCO Holdings Capital Corp. (f)...................     4.50%       08/15/30           874,327
     2,475,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     4.91%       07/23/25         2,786,956
       100,000  Comcast Corp........................................................     3.97%       11/01/47           117,831
       850,000  CSC Holdings LLC (f)................................................     6.63%       10/15/25           890,384
       200,000  CSC Holdings LLC (f)................................................     5.38%       02/01/28           208,530
        34,000  CSC Holdings LLC (f)................................................     6.50%       02/01/29            37,630


Page 18                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                MEDIA (CONTINUED)
$      150,000  Time Warner Cable LLC...............................................     5.88%       11/15/40    $      179,524
       700,000  Time Warner Cable LLC...............................................     5.50%       09/01/41           819,400
       300,000  ViacomCBS, Inc......................................................     2.50%       02/15/23           307,657
       200,000  ViacomCBS, Inc......................................................     3.70%       06/01/28           216,360
                                                                                                                 --------------
                                                                                                                      7,113,725
                                                                                                                 --------------
                MISCELLANEOUS MANUFACTURING -- 0.5%
       460,000  General Electric Co., Global Medium-Term Note.......................     4.63%       01/07/21           471,096
     1,000,000  General Electric Co., Global Medium-Term Note.......................     6.88%       01/10/39         1,394,932
       470,000  General Electric Co., Medium-Term Note..............................     4.65%       10/17/21           490,303
     2,775,000  General Electric Co., Medium-Term Note..............................     6.75%       03/15/32         3,778,585
     1,395,000  General Electric Co., Medium-Term Note..............................     5.88%       01/14/38         1,816,154
                                                                                                                 --------------
                                                                                                                      7,951,070
                                                                                                                 --------------
                OIL & GAS -- 0.1%
       273,000  Antero Resources Corp...............................................     5.13%       12/01/22           169,746
       665,000  Antero Resources Corp...............................................     5.00%       03/01/25           344,137
        33,000  Endeavor Energy Resources L.P. / EER Finance, Inc. (f)..............     5.75%       01/30/28            32,309
     1,770,000  EQT Corp............................................................     3.90%       10/01/27         1,141,650
         7,000  Gulfport Energy Corp................................................     6.38%       05/15/25             2,243
       400,000  Hess Corp...........................................................     5.60%       02/15/41           432,224
                                                                                                                 --------------
                                                                                                                      2,122,309
                                                                                                                 --------------
                OIL & GAS SERVICES -- 0.0%
       125,000  USA Compression Partners L.P. / USA Compression Finance
                   Corp.............................................................     6.88%       04/01/26           121,184
                                                                                                                 --------------
                PACKAGING & CONTAINERS -- 0.1%
       650,000  Amcor Finance USA, Inc. (f).........................................     4.50%       05/15/28           754,318
        76,000  Berry Global, Inc. (f)..............................................     4.88%       07/15/26            77,450
        50,000  Graphic Packaging International LLC.................................     4.88%       11/15/22            52,266
       240,000  Matthews International Corp. (f)....................................     5.25%       12/01/25           238,900
       300,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                   Reynolds Group Issuer Lu, 3 Mo. LIBOR + 3.50% (a) (f)............     5.33%       07/15/21           299,700
       355,000  WRKCo, Inc..........................................................     4.90%       03/15/29           416,755
                                                                                                                 --------------
                                                                                                                      1,839,389
                                                                                                                 --------------
                PHARMACEUTICALS -- 2.4%
       690,000  AbbVie, Inc. (f)....................................................     4.05%       11/21/39           765,641
       400,000  AbbVie, Inc.........................................................     4.40%       11/06/42           461,988
     1,870,000  AbbVie, Inc.........................................................     4.45%       05/14/46         2,160,884
       450,000  AbbVie, Inc.........................................................     4.88%       11/14/48           554,511
     3,325,000  AbbVie, Inc. (f)....................................................     4.25%       11/21/49         3,775,785
     1,895,000  Bayer US Finance II LLC (f).........................................     3.88%       12/15/23         2,040,034
     1,045,000  Bayer US Finance II LLC (f).........................................     3.38%       07/15/24         1,098,388
     3,160,000  Bayer US Finance II LLC (f).........................................     4.38%       12/15/28         3,601,002
       815,000  Bayer US Finance II LLC (f).........................................     4.63%       06/25/38           984,247
       425,000  Bayer US Finance II LLC (f).........................................     4.40%       07/15/44           472,629
     2,190,000  Bayer US Finance II LLC (f).........................................     4.88%       06/25/48         2,665,525
       460,000  Bayer US Finance LLC (f)............................................     3.38%       10/08/24           488,999
       300,000  Becton Dickinson and Co.............................................     3.25%       11/12/20           303,329
     1,000,000  Becton Dickinson and Co.............................................     2.89%       06/06/22         1,025,740
     3,385,000  Becton Dickinson and Co.............................................     3.36%       06/06/24         3,590,999
     1,000,000  Becton Dickinson and Co.............................................     6.70%       08/01/28         1,291,313


                        See Notes to Financial Statements                Page 19

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$       75,000  Cigna Corp. (f).....................................................     3.05%       10/15/27    $       78,665
     1,030,000  Cigna Corp. (f).....................................................     3.88%       10/15/47         1,092,460
     2,129,000  Cigna Corp..........................................................     4.90%       12/15/48         2,643,367
       150,000  CVS Health Corp.....................................................     3.88%       07/20/25           164,000
       400,000  CVS Health Corp.....................................................     4.30%       03/25/28           448,476
     1,850,000  CVS Health Corp.....................................................     5.13%       07/20/45         2,264,808
     4,375,000  CVS Health Corp.....................................................     5.05%       03/25/48         5,387,449
       535,000  Elanco Animal Health, Inc...........................................     5.02%       08/28/23           573,405
        75,000  Johnson & Johnson...................................................     3.63%       03/03/37            86,437
                                                                                                                 --------------
                                                                                                                     38,020,081
                                                                                                                 --------------
                PIPELINES -- 1.1%
       145,000  Energy Transfer Operating L.P.......................................     5.20%       02/01/22           152,899
       198,000  Energy Transfer Operating L.P.......................................     5.50%       06/01/27           224,636
       260,000  Energy Transfer Operating L.P.......................................     5.15%       03/15/45           271,864
     1,000,000  Energy Transfer Operating L.P.......................................     5.00%       05/15/50         1,013,729
       405,000  EQM Midstream Partners L.P..........................................     5.50%       07/15/28           339,694
       650,000  Kinder Morgan, Inc..................................................     5.30%       12/01/34           774,865
        55,000  NGPL PipeCo LLC (f).................................................     4.38%       08/15/22            57,511
       276,390  Pipeline Funding Co. LLC (f)........................................     7.50%       01/15/30           356,230
       150,000  Plains All American Pipeline L.P. / PAA Finance Corp................     2.85%       01/31/23           152,424
       200,000  Plains All American Pipeline L.P. / PAA Finance Corp................     3.85%       10/15/23           210,160
        50,000  Plains All American Pipeline L.P. / PAA Finance Corp................     4.65%       10/15/25            54,480
       650,000  Plains All American Pipeline L.P. / PAA Finance Corp................     4.50%       12/15/26           708,258
       425,000  Plains All American Pipeline L.P. / PAA Finance Corp................     3.55%       12/15/29           418,680
       244,000  Rockies Express Pipeline LLC (f)....................................     5.63%       04/15/20           244,756
     1,500,000  Rockies Express Pipeline LLC (f)....................................     4.80%       05/15/30         1,458,152
     1,360,000  Rockies Express Pipeline LLC (f)....................................     6.88%       04/15/40         1,396,675
       421,068  Ruby Pipeline LLC (f)...............................................     6.50%       04/01/22           426,293
       325,000  Sabine Pass Liquefaction LLC........................................     5.63%       03/01/25           369,816
     1,000,000  Sabine Pass Liquefaction LLC........................................     5.00%       03/15/27         1,106,302
     1,200,000  Spectra Energy Partners L.P.........................................     4.60%       06/15/21         1,235,382
       400,000  Sunoco Logistics Partners Operations L.P............................     3.90%       07/15/26           423,305
     1,606,000  Sunoco Logistics Partners Operations L.P............................     5.40%       10/01/47         1,699,837
       145,000  TC PipeLines L.P....................................................     4.65%       06/15/21           148,930
     1,000,000  TC PipeLines L.P....................................................     4.38%       03/13/25         1,079,962
     1,250,000  TC PipeLines L.P....................................................     3.90%       05/25/27         1,334,483
       400,000  Williams Cos (The), Inc.............................................     4.50%       11/15/23           433,406
       600,000  Williams Cos (The), Inc.............................................     4.55%       06/24/24           655,405
                                                                                                                 --------------
                                                                                                                     16,748,134
                                                                                                                 --------------
                REAL ESTATE INVESTMENT TRUSTS -- 1.7%
       250,000  Alexandria Real Estate Equities, Inc................................     4.30%       01/15/26           282,757
       800,000  American Campus Communities Operating Partnership L.P...............     4.13%       07/01/24           877,092
       250,000  American Campus Communities Operating Partnership L.P...............     3.63%       11/15/27           277,656
       215,000  American Tower Corp.................................................     3.00%       06/15/23           224,000
       785,000  Boston Properties L.P...............................................     3.20%       01/15/25           843,090
       625,000  CC Holdings GS V LLC / Crown Castle GS III Corp.....................     3.85%       04/15/23           663,959
       750,000  CubeSmart L.P.......................................................     4.38%       02/15/29           870,862
     3,425,000  CyrusOne L.P. / CyrusOne Finance Corp...............................     2.90%       11/15/24         3,477,317
       500,000  Digital Realty Trust L.P............................................     3.63%       10/01/22           522,935


Page 20                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$    2,210,000  GLP Capital L.P. / GLP Financing II, Inc............................     3.35%       09/01/24    $    2,296,488
     1,000,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.25%       06/01/25         1,121,640
       750,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       04/15/26           847,973
     1,210,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.30%       01/15/29         1,401,086
       475,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.00%       01/15/30           505,786
     1,175,000  Healthcare Realty Trust, Inc........................................     3.75%       04/15/23         1,238,971
       399,000  Healthpeak Properties, Inc..........................................     4.25%       11/15/23           434,537
       475,000  Healthpeak Properties, Inc..........................................     3.88%       08/15/24           517,340
       600,000  Healthpeak Properties, Inc..........................................     3.25%       07/15/26           647,933
     1,000,000  Hudson Pacific Properties L.P.......................................     4.65%       04/01/29         1,167,734
     1,000,000  Kilroy Realty L.P...................................................     3.45%       12/15/24         1,073,008
     1,300,000  Kimco Realty Corp...................................................     3.40%       11/01/22         1,360,649
       200,000  Life Storage L.P....................................................     3.88%       12/15/27           222,468
        40,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc..................................................     5.63%       05/01/24            43,383
        80,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc..................................................     4.50%       01/15/28            82,228
       750,000  National Retail Properties, Inc.....................................     3.80%       10/15/22           795,043
       176,000  National Retail Properties, Inc.....................................     3.30%       04/15/23           184,292
       350,000  Piedmont Operating Partnership L.P..................................     3.40%       06/01/23           365,493
       750,000  Prologis L.P........................................................     4.38%       02/01/29           888,582
        22,000  SBA Communications Corp.............................................     4.88%       09/01/24            22,655
       300,000  SL Green Operating Partnership L.P..................................     3.25%       10/15/22           311,935
       550,000  SL Green Realty Corp................................................     4.50%       12/01/22           587,604
     1,000,000  Ventas Realty L.P...................................................     2.65%       01/15/25         1,037,390
       400,000  Ventas Realty L.P...................................................     3.85%       04/01/27           439,295
       550,000  WEA Finance LLC (f).................................................     3.15%       04/05/22           569,702
        75,000  Welltower, Inc......................................................     4.50%       01/15/24            82,387
     1,125,000  Welltower, Inc......................................................     4.00%       06/01/25         1,242,895
                                                                                                                 --------------
                                                                                                                     27,528,165
                                                                                                                 --------------
                RETAIL -- 0.1%
       488,000  Rite Aid Corp. (f)..................................................     6.13%       04/01/23           448,350
       500,000  Walgreens Boots Alliance, Inc.......................................     3.30%       11/18/21           513,159
       150,000  Walgreens Boots Alliance, Inc.......................................     3.80%       11/18/24           160,169
                                                                                                                 --------------
                                                                                                                      1,121,678
                                                                                                                 --------------
                SEMICONDUCTORS -- 0.4%
     2,530,000  Broadcom Corp. / Broadcom Cayman Finance Ltd........................     3.00%       01/15/22         2,579,658
     2,880,000  Broadcom Corp. / Broadcom Cayman Finance Ltd........................     3.63%       01/15/24         3,024,887
       935,000  Broadcom, Inc. (f)..................................................     3.63%       10/15/24           984,198
                                                                                                                 --------------
                                                                                                                      6,588,743
                                                                                                                 --------------
                SOFTWARE -- 0.1%
     1,400,000  Fiserv, Inc.........................................................     3.20%       07/01/26         1,498,343
       440,000  SS&C Technologies, Inc. (f).........................................     5.50%       09/30/27           461,593
                                                                                                                 --------------
                                                                                                                      1,959,936
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 1.3%
       200,000  AT&T, Inc...........................................................     4.30%       02/15/30           229,108
     1,000,000  AT&T, Inc...........................................................     5.25%       03/01/37         1,238,861
       640,000  AT&T, Inc...........................................................     4.30%       12/15/42           719,246
       322,000  AT&T, Inc...........................................................     4.80%       06/15/44           381,493


                        See Notes to Financial Statements                Page 21

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                TELECOMMUNICATIONS (CONTINUED)
$    1,630,000  AT&T, Inc...........................................................     4.35%       06/15/45    $    1,839,958
     2,850,000  AT&T, Inc...........................................................     4.75%       05/15/46         3,347,985
       500,000  AT&T, Inc...........................................................     5.15%       11/15/46           619,666
     1,200,000  AT&T, Inc...........................................................     4.55%       03/09/49         1,392,223
       215,000  Level 3 Financing, Inc..............................................     5.38%       01/15/24           215,093
     1,480,000  Level 3 Financing, Inc. (f).........................................     3.40%       03/01/27         1,541,450
       185,000  Qwest Corp..........................................................     7.25%       09/15/25           216,594
     1,000,000  SES GLOBAL Americas Holdings G.P. (f)...............................     5.30%       03/25/44         1,145,969
       953,000  Sprint Communications, Inc. (f).....................................     7.00%       03/01/20           953,000
       128,000  Sprint Corp.........................................................     7.88%       09/15/23           146,507
     1,419,688  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (f).........................................     3.36%       09/20/21         1,432,962
     2,835,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (f).........................................     4.74%       03/20/25         3,041,572
     1,335,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (f).........................................     5.15%       03/20/28         1,512,098
                                                                                                                 --------------
                                                                                                                     19,973,785
                                                                                                                 --------------
                TRANSPORTATION -- 0.0%
       270,000  Union Pacific Corp..................................................     3.95%       09/10/28           307,766
                                                                                                                 --------------
                TOTAL CORPORATE BONDS AND NOTES................................................................     268,595,367
                (Cost $257,225,055)                                                                              --------------

MORTGAGE-BACKED SECURITIES -- 7.7%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.2%
                Alternative Loan Trust
     1,052,908     Series 2005-56, Class 1A1, 1 Mo. LIBOR + 0.73% (a)...............     2.36%       11/25/35         1,088,095
     3,647,885     Series 2007-13, Class A1.........................................     6.00%       06/25/47         3,102,736
                American Home Mortgage Investment Trust
     2,523,255     Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (a)................     2.21%       11/25/45         2,487,577
                Banc of America Funding Trust
       715,000     Series 2014-R6, Class 2A13 (b) (f)...............................     1.92%       07/26/36           703,066
                BCAP LLC Trust
       492,746     Series 2015-RR5, Class 1A3 (b) (f)...............................     6.05%       08/26/36           488,684
                Bear Stearns ALT-A Trust
        32,291     Series 2004-6, Class 1A, 1 Mo. LIBOR + 0.64% (a).................     2.27%       07/25/34            32,411
                Bear Stearns Mortgage Funding Trust
       203,630     Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (a)..............     1.84%       07/25/36           197,588
     3,477,050     Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (a)..............     1.81%       10/25/36         3,356,035
     6,726,013     Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (a)..............     1.82%       01/25/37         6,468,998
       319,293     Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (a).............     1.79%       06/25/47           305,558
                CIM Trust
     3,003,295     Series 2017-3, Class A1, 1 Mo. LIBOR + 2.00% (a) (f).............     3.66%       01/25/57         3,074,539
     2,748,142     Series 2017-6, Class A1 (a) (f)..................................     3.02%       06/25/57         2,809,730
     4,789,853     Series 2019-R1, Class A (a) (f)..................................     3.25%       10/25/58         4,830,574
     6,303,484     Series 2019-R4, Class A1 (a) (f).................................     3.00%       10/25/59         6,344,402
                Credit Suisse Mortgage Trust
       425,649     Series 2010-7R, Class 1A12 (f)...................................     4.00%       01/26/37           433,015
       491,230     Series 2010-8R, Class 4A5 (b) (f)................................     3.85%       12/26/35           498,448
       505,576     Series 2010-8R, Class 10A5 (b) (f)...............................     4.00%       04/26/47           506,788


Page 22                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Credit Suisse Mortgage Trust (Continued)
$       90,887     Series 2011-5R, Class 2A1 (b) (f)................................     3.66%       08/27/46    $       91,618
       355,375     Series 2014-2R, Class 19A1 (b) (f)...............................     3.00%       05/27/36           353,829
       104,333     Series 2015-8R, Class 3A1, 6 Mo. LIBOR + 1.50% (a) (f)...........     3.40%       11/25/37           104,256
     3,867,536     Series 2019-RPL8, Class A1 (a) (f)...............................     3.32%       10/25/58         3,928,982
                Deephaven Residential Mortgage Trust
       175,856     Series 2017-1A, Class A1 (b) (f).................................     2.73%       12/26/46           176,058
     5,143,052     Series 2019-4A, Class A1 (a) (f).................................     2.79%       10/25/59         5,187,247
                GMACM Mortgage Loan Trust
     2,098,747     Series 2006-AR1, Class 1A1 (b)...................................     3.82%       04/19/36         1,950,795
     2,615,386     Series 2006-J1, Class A4.........................................     5.75%       04/25/36         2,664,371
                GreenPoint Mortgage Funding Trust
       184,668     Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (a)..............     2.21%       02/25/36           181,710
                HarborView Mortgage Loan Trust
       584,517     Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.31% (a)..............     1.96%       11/19/35           564,421
     1,749,557     Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (a)................     2.63%       10/25/37         1,686,230
                HomeBanc Mortgage Trust
     1,334,491     Series 2004-2, Class A1, 1 Mo. LIBOR + 0.74% (a).................     2.37%       12/25/34         1,356,876
                Impac CMB Trust
       350,507     Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (a)................     2.15%       04/25/35           343,873
     1,154,910     Series 2005-4, Class 1A1A, 1 Mo. LIBOR + 0.54% (a)...............     2.17%       05/25/35         1,158,203
                IndyMac INDX Mortgage Loan Trust
     2,090,468     Series 2005-AR14, Class 2A1A, 1 Mo. LIBOR + 0.30% (a)............     1.93%       07/25/35         2,039,122
     5,345,831     Series 2006-AR6, Class 2A1A, 1 Mo. LIBOR + 0.20% (a).............     1.83%       06/25/46         4,819,906
     6,395,932     Series 2007-FLX4, Class 2A2, 1 Mo. LIBOR + 0.25% (a).............     1.88%       07/25/37         5,985,450
                JP Morgan Mortgage Trust
     2,808,934     Series 2006-A4, Class 1A1 (b)....................................     4.37%       06/25/36         2,534,710
                Lehman XS Trust
       360,297     Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.19% (a)..............     1.82%       11/25/46           346,091
     4,167,072     Series 2007-16N, Class 2A1, 1 Mo. LIBOR + 0.40% (a)..............     2.03%       09/25/47         4,074,809
                Merrill Lynch Alternative Note Asset Trust
     5,609,169     Series 2007-OAR3, Class A1, 1 Mo. LIBOR + 0.19% (a)..............     1.85%       07/25/47         5,388,953
                Morgan Stanley Mortgage Loan Trust
       801,310     Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (a)..............     2.60%       07/25/34           813,023
        79,666     Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (a)................     1.89%       04/25/35            79,602
                Morgan Stanley Resecuritization Trust
       148,173     Series 2015-R2, Class 1A1, 12 Mo. Treasury Average +
                      0.71% (a) (f).................................................     2.86%       12/27/46           151,354
                MortgageIT Trust
       124,803     Series 2005-5, Class A1, 1 Mo. LIBOR + 0.52% (a).................     2.15%       12/25/35           125,012
                Opteum Mortgage Acceptance Corp.
     1,631,746     Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.38% (a)...............     2.01%       12/25/35         1,591,185
       533,934     Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.21% (a)...............     1.84%       04/25/36           517,679
                Stanwich Mortgage Loan Co. LLC
     5,201,593     Series 2019-RPL1, Class A, steps up to 3.72% after Redemption
                      Date (f) (h)..................................................     3.72%       03/15/49         5,274,040
                Structured Adjustable Rate Mortgage Loan Trust
        48,979     Series 2004-12, Class 3A1 (b)....................................     3.98%       09/25/34            50,032


                        See Notes to Financial Statements                Page 23

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Structured Asset Mortgage Investments II Trust
$    3,267,476     Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (a)..............     1.86%       02/25/36    $    3,065,370
     3,435,170     Series 2007-AR6, Class A1, 12 Mo. Treasury Average +
                      1.50% (a).....................................................     3.55%       08/25/47         3,393,248
                WaMu Mortgage Pass-Through Certificates Trust
       141,282     Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (a).............     2.31%       01/25/45           140,694
       254,474     Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (a)............     1.89%       11/25/45           250,052
       365,768     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                      1.00% (a).....................................................     3.05%       02/25/46           375,644
       524,274     Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average +
                      0.94% (a).....................................................     3.09%       05/25/46           531,063
                                                                                                                 --------------
                                                                                                                     98,023,752
                                                                                                                 --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.5%
                Banc of America Merrill Lynch Large Loan Commercial Mortgage
                   Securities Trust
       285,000     Series 2015-200P, Class A (f)....................................     3.22%       04/14/33           306,736
     1,275,000     Series 2016-ISQ, Class A (f).....................................     2.85%       08/14/34         1,355,837
     1,265,000     Series 2018-PARK, Class A (b) (f)................................     4.09%       08/10/38         1,480,702
                BX Trust
       580,000     Series 2019-OC11, Class A (f)....................................     3.20%       12/09/41           637,835
                CALI Mortgage Trust
     1,125,000     Series 2019-101C, Class A (f)....................................     3.96%       03/10/39         1,309,043
                Century Plaza Towers
       840,000     Series 2019-CPT, Class A (f).....................................     2.87%       11/13/39           908,237
                COMM Mortgage Trust
       225,000     Series 2012-CR5, Class A3........................................     2.54%       12/10/45           230,811
       315,000     Series 2012-CR5, Class A4........................................     2.77%       12/10/45           325,625
     3,000,000     Series 2015-3BP, Class A (f).....................................     3.18%       02/10/35         3,231,906
                DBJPM Mortgage Trust
     2,050,000     Series 2016-SFC, Class A (f).....................................     2.83%       08/10/36         2,159,446
                DC Office Trust
       900,000     Series 2019-MTC, Class A (f).....................................     2.97%       09/15/45           976,375
                Eleven Madison Mortgage Trust
       305,000     Series 2015-11MD, Class A (b) (f)................................     3.55%       09/10/35           335,114
                Hudson Yards Mortgage Trust
     1,190,000     Series 2019-30HY, Class A (f)....................................     3.23%       07/10/39         1,324,941
     1,200,000     Series 2019-55HY, Class A (a) (f)................................     2.94%       12/10/41         1,310,023
                Irvine Core Office Trust
       235,000     Series 2013-IRV, Class A2 (b) (f)................................     3.17%       05/15/48           245,852
                JPMorgan Chase Commercial Mortgage Securities Trust
     1,110,000     Series 2019-OSB, Class A (f).....................................     3.40%       06/05/39         1,243,402
                MKT Mortgage Trust
     1,730,000     Series 2020-525M, Class A (f)....................................     2.69%       02/12/40         1,846,141
                Natixis Commercial Mortgage Securities Trust
     1,300,000     Series 2020-2PAC, Class A (f)....................................     2.97%       12/15/38         1,370,942
                One Bryant Park Trust
       985,000     Series 2019-OBP, Class A (f).....................................     2.52%       09/15/54         1,028,193
                RBS Commercial Funding, Inc. Trust
        50,000     Series 2013-GSP, Class A (b) (f).................................     3.83%       01/15/32            53,788


Page 24                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                SFAVE Commercial Mortgage Securities Trust
$      150,000     Series 2015-5AVE, Class A1 (b) (f)...............................     3.87%       01/05/43    $      165,848
       125,000     Series 2015-5AVE, Class A2B (b) (f)..............................     4.14%       01/05/43           138,409
                UBS-Barclays Commercial Mortgage Trust
       249,678     Series 2013-C6, Class A3.........................................     2.97%       04/10/46           259,353
                VNDO Mortgage Trust
       250,000     Series 2012-6AVE, Class A (f)....................................     3.00%       11/15/30           259,389
                Worldwide Plaza Trust
     1,880,000     Series 2017-WWP, Class A (f).....................................     3.53%       11/10/36         2,097,043
                                                                                                                 --------------
                                                                                                                     24,600,991
                                                                                                                 --------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................     122,624,743
                (Cost $120,594,737)                                                                              --------------

ASSET-BACKED SECURITIES -- 6.7%

                Ajax Mortgage Loan Trust
     5,579,816     Series 2019-F, Class A1, steps up to 3.86% after Redemption
                      Date (f) (h)..................................................     2.86%       07/25/59         5,671,826
                Ammc CLO 19 Ltd.
     2,300,000     Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (a) (f)...........     2.97%       10/16/28         2,298,461
                Argent Securities, Inc.
       255,000     Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.49% (a)................     2.12%       10/25/35           254,075
                Asset Backed Funding Certificates Trust
       104,316     Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.14% (a)..............     1.77%       09/25/36           103,104
                Barings CLO Ltd.
       400,000     Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (a) (f)............     2.62%       01/20/28           399,560
       767,000     Series 2016-2A, Class AR, 3 Mo. LIBOR + 1.08% (a) (f)............     2.90%       07/20/28           767,546
                BlueMountain CLO Ltd.
       550,000     Series 2013-2A, Class A1R, 3 Mo. LIBOR + 1.18% (a) (f)...........     2.98%       10/22/30           549,780
                Brazos Higher Education Authority, Inc.
       270,000     Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (a).................     2.73%       11/25/33           271,286
       300,000     Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (a).................     2.79%       10/27/36           301,876
                Carrington Mortgage Loan Trust
     1,470,000     Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.35% (a)..............     1.98%       02/25/36         1,466,407
                Citigroup Mortgage Loan Trust
     1,600,000     Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.29% (a)...............     1.92%       08/25/36         1,585,042
                Dryden Senior Loan Fund
       900,000     Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (a) (f)...........     2.73%       04/15/29           895,050
       572,000     Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (a) (f).........     2.89%       08/15/30           572,057
                ECMC Group Student Loan Trust
     1,815,145     Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (a) (f).............     2.68%       05/25/67         1,831,551
                EFS Volunteer No 3 LLC
       165,490     Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (a) (f).............     2.63%       04/25/33           165,082
                First Franklin Mortgage Loan Trust
       277,048     Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.16% (a).............     1.79%       10/25/36           216,515
                GE-WMC Mortgage Securities LLC
     1,063,914     Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (a).................     2.29%       10/25/35         1,063,221
                Goal Capital Funding Trust
     5,100,000     Series 2007-1, Class A5, 3 Mo. LIBOR + 0.16% (a).................     2.11%       03/25/42         4,426,842
                GoldenTree Loan Management US CLO Ltd.
     3,000,000     Series 2017-1A, Class AR, 3 Mo. LIBOR + 0.95% (a) (f)............     2.60%       04/20/29         3,003,200


                        See Notes to Financial Statements                Page 25

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                GSAA Home Equity Trust
$    1,700,000     Series 2005-6, Class M1, 1 Mo. LIBOR + 0.43% (a).................     2.06%       06/25/35    $    1,711,543
                JP Morgan Mortgage Acquisition Trust
       205,674     Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.27% (a)..............     1.90%       05/25/36           204,757
     2,699,549     Series 2006-WF1, Class A6, steps up to 6.50% after Redemption
                      Date (h)......................................................     6.00%       07/25/36         1,325,201
       405,000     Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (a)..............     1.91%       01/25/37           397,533
                Legacy Mortgage Asset Trust
     3,425,394     Series 2019-GS1, Class A1 (a) (f)................................     4.00%       01/25/59         3,494,757
     2,289,334     Series 2019-GS4, Class A1 (a) (f)................................     3.44%       05/25/59         2,327,797
                Long Beach Mortgage Loan Trust
       917,813     Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.22% (a).................     1.85%       02/25/36           902,780
                Magnetite CLO Ltd.
       800,000     Series 2019-21A, Class A, 3 Mo. LIBOR + 1.28% (a) (f)............     3.10%       04/20/30           801,440
                Mastr Asset Backed Securities Trust
     8,545,744     Series 2006-WMC3, Class A2, 1 Mo. LIBOR + 0.05% (a)..............     1.68%       08/25/36         4,060,559
                Merrill Lynch First Franklin Mortgage Loan Trust
       388,635     Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (a)................     1.76%       06/25/37           315,679
                Mid-State Trust
       203,049     Series 2003-11, Class A1.........................................     4.86%       07/15/38           218,360
                Morgan Stanley ABS Capital I, Inc. Trust
     1,000,000     Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.38% (a)...............     2.01%       12/25/35           995,411
                Navient Student Loan Trust
       302,416     Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (a).................     2.14%       06/25/31           297,873
       243,626     Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (a)..................     2.25%       03/25/83           238,581
        77,380     Series 2014-5, Class A, 1 Mo. LIBOR + 0.62% (a)..................     2.25%       03/25/83            75,523
       144,028     Series 2014-8, Class A3, 1 Mo. LIBOR + 0.60% (a).................     2.23%       05/27/49           140,863
       203,917     Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (a).................     2.23%       04/25/40           200,602
     1,750,000     Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (a) (f)............     3.13%       06/25/65         1,799,907
     4,142,304     Series 2016-5A, Class A, 1 Mo. LIBOR + 1.25% (a) (f).............     2.88%       06/25/65         4,176,809
       300,000     Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (a) (f)............     2.68%       07/26/66           300,422
     3,774,675     Series 2017-5A, Class A, 1 Mo. LIBOR + 0.80% (a) (f).............     2.43%       07/26/66         3,728,732
                New Century Home Equity Loan Trust
     2,600,000     Series 2005-4, Class M3, 1 Mo. LIBOR + 0.55% (a).................     2.18%       09/25/35         2,588,479
                Palmer Square Loan Funding Ltd.
       238,367     Series 2019-1A, Class A1, 3 Mo. LIBOR + 1.05% (a) (f)............     2.87%       04/20/27           238,391
     2,093,513     Series 2019-4A, Class A1, 3 Mo. LIBOR + 0.90% (a) (f)............     2.70%       10/24/27         2,092,884
                Residential Asset Mortgage Products, Inc.
       230,023     Series 2006-RZ1, Class M2, 1 Mo. LIBOR + 0.42% (a)...............     2.05%       03/25/36           230,790
     2,000,000     Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.45% (a)...............     2.08%       03/25/36         2,005,329
                Residential Asset Securities Corp.
       260,000     Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.28% (a)..............     1.91%       04/25/36           254,942
     1,445,000     Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (a)...............     1.96%       04/25/36         1,432,018
        31,120     Series 2006-KS4, Class A4, 1 Mo. LIBOR + 0.24% (a)...............     1.87%       06/25/36            31,190
                Saxon Asset Securities Trust
       761,476     Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (a)................     1.87%       05/25/47           650,218
                Securitized Asset-Backed Receivables LLC Trust
       205,073     Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.39% (a)...............     2.02%       10/25/35           205,438


Page 26                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                SLC Student Loan Trust
$      400,000     Series 2005-2, Class A4, 3 Mo. LIBOR + 0.16% (a).................     2.05%       12/15/39    $      382,253
     5,054,000     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (a).................     2.05%       03/15/55         4,747,614
       130,000     Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (a).................     2.05%       09/15/39           123,634
     2,129,228     Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (a)................     3.49%       12/15/32         2,168,747
                SLM Student Loan Trust
       161,805     Series 2003-10A, Class A3, 3 Mo. LIBOR + 0.47% (a) (f)...........     2.36%       12/15/27           162,340
       250,000     Series 2005-5, Class A5, 3 Mo. LIBOR + 0.75% (a).................     2.54%       10/25/40           241,561
       627,956     Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (a)................     2.39%       01/25/41           616,285
       213,207     Series 2006-2, Class A6, 3 Mo. LIBOR + 0.17% (a).................     1.96%       01/25/41           205,055
       600,000     Series 2006-8, Class A6, 3 Mo. LIBOR + 0.16% (a).................     1.95%       01/25/41           567,606
        72,179     Series 2007-6, Class A4, 3 Mo. LIBOR + 0.38% (a).................     2.17%       10/25/24            72,234
        80,000     Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (a)..................     2.54%       10/27/70            74,119
       957,413     Series 2008-1, Class A4, 3 Mo. LIBOR + 0.65% (a).................     2.44%       01/25/22           942,625
     5,650,145     Series 2008-2, Class A3, 3 Mo. LIBOR + 0.75% (a).................     2.54%       04/25/23         5,452,393
       130,000     Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (a)..................     2.99%       01/25/83           119,577
       700,000     Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (a)..................     2.99%       04/26/83           649,933
     5,776,066     Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (a).................     2.89%       07/25/23         5,722,897
       320,000     Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (a)..................     3.64%       07/26/83           314,550
     2,843,486     Series 2008-8, Class A4, 3 Mo. LIBOR + 1.50% (a).................     3.29%       04/25/23         2,860,647
       345,000     Series 2011-1, Class A2, 1 Mo. LIBOR + 1.15% (a).................     2.78%       10/25/34           347,842
     4,150,000     Series 2011-2, Class A2, 1 Mo. LIBOR + 1.20% (a).................     2.83%       10/25/34         4,207,322
       797,535     Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (a)..................     2.33%       01/25/29           780,080
       787,662     Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (a)..................     2.28%       12/27/38           784,199
       299,183     Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (a).................     2.38%       05/26/26           297,424
     4,215,323     Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (a).................     2.28%       05/26/26         4,075,929
       555,000     Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (a)..................     3.43%       09/25/43           553,087
       150,438     Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (a)..................     2.08%       06/25/43           148,669
                Soundview Home Loan Trust
        76,400     Series 2006-2, Class M1, 1 Mo. LIBOR + 0.33% (a).................     1.96%       03/25/36            76,610
                Structured Asset Investment Loan Trust
     1,002,759     Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (a).................     2.43%       07/25/34           995,292
       291,732     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (a).................     2.36%       03/25/35           292,642
                Structured Asset Securities Corp. Mortgage Loan Trust
     1,350,000     Series 2005-NC2, Class M5, 1 Mo. LIBOR + 0.62% (a)...............     2.25%       05/25/35         1,349,239
                TCI-Flatiron CLO Ltd.
       700,000     Series 2016-1A, Class AR, 3 Mo. LIBOR + 1.22% (a) (f)............     3.06%       07/17/28           700,140
                Towd Point Mortgage Trust
       582,833     Series 2015-2, Class 1A13 (a) (f)................................     2.50%       11/25/60           585,894
                Treman Park CLO Ltd.
       850,000     Series 2015-1A, Class ARR, 3 Mo. LIBOR + 1.07% (a) (f)...........     2.89%       10/20/28           850,170
                Voya CLO Ltd.
       180,152     Series 2014-3A, Class A1R, 3 Mo. LIBOR + 0.72% (a) (f)...........     2.51%       07/25/26           180,008
                Wachovia Student Loan Trust
     1,104,072     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (a) (f).............     1.96%       04/25/40         1,059,482
                                                                                                                 --------------
                TOTAL ASSET-BACKED SECURITIES..................................................................     105,995,388
                (Cost $106,232,958)                                                                              --------------


                        See Notes to Financial Statements                Page 27

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES -- 4.4%

                AIRLINES -- 0.0%
       692,400  Air Canada Pass-Through Trust, Series 2017-1, Class AA
                   (USD) (f)........................................................     3.30%       01/15/30    $      752,416
                                                                                                                 --------------
                BANKS -- 0.8%
       600,000  Banco Nacional de Comercio Exterior SNC (USD) (f) (g)...............     3.80%       08/11/26           607,715
       400,000  Global Bank Corp. (USD) (g) (i).....................................     5.25%       04/16/29           437,500
     1,195,000  Lloyds Banking Group PLC (USD) (g)..................................     2.86%       03/17/23         1,218,372
     3,125,000  Lloyds Banking Group PLC (USD) (g)..................................     2.91%       11/07/23         3,199,236
     1,870,000  Lloyds Banking Group PLC (USD)......................................     3.90%       03/12/24         2,011,116
     1,800,000  Santander UK Group Holdings PLC (USD)...............................     2.88%       08/05/21         1,832,106
       500,000  Santander UK Group Holdings PLC (USD) (g)...........................     3.37%       01/05/24           519,450
     1,900,000  Santander UK Group Holdings PLC (USD) (g)...........................     4.80%       11/15/24         2,071,662
                                                                                                                 --------------
                                                                                                                     11,897,157
                                                                                                                 --------------
                BEVERAGES -- 0.1%
       245,000  Bacardi Ltd. (USD) (f)..............................................     4.70%       05/15/28           280,778
       385,000  Bacardi Ltd. (USD) (f)..............................................     5.30%       05/15/48           497,196
                                                                                                                 --------------
                                                                                                                        777,974
                                                                                                                 --------------
                COMMERCIAL SERVICES -- 0.4%
       600,000  DP World Crescent Ltd. (USD) (f)....................................     4.85%       09/26/28           650,561
       889,000  IHS Markit Ltd. (USD) (f)...........................................     5.00%       11/01/22           961,819
     2,500,000  IHS Markit Ltd. (USD)...............................................     3.63%       05/01/24         2,653,579
       795,000  IHS Markit Ltd. (USD) (f)...........................................     4.75%       02/15/25           883,380
       135,000  IHS Markit Ltd. (USD) (f)...........................................     4.00%       03/01/26           147,413
       250,000  IHS Markit Ltd. (USD)...............................................     4.75%       08/01/28           291,941
                                                                                                                 --------------
                                                                                                                      5,588,693
                                                                                                                 --------------
                DIVERSIFIED FINANCIAL SERVICES -- 1.1%
       375,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     4.50%       05/15/21           387,473
       800,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     5.00%       10/01/21           838,418
     1,500,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     3.95%       02/01/22         1,554,959
     1,000,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     4.13%       07/03/23         1,064,538
     1,000,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     4.88%       01/16/24         1,089,425
     3,380,000  Avolon Holdings Funding Ltd. (USD) (f)..............................     5.13%       10/01/23         3,625,657
       135,000  Avolon Holdings Funding Ltd. (USD) (f)..............................     5.25%       05/15/24           147,274
       885,000  Avolon Holdings Funding Ltd. (USD) (f)..............................     2.88%       02/15/25           885,489
       840,000  Fondo Mivivienda S.A. (USD) (i).....................................     3.50%       01/31/23           865,557
     3,035,000  GE Capital International Funding Co. Unlimited Co. (USD)............     2.34%       11/15/20         3,043,611
       375,000  GE Capital International Funding Co. Unlimited Co. (USD)............     4.42%       11/15/35           429,240
     1,020,000  Park Aerospace Holdings Ltd. (USD) (f)..............................     5.25%       08/15/22         1,086,108
       850,000  Park Aerospace Holdings Ltd. (USD) (f)..............................     4.50%       03/15/23           889,475
       750,000  Park Aerospace Holdings Ltd. (USD) (f)..............................     5.50%       02/15/24           825,461
                                                                                                                 --------------
                                                                                                                     16,732,685
                                                                                                                 --------------


Page 28                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                ELECTRIC -- 0.0%
       400,000  Minejesa Capital B.V. (USD) (f).....................................     5.63%       08/10/37    $      449,374
       250,000  Mong Duong Finance Holdings B.V. (USD) (i)..........................     5.13%       05/07/29           263,065
                                                                                                                 --------------
                                                                                                                        712,439
                                                                                                                 --------------
                ENVIRONMENTAL CONTROL -- 0.0%
       745,000  GFL Environmental, Inc. (USD) (f)...................................     5.13%       12/15/26           772,938
                                                                                                                 --------------
                HOUSEHOLD PRODUCTS/WARES -- 0.0%
       200,000  Reckitt Benckiser Treasury Services PLC (USD) (f)...................     2.75%       06/26/24           209,777
                                                                                                                 --------------
                MEDIA -- 0.0%
       400,000  Virgin Media Secured Finance PLC (USD) (f)..........................     5.50%       08/15/26           412,556
       200,000  Virgin Media Secured Finance PLC (USD) (f)..........................     5.50%       05/15/29           205,630
                                                                                                                 --------------
                                                                                                                        618,186
                                                                                                                 --------------
                MINING -- 0.2%
        64,000  Corp. Nacional del Cobre de Chile (USD) (i).........................     4.50%       09/16/25            71,408
       900,000  Corp. Nacional del Cobre de Chile (USD) (i).........................     3.63%       08/01/27           966,444
     1,110,000  Indonesia Asahan Aluminium Persero PT (USD) (f).....................     6.53%       11/15/28         1,372,817
                                                                                                                 --------------
                                                                                                                      2,410,669
                                                                                                                 --------------
                OIL & GAS -- 0.4%
        20,000  Canadian Natural Resources Ltd. (USD)...............................     3.85%       06/01/27            21,268
       200,000  Ecopetrol S.A. (USD)................................................     5.88%       05/28/45           239,687
       880,000  KazMunayGas National Co. JSC (USD) (i)..............................     5.38%       04/24/30         1,026,002
        75,000  Petrobras Global Finance B.V. (USD) (f).............................     5.09%       01/15/30            80,344
       215,000  Petroleos Mexicanos (USD)...........................................     6.63%       06/15/35           215,846
     2,430,000  Petroleos Mexicanos (USD)...........................................     6.75%       09/21/47         2,327,247
     1,920,000  Petroleos Mexicanos (USD) (f).......................................     7.69%       01/23/50         2,006,698
       197,895  Transocean Pontus Ltd. (USD) (f)....................................     6.13%       08/01/25           200,367
       517,000  Transocean Poseidon Ltd. (USD) (f)..................................     6.88%       02/01/27           526,059
                                                                                                                 --------------
                                                                                                                      6,643,518
                                                                                                                 --------------
                OIL & GAS SERVICES -- 0.0%
       353,500  Transocean Phoenix 2 Ltd. (USD) (f).................................     7.75%       10/15/24           364,252
        17,500  Transocean Proteus Ltd. (USD) (f)...................................     6.25%       12/01/24            17,726
                                                                                                                 --------------
                                                                                                                        381,978
                                                                                                                 --------------
                PACKAGING & CONTAINERS -- 0.0%
       400,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
                   (USD) (f)........................................................     4.13%       08/15/26           399,250
        51,000  OI European Group B.V. (USD) (f)....................................     4.00%       03/15/23            51,723
                                                                                                                 --------------
                                                                                                                        450,973
                                                                                                                 --------------
                PHARMACEUTICALS -- 0.2%
     1,550,000  Allergan Funding SCS (USD)..........................................     3.80%       03/15/25         1,694,930
       300,000  AstraZeneca PLC (USD)...............................................     3.50%       08/17/23           320,782
       522,000  Bausch Health Cos., Inc. (USD) (f)..................................     6.50%       03/15/22           529,804
       550,000  Bausch Health Cos., Inc. (USD) (f)..................................     7.00%       03/15/24           567,416
                                                                                                                 --------------
                                                                                                                      3,112,932
                                                                                                                 --------------
                PIPELINES -- 0.0%
       600,000  Peru LNG SRL (USD) (i)..............................................     5.38%       03/22/30           511,709
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 29

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                RETAIL -- 0.1%
       100,000  Alimentation Couche-Tard, Inc. (USD) (f)............................     3.55%       07/26/27    $      108,425
     2,030,000  Alimentation Couche-Tard, Inc. (USD) (f)............................     3.80%       01/25/50         2,019,554
                                                                                                                 --------------
                                                                                                                      2,127,979
                                                                                                                 --------------
                SAVINGS & LOANS -- 0.4%
     4,895,000  Nationwide Building Society (USD) (f) (g)...........................     3.62%       04/26/23         5,090,468
       360,000  Nationwide Building Society (USD) (f) (g)...........................     3.77%       03/08/24           377,121
       300,000  Nationwide Building Society (USD) (f) (g)...........................     4.36%       08/01/24           322,353
                                                                                                                 --------------
                                                                                                                      5,789,942
                                                                                                                 --------------
                SEMICONDUCTORS -- 0.1%
     1,205,000  NXP B.V. / NXP Funding LLC (USD) (f)................................     4.13%       06/01/21         1,239,095
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 0.6%
       200,000  C&W Senior Financing DAC (USD) (f)..................................     6.88%       09/15/27           211,464
     1,970,000  Intelsat Jackson Holdings S.A. (USD) (f)............................     8.50%       10/15/24         1,704,868
       390,000  Intelsat Jackson Holdings S.A. (USD) (f)............................     9.75%       07/15/25           344,744
       725,000  Koninklijke KPN N.V. (USD)..........................................     8.38%       10/01/30         1,017,745
       500,000  SES S.A. (USD) (f)..................................................     3.60%       04/04/23           521,364
       330,000  Vodafone Group PLC (USD)............................................     3.75%       01/16/24           355,027
     2,777,000  Vodafone Group PLC (USD)............................................     4.88%       06/19/49         3,344,274
     1,375,000  Vodafone Group PLC (USD)............................................     4.25%       09/17/50         1,519,971
                                                                                                                 --------------
                                                                                                                      9,019,457
                                                                                                                 --------------
                TOTAL FOREIGN CORPORATE BONDS AND NOTES........................................................      69,750,517
                (Cost $67,704,694)                                                                               --------------

FOREIGN SOVEREIGN BONDS AND NOTES -- 0.8%

                BAHRAIN -- 0.0%
       600,000  Bahrain Government International Bond (USD) (i).....................     7.00%       10/12/28           695,736
                                                                                                                 --------------
                BRAZIL -- 0.1%
     1,100,000  Brazilian Government International Bond (USD).......................     4.63%       01/13/28         1,210,561
                                                                                                                 --------------
                COLOMBIA -- 0.0%
       684,000  Colombia Government International Bond (USD)........................     4.50%       01/28/26           758,539
                                                                                                                 --------------
                DOMINICAN REPUBLIC -- 0.0%
       700,000  Dominican Republic International Bond (USD) (i).....................     6.00%       07/19/28           775,500
                                                                                                                 --------------
                EGYPT -- 0.1%
       800,000  Egypt Government International Bond (USD) (f).......................     5.58%       02/21/23           829,934
                                                                                                                 --------------
                MEXICO -- 0.1%
       900,000  Mexico Government International Bond (USD)..........................     3.25%       04/16/30           925,875
                                                                                                                 --------------
                OMAN -- 0.1%
       840,000  Oman Government International Bond (USD) (f)........................     5.63%       01/17/28           840,142
                                                                                                                 --------------
                PARAGUAY -- 0.0%
       600,000  Paraguay Government International Bond (USD) (i)....................     4.63%       01/25/23           637,005
                                                                                                                 --------------
                QATAR -- 0.1%
     1,140,000  Qatar Government International Bond (USD) (i).......................     4.50%       04/23/28         1,322,400
                                                                                                                 --------------
                RUSSIA -- 0.1%
       800,000  Russian Foreign Bond - Eurobond (USD) (i)...........................     4.38%       03/21/29           890,210
                                                                                                                 --------------
                SAUDI ARABIA -- 0.1%
     1,100,000  Saudi Government International Bond (USD) (i).......................     3.63%       03/04/28         1,181,542
                                                                                                                 --------------


Page 30                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                SOUTH AFRICA -- 0.1%
     1,200,000  Republic of South Africa Government International Bond (USD)........     4.67%       01/17/24    $    1,258,464
                                                                                                                 --------------
                TURKEY -- 0.0%
       400,000  Turkey Government International Bond (USD)..........................     3.25%       03/23/23           381,000
                                                                                                                 --------------
                URUGUAY -- 0.0%
       640,000  Uruguay Government International Bond (USD).........................     4.38%       01/23/31           736,806
                                                                                                                 --------------
                TOTAL FOREIGN SOVEREIGN BONDS AND NOTES........................................................      12,443,714
                (Cost $12,140,709)                                                                               --------------


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MUNICIPAL BONDS -- 0.6%

                CALIFORNIA -- 0.5%
$      300,000  CA St Build America Bonds...........................................     7.95%       03/01/36           301,536
     2,585,000  Los Angeles CA Unified School District..............................     5.75%       07/01/34         3,542,148
     3,910,000  Regents of the University of CA Medical Center Pooled
                   Revenue..........................................................     3.26%       05/15/60         4,013,185
                                                                                                                 --------------
                                                                                                                      7,856,869
                                                                                                                 --------------
                NEW JERSEY -- 0.1%
       500,000  New Jersey St Turnpike Authority Revenue............................     3.73%       01/01/36           588,690
                                                                                                                 --------------
                NEW YORK -- 0.0%
       400,000  New York City NY Transitional Fin Auth Rev Qualified Sch Constr,
                   Ser BD G-3.......................................................     5.27%       05/01/27           496,492
                                                                                                                 --------------
                TOTAL MUNICIPAL BONDS..........................................................................       8,942,051
                (Cost $8,468,284)                                                                                --------------

CAPITAL PREFERRED SECURITIES -- 0.0%

                ELECTRIC -- 0.0%
       300,000  Alabama Power Capital Trust V, 3 Mo. LIBOR + 3.10% (a)..............     5.01%       10/01/42           300,147
                                                                                                                 --------------
                TOTAL CAPITAL PREFERRED SECURITIES.............................................................         300,147
                (Cost $290,250)                                                                                  --------------

U.S. TREASURY BILLS -- 2.8%

     1,007,000  U.S. Treasury Bill (j)..............................................      (k)        03/19/20         1,006,324
    43,305,000  U.S. Treasury Bill..................................................      (k)        04/21/20        43,223,352
       145,000  U.S. Treasury Bill..................................................      (k)        05/07/20           144,656
                                                                                                                 --------------
                TOTAL U.S. TREASURY BILLS......................................................................      44,374,332
                (Cost $44,360,729)                                                                               --------------


   SHARES                                               DESCRIPTION                                                  VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 8.0%

   127,216,564  JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 1.41% (l).....     127,216,564
                (Cost $127,216,564)                                                                              --------------
                TOTAL INVESTMENTS -- 116.3%....................................................................   1,848,297,594
                (Cost $1,801,787,871) (m)
                NET OTHER ASSETS AND LIABILITIES -- (16.3)%....................................................    (259,384,038)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $1,588,913,556
                                                                                                                 ==============


                        See Notes to Financial Statements                Page 31

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

FUTURES CONTRACTS AT FEBRUARY 29, 2020 (see Note 2C - Futures Contracts in the Notes to Financial Statements):

                                                                                                UNREALIZED
                                                                                               APPRECIATION
                                                 NUMBER OF       EXPIRATION      NOTIONAL     (DEPRECIATION)/
      FUTURES CONTRACTS           POSITION       CONTRACTS          DATE          VALUE           VALUE
------------------------------  ------------  ---------------  --------------  -------------  --------------
U.S. 2-Year Treasury Notes          Long             165          Jun-2020     $  36,024,141  $      315,242
U.S. 5-Year Treasury Notes          Long           1,169          Jun-2020       143,494,750       2,789,326
                                                                               -------------  --------------
                                                                               $ 179,518,891  $    3,104,568
                                                                               =============  ==============

INTEREST RATE SWAP AGREEMENTS AT FEBRUARY 29, 2020 (see Note 2E - Swap Agreements in the Notes to Financial Statements):

                                                                                                     UNREALIZED
                                                                                                    APPRECIATION
                                    FLOATING         EXPIRATION        NOTIONAL         FIXED      (DEPRECIATION)/
         COUNTERPARTY                 RATE              DATE             VALUE          RATE           VALUE
------------------------------  -----------------  ---------------  --------------  -------------  --------------
Citibank, Global Markets, Inc.  3 month LIBOR(1)      1/21/2023     $  105,720,000    1.580%(1)    $    1,550,254
Citibank, Global Markets, Inc.  3 month LIBOR(2)      1/21/2026         43,005,000    1.675%(2)        (1,537,795)
                                                                    --------------                 --------------
                                                                    $  148,725,000                 $       12,459
                                                                    ==============                 ==============

(1) The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 1/21/2021 and no interest is being accrued until that date.

(2) The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 1/21/2021 and no interest is being accrued until that date.

-----------------------------
(a)   Floating or variable rate security.

(b) Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At February 29, 2020, securities noted as such are valued at $2,114,700 or 0.1% of net assets.

(d) All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls in the Notes to Financial Statements).

(e) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 29, 2020, securities noted as such amounted to $181,914,557 or 11.4% of net assets.

(g) Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.

(h) Step-up security. A security where the coupon increases or steps up at a predetermined date.

(i) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(j) All or a portion of this security is segregated as collateral for open futures contracts.

(k)   Zero coupon security.

(l)   Rate shown reflects yield as of February 29, 2020.


Page 32                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

(m) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $53,929,303 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,302,553. The net unrealized appreciation was $49,626,750. The amounts presented are inclusive of derivative contracts.

LIBOR - London Interbank Offered Rate

SOFR  - Secured Overnight Financing Rate

TBA   - To-Be-Announced Security

Currency Abbreviations:
USD    United States Dollar

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                      ASSETS TABLE
                                                                                           LEVEL 2            LEVEL 3
                                                       TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                      VALUE AT            QUOTED          OBSERVABLE        UNOBSERVABLE
                                                     2/29/2020            PRICES            INPUTS             INPUTS
                                                   --------------     --------------    --------------     --------------
U.S. Government Agency Mortgage-Backed
   Securities....................................  $  649,027,092     $           --    $  649,027,092     $           --
U.S. Government Bonds and Notes..................     439,027,679                 --       439,027,679                 --
Corporate Bonds and Notes*.......................     268,595,367                 --       268,595,367                 --
Mortgage-Backed Securities.......................     122,624,743                 --       122,624,743                 --
Asset-Backed Securities..........................     105,995,388                 --       105,995,388                 --
Foreign Corporate Bonds and Notes*...............      69,750,517                 --        69,750,517                 --
Foreign Sovereign Bonds and Notes**..............      12,443,714                 --        12,443,714                 --
Municipal Bonds***...............................       8,942,051                 --         8,942,051                 --
Capital Preferred Securities*....................         300,147                 --           300,147                 --
U.S. Treasury Bills..............................      44,374,332                 --        44,374,332                 --
Money Market Funds...............................     127,216,564        127,216,564                --                 --
                                                   --------------     --------------    --------------     --------------
Total Investments................................   1,848,297,594        127,216,564     1,721,081,030                 --
Futures Contracts****............................       3,104,568          3,104,568                --                 --
Interest Rate Swap Agreements....................       1,550,254                 --         1,550,254                 --
                                                   --------------     --------------    --------------     --------------
Total............................................  $1,852,952,416     $  130,321,132    $1,722,631,284     $           --
                                                   ==============     ==============    ==============     ==============

                                                    LIABILITIES TABLE
                                                                                           LEVEL 2            LEVEL 3
                                                       TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                      VALUE AT            QUOTED          OBSERVABLE        UNOBSERVABLE
                                                     2/29/2020            PRICES            INPUTS             INPUTS
                                                   --------------     --------------    --------------     --------------
Interest Rate Swap Agreements....................  $   (1,537,795)    $           --    $   (1,537,795)    $           --
                                                   ==============     ==============    ==============     ==============

*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for country breakout.
***   See Portfolio of Investments for state breakout.
**** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.


                        See Notes to Financial Statements                Page 33

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES -- 33.6%

                AEROSPACE/DEFENSE -- 0.3%
$      200,000  BAE Systems Holdings, Inc. (a)......................................     2.85%       12/15/20    $      201,337
       510,000  Northrop Grumman Corp...............................................     2.93%       01/15/25           540,857
                                                                                                                 --------------
                                                                                                                        742,194
                                                                                                                 --------------
                AGRICULTURE -- 0.4%
       250,000  BAT Capital Corp....................................................     4.54%       08/15/47           260,677
       645,000  Reynolds American, Inc..............................................     5.85%       08/15/45           772,178
                                                                                                                 --------------
                                                                                                                      1,032,855
                                                                                                                 --------------
                AIRLINES -- 0.8%
       363,265  American Airlines Pass-Through Trust, Series 2014-1, Class A........     3.70%       10/01/26           395,270
       323,605  Continental Airlines Pass-Through Trust, Series 2007-1, Class A.....     5.98%       04/19/22           342,020
       318,073  Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1.........     6.72%       01/02/23           340,059
       545,795  United Airlines Pass-Through Trust, Series 2013-1, Class A..........     4.30%       08/15/25           599,781
        45,698  US Airways Pass-Through Trust, Series 2001-011G.....................     7.08%       03/20/21            47,466
       146,255  US Airways Pass-Through Trust, Series 2012-1, Class A...............     5.90%       10/01/24           165,736
                                                                                                                 --------------
                                                                                                                      1,890,332
                                                                                                                 --------------
                AUTO MANUFACTURERS -- 2.1%
       310,000  Daimler Finance North America LLC (a)...............................     2.20%       10/30/21           312,434
       520,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                   0.90% (a) (b)....................................................     2.59%       02/15/22           524,921
       350,000  Ford Motor Credit Co. LLC...........................................     3.20%       01/15/21           352,354
        30,000  Ford Motor Credit Co. LLC...........................................     5.75%       02/01/21            30,873
       125,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.81% (b)..................     2.71%       04/05/21           124,290
       945,000  Ford Motor Credit Co. LLC...........................................     5.88%       08/02/21           987,433
       300,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (b)..................     2.73%       10/12/21           296,760
       170,000  Ford Motor Credit Co. LLC...........................................     3.81%       10/12/21           173,512
       600,000  Ford Motor Credit Co. LLC...........................................     3.22%       01/09/22           602,644
       300,000  Ford Motor Credit Co. LLC...........................................     3.34%       03/28/22           303,161
       250,000  General Motors Financial Co., Inc...................................     4.20%       03/01/21           253,843
       475,000  General Motors Financial Co., Inc...................................     3.55%       04/09/21           482,774
       405,000  General Motors Financial Co., Inc...................................     3.20%       07/06/21           409,887
        65,000  General Motors Financial Co., Inc...................................     4.38%       09/25/21            67,215
        80,000  General Motors Financial Co., Inc...................................     3.45%       04/10/22            82,058
                                                                                                                 --------------
                                                                                                                      5,004,159
                                                                                                                 --------------
                BANKS -- 5.7%
        65,000  Bank of America Corp. (c)...........................................     3.00%       12/20/23            67,385
     1,245,000  Bank of America Corp., Medium-Term Note (c).........................     3.50%       05/17/22         1,273,562
       200,000  Bank of America Corp., Medium-Term Note (c).........................     3.97%       03/05/29           224,221
         5,000  Bank of America Corp., Medium-Term Note (c).........................     4.27%       07/23/29             5,756
       465,000  Bank of America Corp., Medium-Term Note (c).........................     3.97%       02/07/30           528,214
       420,000  Bank of New York Mellon (The) Corp., Medium-Term Note (c)...........     2.66%       05/16/23           430,152
     1,360,000  Citigroup, Inc......................................................     2.90%       12/08/21         1,388,240
       100,000  Citigroup, Inc. (c).................................................     2.88%       07/24/23           102,831
       500,000  Citigroup, Inc. (c).................................................     3.35%       04/24/25           529,532
       525,000  Citigroup, Inc. (c).................................................     4.08%       04/23/29           597,417
       300,000  Goldman Sachs Group, (The), Inc. (c)................................     2.88%       10/31/22           306,054
       640,000  Goldman Sachs Group, (The), Inc.....................................     2.60%       02/07/30           650,032
       200,000  JPMorgan Chase & Co. (c)............................................     4.01%       04/23/29           225,581
     1,460,000  JPMorgan Chase & Co. (c)............................................     4.20%       07/23/29         1,683,806
       250,000  Morgan Stanley, 3 Mo. LIBOR + 0.93% (b).............................     2.73%       07/22/22           251,755


Page 34                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                BANKS (CONTINUED)
$    1,710,000  Morgan Stanley, Global Medium-Term Note.............................     3.70%       10/23/24    $    1,855,132
       125,000  Wells Fargo & Co....................................................     3.07%       01/24/23           128,263
       500,000  Wells Fargo & Co., Global Medium-Term Note..........................     2.60%       07/22/20           501,857
       510,000  Wells Fargo & Co., Medium-Term Note (c).............................     3.58%       05/22/28           554,853
       250,000  Wells Fargo & Co., Medium-Term Note.................................     4.15%       01/24/29           288,473
     1,345,000  Wells Fargo Bank N.A., Bank Note (c)................................     2.08%       09/09/22         1,355,372
       250,000  Wells Fargo Bank N.A., Bank Note, SOFR + 0.48% (b)..................     2.06%       03/25/20           250,040
       475,000  Wells Fargo Bank N.A., Bank Note (c)................................     3.33%       07/23/21           478,239
                                                                                                                 --------------
                                                                                                                     13,676,767
                                                                                                                 --------------
                BEVERAGES -- 0.4%
       390,000  Constellation Brands, Inc...........................................     4.25%       05/01/23           421,579
       420,000  Molson Coors Brewing Co.............................................     2.25%       03/15/20           420,023
                                                                                                                 --------------
                                                                                                                        841,602
                                                                                                                 --------------
                BIOTECHNOLOGY -- 0.1%
       190,000  Amgen, Inc..........................................................     4.40%       05/01/45           220,420
                                                                                                                 --------------
                CHEMICALS -- 0.2%
       400,000  International Flavors & Fragrances, Inc.............................     4.45%       09/26/28           459,248
                                                                                                                 --------------
                COMMERCIAL SERVICES -- 0.5%
       500,000  Global Payments, Inc................................................     3.80%       04/01/21           511,310
       600,000  RELX Capital, Inc...................................................     4.00%       03/18/29           687,200
        61,000  Service Corp. International.........................................     4.63%       12/15/27            64,039
                                                                                                                 --------------
                                                                                                                      1,262,549
                                                                                                                 --------------
                COMPUTERS -- 0.1%
       160,000  Dell International LLC / EMC Corp. (a)..............................     4.42%       06/15/21           164,881
                                                                                                                 --------------
                DIVERSIFIED FINANCIAL SERVICES -- 0.6%
        75,000  Air Lease Corp......................................................     4.75%       03/01/20            75,000
       570,000  Air Lease Corp......................................................     3.88%       07/03/23           602,180
        50,000  International Lease Finance Corp....................................     4.63%       04/15/21            51,497
       615,000  Raymond James Financial, Inc........................................     3.63%       09/15/26           678,375
                                                                                                                 --------------
                                                                                                                      1,407,052
                                                                                                                 --------------
                ELECTRIC -- 1.5%
        75,000  Alliant Energy Finance LLC (a)......................................     3.75%       06/15/23            79,817
       150,000  Duke Energy Progress LLC............................................     3.70%       09/01/28           170,292
       100,000  Duquesne Light Holdings, Inc. (a)...................................     6.40%       09/15/20           102,341
       600,000  Duquesne Light Holdings, Inc. (a)...................................     5.90%       12/01/21           640,376
       100,000  Evergy Metro, Inc...................................................     4.20%       06/15/47           126,561
        75,000  Florida Power & Light Co............................................     3.95%       03/01/48            92,844
       100,000  Metropolitan Edison Co. (a).........................................     3.50%       03/15/23           105,538
       500,000  Pennsylvania Electric Co. (a).......................................     4.15%       04/15/25           550,433
       900,000  PNM Resources, Inc..................................................     3.25%       03/09/21           912,775
       100,000  Puget Sound Energy, Inc.............................................     4.22%       06/15/48           123,242
       450,000  Southwestern Electric Power Co., Series M...........................     4.10%       09/15/28           515,949
        75,000  Tucson Electric Power Co............................................     5.15%       11/15/21            78,823
                                                                                                                 --------------
                                                                                                                      3,498,991
                                                                                                                 --------------
                ENTERTAINMENT -- 0.0%
        95,000  Churchill Downs, Inc. (a)...........................................     4.75%       01/15/28            95,176
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 35

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                ENVIRONMENTAL CONTROL -- 0.3%
$      200,000  Clean Harbors, Inc. (a).............................................     4.88%       07/15/27    $      209,310
        75,000  Republic Services, Inc..............................................     3.95%       05/15/28            86,118
       500,000  Waste Management, Inc...............................................     3.20%       06/15/26           542,715
                                                                                                                 --------------
                                                                                                                        838,143
                                                                                                                 --------------
                FOOD -- 1.8%
       250,000  Campbell Soup Co., 3 Mo. LIBOR + 0.63% (b)..........................     2.52%       03/15/21           250,273
       250,000  Conagra Brands, Inc., 3 Mo. LIBOR + 0.50% (b).......................     2.38%       10/09/20           250,264
       250,000  Conagra Brands, Inc.................................................     4.60%       11/01/25           280,394
       650,000  General Mills, Inc..................................................     4.00%       04/17/25           718,885
       105,000  General Mills, Inc..................................................     4.70%       04/17/48           131,428
        70,000  Kraft Heinz Foods Co................................................     5.00%       07/15/35            74,426
       100,000  Kraft Heinz Foods Co. (a)...........................................     7.13%       08/01/39           122,361
        55,000  Kraft Heinz Foods Co................................................     5.00%       06/04/42            54,892
        65,000  Kraft Heinz Foods Co................................................     5.20%       07/15/45            66,921
       765,000  Kraft Heinz Foods Co................................................     4.38%       06/01/46           713,158
       960,000  Kraft Heinz Foods Co. (a)...........................................     4.88%       10/01/49           948,491
       249,000  Kroger (The) Co.....................................................     5.40%       01/15/49           323,842
       387,000  Smithfield Foods, Inc. (a)..........................................     5.20%       04/01/29           442,192
                                                                                                                 --------------
                                                                                                                      4,377,527
                                                                                                                 --------------
                FOREST PRODUCTS & PAPER -- 0.2%
       540,000  Georgia-Pacific LLC (a).............................................     5.40%       11/01/20           552,756
                                                                                                                 --------------
                GAS -- 0.3%
        70,000  NiSource, Inc.......................................................     3.65%       06/15/23            73,992
       500,000  Southern Co. Gas Capital Corp.......................................     5.88%       03/15/41           703,563
                                                                                                                 --------------
                                                                                                                        777,555
                                                                                                                 --------------
                HEALTHCARE-PRODUCTS -- 0.4%
       500,000  Boston Scientific Corp..............................................     3.45%       03/01/24           533,171
       150,000  Fresenius US Finance II, Inc. (a)...................................     4.25%       02/01/21           153,450
       208,000  Hologic, Inc. (a)...................................................     4.63%       02/01/28           217,432
                                                                                                                 --------------
                                                                                                                        904,053
                                                                                                                 --------------
                HEALTHCARE-SERVICES -- 1.8%
       615,000  Anthem, Inc.........................................................     3.35%       12/01/24           655,277
       635,000  Barnabas Health, Inc., Series 2012..................................     4.00%       07/01/28           705,119
        99,000  Centene Corp. (a)...................................................     5.25%       04/01/25           102,094
       320,000  Encompass Health Corp...............................................     4.75%       02/01/30           330,928
       525,000  Fresenius Medical Care US Finance II, Inc. (a)......................     4.13%       10/15/20           529,620
       260,000  HCA, Inc............................................................     5.00%       03/15/24           289,202
        90,000  HCA, Inc............................................................     5.25%       04/15/25           102,346
       535,000  HCA, Inc............................................................     5.25%       06/15/49           624,650
       100,000  Humana, Inc.........................................................     3.15%       12/01/22           103,925
       105,000  Humana, Inc.........................................................     3.13%       08/15/29           110,985
        90,000  Humana, Inc.........................................................     4.95%       10/01/44           111,030
       340,000  Quest Diagnostics, Inc..............................................     4.20%       06/30/29           390,848
       150,000  Tenet Healthcare Corp...............................................     4.63%       07/15/24           150,316
       150,000  UnitedHealth Group, Inc.............................................     3.70%       08/15/49           167,579
                                                                                                                 --------------
                                                                                                                      4,373,919
                                                                                                                 --------------
                HOUSEHOLD PRODUCTS/WARES -- 0.0%
       60,000   Spectrum Brands, Inc................................................     6.13%       12/15/24            61,775
                                                                                                                 --------------


Page 36                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                INSURANCE -- 0.8%
$      205,000  Berkshire Hathaway Finance Corp.....................................     4.20%       08/15/48    $      250,853
       140,000  Farmers Insurance Exchange (a) (c)..................................     4.75%       11/01/57           153,289
       750,000  MassMutual Global Funding II (a)....................................     3.40%       03/08/26           824,621
       150,000  Pricoa Global Funding I (a).........................................     3.45%       09/01/23           159,424
       175,000  Teachers Insurance & Annuity Association of America (a) (c).........     4.38%       09/15/54           189,125
       325,000  Willis North America, Inc...........................................     2.95%       09/15/29           341,304
                                                                                                                 --------------
                                                                                                                      1,918,616
                                                                                                                 --------------
                MEDIA -- 1.0%
       589,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...................     4.50%       08/15/30           596,731
       600,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.75%       04/01/48           715,533
       287,000  CSC Holdings LLC (a)................................................     6.50%       02/01/29           317,644
       100,000  NBCUniversal Media LLC..............................................     2.88%       01/15/23           104,518
       150,000  Sirius XM Radio, Inc. (a)...........................................     3.88%       08/01/22           150,019
       390,000  Walt Disney (The) Co................................................     4.00%       10/01/23           425,004
                                                                                                                 --------------
                                                                                                                      2,309,449
                                                                                                                 --------------
                MISCELLANEOUS MANUFACTURING -- 0.3%
       100,000  General Electric Co., Global Medium-Term Note.......................     4.63%       01/07/21           102,412
       205,000  General Electric Co., Medium-Term Note..............................     5.88%       01/14/38           266,890
       300,000  Ingersoll-Rand Co...................................................     9.00%       08/15/21           327,314
                                                                                                                 --------------
                                                                                                                        696,616
                                                                                                                 --------------
                OIL & GAS -- 0.2%
        88,000  Antero Resources Corp...............................................     5.13%       12/01/22            54,717
       100,000  Antero Resources Corp...............................................     5.63%       06/01/23            54,250
       236,000  Antero Resources Corp...............................................     5.00%       03/01/25           122,130
       435,000  EQT Corp............................................................     3.90%       10/01/27           280,575
       120,000  Range Resources Corp................................................     4.88%       05/15/25            76,164
                                                                                                                 --------------
                                                                                                                        587,836
                                                                                                                 --------------
                OIL & GAS SERVICES -- 0.0%
        70,000  USA Compression Partners L.P. / USA Compression Finance
                   Corp.............................................................     6.88%       04/01/26            67,863
                                                                                                                 --------------
                PACKAGING & CONTAINERS -- 0.6%
       490,000  Amcor Finance USA, Inc. (a).........................................     4.50%       05/15/28           568,640
        58,000  Ball Corp...........................................................     4.00%       11/15/23            59,742
        41,000  Berry Global, Inc. (a)..............................................     4.88%       07/15/26            41,782
        58,000  Graphic Packaging International LLC.................................     4.88%       11/15/22            60,628
        75,000  Matthews International Corp. (a)....................................     5.25%       12/01/25            74,656
        60,000  Sealed Air Corp. (a)................................................     5.50%       09/15/25            65,425
       405,000  WRKCo, Inc..........................................................     4.65%       03/15/26           466,738
                                                                                                                 --------------
                                                                                                                      1,337,611
                                                                                                                 --------------
                PHARMACEUTICALS -- 2.6%
        85,000  AbbVie, Inc. (a)....................................................     3.20%       11/21/29            89,839
       105,000  AbbVie, Inc. (a)....................................................     4.05%       11/21/39           116,511
       200,000  AbbVie, Inc.........................................................     4.88%       11/14/48           246,449
       610,000  AbbVie, Inc. (a)....................................................     4.25%       11/21/49           692,701
       100,000  Bayer US Finance II LLC (a).........................................     3.50%       06/25/21           102,275
     1,055,000  Bayer US Finance II LLC (a).........................................     4.38%       12/15/28         1,202,233
       265,000  Bayer US Finance II LLC (a).........................................     4.63%       06/25/38           320,031
       100,000  Bayer US Finance II LLC (a).........................................     4.40%       07/15/44           111,207


                        See Notes to Financial Statements                Page 37

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$      400,000  Becton Dickinson and Co.............................................     3.25%       11/12/20    $      404,439
       375,000  Becton Dickinson and Co., 3 Mo. LIBOR + 0.88% (b)...................     2.84%       12/29/20           375,239
        75,000  Cigna Corp. (a).....................................................     3.05%       10/15/27            78,665
       795,000  Cigna Corp..........................................................     4.38%       10/15/28           905,928
        70,000  Cigna Corp..........................................................     4.90%       12/15/48            86,912
       970,000  CVS Health Corp.....................................................     5.05%       03/25/48         1,194,475
       182,000  Elanco Animal Health, Inc...........................................     5.02%       08/28/23           195,065
                                                                                                                 --------------
                                                                                                                      6,121,969
                                                                                                                 --------------
                PIPELINES -- 1.7%
        70,000  Cheniere Energy Partners L.P........................................     5.25%       10/01/25            70,327
       145,000  EQM Midstream Partners L.P..........................................     5.50%       07/15/28           121,619
       370,000  Kinder Morgan, Inc..................................................     5.55%       06/01/45           440,372
        92,130  Pipeline Funding Co. LLC (a)........................................     7.50%       01/15/30           118,743
       145,000  Plains All American Pipeline L.P. / PAA Finance Corp................     4.65%       10/15/25           157,992
       436,000  Rockies Express Pipeline LLC (a)....................................     5.63%       04/15/20           437,352
       250,000  Rockies Express Pipeline LLC (a)....................................     4.95%       07/15/29           248,809
       100,000  Rockies Express Pipeline LLC (a)....................................     6.88%       04/15/40           102,697
        66,136  Ruby Pipeline LLC (a)...............................................     6.50%       04/01/22            66,957
       100,000  Sabine Pass Liquefaction LLC........................................     5.63%       03/01/25           113,790
       400,000  Spectra Energy Partners L.P.........................................     4.60%       06/15/21           411,794
        50,000  Sunoco Logistics Partners Operations L.P............................     4.00%       10/01/27            52,408
       930,000  Sunoco Logistics Partners Operations L.P............................     5.40%       10/01/47           984,339
        75,000  TC PipeLines L.P....................................................     3.90%       05/25/27            80,069
        54,000  TransMontaigne Partners L.P. / TLP Finance Corp.....................     6.13%       02/15/26            53,576
       510,000  Williams Cos., (The), Inc...........................................     3.75%       06/15/27           535,623
                                                                                                                 --------------
                                                                                                                      3,996,467
                                                                                                                 --------------
                REAL ESTATE INVESTMENT TRUSTS -- 5.9%
       450,000  Alexandria Real Estate Equities, Inc................................     3.80%       04/15/26           498,818
        75,000  Alexandria Real Estate Equities, Inc., Class E......................     3.45%       04/30/25            81,253
        75,000  American Campus Communities Operating Partnership L.P...............     3.75%       04/15/23            79,858
       500,000  American Campus Communities Operating Partnership L.P...............     4.13%       07/01/24           548,183
       300,000  Boston Properties L.P...............................................     4.13%       05/15/21           307,749
       250,000  Boston Properties L.P...............................................     2.75%       10/01/26           264,779
       200,000  Boston Properties L.P...............................................     3.40%       06/21/29           219,994
       550,000  Camden Property Trust...............................................     2.95%       12/15/22           566,699
       500,000  CubeSmart L.P.......................................................     4.38%       02/15/29           580,575
       515,000  CyrusOne L.P. / CyrusOne Finance Corp...............................     2.90%       11/15/24           522,867
       420,000  CyrusOne L.P. / CyrusOne Finance Corp...............................     3.45%       11/15/29           428,975
       250,000  Digital Realty Trust L.P............................................     3.95%       07/01/22           262,419
       500,000  Digital Realty Trust L.P............................................     3.63%       10/01/22           522,935
       325,000  Essex Portfolio L.P.................................................     3.63%       08/15/22           340,048
       285,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.88%       11/01/20           288,708
       200,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       11/01/23           218,688
       250,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       04/15/26           282,658
       185,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.30%       01/15/29           214,216
       115,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.00%       01/15/30           122,453
       575,000  Healthcare Realty Trust, Inc........................................     3.75%       04/15/23           606,305
       575,000  Healthcare Trust of America Holdings L.P............................     3.70%       04/15/23           606,085
        47,000  Healthpeak Properties, Inc..........................................     4.25%       11/15/23            51,186
        75,000  Healthpeak Properties, Inc..........................................     4.00%       06/01/25            83,311


Page 38                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$      500,000  Hudson Pacific Properties L.P.......................................     3.95%       11/01/27    $      554,136
       175,000  Hudson Pacific Properties L.P.......................................     4.65%       04/01/29           204,353
       400,000  Kilroy Realty L.P...................................................     3.45%       12/15/24           429,203
       400,000  Kilroy Realty L.P...................................................     4.38%       10/01/25           449,950
       500,000  Kimco Realty Corp...................................................     3.40%       11/01/22           523,327
       325,000  Liberty Property L.P................................................     4.13%       06/15/22           343,569
       117,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc..................................................     5.63%       05/01/24           126,896
       200,000  National Retail Properties, Inc.....................................     3.80%       10/15/22           212,011
       250,000  National Retail Properties, Inc.....................................     3.90%       06/15/24           271,817
       400,000  Reckson Operating Partnership L.P...................................     7.75%       03/15/20           400,803
        40,000  SBA Communications Corp.............................................     4.88%       09/01/24            41,192
       225,000  SL Green Operating Partnership L.P., 3 Mo. LIBOR + 0.98% (b)........     2.67%       08/16/21           225,049
       325,000  SL Green Operating Partnership L.P..................................     3.25%       10/15/22           337,930
       300,000  Ventas Realty L.P...................................................     3.75%       05/01/24           322,872
       250,000  Ventas Realty L.P...................................................     2.65%       01/15/25           259,348
        75,000  Ventas Realty L.P...................................................     4.00%       03/01/28            83,397
       250,000  VEREIT Operating Partnership L.P....................................     4.63%       11/01/25           280,812
     1,000,000  WEA Finance LLC (a).................................................     3.15%       04/05/22         1,035,821
       250,000  Welltower, Inc......................................................     3.75%       03/15/23           264,960
                                                                                                                 --------------
                                                                                                                     14,066,208
                                                                                                                 --------------
                RETAIL -- 0.5%
       100,000  Family Dollar Stores, Inc...........................................     5.00%       02/01/21           102,677
        75,000  Home Depot (The), Inc...............................................     3.90%       12/06/28            86,276
       173,000  Rite Aid Corp. (a)..................................................     6.13%       04/01/23           158,944
        75,000  Starbucks Corp......................................................     3.80%       08/15/25            82,778
       100,000  Walgreen Co.........................................................     3.10%       09/15/22           103,065
       300,000  Walgreens Boots Alliance, Inc.......................................     3.30%       11/18/21           307,896
       435,000  Walgreens Boots Alliance, Inc.......................................     4.80%       11/18/44           454,485
                                                                                                                 --------------
                                                                                                                      1,296,121
                                                                                                                 --------------
                SEMICONDUCTORS -- 0.4%
       545,000  Broadcom Corp. / Broadcom Cayman Finance Ltd........................     3.63%       01/15/24           572,418
       205,000  Broadcom, Inc. (a)..................................................     3.13%       04/15/21           208,213
       205,000  Broadcom, Inc. (a)..................................................     3.63%       10/15/24           215,787
                                                                                                                 --------------
                                                                                                                        996,418
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 1.8%
       594,000  AT&T, Inc...........................................................     4.85%       03/01/39           713,505
       655,000  AT&T, Inc...........................................................     4.75%       05/15/46           769,449
       289,000  Level 3 Financing, Inc..............................................     5.38%       01/15/24           289,126
        54,000  Qwest Corp..........................................................     6.75%       12/01/21            57,122
       125,000  Qwest Corp..........................................................     7.25%       09/15/25           146,347
       335,000  SES GLOBAL Americas Holdings G.P. (a)...............................     5.30%       03/25/44           383,900
       311,000  Sprint Communications, Inc. (a).....................................     7.00%       03/01/20           311,000
        20,000  Sprint Corp.........................................................     7.88%       09/15/23            22,892
     1,005,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (a).........................................     4.74%       03/20/25         1,078,229
        90,000  T-Mobile USA, Inc...................................................     6.00%       03/01/23            91,313
       130,000  T-Mobile USA, Inc...................................................     6.50%       01/15/24           133,411
       238,000  T-Mobile USA, Inc...................................................     6.00%       04/15/24           243,579
        74,000  T-Mobile USA, Inc...................................................     4.75%       02/01/28            77,189
                                                                                                                 --------------
                                                                                                                      4,317,062
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 39

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                TRUCKING & LEASING -- 0.2%
$      500,000  Aviation Capital Group LLC, 3 Mo. LIBOR + 0.95% (a) (b).............     2.86%       06/01/21    $      503,304
                                                                                                                 --------------
                WATER -- 0.1%
       250,000  American Water Capital Corp.........................................     3.45%       06/01/29           278,390
                                                                                                                 --------------
                TOTAL CORPORATE BONDS AND NOTES................................................................      80,675,884
                (Cost $75,477,745)                                                                               --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 23.3%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.1%
                Federal Home Loan Mortgage Corporation
        34,606     Series 2018-4824, Class ZC.......................................     4.00%       09/15/48            34,650
                Federal National Mortgage Association
     3,934,411     Series 2011-116, Class SA, IO, 1 Mo. LIBOR (x) -1 + 6.00% (d)....     4.37%       11/25/41           635,097
       532,547     Series 2011-130, Class NW, 1 Mo. LIBOR + 1.20% (b)...............     2.86%       12/25/41           555,743
       549,682     Series 2012-128, Class UA........................................     2.50%       06/25/42           566,653
     2,645,819     Series 2013-18, Class MI, IO.....................................     3.00%       02/25/33           187,299
                Government National Mortgage Association
     1,729,258     Series 2003-110, Class S, IO, 1 Mo. LIBOR (x) -1 + 6.60% (d).....     4.95%       10/20/33           289,227
     2,480,474     Series 2018-63, Class IO..........................................    4.00%       09/20/47           369,859
                                                                                                                 --------------
                                                                                                                      2,638,528
                                                                                                                 --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 12.0%
                Brean Murray Structured Product
       650,000     Series BM-7289, Class A (h)......................................     2.38%       03/25/30           663,000
                Federal National Mortgage Association
        20,749     Series 2010-M4, Class A3.........................................     3.82%       06/25/20            20,787
     5,896,176     Series 2012-M4, Class X1, IO (e) (f).............................     0.42%       04/25/22            52,100
     2,519,341     Series 2014-M6, Class X2, IO (e) (g).............................     0.26%       05/25/21             6,566
    29,589,173     Series 2015-M4, Class X2, IO (e).................................     0.39%       07/25/22           233,914
       720,001     Series 2016-M2, Class AL.........................................     3.47%       04/25/36           822,468
       300,611     Series 2016-M2, Class X3, IO (e).................................     2.02%       04/25/36             7,787
     3,120,187     Series 2016-M4, Class X2, IO (e).................................     2.65%       01/25/39           237,894
       492,126     Series 2016-M11, Class AL........................................     2.94%       07/25/39           505,966
       514,496     Series 2016-M11, Class X2, IO (e)................................     2.73%       07/25/39            16,052
     1,125,037     Series 2017-M5, Class A1.........................................     2.74%       04/25/29         1,197,416
     1,202,669     Series 2017-M14, Class A1 (f)....................................     2.88%       11/25/27         1,270,606
     1,323,775     Series 2017-M15, Class A1 (f)....................................     2.96%       09/25/27         1,410,095
     6,100,000     Series 2019-M29, Class X4, IO (b)................................     0.70%       03/25/29           328,189
     3,900,000     Series 2019-M32, Class X2, IO (e)................................     1.06%       10/25/29           331,804
                Freddie Mac Multifamily PC REMIC Trust
     4,095,000     Series 2019-P002, Class X, IO (e)................................     1.14%       07/25/33           459,930
                Freddie Mac Multifamily Structured Pass Through Certificates
       156,158     Series 2010-K007, Class X1, IO (e)...............................     0.89%       04/25/20                 9
     2,000,000     Series 2011-K010, Class X3, IO (e)...............................     4.62%       11/25/44            36,696
     3,000,000     Series 2011-K011, Class X3, IO (e)...............................     2.57%       12/25/43            40,132
     5,413,749     Series 2011-K012, Class X3, IO (e)...............................     2.25%       01/25/41            72,023
       550,000     Series 2011-KAIV, Class X2, IO (e)...............................     3.61%       06/25/41            19,800
     8,139,000     Series 2012-K021, Class X3, IO (e)...............................     1.97%       07/25/40           326,878
     2,500,000     Series 2012-K022, Class X3, IO (e)...............................     1.81%       08/25/40            98,691
    11,075,000     Series 2013-K025, Class X3, IO (e)...............................     1.75%       11/25/40           478,532
    77,598,532     Series 2013-K031, Class X1, IO (e)...............................     0.21%       04/25/23           484,285
    18,041,802     Series 2013-K035, Class X1, IO (e)...............................     0.38%       08/25/23           210,081


Page 40                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Freddie Mac Multifamily Structured Pass Through Certificates
                 (Continued)
$    4,000,000     Series 2013-K035, Class X3, IO (e)...............................     1.79%       12/25/41    $      235,664
     2,500,000     Series 2014-K037, Class X3, IO (e)...............................     2.21%       01/25/42           188,367
    37,598,715     Series 2014-K714, Class X3, IO (e)...............................     1.82%       01/25/42           285,848
    11,000,000     Series 2014-K715, Class X3, IO (e)...............................     2.01%       02/25/41           236,004
    30,235,000     Series 2014-K716, Class X3, IO (e)...............................     1.80%       08/25/42           724,428
     9,631,846     Series 2015-K042, Class X1, IO (e)...............................     1.05%       12/25/24           419,007
    14,519,447     Series 2015-K044, Class X1, IO (e)...............................     0.74%       01/25/25           434,107
     8,740,952     Series 2015-K045, Class X1, IO (e)...............................     0.45%       01/25/25           167,248
     1,195,428     Series 2015-K719, Class X1, IO (e) (g)...........................     0.41%       06/25/22             1,474
     1,402,173     Series 2015-K720, Class X1, IO (e)...............................     0.52%       08/25/22            13,353
     3,527,726     Series 2016-K054, Class X1, IO (e)...............................     1.17%       01/25/26           214,979
     3,894,820     Series 2016-K056, Class X1, IO (e)...............................     1.26%       05/25/26           261,835
    11,351,383     Series 2016-K057, Class X1, IO (e)...............................     1.19%       07/25/26           738,850
     1,900,000     Series 2016-K060, Class X3, IO (e)...............................     1.89%       12/25/44           215,593
     5,145,622     Series 2016-KIR1, Class X, IO (e)................................     1.07%       03/25/26           288,744
       403,398     Series 2016-KJ03, Class A1.......................................     1.67%       01/25/21           403,936
    10,076,029     Series 2016-KS05, Class X, IO (e)................................     0.76%       01/25/23           154,380
     3,783,094     Series 2016-KS06, Class X, IO (e)................................     1.07%       08/25/26           197,272
     5,000,000     Series 2016-KS07, Class X, IO (e)................................     0.65%       09/25/25           167,531
     6,949,962     Series 2016-KW01, Class X1, IO (e)...............................     0.97%       01/25/26           323,330
    12,718,517     Series 2017-K726, Class X1, IO (e)...............................     0.88%       04/25/24           394,130
     2,230,000     Series 2017-K728, Class X3, IO (e)...............................     1.95%       11/25/45           178,830
       311,330     Series 2017-Q004, Class A2H (b)..................................     2.94%       01/25/46           313,804
       694,464     Series 2017-Q006, Class APT1 (b).................................     2.66%       07/25/26           722,728
       118,233     Series 2018-K155, Class A1.......................................     3.75%       11/25/29           131,790
       125,000     Series 2018-K155, Class A3.......................................     3.75%       04/25/33           149,742
     1,097,801     Series 2018-KJ21, Class A1.......................................     3.11%       06/25/25         1,172,128
       423,472     Series 2018-Q007, Class APT1 (f).................................     2.98%       10/25/47           435,484
       125,000     Series 2018-W5FX, Class AFX (e)..................................     3.34%       04/25/28           139,087
     2,330,000     Series 2019-K093, Class XAM, IO (e)..............................     1.19%       05/25/29           235,470
     1,365,000     Series 2019-KC04, Class X1, IO (e)...............................     1.25%       12/25/26            90,003
     7,197,748     Series 2019-KC05, Class X1, IO (e)...............................     1.20%       06/25/27           481,616
    15,500,000     Series 2019-KC07, Class X1, IO (e)...............................     0.85%       09/25/26           595,631
     4,696,529     Series 2019-K734, Class X1, IO (e)...............................     0.65%       02/25/26           161,149
     9,298,956     Series 2019-K736, Class X1, IO (e)...............................     1.31%       07/25/26           668,702
     2,900,000     Series 2019-K736, Class XAM, IO (e)..............................     1.71%       07/25/26           286,477
     1,121,346     Series 2019-KJ24, Class A1.......................................     2.28%       05/25/26         1,168,735
       484,067     Series 2019-KJ25, Class A1.......................................     2.15%       11/25/24           500,228
     1,253,841     Series 2019-KJ26, Class A1.......................................     2.14%       07/25/25         1,283,122
     1,800,000     Series 2019-KS11, Class XFX, IO (e)..............................     1.60%       06/25/29           220,135
     1,486,095     Series 2019-Q010, Class APT1 (e).................................     2.88%       04/25/46         1,506,612
       432,487     Series 2019-Q010, Class APT2 (e).................................     2.99%       12/25/47           445,282
     4,649,385     Series 2020-K737, Class X1, IO (f)...............................     0.64%       10/25/26           176,999
     2,750,000     Series 2020-K737, Class XAM, IO (f)..............................     1.00%       10/25/26           175,486
     1,960,000     Series 2020-KHG2, Class X, IO (e) (h)............................     0.41%       02/25/30            52,651
     1,500,000     Series 2020-KJ28, Class A1.......................................     1.77%       02/25/25         1,523,472
                FRESB Mortgage Trust
        57,718     Series 2016-SB24, Class A5H, 1 Mo. LIBOR (x) 0 + 2.00% (b).......     2.00%       10/25/36            58,043


                        See Notes to Financial Statements                Page 41

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Government National Mortgage Association
$      362,595     Series 2009-80, Class C (f)......................................     5.04%       04/16/50    $      375,992
       768,506     Series 2013-125, Class IO, IO (f)................................     0.67%       10/16/54            22,086
     3,232,773     Series 2014-125, Class IO, IO (f)................................     0.96%       11/16/54           187,088
                                                                                                                 --------------
                                                                                                                     28,856,353
                                                                                                                 --------------
                PASS-THROUGH SECURITIES -- 10.2%
                Federal Home Loan Mortgage Corporation
       442,800     Pool WA3208......................................................     3.98%       04/01/34           521,592
       296,114     Pool WA3303......................................................     3.83%       05/01/35           343,788
       580,556     Pool WN0006......................................................     3.42%       07/01/30           654,987
                Federal National Mortgage Association
        88,816     Pool 466551......................................................     3.75%       07/01/21            90,785
       125,000     Pool 466893......................................................     4.05%       01/01/21           126,136
       490,607     Pool AM2974......................................................     4.10%       04/01/43           557,250
     1,056,830     Pool AM4865......................................................     4.24%       12/01/29         1,245,520
       678,211     Pool AM8745......................................................     2.81%       05/01/27           731,508
       295,000     Pool AM9440......................................................     3.05%       07/01/27           323,966
       353,826     Pool AM9830......................................................     3.19%       09/01/27           390,253
       747,473     Pool AM9897......................................................     3.50%       09/01/35           860,994
        53,224     Pool AN0026......................................................     3.48%       11/01/35            61,527
        44,323     Pool AN0976......................................................     3.26%       02/01/28            49,450
       865,729     Pool AN5096......................................................     3.32%       04/01/32           975,543
     1,050,000     Pool AN5942......................................................     3.10%       07/01/32         1,191,892
       625,000     Pool AN9164......................................................     3.55%       05/01/30           720,908
       100,000     Pool AN9297......................................................     3.69%       05/01/30           116,752
     1,025,000     Pool AN9447......................................................     3.78%       07/01/33         1,240,040
       900,000     Pool AN9502......................................................     3.96%       06/01/33         1,106,312
       500,000     Pool AN9540......................................................     3.75%       06/01/33           603,609
       860,000     Pool AN9706......................................................     3.76%       07/01/33         1,037,448
       612,854     Pool AN9756......................................................     3.94%       07/01/33           739,319
       335,000     Pool BL0004......................................................     3.50%       09/01/28           377,112
       350,000     Pool BL0242......................................................     3.82%       11/01/30           413,864
       130,000     Pool BL0530......................................................     4.03%       11/01/33           157,253
       100,000     Pool BL0640......................................................     4.10%       11/01/33           124,592
       600,000     Pool BL0651......................................................     3.95%       06/01/29           703,273
     1,141,871     Pool BL0661......................................................     3.99%       11/01/33         1,384,060
       855,000     Pool BL0878......................................................     3.94%       06/01/29         1,001,432
     1,000,000     Pool BL0900......................................................     4.08%       02/01/34         1,250,719
       450,000     Pool BL1052......................................................     3.95%       12/01/28           523,581
       495,000     Pool BL1132......................................................     3.73%       01/01/29           572,698
       140,000     Pool BL1163......................................................     4.17%       01/01/34           173,166
       450,000     Pool BL1301......................................................     3.69%       01/01/29           519,147
       670,000     Pool BL1414......................................................     3.96%       01/01/34           825,191
       493,304     Pool BL1416......................................................     3.86%       01/01/29           568,216
       200,000     Pool BL1452......................................................     3.90%       01/01/34           243,891
     1,350,000     Pool BL1857......................................................     3.53%       04/01/29         1,538,579
       326,000     Pool BL1882......................................................     3.60%       03/01/34           390,084
                                                                                                                 --------------
                                                                                                                     24,456,437
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................      55,951,318
                (Cost $52,804,576)                                                                               --------------


Page 42                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES -- 10.7%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.4%
                Adjustable Rate Mortgage Trust
$      142,672     Series 2005-8, Class 3A21 (e)....................................     4.14%       11/25/35    $      130,292
                Alternative Loan Trust
       339,077     Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (b)................     2.13%       06/25/35           327,592
       113,240     Series 2005-76, Class 1A1, 12 Mo. Treasury Average +
                      1.48% (b).....................................................     3.53%       01/25/36           114,317
       381,812     Series 2006-33CB, Class 2A1......................................     6.00%       11/25/36           319,452
       351,539     Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.20% (b)..............     1.83%       06/25/37           338,181
                American Home Mortgage Assets Trust
       961,610     Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (b).....     2.75%       02/25/47           579,837
                American Home Mortgage Investment Trust
       848,731     Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (b)................     2.21%       11/25/45           836,730
                BCAP LLC Trust
       429,207     Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.21% (b).............     1.84%       04/25/37           425,419
     1,000,000     Series 2015-RR2, Class 25A3 (a) (e)..............................     2.48%       10/28/36           971,795
                Bear Stearns ALT-A Trust
       969,935     Series 2004-8, Class M1, 1 Mo. LIBOR + 0.92% (b).................     2.54%       09/25/34           986,070
                Bear Stearns Mortgage Funding Trust
     1,125,325     Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (b)..............     1.84%       07/25/36         1,091,933
       617,489     Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (b)..............     1.81%       10/25/36           595,998
       363,034     Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)..............     1.79%       01/25/37           343,457
       292,839     Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (b)..............     1.77%       03/25/37           279,634
                CIM Trust
       290,765     Series 2017-7, Class A (a).......................................     3.00%       04/25/57           296,067
       240,353     Series 2017-8, Class A1 (a)......................................     3.00%       12/25/65           243,449
       304,559     Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (a) (b)............     2.73%       09/25/58           303,584
                Credit Suisse Mortgage Trust
       345,840     Series 2010-7R, Class 1A12 (a)...................................     4.00%       01/26/37           351,825
        98,669     Series 2014-2R, Class 28A1 (a) (e)...............................     3.00%       06/27/37           100,010
                DSLA Mortgage Loan Trust
        89,372     Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.36% (b).............     2.01%       01/19/45            81,240
                First Horizon Alternative Mortgage Securities Trust
        66,999     Series 2004-AA4, Class A1 (e)....................................     3.91%       10/25/34            67,599
                GreenPoint Mortgage Funding Trust
       101,886     Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)..............     2.21%       02/25/36           100,253
       585,023     Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.20% (b).............     1.83%       03/25/47           578,097
                GreenPoint MTA Trust
       576,167     Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.24% (b)..............     1.87%       08/25/45           563,848
                HarborView Mortgage Loan Trust
       245,186     Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.34% (b)...............     1.99%       06/20/35           243,983
        98,074     Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.45% (b)...............     2.10%       06/20/35            98,160
       777,581     Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (b)................     2.63%       10/25/37           749,436
                HomeBanc Mortgage Trust
       355,072     Series 2005-4, Class A1, 1 Mo. LIBOR + 0.27% (b).................     1.90%       10/25/35           361,267
                Impac CMB Trust
       101,003     Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (b)................     2.15%       04/25/35           100,687
                IndyMac INDX Mortgage Loan Trust
       534,746     Series 2005-16IP, Class A1, 1 Mo. LIBOR + 0.64% (b)..............     2.27%       07/25/45           506,674
       763,635     Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.21% (b)..............     1.84%       05/25/46           756,122
       318,505     Series 2006-AR21, Class A1, 1 Mo. LIBOR + 0.12% (b)..............     1.75%       08/25/36           293,740


                        See Notes to Financial Statements                Page 43

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                IndyMac INDX Mortgage Loan Trust (Continued)
$      201,175     Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (b).............     1.82%       04/25/37    $      192,269
                JP Morgan Alternative Loan Trust
       111,463     Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.34% (b)................     1.97%       04/25/47           107,171
                Lehman XS Trust
       430,146     Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (b)..............     1.93%       11/25/35           425,133
                MASTR Adjustable Rate Mortgages Trust
       597,857     Series 2007-2, Class A1, 1 Mo. LIBOR + 0.15% (b).................     1.78%       03/25/47           576,068
                Merrill Lynch Mortgage Investors Trust
       238,434     Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (b)..................     2.25%       08/25/28           238,359
       403,984     Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (b)................     2.78%       11/25/29           410,390
                Morgan Stanley Resecuritization Trust
        93,768     Series 2014-R8, Class 3B1, 12 Mo. Treasury Average +
                      0.75% (a) (b).................................................     2.64%       06/26/47            93,716
                Opteum Mortgage Acceptance Corp. Trust
       752,553     Series 2006-1, Class 1AC1, 1 Mo. LIBOR + 0.30% (b)...............     1.93%       04/25/36           724,871
                Structured Adjustable Rate Mortgage Loan Trust
        63,868     Series 2005-12, Class 3A1 (e)....................................     4.02%       06/25/35            64,764
       673,329     Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.16% (b)...............     1.79%       12/25/36           663,777
       906,837     Series 2007-4, Class 1A2, 1 Mo. LIBOR + 0.22% (b)................     1.85%       05/25/37           886,696
                Structured Asset Mortgage Investments II Trust
       446,614     Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (b)..............     2.09%       05/25/45           448,514
       616,738     Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (b)..............     1.86%       02/25/36           578,590
       587,831     Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.22% (b).............     1.85%       05/25/36           579,330
       652,947     Series 2006-AR4, Class 3A1, 1 Mo. LIBOR + 0.19% (b)..............     1.82%       06/25/36           641,631
        78,922     Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.21% (b)..............     1.84%       05/25/36            72,950
     1,101,828     Series 2006-AR8, Class A1A, 1 Mo. LIBOR + 0.20% (b)..............     1.83%       10/25/36         1,060,631
       829,263     Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)..............     1.79%       01/25/37           790,663
       327,292     Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (b)..............     1.81%       01/25/37           311,042
                Structured Asset Mortgage Investments Trust
       214,358     Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (b)...............     2.33%       11/19/33           212,731
                WaMu Mortgage Pass-Through Certificates Trust
       207,170     Series 2004-AR12, Class A2A, 1 Mo. LIBOR + 0.78% (b).............     2.41%       10/25/44           207,817
        68,661     Series 2005-AR8, Class 2A1A, 1 Mo. LIBOR + 0.58% (b).............     2.21%       07/25/45            68,310
        81,329     Series 2005-AR11, Class A1A, 1 Mo. LIBOR + 0.32% (b).............     1.95%       08/25/45            81,343
       221,282     Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (b)............     1.89%       11/25/45           217,437
       515,672     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                      1.00% (b).....................................................     3.05%       02/25/46           529,597
        75,992     Series 2006-AR11, Class 1A, 12 Mo. Treasury Average +
                      0.96% (b).....................................................     3.01%       09/25/46            70,819
     1,176,221     Series 2007-OA5, Class 1A, 12 Mo. Treasury Average +
                      0.75% (b).....................................................     2.80%       06/25/47         1,134,985
                Wells Fargo Mortgage Backed Securities Trust
       449,463     Series 2007-AR5, Class A1 (e)....................................     4.56%       10/25/37           432,410
                                                                                                                 --------------
                                                                                                                     24,958,762
                                                                                                                 --------------
                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 0.3%
                BAMLL Commercial Mortgage Securities Trust
       355,000     Series 2020-BOC, Class A (a).....................................     2.63%       01/15/32           376,133
                Benchmark Mortgage Trust
     1,680,000     Series 2020-IG1, Class XA, IO (e)................................     0.51%       03/15/53            74,381


Page 44                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
                COMM Mortgage Trust
$    1,559,660     Series 2012-CR4, Class XA, IO (e)................................     1.70%       10/15/45    $       53,500
     5,600,000     Series 2020-CBM, Class XCP, IO (a) (e)...........................     0.49%       02/10/37           131,110
                GS Mortgage Securities Corp Trust
     2,600,000     Series 2020-UPTN, Class XA, IO (a) (e)...........................     0.35%       02/10/37            45,311
                                                                                                                 --------------
                                                                                                                        680,435
                                                                                                                 --------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................      25,639,197
                (Cost $25,183,736)                                                                               --------------

ASSET-BACKED SECURITIES -- 8.8%

                321 Henderson Receivables LLC
       337,832     Series 2013-2A, Class A (a)......................................     4.21%       03/15/62           382,813
                ABFC Trust
       109,505     Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (a) (b)...........     1.93%       05/25/37           107,817
                ACE Securities Corp. Home Equity Loan Trust
     1,089,898     Series 2006-HE3, Class A2C, 1 Mo. LIBOR + 0.15% (b)..............     1.78%       06/25/36           888,368
                Argent Securities, Inc.
       160,000     Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.44% (b)................     2.07%       11/25/35           158,937
                BCMSC Trust
     2,369,065     Series 2000-A, Class A5..........................................     8.32%       06/15/30           920,583
                Carrington Mortgage Loan Trust
        69,645     Series 2005-NC5, Class M1, 1 Mo. LIBOR + 0.48% (b)...............     2.11%       10/25/35            69,934
                Citigroup Mortgage Loan Trust
     1,274,469     Series 2006-HE3, Class A2B, 1 Mo. LIBOR + 0.10% (b)..............     1.76%       12/25/36         1,006,253
                Citigroup Mortgage Loan Trust, Inc.
        31,672     Series 2005-HE4, Class M1, 1 Mo. LIBOR + 0.41% (b)...............     2.04%       10/25/35            32,083
        15,226     Series 2007-WFH2, Class A4, 1 Mo. LIBOR + 0.35% (b)..............     1.98%       03/25/37            15,262
       425,000     Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (b)..............     1.89%       06/25/37           414,416
                Conseco Finance Corp.
        56,925     Series 1996-7, Class M1..........................................     7.70%       09/15/26            59,897
     1,638,494     Series 1999-3, Class A8..........................................     7.06%       02/01/31         1,632,566
                Countrywide Asset-Backed Certificates
       226,971     Series 2006-6, Class 1A1, 1 Mo. LIBOR + 0.17% (b)................     1.80%       09/25/36           224,871
                Credit-Based Asset Servicing & Securitization LLC
       957,000     Series 2006-MH1, Class B1 (a) (i)................................     6.25%       10/25/36         1,014,238
                EquiFirst Mortgage Loan Trust
       130,300     Series 2005-1, Class M3, 1 Mo. LIBOR + 0.72% (b).................     2.35%       04/25/35           130,580
                First Franklin Mortgage Loan Trust
       136,692     Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.15% (b).............     1.78%       08/25/36           122,038
                Fremont Home Loan Trust
        23,461     Series 2005-A, Class M3, 1 Mo. LIBOR + 0.74% (b).................     2.36%       01/25/35            23,451
        86,067     Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.34% (b)................     1.97%       11/25/35            86,418
                GSAMP Trust
     1,300,000     Series 2006-HE4, Class A2D, 1 Mo. LIBOR + 0.26% (b)..............     1.89%       06/25/36         1,267,930
                JP Morgan Mortgage Acquisition Trust
       727,374     Series 2006-WF1, Class A5, steps up to 6.91% after Redemption
                      Date (j)......................................................     6.41%       07/25/36           356,844
                Mastr Asset Backed Securities Trust
       156,541     Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (b)...............     1.79%       11/25/36           114,942


                        See Notes to Financial Statements                Page 45

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Mid-State Capital Trust
$       25,761     Series 2010-1, Class A (a).......................................     3.50%       12/15/45    $       26,536
                Morgan Stanley ABS Capital I, Inc. Trust
     2,313,313     Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (b)..............     1.73%       10/25/36         1,435,722
                Navient Student Loan Trust
        33,192     Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b).................     2.14%       06/25/31            32,693
                New Century Home Equity Loan Trust
       700,000     Series 2005-3, Class M4, 1 Mo. LIBOR + 0.96% (b).................     2.59%       07/25/35           701,036
                NovaStar Mortgage Funding Trust
     1,149,490     Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (b)................     1.83%       09/25/37         1,125,261
                Residential Asset Mortgage Product, Inc.
       160,000     Series 2005-RZ3, Class M3, 1 Mo. LIBOR + 0.55% (b)...............     2.18%       09/25/35           160,452
       900,000     Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.45% (b)...............     2.08%       03/25/36           902,398
                Residential Asset Securities Corp.
       150,000     Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.42% (b)..............     2.05%       12/25/35           150,523
       150,000     Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (b)...............     1.96%       04/25/36           148,653
                SLM Student Loan Trust
       905,000     Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)..................     2.54%       10/27/70           838,470
       300,000     Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)..................     2.99%       01/25/83           275,946
       300,000     Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)..................     2.99%       04/26/83           278,543
       650,000     Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (b)..................     3.64%       07/25/73           645,311
       300,000     Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (b)..................     3.64%       07/26/83           293,635
       220,000     Series 2008-8, Class B, 3 Mo. LIBOR + 2.25% (b)..................     4.04%       10/25/75           218,427
       800,000     Series 2008-9, Class B, 3 Mo. LIBOR + 2.25% (b)..................     4.04%       10/25/83           802,994
       100,000     Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b)..................     3.43%       09/25/43            99,655
                Soundview Home Loan Trust
       680,000     Series 2005-OPT3, Class M1, 1 Mo. LIBOR + 0.47% (b)..............     2.10%       11/25/35           673,873
       135,055     Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (b).............     1.88%       07/25/37           123,456
                Structured Receivables Finance LLC
       152,433     Series 2010-B, Class A (a).......................................     3.73%       08/15/36           156,191
                United States Small Business Administration
       737,575     Series 2007-20A, Class 1.........................................     5.32%       01/01/27           796,176
       897,889     Series 2008-20F, Class 1.........................................     5.68%       06/01/28           994,565
     1,058,297     Series 2008-20H, Class 1.........................................     6.02%       08/01/28         1,172,612
                                                                                                                 --------------
                TOTAL ASSET-BACKED SECURITIES..................................................................      21,083,369
                (Cost $21,616,109)                                                                               --------------


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES -- 7.0%

                BANKS -- 0.9%
       200,000  Global Bank Corp. (USD) (c) (k).....................................     5.25%       04/16/29           218,750
       125,000  Lloyds Bank PLC (USD)...............................................     3.30%       05/07/21           127,682
       665,000  Lloyds Banking Group PLC (USD) (c)..................................     2.91%       11/07/23           680,798
       200,000  Lloyds Banking Group PLC (USD)......................................     3.90%       03/12/24           215,093
       250,000  Santander UK Group Holdings PLC (USD) (c)...........................     4.80%       11/15/24           272,587
       650,000  Santander UK PLC (USD)..............................................     3.40%       06/01/21           666,707
                                                                                                                 --------------
                                                                                                                      2,181,617
                                                                                                                 --------------


Page 46                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                BEVERAGES -- 0.2%
       170,000  Bacardi Ltd. (USD) (a)..............................................     4.70%       05/15/28    $      194,825
        15,000  Bacardi Ltd. (USD) (a)..............................................     5.30%       05/15/48            19,371
       125,000  Pernod Ricard S.A. (USD) (a)........................................     4.45%       01/15/22           131,711
                                                                                                                 --------------
                                                                                                                        345,907
                                                                                                                 --------------
                COMMERCIAL SERVICES -- 0.4%
       200,000  DP World Crescent Ltd. (USD) (a)....................................     4.85%       09/26/28           216,854
       250,000  IHS Markit Ltd. (USD) (a)...........................................     4.75%       02/15/25           277,792
       465,000  IHS Markit Ltd. (USD)...............................................     4.75%       08/01/28           543,010
                                                                                                                 --------------
                                                                                                                      1,037,656
                                                                                                                 --------------
                DIVERSIFIED FINANCIAL SERVICES -- 1.6%
       600,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                      (USD).........................................................     4.50%       05/15/21           619,957
        20,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                      (USD).........................................................     3.95%       02/01/22            20,733
        55,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                      (USD).........................................................     4.13%       07/03/23            58,550
        74,000  Avolon Holdings Funding Ltd. (USD) (a)..............................     5.13%       10/01/23            79,378
        20,000  Avolon Holdings Funding Ltd. (USD) (a)..............................     5.25%       05/15/24            21,818
       100,000  Avolon Holdings Funding Ltd. (USD) (a)..............................     3.95%       07/01/24           103,776
       185,000  Avolon Holdings Funding Ltd. (USD) (a)..............................     2.88%       02/15/25           185,102
     1,065,000  GE Capital International Funding Co. Unlimited Co. (USD)............     2.34%       11/15/20         1,068,022
       785,000  GE Capital International Funding Co. Unlimited Co. (USD)............     4.42%       11/15/35           898,541
       250,000  Park Aerospace Holdings Ltd. (USD) (a)..............................     3.63%       03/15/21           252,340
       135,000  Park Aerospace Holdings Ltd. (USD) (a)..............................     5.25%       08/15/22           143,750
        90,000  Park Aerospace Holdings Ltd. (USD) (a)..............................     4.50%       03/15/23            94,180
       255,000  Park Aerospace Holdings Ltd. (USD) (a)..............................     5.50%       02/15/24           280,657
                                                                                                                 --------------
                                                                                                                      3,826,804
                                                                                                                 --------------
                ELECTRIC -- 0.1%
       250,000  Mong Duong Finance Holdings B.V. (USD) (k)..........................     5.13%       05/07/29           263,065
                                                                                                                 --------------
                ENVIRONMENTAL CONTROL -- 0.1%
       114,000  GFL Environmental, Inc. (USD) (a)...................................     5.13%       12/15/26           118,275
                                                                                                                 --------------
                INTERNET -- 0.1%
       300,000  Tencent Holdings Ltd. (USD) (a).....................................     3.98%       04/11/29           340,853
                                                                                                                 --------------
                MACHINERY-DIVERSIFIED -- 0.0%
       110,000  Titan Acquisition Ltd. / Titan Co.-Borrower LLC (USD) (a)...........     7.75%       04/15/26           105,070
                                                                                                                 --------------
                MEDIA -- 0.1%
       200,000  Virgin Media Secured Finance PLC (USD) (a)..........................     5.50%       08/15/26           206,278
                                                                                                                 --------------
                MINING -- 0.3%
       250,000  Corp. Nacional del Cobre de Chile (USD) (k).........................     3.63%       08/01/27           268,456
       300,000  Indonesia Asahan Aluminium Persero PT (USD) (a).....................     6.53%       11/15/28           371,032
                                                                                                                 --------------
                                                                                                                        639,488
                                                                                                                 --------------
                MISCELLANEOUS MANUFACTURING -- 0.0%
        40,000  Ingersoll-Rand Luxembourg Finance S.A. (USD)........................     3.55%       11/01/24            43,236
                                                                                                                 --------------
                OIL & GAS -- 1.0%
       440,000  KazMunayGas National Co. JSC (USD) (k)..............................     5.38%       04/24/30           513,001
        75,000  Petrobras Global Finance B.V. (USD) (a).............................     5.09%       01/15/30            80,344


                        See Notes to Financial Statements                Page 47

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                OIL & GAS (CONTINUED)
       200,000  Petroleos del Peru S.A. (USD) (k)...................................     4.75%       06/19/32    $      224,430
       370,000  Petroleos Mexicanos (USD)...........................................     6.63%       06/15/35           371,456
       325,000  Petroleos Mexicanos (USD)...........................................     6.75%       09/21/47           311,257
       419,000  Petroleos Mexicanos (USD) (a).......................................     7.69%       01/23/50           437,920
       111,890  Transocean Pontus Ltd. (USD) (a)....................................     6.13%       08/01/25           113,288
       293,000  Transocean Poseidon Ltd. (USD) (a)..................................     6.88%       02/01/27           298,134
                                                                                                                 --------------
                                                                                                                      2,349,830
                                                                                                                 --------------
                PACKAGING & CONTAINERS -- 0.0%
        18,000  OI European Group B.V. (USD) (a)....................................     4.00%       03/15/23            18,255
                                                                                                                 --------------
                PHARMACEUTICALS -- 0.3%
       390,000  Allergan Funding SCS (USD)..........................................     4.55%       03/15/35           467,091
         6,000  Bausch Health Cos., Inc. (USD) (a)..................................     5.75%       08/15/27             6,393
       225,000  Shire Acquisitions Investments Ireland DAC (USD)....................     2.40%       09/23/21           228,056
                                                                                                                 --------------
                                                                                                                        701,540
                                                                                                                 --------------
                PIPELINES -- 0.2%
       200,000  Peru LNG SRL (USD) (k)..............................................     5.38%       03/22/30           170,570
       200,000  Southern Gas Corridor CJSC (USD) (k)................................     6.88%       03/24/26           239,202
                                                                                                                 --------------
                                                                                                                        409,772
                                                                                                                 --------------
                RETAIL -- 0.2%
       510,000  Alimentation Couche-Tard, Inc. (USD) (a)............................     3.55%       07/26/27           552,968
                                                                                                                 --------------
                SAVINGS & LOANS -- 0.5%
       630,000  Nationwide Building Society (USD) (a) (c)...........................     3.62%       04/26/23           655,157
       135,000  Nationwide Building Society (USD) (a) (c)...........................     3.77%       03/08/24           141,420
       325,000  Nationwide Building Society (USD) (a) (c)...........................     4.36%       08/01/24           349,216
                                                                                                                 --------------
                                                                                                                      1,145,793
                                                                                                                 --------------
                SEMICONDUCTORS -- 0.2%
       500,000  NXP B.V. / NXP Funding LLC (USD) (a)................................     4.13%       06/01/21           514,147
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 0.8%
       200,000  C&W Senior Financing DAC (USD) (a)..................................     6.88%       09/15/27           211,465
       625,000  Intelsat Jackson Holdings S.A. (USD) (a)............................     8.50%       10/15/24           540,884
        18,000  Intelsat Jackson Holdings S.A. (USD) (a)............................     9.75%       07/15/25            15,911
       125,000  Koninklijke KPN N.V. (USD)..........................................     8.38%       10/01/30           175,473
       200,000  SES S.A. (USD) (a)..................................................     3.60%       04/04/23           208,546
       100,000  Vodafone Group PLC (USD)............................................     3.75%       01/16/24           107,584
       250,000  Vodafone Group PLC (USD)............................................     5.25%       05/30/48           315,626
       228,000  Vodafone Group PLC (USD)............................................     4.88%       06/19/49           274,575
        80,000  Vodafone Group PLC (USD)............................................     4.25%       09/17/50            88,435
                                                                                                                 --------------
                                                                                                                      1,938,499
                                                                                                                 --------------
                TOTAL FOREIGN CORPORATE BONDS AND NOTES........................................................      16,739,053
                (Cost $15,670,095)                                                                               --------------

FOREIGN SOVEREIGN BONDS AND NOTES -- 1.5%

                BAHRAIN -- 0.1%
       200,000  Bahrain Government International Bond (USD) (k).....................     7.00%       10/12/28           231,912
                                                                                                                 --------------
                BRAZIL -- 0.1%
       250,000  Brazilian Government International Bond (USD).......................     4.63%       01/13/28           275,128
                                                                                                                 --------------


Page 48                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                COLOMBIA -- 0.2%
       400,000  Colombia Government International Bond (USD)........................     3.88%       04/25/27    $      430,939
                                                                                                                 --------------
                DOMINICAN REPUBLIC -- 0.1%
       200,000  Dominican Republic International Bond (USD) (k).....................     6.00%       07/19/28           221,571
                                                                                                                 --------------
                EGYPT -- 0.1%
       200,000  Egypt Government International Bond (USD) (a).......................     5.58%       02/21/23           207,484
                                                                                                                 --------------
                INDONESIA -- 0.1%
       200,000  Perusahaan Penerbit SBSN Indonesia III (USD) (k)....................     4.15%       03/29/27           220,150
                                                                                                                 --------------
                MEXICO -- 0.1%
       200,000  Mexico Government International Bond (USD)..........................     3.25%       04/16/30           205,750
                                                                                                                 --------------
                OMAN -- 0.1%
       200,000  Oman Government International Bond (USD) (a)........................     5.63%       01/17/28           200,034
                                                                                                                 --------------
                QATAR -- 0.2%
       400,000  Qatar Government International Bond (USD) (k).......................     4.50%       04/23/28           464,000
                                                                                                                 --------------
                RUSSIA -- 0.1%
       200,000  Russian Foreign Bond - Eurobond (USD) (k)...........................     4.75%       05/27/26           225,261
                                                                                                                 --------------
                SAUDI ARABIA -- 0.1%
       400,000  Saudi Government International Bond (USD) (k).......................     3.63%       03/04/28           429,652
                                                                                                                 --------------
                SOUTH AFRICA -- 0.1%
       250,000  Republic of South Africa Government International Bond (USD)........     4.88%       04/14/26           261,700
                                                                                                                 --------------
                URUGUAY -- 0.1%
       200,000  Uruguay Government International Bond (USD).........................     4.38%       01/23/31           230,252
                                                                                                                 --------------
                TOTAL FOREIGN SOVEREIGN BONDS AND NOTES........................................................       3,603,833
                (Cost $3,357,408)                                                                                --------------


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MUNICIPAL BONDS -- 0.8%

                CALIFORNIA -- 0.8%
$      500,000  Los Angeles CA Unified School District..............................     5.75%       07/01/34           685,135
       500,000  Los Angeles Department of Water.....................................     6.01%       07/01/39           694,895
       510,000  Regents of the University of California Medical Center Pooled
                   Revenue..........................................................     3.26%       05/15/60           523,459
        75,000  Univ of CA Rev TXBL Gen Ref, Ser AJ.................................     4.60%       05/15/31            90,826
                                                                                                                 --------------
                TOTAL MUNICIPAL BONDS..........................................................................       1,994,315
                (Cost $1,846,402)                                                                                --------------


                                                                                                   ANNUALIZED
  PRINCIPAL                                                                             STATED     YIELD ON DATE
    VALUE                                 DESCRIPTION                                   COUPON     OF PURCHASE        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
COMMERCIAL PAPER -- 0.3%

                AUTO MANUFACTURERS -- 0.3%
       310,000  Ford Motor Credit Co. LLC...........................................     3.25%       10/08/20           305,412
       295,000  Ford Motor Credit Co. LLC...........................................     2.88%       01/08/21           288,348
                                                                                                                 --------------
                TOTAL COMMERCIAL PAPER.........................................................................         593,760
                (Cost $591,846)                                                                                  --------------


                        See Notes to Financial Statements                Page 49

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT BONDS AND NOTES -- 0.1%

$      275,000  Federal Home Loan Banks.............................................     4.05%       09/21/33    $      278,770
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................         278,770
                (Cost $274,863)                                                                                  --------------

U.S. TREASURY BILLS -- 10.6%

     1,750,000  U.S. Treasury Bill..................................................      (l)        03/17/20         1,748,932
       768,000  U.S. Treasury Bill (m)..............................................      (l)        03/19/20           767,485
     1,935,000  U.S. Treasury Bill..................................................      (l)        04/09/20         1,932,160
     6,310,000  U.S. Treasury Bill..................................................      (l)        04/14/20         6,299,616
     5,475,000  U.S. Treasury Bill..................................................      (l)        04/21/20         5,464,677
     4,445,000  U.S. Treasury Bill..................................................      (l)        05/14/20         4,433,416
     4,800,000  U.S. Treasury Bill..................................................      (l)        07/16/20         4,778,988
                                                                                                                 --------------
                TOTAL U.S. TREASURY BILLS......................................................................      25,425,274
                (Cost $25,412,571)                                                                               --------------


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 3.0%

     7,292,609  JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 1.41% (n).....       7,292,609
                (Cost $7,292,609)                                                                                --------------
                TOTAL INVESTMENTS -- 99.7%.....................................................................     239,277,382
                (Cost $229,527,960) (o)
                NET OTHER ASSETS AND LIABILITIES -- 0.3%.......................................................         668,721
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  239,946,103
                                                                                                                 ==============


FUTURES CONTRACTS AT FEBRUARY 29, 2020 (see Note 2C - Futures Contracts in the Notes to Financial Statements):

                                                                                                UNREALIZED
                                                                                               APPRECIATION
                                                 NUMBER OF       EXPIRATION      NOTIONAL     (DEPRECIATION)/
      FUTURES CONTRACTS           POSITION       CONTRACTS          DATE           VALUE          VALUE
------------------------------  ------------  ---------------  --------------  -------------  --------------
U.S. 5-Year Treasury Notes         Long             140           Jun-2020     $  17,185,000   $     283,248
U.S. 10-Year Ultra Treasury
   Notes                           Short            238           Jun-2020       (35,752,063)     (1,145,278)
Ultra U.S. Treasury Bond
   Futures                         Short             64           Jun-2020       (13,280,000)       (691,040)
                                                                               -------------  --------------
                                                                               $ (31,847,063) $   (1,553,070)
                                                                               =============  ==============


Page 50                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

INTEREST RATE SWAP AGREEMENTS AT FEBRUARY 29, 2020 (see Note 2E - Swap Agreements in the Notes to Financial Statements):

                                                                                                     UNREALIZED
                                                                                                    APPRECIATION
                                    FLOATING         EXPIRATION        NOTIONAL         FIXED      (DEPRECIATION)/
         COUNTERPARTY                 RATE              DATE            VALUE           RATE           VALUE
------------------------------  -----------------  ---------------  --------------  -------------  --------------
Citibank, Global Markets, Inc.  3 month LIBOR(1)      1/21/2023     $    9,900,000    1.580%(1)    $      145,171
Citibank, Global Markets, Inc.  3 month LIBOR(2)      1/21/2026          4,030,000    1.675%(2)          (144,107)
Goldman Sachs and Co.           3 month LIBOR(1)      1/21/2023          7,405,000    1.573%(1)           106,158
Goldman Sachs and Co.           3 month LIBOR(2)      1/21/2026          3,010,000    1.667%(2)          (105,479)
                                                                    --------------                 --------------
                                                                    $   24,345,000                 $        1,743
                                                                    ==============                 ==============

(1) The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 1/21/2021 and no interest is being accrued until that date.

(2) The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 1/21/2021 and no interest is being accrued until that date.

-------------------------------
(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 29, 2020, securities noted as such amounted to $29,074,757 or 12.1% of net assets.

(b)   Floating or variable rate security.

(c) Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.

(d)   Inverse floating rate security.

(e) Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(f) Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(g) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(h) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At February 29, 2020, securities noted as such are valued at $715,651 or 0.3% of net assets.

(i) Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.

(j) Step-up security. A security where the coupon increases or steps up at a predetermined date.

(k) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(l)   Zero coupon security.

(m) All or a portion of this security is segregated as collateral for open futures contracts.

(n)   Rate shown reflects yield as of February 29, 2020.

(o) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,551,110 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,353,015. The net unrealized appreciation was $8,198,095. The amounts presented are inclusive of derivative contracts.

IO - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rates

SOFR  - Secured Overnight Financing Rate

Currency Abbreviations:
USD    United States Dollar


                        See Notes to Financial Statements                Page 51

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

-------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                      ASSETS TABLE
                                                                                           LEVEL 2            LEVEL 3
                                                       TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                      VALUE AT            QUOTED          OBSERVABLE        UNOBSERVABLE
                                                     2/29/2020            PRICES            INPUTS             INPUTS
                                                   --------------     --------------    --------------     --------------
Corporate Bonds and Notes*.......................  $   80,675,884     $           --    $   80,675,884     $           --
U.S. Government Agency Mortgage-Backed
   Securities....................................      55,951,318                 --        55,951,318                 --
Mortgage-Backed Securities.......................      25,639,197                 --        25,639,197                 --
Asset-Backed Securities..........................      21,083,369                 --        21,083,369                 --
Foreign Corporate Bonds and Notes*...............      16,739,053                 --        16,739,053                 --
Foreign Sovereign Bonds and Notes**..............       3,603,833                 --         3,603,833                 --
Municipal Bonds***...............................       1,994,315                 --         1,994,315                 --
Commercial Paper*................................         593,760                 --           593,760                 --
U.S. Government Bonds and Notes..................         278,770                 --           278,770                 --
U.S. Treasury Bills..............................      25,425,274                 --        25,425,274                 --
Money Market Funds...............................       7,292,609          7,292,609                --                 --
                                                   --------------     --------------    --------------     --------------
Total Investments................................     239,277,382          7,292,609       231,984,773                 --
Futures Contracts****............................         283,248            283,248                --                 --
Interest Rate Swap Agreements....................         251,329                 --           251,329                 --
                                                   --------------     --------------    --------------     --------------
Total............................................  $  239,811,959     $    7,575,857    $  232,236,102     $           --
                                                   ==============     ==============    ==============     ==============

                                                    LIABILITIES TABLE
                                                                                           LEVEL 2            LEVEL 3
                                                       TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                      VALUE AT            QUOTED          OBSERVABLE        UNOBSERVABLE
                                                     2/29/2020            PRICES            INPUTS             INPUTS
                                                   --------------     --------------    --------------     --------------
Futures Contracts****............................  $   (1,836,318)    $   (1,836,318)   $           --     $           --
Interest Rate Swap Agreements....................        (249,586)                --          (249,586)                --
                                                   --------------     --------------    --------------     --------------
Total............................................  $   (2,085,904)    $   (1,836,318)   $     (249,586)    $           --
                                                   ==============     ==============    ==============     ==============

*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for country breakout.
***   See Portfolio of Investments for state breakout.
**** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.


Page 52                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 29, 2020 (UNAUDITED)

                                                                              FIRST TRUST TCW       FIRST TRUST TCW
                                                                            OPPORTUNISTIC FIXED      UNCONSTRAINED
                                                                                INCOME ETF           PLUS BOND ETF
                                                                                  (FIXD)                (UCON)
                                                                            -------------------   -------------------
ASSETS:
Investments, at value..................................................       $ 1,848,297,594       $   239,277,382
Swap contracts, at value...............................................             1,550,254               251,329
Cash...................................................................               130,627                    --
Cash segregated as collateral for open swap contracts..................               283,110                46,342
Receivables:
   Investment securities sold .........................................           130,037,914             1,658,887
   Capital shares sold ................................................            18,695,104             1,299,127
   Interest............................................................             5,952,814             1,715,347
   Variation margin....................................................             1,243,109               133,437
   Dividends...........................................................                47,129                 6,255
                                                                              ---------------       ---------------
   Total Assets........................................................         2,006,237,655           244,388,106
                                                                              ---------------       ---------------
LIABILITIES:
Swap contracts, at value...............................................             1,537,795               249,586
Due to custodian.......................................................                    --                 1,744
Due to custodian foreign currency......................................                    --                   135
Payables:
   Investment securities purchased ....................................           415,131,647             3,309,586
   Investment advisory fees............................................               654,657               138,620
   Variation margin....................................................                    --               742,332
                                                                              ---------------       ---------------
   Total Liabilities...................................................           417,324,099             4,442,003
                                                                              ---------------       ---------------
NET ASSETS.............................................................       $ 1,588,913,556       $   239,946,103
                                                                              ===============       ===============
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $ 1,531,737,294       $   233,463,190
Par value..............................................................               297,500                92,500
Accumulated distributable earnings (loss)..............................            56,878,762             6,390,413
                                                                              ---------------       ---------------
NET ASSETS.............................................................       $ 1,588,913,556       $   239,946,103
                                                                              ===============       ===============
NET ASSET VALUE, per share.............................................       $         53.41       $         25.94
                                                                              ===============       ===============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................            29,750,002             9,250,002
                                                                              ===============       ===============
Investments, at cost...................................................       $ 1,801,787,871       $   229,527,960
                                                                              ===============       ===============
Foreign currency, at cost (proceeds)...................................       $            --       $          (130)
                                                                              ===============       ===============


                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)

                                                                              FIRST TRUST TCW       FIRST TRUST TCW
                                                                            OPPORTUNISTIC FIXED      UNCONSTRAINED
                                                                                INCOME ETF           PLUS BOND ETF
                                                                                  (FIXD)                (UCON)
                                                                            -------------------   -------------------
INVESTMENT INCOME:
Interest...............................................................       $    15,645,124       $     3,786,835
Dividends..............................................................               228,498                54,392
                                                                              ---------------       ---------------
   Total investment income.............................................            15,873,622             3,841,227
                                                                              ---------------       ---------------
EXPENSES:
Investment advisory fees...............................................             3,832,317               908,544
                                                                              ---------------       ---------------
   Total expenses......................................................             3,832,317               908,544
Less fees waived by the investment advisor.............................              (589,587)             (106,896)
                                                                              ---------------       ---------------
Net expenses...........................................................             3,242,730               801,648
                                                                              ---------------       ---------------
NET INVESTMENT INCOME (LOSS)...........................................            12,630,892             3,039,579
                                                                              ---------------       ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................            12,128,189             2,446,827
   Futures contracts...................................................             1,176,829               119,293
   Forward foreign currency contracts..................................                    --                73,958
   Foreign currency transactions.......................................                    --                (4,159)
   Swap contracts......................................................               (52,703)              (15,364)
                                                                              ---------------       ---------------
Net realized gain (loss)...............................................            13,252,315             2,620,555
                                                                              ---------------       ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................            20,315,003               227,534
   Futures contracts...................................................             2,823,770            (1,398,827)
   Foreign currency transactions.......................................                    --                    (5)
   Swap contracts......................................................                97,748                33,546
                                                                              ---------------       ---------------
Net change in unrealized appreciation (depreciation)...................            23,236,521            (1,137,752)
                                                                              ---------------       ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            36,488,836             1,482,803
                                                                              ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $    49,119,728       $     4,522,382
                                                                              ===============       ===============

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FIRST TRUST TCW                   FIRST TRUST TCW
                                                                  OPPORTUNISTIC FIXED                  UNCONSTRAINED
                                                                      INCOME ETF                       PLUS BOND ETF
                                                                        (FIXD)                            (UCON)
                                                            -------------------------------   -------------------------------
                                                              SIX MONTHS                        SIX MONTHS
                                                                ENDED             YEAR            ENDED             YEAR
                                                              2/29/2020          ENDED          2/29/2020          ENDED
                                                             (UNAUDITED)       8/31/2019       (UNAUDITED)       8/31/2019
                                                            --------------   --------------   --------------   --------------
OPERATIONS:
Net investment income (loss)..............................  $   12,630,892   $   13,110,777   $    3,039,579   $    5,213,728
Net realized gain (loss)..................................      13,252,315       16,057,033        2,620,555       (3,737,035)
Net change in unrealized appreciation (depreciation)......      23,236,521       28,429,040       (1,137,752)       9,204,698
                                                            --------------   --------------   --------------   --------------
Net increase (decrease) in net assets resulting from
   operations.............................................      49,119,728       57,596,850        4,522,382       10,681,391
                                                            --------------   --------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................     (29,058,328)     (14,132,128)      (3,361,126)      (5,539,586)
                                                            --------------   --------------   --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................     676,265,554      545,941,078       50,511,188      191,160,543
Cost of shares redeemed...................................      (7,872,419)      (7,551,313)     (19,332,144)     (13,821,447)
                                                            --------------   --------------   --------------   --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................     668,393,135      538,389,765       31,179,044      177,339,096
                                                            --------------   --------------   --------------   --------------
Total increase (decrease) in net assets...................     688,454,535      581,854,487       32,340,300      182,480,901

NET ASSETS:
Beginning of period.......................................     900,459,021      318,604,534      207,605,803       25,124,902
                                                            --------------   --------------   --------------   --------------
End of period.............................................  $1,588,913,556   $  900,459,021   $  239,946,103   $  207,605,803
                                                            ==============   ==============   ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................      17,000,002        6,450,002        8,050,002        1,000,002
Shares sold...............................................      12,900,000       10,700,000        1,950,000        7,600,000
Shares redeemed...........................................        (150,000)        (150,000)        (750,000)        (550,000)
                                                            --------------   --------------   --------------   --------------
Shares outstanding, end of period.........................      29,750,002       17,000,002        9,250,002        8,050,002
                                                            ==============   ==============   ==============   ==============

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

                                                                  SIX MONTHS
                                                                     ENDED           YEAR ENDED AUGUST 31,          PERIOD
                                                                   2/29/2020     -----------------------------       ENDED
                                                                  (UNAUDITED)        2019            2018        8/31/2017 (a)
                                                                 -------------   -------------   -------------   -------------
Net asset value, beginning of period...........................   $     52.97     $     49.40     $     51.01     $     50.00
                                                                  -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.59            1.39            1.15            0.49
Net realized and unrealized gain (loss)........................          1.12            3.63           (1.46)           1.12
                                                                  -----------     -----------     -----------     -----------
Total from investment operations...............................          1.71            5.02           (0.31)           1.61
                                                                  -----------     -----------     -----------     -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.67)          (1.45)          (1.30)          (0.60)
Net realized gain..............................................         (0.60)             --           (0.00) (b)         --
                                                                  -----------     -----------     -----------     -----------
Total distributions............................................         (1.27)          (1.45)          (1.30)          (0.60)
                                                                  -----------     -----------     -----------     -----------
Net asset value, end of period.................................   $     53.41     $     52.97     $     49.40     $     51.01
                                                                  ===========     ===========     ===========     ===========
TOTAL RETURN (c)...............................................          3.30%          10.33%          (0.57)%          3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................   $ 1,588,914     $   900,459     $   318,605     $    51,011
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.65% (d)       0.65%           0.65%           0.65% (d)
Ratio of net expenses to average net assets....................          0.55% (d)       0.55%           0.55%           0.55% (d)
Ratio of net investment income (loss) to average net assets....          2.14% (d)       2.29%           2.29%           1.81% (d)
Portfolio turnover rate (e)....................................           184% (f)        246% (f)        358% (f)        231% (f)

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)

                                                                  SIX MONTHS
                                                                     ENDED           YEAR           PERIOD
                                                                   2/29/2020         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2019     8/31/2018 (a)
                                                                 -------------   -------------   -------------
Net asset value, beginning of period...........................   $     25.79     $     25.12     $     25.00
                                                                  -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.36            0.77            0.17
Net realized and unrealized gain (loss)........................          0.19            0.75            0.10
                                                                  -----------     -----------     -----------
Total from investment operations...............................          0.55            1.52            0.27
                                                                  -----------     -----------     -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.40)          (0.81)          (0.15)
Net realized gain..............................................            --           (0.04)             --
                                                                  -----------     -----------     -----------
Total distributions............................................         (0.40)          (0.85)          (0.15)
                                                                  -----------     -----------     -----------
Net asset value, end of period.................................   $     25.94     $     25.79     $     25.12
                                                                  ===========     ===========     ===========
TOTAL RETURN (c)...............................................          2.16%           6.15%           1.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................   $   239,946     $   207,606     $    25,125
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.85% (d)       0.85%           0.85% (d)
Ratio of net expenses to average net assets....................          0.75% (d)       0.75%           0.75% (d)
Ratio of net investment income (loss) to average net assets....          2.84% (d)       3.16%           2.68% (d)
Portfolio turnover rate (e)....................................            28% (g)         40% (g)         70%

(a) Inception dates for FIXD and UCON are February 14, 2017 and June 4, 2018, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f) The portfolio turnover rate not including mortgage dollar rolls was 138%, 223%, 241% and 158% for the periods ending February 29, 2020, August 31, 2019, August 31, 2018 and August 31, 2017, respectively.

(g) The portfolio turnover rate not including mortgage dollar rolls was 27% and 39% for the periods ending February 29, 2020 and August 31, 2019.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen funds that are offering shares. This report covers the two funds listed below:

    First Trust TCW Opportunistic Fixed Income ETF - (The Nasdaq Stock Market
       LLC ("Nasdaq") ticker "FIXD")
    First Trust TCW Unconstrained Plus Bond ETF - (NYSE Arca, Inc.
       ("NYSE Arca") ticker "UCON")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which a Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund. Each Fund's investment objective is to seek to maximize long-term total return. Each Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in fixed income securities. Each Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities; residential and commercial mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans ("Senior Loans")(1); municipal bonds; collateralized loan obligations
(CLOs); Rule 144A securities, and other debt securities bearing fixed, floating or variable interest rates of any maturity. In addition, UCON may also invest in preferred stock and common stock. Each Fund may invest in to-be-announced transactions ("TBA Transactions"). FIXD may invest up to 20% of its assets invested in fixed income investments in non-agency, non-government sponsored entity securities and privately-issued mortgage-related and other asset-backed securities. FIXD may invest up to 35% of its net assets in corporate, non-U.S. and non-agency debt and other securities rated below investment grade by one or more nationally recognized statistical rating organization ("NRSRO"), or, if unrated, judged to be of comparable quality by TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") (commonly referred to as "high yield" or "junk" bonds). FIXD may also invest up to 20% of its net assets in securities denominated in non-U.S. currencies and securities of issuers with significant ties to emerging market countries, as determined by the Sub-Advisor. UCON may invest up to 50% of its assets invested in fixed income investments in non-agency, non-government sponsored entity securities and privately-issued mortgage-backed securities including residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs. UCON may invest up to 70% of its net assets in securities rated below investment grade by one or more NRSRO, or, if unrated, judged to be of comparable quality by the Sub-Advisor (commonly referred to as "high yield" or "junk" bonds). UCON may also invest up to 60% of its net assets in securities issued by issuers with significant ties to emerging market countries, as determined by the Sub-Advisor, and up to 50% of its net assets in securities denominated in non-U.S. currencies.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

-----------------------------
(1) The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act.

Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Senior Loans in which the Funds invest are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

      Swaps are fair valued utilizing quotations provided by a third-party pricing service or, if the third-party pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities of the issuer, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

           11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only);

           12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           13)    other relevant factors.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 29, 2020, is included with each Fund's Portfolio of Investments.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

On July 27, 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculation of the London Interbank Offered Rates ("LIBOR") after 2021 (the "FCA Announcement"). Furthermore, in the United States, efforts to identify a set of alternative U.S. dollar reference interest rates include proposals by the Alternative Reference Rates Committee of the Federal Reserve Board and the Federal Reserve Bank of New York. On August 24, 2017, the Federal Reserve Board requested public comment on a proposal by the Federal Reserve Bank of New York, in cooperation with the Office of Financial Research, to produce three new reference rates intended to serve as alternatives to LIBOR. These alternative rates are based on overnight repurchase agreement transactions secured by U.S. Treasury Securities. On December 12, 2017, following consideration of public comments, the Federal Reserve Board concluded that the public would benefit if the Federal Reserve Bank of New York published the three proposed reference rates as alternatives to LIBOR (the "Federal Reserve Board Notice").

At this time, it is not possible to predict the effect of the FCA Announcement, the Federal Reserve Board Notice, or other regulatory changes or announcements, any establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom, the United States or elsewhere. As such, the potential effect of any such event on each Fund cannot yet be determined.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At February 29, 2020, the Funds had no when-issued or delayed-delivery securities. At February 29, 2020, FIXD held $158,456,495 of forward purchase commitments.

C. FUTURES CONTRACTS

Each Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures contracts" on the Statements of Operations.

Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statements of Operations. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statements of Assets and Liabilities. If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. Each Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statements of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in "Net change in unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statements of Operations. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

foreign currency contracts" on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, a Fund could incur losses in excess of the net unrealized value shown on the forward foreign currency contracts table in the Fund's Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

As of February 29, 2020, the Funds had no open forward foreign currency contracts.

E. SWAP AGREEMENTS

Each Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed upon prices, rates, etc. Payment received or made by the Fund for interest rate swaps, if any, are recorded on the Statements of Operations as "Net realized gain (loss) on swap contracts." When an interest rate swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any. Generally, the basis of the contracts, if any, is the premium received or paid. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by a Counterparty, the Fund will seek withdrawal of the collateral and may incur certain costs exercising its rights with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by changes in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund's maximum interest rate risk to meet its future payments under swap agreements outstanding at February 29, 2020, is equal to the total notional amount as shown on the Portfolio of Investments. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset. When the Fund enters into a swap agreement, any premium paid is included in "Swap contracts, at value" on the Statements of Assets and Liabilities.

Each Fund held interest rate swap agreements at February 29, 2020. An interest rate swap agreement involves the Fund's agreement to exchange a stream of interest payments for another party's stream of cash flows. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

F. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency) for the non-defaulting Counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

The Funds do not have the right to offset financial assets and financial liabilities related to futures contracts or swap contracts on the Statements of Assets and Liabilities.

G. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date for fixed-income securities is included in "Net realized gain (loss) on investments" on the Statements of Operations.

H. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on each Fund's Portfolio of Investments.

I. MORTGAGE DOLLAR ROLLS

Each Fund may invest, without limitation, in mortgage dollar rolls. The Funds intend to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Funds' Sub-Advisor. In a mortgage dollar roll, a Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in a Fund.

J. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2019 was as follows:

                                                                                Distributions   Distributions   Distributions
                                                                                  paid from       paid from       paid from
                                                                                  Ordinary         Capital        Return of
                                                                                   Income           Gains          Capital
                                                                                -------------   -------------   -------------
First Trust TCW Opportunistic Fixed Income ETF                                  $  14,132,128   $          --   $          --
First Trust TCW Unconstrained Plus Bond ETF                                         5,422,118         117,468              --

As of August 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                 Accumulated         Net
                                                                                Undistributed    Capital and     Unrealized
                                                                                  Ordinary          Other       Appreciation
                                                                                   Income        Gain (Loss)    (Depreciation)
                                                                                -------------   -------------   -------------
First Trust TCW Opportunistic Fixed Income ETF                                  $  10,189,503   $   1,305,048   $  25,322,811
First Trust TCW Unconstrained Plus Bond ETF                                           162,765      (4,167,198)      9,233,590

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

K. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FIXD, the taxable years ending 2017, 2018, and 2019 remain open to federal and state audit. For UCON, the taxable years ending 2018 and 2019 remain open to federal and state audit. As of February 29, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2019, the Funds had no capital loss carryforwards for federal income tax purposes.

During the taxable year ended August 31, 2019, the Funds utilized Post-enactment capital loss carryforwards in the following amounts:

                                                               Capital Loss
                                                           Carryforward Utilized
                                                      -------------------------------
First Trust TCW Opportunistic Fixed Income ETF              $         4,035,664
First Trust TCW Unconstrained Plus Bond ETF                              57,275

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2019, the Funds listed below incurred and elected to defer net late year ordinary or capital losses as follows:

                                                                          Qualified Late Year Losses
                                                                       ---------------------------------
                                                               Ordinary Losses                   Capital Losses
                                                            ---------------------             ---------------------
First Trust TCW Opportunistic Fixed Income ETF                $              --                 $              --
First Trust TCW Unconstrained Plus Bond ETF                                  --                         4,167,198

L. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

TCW serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and TCW, First Trust will supervise TCW and its management of the investment of each Fund's assets and will pay TCW for its services as the Funds' sub-advisor. First Trust will also be responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. FIXD and UCON have each agreed to pay First Trust an annual unitary management fee equal to 0.65% and 0.85%, respectively, of its average daily net assets. Pursuant to a contractual agreement, First Trust has agreed to waive management fees of 0.10% of average daily net assets until December 31, 2020 for each Fund. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of each Fund or by the Funds' investment advisor only after December 31, 2020. During the six months ended February 29, 2020, the Advisor waived fees of $589,587 and $106,896 for FIXD and UCON, respectively.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 29, 2020, the cost of purchases and proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities for each Fund, excluding short-term investments, were as follows:

                                                                                  Purchases              Sales
                                                                              ------------------   ------------------
FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF
   U.S. Government securities                                                   $2,725,300,521       $2,243,201,620
   Non-U.S. Government securities                                                  310,119,047           66,414,807

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF
   U.S. Government securities                                                       27,291,939           21,761,117
   Non-U.S. Government securities                                                   38,809,933           31,509,099

For the six months ended February 29, 2020, the Funds had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by each Fund at February 29, 2020, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

                                                   ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                        ---------------------------------------   ---------------------------------------
DERIVATIVES                              STATEMENTS OF ASSETS AND                  STATEMENTS OF ASSETS AND
INSTRUMENT          RISK EXPOSURE          LIABILITIES LOCATION        VALUE         LIABILITIES LOCATION        VALUE
------------------  ------------------  --------------------------  -----------   --------------------------  -----------
FIXD
                                        Unrealized appreciation on                Unrealized depreciation on
Futures contracts   Interest rate risk  futures contracts*          $ 3,104,568   futures contracts*          $        --

Interest rate swap
agreements          Interest rate risk  Swap contracts, at value      1,550,254   Swap contracts, at value      1,537,795

UCON
                                        Unrealized appreciation on                Unrealized depreciation on
Futures contracts   Interest rate risk  futures contracts*              283,248   futures contracts*            1,836,318

Interest rate swap
agreements          Interest rate risk  Swap contracts, at value        251,329   Swap contracts, at value        249,586

* Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund's Portfolio of Investments. Only the current day's variation margin is reported within the Statements of Assets and Liabilities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 29, 2020, on each Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

STATEMENTS OF OPERATIONS LOCATION                                      FIXD           UCON
----------------------------------------------------------------------------------------------
CURRENCY RISK EXPOSURE
Net realized gain (loss) on forward foreign currency contracts      $        --   $     73,958

INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on futures contracts                         1,176,829        119,293
Net realized gain (loss) on swap contracts                              (52,703)       (15,364)
Net change in unrealized appreciation (depreciation) on
   futures contracts                                                  2,823,770     (1,398,827)
Net change in unrealized appreciation (depreciation) on
   swap contracts                                                        97,748         33,546

FIXD
During the six months ended February 29, 2020, there were no forward foreign currency contracts opened or closed.

During the six months ended February 29, 2020, the notional value of futures contracts opened and closed were $421,836,937 and $346,747,761, respectively.

For the six months ended February 29, 2020, the average volume of interest rate swaps was $87,409,780.

UCON
During the six months ended February 29, 2020, the notional value of forward foreign currency contracts opened and closed were $4,094,304 and $4,094,304, respectively.

During the six months ended February 29, 2020, the notional value of futures contracts opened and closed were $43,938,261 and $51,065,259, respectively.

For the six months ended February 29, 2020, the average volume of interest rate swaps was $21,535,714.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. Each Fund's Creation Units are generally issued and redeemed for cash. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2020.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

Beginning in December 2019, the outbreak of the respiratory disease designated as COVID-19 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short-term or may last for an extended period of time and, in either case, could result in a substantial economic downturn or recession. Management is continuing to monitor this event.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

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


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
TCW Investment Management Company LLC
865 South Figueroa Street
Los Angeles, CA 90017

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        EquityCompass Risk Manager ETF (ERM)

        EquityCompass Tactical Risk Manager ETF (TERM)


----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 29, 2020
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 29, 2020

Shareholder Letter...........................................................  1
Fund Performance Overview
   EquityCompass Risk Manager ETF (ERM)......................................  2
   EquityCompass Tactical Risk Manager ETF (TERM)............................  4
Notes to Fund Performance Overview...........................................  6
Portfolio Management.........................................................  7
Understanding Your Fund Expenses.............................................  8
Portfolio of Investments
   EquityCompass Risk Manager ETF (ERM)......................................  9
   EquityCompass Tactical Risk Manager ETF (TERM)............................ 12
Statements of Assets and Liabilities......................................... 15
Statements of Operations..................................................... 16
Statements of Changes in Net Assets.......................................... 17
Financial Highlights......................................................... 18
Notes to Financial Statements................................................ 19
Additional Information....................................................... 24

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or EquityCompass Investment Management LLC (the "Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 29, 2020

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the EquityCompass Risk Manager ETF ("ERM") and the EquityCompass Tactical Risk Manager ETF ("TERM" and together with ERM, the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII, which contains detailed information about the Funds for the six months ended February 29, 2020.

To say that much has transpired over the past six months would be an understatement. Prior to the onset of the coronavirus (COVID-19) in Wuhan, China this past December, my message to investors would have sounded quite bullish, focusing on such accomplishments as the progress in the trade negotiations between the U.S. and China, where a "Phase One" deal was signed into law on January 15, 2020. The main takeaway from the deal is that China agreed to purchase an additional $200 billion of goods and services from the U.S. over the next several years in exchange for the U.S. cutting some of its tariffs on Chinese goods. The deal marked the first breakthrough since the Trump Administration launched its new tariff initiative in March 2018. On top of that news, the S&P 500(R) Index was setting new all-time highs all the way up through the close of trading on February 19, 2020, the day it peaked.

Unfortunately, the good news has been overshadowed by the escalation and spread of the COVID-19 pandemic. As of April 16, 2020, this disease had spread to 213 countries, areas or territories, had infected 1,991,562 people (confirmed cases) and was responsible for 130,885 confirmed deaths, according to the World Health Organization. These numbers are expected to trend higher in the days and weeks ahead. A growing number of U.S. state governors and foreign leaders have issued shelter in place orders to their citizens to help slow the spread of this new virus. The primary objective in doing so is to slow down the number of cases so that hospitals and health care workers are not overwhelmed by too many patients. The cost is high because it requires shutting down large chunks of the economy, which in turn negatively impacts the financial well-being of workers and companies. In the U.S., Congress passed a financial stimulus package valued at $2.0 trillion to help backstop workers and companies in the near-term. The faster we can end the shutdown, consistent with general health and welfare, the better, according to Brian Wesbury, Chief Economist at First Trust Advisors L.P.

Here is what we think we know. Brian Wesbury believes the U.S. could experience a modest decline in real gross domestic product of 1.5% (annualized) in the first quarter of 2020, followed by a massive decline of 20% (annualized) in the second quarter. The good news is that he sees the economy growing at a 3.0% and 3.5% annual pace in the third and fourth quarters of 2020, respectively. In other words, we are expecting a healthy rebound in the second half of this year. As I noted earlier, the stock market was still at a record high in the third week of February. From February 19 through March 23, however, the S&P 500(R) Index posted a total return of -33.79%, putting it in bear market territory (price decline of 20% or more from the most recent peak). Sorry to say it, but the nearly 11-year bull market is no more. While we do not have a projection for where stocks will be at year-end, we do know this: excluding the current bear market, the S&P 500(R) Index has never failed to recoup all the losses sustained in any sell-off, pullback, correction or bear market. So, while I am understandably not bullish on the first half of 2020, I will be a bull once again after we put the worst of COVID-19 behind us. I continue to urge investors to stay the course. This too shall pass.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM)

The EquityCompass Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's Sub-Advisor, the Fund may invest all or a portion of its assets in cash, cash-equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short Maturity ETF (FTSM). Certain of the ETFs in which the Fund invests may be advised by First Trust. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "ERM."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL            CUMULATIVE
                                                                                            TOTAL RETURNS           TOTAL RETURNS
                                                     6 Months Ended     1 Year Ended     Inception (4/10/17)     Inception (4/10/17)
                                                        2/29/20           2/29/20            to 2/29/20              to 2/29/20
FUND PERFORMANCE
NAV                                                      -0.19%            -2.03%               0.59%                   1.71%
Market Price                                              0.37%            -1.53%               0.73%                   2.12%

INDEX PERFORMANCE
S&P 500(R) Index                                          1.92%             8.19%              10.28%                  32.69%
Hedge Fund Research HFRI Equity Hedge Index(1)            1.68%             2.09%               3.66%                  10.75%
------------------------------------------------------------------------------------------------------------------------------------

(1) Cumulative total return for the period April 30, 2017 through February 29, 2020. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

(See Notes to Fund Performance Overview on page 6.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            20.34%
Health Care                                       14.51
Financials                                        12.73
Consumer Discretionary                            10.00
Industrials                                        9.75
Communication Services                             8.98
Consumer Staples                                   8.23
Energy                                             4.50
Utilities                                          4.41
Real Estate                                        3.40
Materials                                          3.15
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
L Brands, Inc.                                     0.90%
NVIDIA Corp.                                       0.84
Albemarle Corp.                                    0.84
Netflix, Inc.                                      0.83
Gilead Sciences, Inc.                              0.80
Biogen, Inc.                                       0.79
NextEra Energy, Inc.                               0.78
Jack Henry & Associates, Inc.                      0.78
DaVita, Inc.                                       0.78
Adobe, Inc.                                        0.77
                                                --------
     Total                                         8.11%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             APRIL 10, 2017 - FEBRUARY 29, 2020

             EquityCompass              S&P 500(R)
            Risk Manager ETF              Index
4/10/17         $10,000                  $10,000
8/31/17          10,244                   10,571
2/28/18          11,107                   11,716
8/31/18          11,804                   12,649
2/28/19          10,382                   12,264
8/31/19          10,190                   13,019
2/29/19          10,171                   13,269

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 29, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 11, 2017 (commencement of trading) through February 29, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17         89               0               0             0
9/1/17 - 8/31/18         225               0               0             0
9/1/18 - 8/31/19         146               4               0             0
9/1/19 - 2/29/20         105               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17         11               0               0             0
9/1/17 - 8/31/18          27               0               0             0
9/1/18 - 8/31/19          98               2               0             0
9/1/19 - 2/29/20          18               0               0             1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

The EquityCompass Tactical Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's Sub-Advisor, the Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short Maturity ETF (FTSM). During such periods, the Fund may also invest a significant portion of its assets in securities designed to provide short exposure to broad U.S. market indices including by investing in inverse ETFs. Certain of the ETFs in which the Fund invests may be advised by First Trust. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "TERM."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL            CUMULATIVE
                                                                                            TOTAL RETURNS           TOTAL RETURNS
                                                     6 Months Ended     1 Year Ended     Inception (4/10/17)     Inception (4/10/17)
                                                        2/29/20           2/29/20            to 2/29/20              to 2/29/20
FUND PERFORMANCE
NAV                                                      -0.24%            -2.93%              -4.20%                  -11.65%
Market Price                                              0.18%            -2.31%              -4.10%                  -11.39%

INDEX PERFORMANCE
S&P 500(R) Index                                          1.92%             8.19%              10.28%                   32.69%
Hedge Fund Research HFRI Equity Hedge Index(1)            1.68%             2.09%               3.66%                   10.75%
------------------------------------------------------------------------------------------------------------------------------------

(1) Cumulative total return for the period April 30, 2017 through February 29, 2020. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

(See Notes to Fund Performance Overview on page 6.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            20.35%
Health Care                                       14.51
Financials                                        12.72
Consumer Discretionary                             9.99
Industrials                                        9.74
Communication Services                             8.98
Consumer Staples                                   8.23
Energy                                             4.50
Utilities                                          4.41
Real Estate                                        3.41
Materials                                          3.16
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
L Brands, Inc.                                     0.90%
NVIDIA Corp.                                       0.84
Albemarle Corp.                                    0.84
Netflix, Inc.                                      0.83
Gilead Sciences, Inc.                              0.81
Biogen, Inc.                                       0.79
NextEra Energy, Inc.                               0.79
Adobe, Inc.                                        0.78
Jack Henry & Associates, Inc.                      0.78
DaVita, Inc.                                       0.78
                                                --------
     Total                                         8.14%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM) (CONTINUED)

          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              APRIL 10, 2017 - FEBRUARY 29, 2020

            EquityCompass Tactical           S&P 500(R)
               Risk Manager ETF                Index
4/10/17            $10,000                    $10,000
8/31/17             10,244                     10,571
2/28/18             11,107                     11,716
8/31/18             11,805                     12,649
2/28/19              9,102                     12,264
8/31/19              8,856                     13,019
2/29/20              8,835                     13,269

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 29, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 11, 2017 (commencement of trading) through February 29, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17         83               0               0             0
9/1/17 - 8/31/18         229               0               0             0
9/1/18 - 8/31/19         116               3               0             0
9/1/19 - 2/29/20          16               1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17         17               0               0             0
9/1/17 - 8/31/18          23               0               0             0
9/1/18 - 8/31/19         129               2               0             0
9/1/19 - 2/29/20         107               0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 29, 2020 (UNAUDITED)


                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to EquityCompass Risk Manager ETF ("ERM") and EquityCompass Tactical Risk Manager ETF ("TERM") (each a "Fund" and, collectively, the "Funds"). First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolio and certain other services necessary for the management of the portfolios.

                                  SUB-ADVISOR

EquityCompass Investment Management, LLC ("EquityCompass Investment Management" or the "Sub-Advisor") serves as the investment sub-advisor to the Funds.

                              PORTFOLIO MANAGEMENT

ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee (the "Investment Committee"), which manages the Funds' investments, consists of:

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST TRUST

JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST

DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST

ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST

TODD LARSON, CFA, VICE PRESIDENT OF FIRST TRUST

CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST

JOHN GAMBLA, SENIOR PORTFOLIO MANAGER, ALTERNATIVES INVESTMENT TEAM OF FIRST
   TRUST

ROB A. GUTTSCHOW, CFA, SENIOR PORTFOLIO MANAGER, ALTERNATIVES INVESTMENT TEAM OF
   FIRST TRUST

                         SUB-ADVISOR PORTFOLIO MANAGERS

The Sub-Advisor portfolio managers, as set forth below, provide non-discretionary investment advice to the Investment Committee:

TIMOTHY M. MCCANN, SENIOR PORTFOLIO MANAGER, EQUITYCOMPASS INVESTMENT
   MANAGEMENT, LLC

BERNARD J. KAVANAGH, III, PORTFOLIO MANAGER, EQUITYCOMPASS INVESTMENT
   MANAGEMENT, LLC

The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Funds, while the Sub-Advisor portfolio managers provide non-discretionary investment advice to the Investment Committee. Each portfolio manager has served as part of the portfolio management team of the Funds since inception.

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 29, 2020 (UNAUDITED)

As a shareholder of EquityCompass Risk Manager ETF or EquityCompass Tactical Risk Manager ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE      DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX MONTH       SIX MONTH
                                                 SEPTEMBER 1, 2019   FEBRUARY 29, 2020    PERIOD (a)     PERIOD (a) (b)
-----------------------------------------------------------------------------------------------------------------------
EQUITYCOMPASS RISK MANAGER ETF (ERM)
Actual                                               $1,000.00           $  998.10           0.65%           $3.23
Hypothetical (5% return before expenses)             $1,000.00           $1,021.63           0.65%           $3.27

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
Actual                                               $1,000.00           $  997.60           0.65%           $3.23
Hypothetical (5% return before expenses)             $1,000.00           $1,021.63           0.65%           $3.27


(a) Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of any underlying funds in which each Fund may invest.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September 1, 2019 through February 29, 2020), multiplied by 182/366 (to reflect the six-month period).

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.4%
               AEROSPACE & DEFENSE -- 3.2%
          365  Boeing (The) Co.                         $     100,415
          683  General Dynamics Corp.                         109,068
          297  Lockheed Martin Corp.                          109,852
          543  Raytheon Co.                                   102,388
          806  United Technologies Corp.                      105,256
                                                        -------------
                                                              526,979
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 1.3%
          798  FedEx Corp.                                    112,654
        1,065  United Parcel Service, Inc.,
                  Class B                                      96,372
                                                        -------------
                                                              209,026
                                                        -------------
               AUTOMOBILES -- 1.8%
       13,428  Ford Motor Co.                                  93,459
        3,510  General Motors Co.                             107,055
        3,420  Harley-Davidson, Inc.                          104,207
                                                        -------------
                                                              304,721
                                                        -------------
               BANKS -- 4.3%
        3,555  Bank of America Corp.                          101,317
        1,560  Citigroup, Inc.                                 98,997
          905  JPMorgan Chase & Co.                           105,079
        7,539  People's United Financial, Inc.                105,471
        2,147  U.S. Bancorp                                    99,707
        2,342  Wells Fargo & Co.                               95,671
        2,425  Zions Bancorp N.A.                              96,879
                                                        -------------
                                                              703,121
                                                        -------------
               BEVERAGES -- 1.5%
        2,267  Coca-Cola (The) Co.                            121,262
          914  PepsiCo, Inc.                                  120,675
                                                        -------------
                                                              241,937
                                                        -------------
               BIOTECHNOLOGY -- 2.9%
        1,388  AbbVie, Inc.                                   118,965
          516  Amgen, Inc.                                    103,061
          422  Biogen, Inc. (a)                               130,140
        1,899  Gilead Sciences, Inc.                          131,715
                                                        -------------
                                                              483,881
                                                        -------------
               CAPITAL MARKETS -- 3.2%
        2,406  Bank of New York Mellon (The)
                  Corp.                                        95,999
          243  BlackRock, Inc.                                112,511
          521  Goldman Sachs Group (The), Inc.                104,601
        6,937  Invesco Ltd.                                    99,893
        2,417  Morgan Stanley                                 108,838
                                                        -------------
                                                              521,842
                                                        -------------
               CHEMICALS -- 2.5%
        1,676  Albemarle Corp.                                137,181
        2,338  Dow, Inc.                                       94,478
        2,011  DuPont de Nemours, Inc.                         86,272
        5,891  Mosaic (The) Co.                               100,324
                                                        -------------
                                                              418,255
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.9%
        2,610  Cisco Systems, Inc.                      $     104,217
          899  F5 Networks, Inc. (a)                          107,835
        5,094  Juniper Networks, Inc.                         108,095
                                                        -------------
                                                              320,147
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 0.7%
        3,049  Quanta Services, Inc.                          116,258
                                                        -------------
               CONSUMER FINANCE -- 1.3%
          993  American Express Co.                           109,161
        1,228  Capital One Financial Corp.                    108,383
                                                        -------------
                                                              217,544
                                                        -------------
               CONTAINERS & PACKAGING -- 0.6%
        3,258  Sealed Air Corp.                                98,750
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
          544  Berkshire Hathaway, Inc.,
                  Class B (a)                                 112,249
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.1%
        3,136  AT&T, Inc.                                     110,450
        9,698  CenturyLink, Inc.                              117,055
        2,054  Verizon Communications, Inc.                   111,245
                                                        -------------
                                                              338,750
                                                        -------------
               ELECTRIC UTILITIES -- 4.4%
        1,368  Duke Energy Corp.                              125,445
        2,704  Exelon Corp.                                   116,569
          508  NextEra Energy, Inc.                           128,402
        3,302  NRG Energy, Inc.                               109,659
        1,389  Pinnacle West Capital Corp.                    124,302
        1,963  Southern (The) Co.                             118,487
                                                        -------------
                                                              722,864
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.6%
        1,597  Emerson Electric Co.                           102,384
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.9%
        2,329  FLIR Systems, Inc.                              98,913
          855  IPG Photonics Corp. (a)                        109,132
          477  Zebra Technologies Corp.,
                  Class A (a)                                 100,633
                                                        -------------
                                                              308,678
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.5%
        3,079  Schlumberger Ltd.                               83,410
                                                        -------------
               ENTERTAINMENT -- 2.1%
        1,723  Live Nation Entertainment,
                  Inc. (a)                                    104,707
          369  Netflix, Inc. (a)                              136,172
          840  Walt Disney (The) Co.                           98,826
                                                        -------------
                                                              339,705
                                                        -------------


                        See Notes to Financial Statements                 Page 9

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.4%
        2,404  Apartment Investment &
                  Management Co., Class A               $     115,007
        3,984  Iron Mountain, Inc.                            121,154
        6,230  Kimco Realty Corp.                             108,091
          855  Simon Property Group, Inc.                     105,233
        1,375  SL Green Realty Corp.                          107,855
                                                        -------------
                                                              557,340
                                                        -------------
               FOOD & STAPLES RETAILING -- 2.0%
          424  Costco Wholesale Corp.                         119,204
        2,083  Walgreens Boots Alliance, Inc.                  95,318
        1,059  Walmart, Inc.                                  114,033
                                                        -------------
                                                              328,555
                                                        -------------
               FOOD PRODUCTS -- 1.3%
        4,021  Kraft Heinz (The) Co.                           99,600
        2,291  Mondelez International, Inc.,
                  Class A                                     120,965
                                                        -------------
                                                              220,565
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.6%
        1,433  Abbott Laboratories                            110,384
          682  ABIOMED, Inc. (a)                              102,477
          787  Danaher Corp.                                  113,785
        1,073  Medtronic PLC                                  108,019
                                                        -------------
                                                              434,665
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.7%
        1,675  CVS Health Corp.                                99,126
        1,639  DaVita, Inc. (a)                               127,219
        1,821  Henry Schein, Inc. (a)                         110,972
          425  UnitedHealth Group, Inc.                       108,358
                                                        -------------
                                                              445,675
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.4%
          610  McDonald's Corp.                               118,444
        1,406  Starbucks Corp.                                110,272
                                                        -------------
                                                              228,716
                                                        -------------
               HOUSEHOLD PRODUCTS -- 1.4%
        1,820  Colgate-Palmolive Co.                          122,977
        1,004  Procter & Gamble (The) Co.                     113,683
                                                        -------------
                                                              236,660
                                                        -------------
               INDUSTRIAL CONGLOMERATES -- 2.0%
          694  3M Co.                                         103,572
       10,286  General Electric Co.                           111,912
          699  Honeywell International, Inc.                  113,357
                                                        -------------
                                                              328,841
                                                        -------------
               INSURANCE -- 3.2%
        1,096  Allstate (The) Corp.                           115,354
        2,417  American International Group,
                  Inc.                                        101,901
          929  Assurant, Inc.                                 112,028


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               INSURANCE (CONTINUED)
        2,403  MetLife, Inc.                            $     102,656
        4,294  Unum Group                                     100,093
                                                        -------------
                                                              532,032
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.4%
           88  Alphabet, Inc., Class A (a)                    117,854
          575  Facebook, Inc., Class A (a)                    110,670
                                                        -------------
                                                              228,524
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 1.3%
           64  Amazon.com, Inc. (a)                           120,560
           60  Booking Holdings, Inc. (a)                     101,740
                                                        -------------
                                                              222,300
                                                        -------------
               IT SERVICES -- 8.8%
          603  Accenture PLC, Class A                         108,896
        1,357  Akamai Technologies, Inc. (a)                  117,394
        1,122  Alliance Data Systems Corp.                     96,357
          984  Broadridge Financial Solutions,
                  Inc.                                        102,690
        3,435  DXC Technology Co.                              82,818
          780  Gartner, Inc. (a)                              100,924
          918  International Business Machines
                  Corp.                                       119,478
          839  Jack Henry & Associates, Inc.                  127,310
        1,224  Leidos Holdings, Inc.                          125,643
          407  Mastercard, Inc., Class A                      118,132
        1,118  PayPal Holdings, Inc. (a)                      120,733
          648  Visa, Inc., Class A                            117,780
        4,699  Western Union (The) Co.                        105,211
                                                        -------------
                                                            1,443,366
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.7%
          375  Thermo Fisher Scientific, Inc.                 109,050
                                                        -------------
               MACHINERY -- 1.2%
          842  Caterpillar, Inc.                              104,610
        2,475  Flowserve Corp.                                 99,470
                                                        -------------
                                                              204,080
                                                        -------------
               MEDIA -- 3.4%
          247  Charter Communications, Inc.,
                  Class A (a)                                 121,813
        2,740  Comcast Corp., Class A                         110,778
        3,448  DISH Network Corp., Class A (a)                115,577
        5,367  Interpublic Group of Cos. (The),
                  Inc.                                        114,639
        8,468  News Corp., Class A                            102,251
                                                        -------------
                                                              565,058
                                                        -------------
               MULTILINE RETAIL -- 1.2%
        7,013  Macy's, Inc.                                    92,782
          995  Target Corp.                                   102,485
                                                        -------------
                                                              195,267
                                                        -------------


Page 10                 See Notes to Financial Statements

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.0%
        7,122  Cabot Oil & Gas Corp.                    $      99,209
        1,040  Chevron Corp.                                   97,074
        2,257  Cimarex Energy Co.                              74,594
        1,867  ConocoPhillips                                  90,400
        1,763  Exxon Mobil Corp.                               90,689
        5,817  Kinder Morgan, Inc.                            111,512
        2,760  Occidental Petroleum Corp.                      90,362
                                                        -------------
                                                              653,840
                                                        -------------
               PERSONAL PRODUCTS -- 0.6%
       11,374  Coty, Inc., Class A                            104,982
                                                        -------------
               PHARMACEUTICALS -- 5.5%
          645  Allergan PLC                                   122,982
        1,922  Bristol-Myers Squibb Co.                       113,513
          928  Eli Lilly & Co.                                117,049
          853  Johnson & Johnson                              114,712
        1,372  Merck & Co., Inc.                              105,040
        5,810  Mylan N.V. (a)                                  99,874
        2,474  Perrigo Co., PLC                               125,407
        3,172  Pfizer, Inc.                                   106,008
                                                        -------------
                                                              904,585
                                                        -------------
               ROAD & RAIL -- 0.7%
          691  Union Pacific Corp.                            110,429
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.5%
        2,085  Intel Corp.                                    115,759
          512  NVIDIA Corp.                                   138,276
        1,104  Qorvo, Inc. (a)                                111,040
        1,382  QUALCOMM, Inc.                                 108,211
          947  Texas Instruments, Inc.                        108,091
                                                        -------------
                                                              581,377
                                                        -------------
               SOFTWARE -- 2.2%
          368  Adobe, Inc. (a)                                127,004
          777  Microsoft Corp.                                125,882
        2,266  Oracle Corp.                                   112,076
                                                        -------------
                                                              364,962
                                                        -------------
               SPECIALTY RETAIL -- 2.3%
          567  Home Depot (The), Inc.                         123,515
        6,833  L Brands, Inc.                                 148,003
        1,031  Lowe's Cos., Inc.                              109,874
                                                        -------------
                                                              381,392
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.9%
          411  Apple, Inc.                                    112,351
        1,987  NetApp, Inc.                                    92,833
        3,412  Xerox Holdings Corp.                           109,866
                                                        -------------
                                                              315,050
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.9%
        3,298  Capri Holdings Ltd. (a)                         85,154
        8,528  Hanesbrands, Inc.                              112,911


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS
                  (CONTINUED)
        1,208  NIKE, Inc., Class B                      $     107,971
                                                        -------------
                                                              306,036
                                                        -------------
               TOBACCO -- 1.3%
        2,478  Altria Group, Inc.                             100,037
        1,421  Philip Morris International, Inc.              116,337
                                                        -------------
                                                              216,374
                                                        -------------
               TOTAL COMMON STOCKS -- 99.4%                16,390,222
               (Cost $17,467,161)                       -------------

               MONEY MARKET FUNDS -- 0.4%
       66,884  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.44% (b)                            66,884
               (Cost $66,884)                           -------------

               TOTAL INVESTMENTS -- 99.8%                  16,457,106
               (Cost $17,534,045) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                          37,432
                                                        -------------
               NET ASSETS -- 100.0%                     $  16,494,538
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 29, 2020.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $773,246 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,850,185. The net unrealized depreciation was $1,076,939.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                     LEVEL 2       LEVEL 3
                       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                       QUOTED       OBSERVABLE   UNOBSERVABLE
                       PRICES         INPUTS        INPUTS
                     ----------------------------------------
Common Stocks*       $16,390,222   $        --   $         --
Money Market
   Funds                  66,884            --             --
                     ----------------------------------------
Total Investments    $16,457,106   $        --   $         --
                     ========================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 11

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.4%
               AEROSPACE & DEFENSE -- 3.2%
          545  Boeing (The) Co.                         $     149,935
        1,019  General Dynamics Corp.                         162,724
          443  Lockheed Martin Corp.                          163,852
          810  Raytheon Co.                                   152,734
        1,203  United Technologies Corp.                      157,100
                                                        -------------
                                                              786,345
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 1.3%
        1,190  FedEx Corp.                                    167,992
        1,588  United Parcel Service, Inc.,
                  Class B                                     143,698
                                                        -------------
                                                              311,690
                                                        -------------
               AUTOMOBILES -- 1.8%
       20,018  Ford Motor Co.                                 139,325
        5,234  General Motors Co.                             159,637
        5,106  Harley-Davidson, Inc.                          155,580
                                                        -------------
                                                              454,542
                                                        -------------
               BANKS -- 4.3%
        5,301  Bank of America Corp.                          151,079
        2,328  Citigroup, Inc.                                147,735
        1,349  JPMorgan Chase & Co.                           156,632
       11,254  People's United Financial, Inc.                157,444
        3,205  U.S. Bancorp                                   148,840
        3,494  Wells Fargo & Co.                              142,730
        3,617  Zions Bancorp N.A.                             144,499
                                                        -------------
                                                            1,048,959
                                                        -------------
               BEVERAGES -- 1.5%
        3,384  Coca-Cola (The) Co.                            181,010
        1,366  PepsiCo, Inc.                                  180,353
                                                        -------------
                                                              361,363
                                                        -------------
               BIOTECHNOLOGY -- 2.9%
        2,073  AbbVie, Inc.                                   177,677
          770  Amgen, Inc.                                    153,792
          630  Biogen, Inc. (a)                               194,286
        2,839  Gilead Sciences, Inc.                          196,913
                                                        -------------
                                                              722,668
                                                        -------------
               CAPITAL MARKETS -- 3.2%
        3,586  Bank of New York Mellon (The)
                  Corp.                                       143,081
          362  BlackRock, Inc.                                167,610
          776  Goldman Sachs Group (The), Inc.                155,798
       10,336  Invesco Ltd.                                   148,838
        3,602  Morgan Stanley                                 162,198
                                                        -------------
                                                              777,525
                                                        -------------
               CHEMICALS -- 2.5%
        2,506  Albemarle Corp.                                205,116
        3,486  Dow, Inc.                                      140,869
        2,998  DuPont de Nemours, Inc.                        128,614
        8,788  Mosaic (The) Co.                               149,660
                                                        -------------
                                                              624,259
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.9%
        3,893  Cisco Systems, Inc.                      $     155,447
        1,342  F5 Networks, Inc. (a)                          160,973
        7,595  Juniper Networks, Inc.                         161,166
                                                        -------------
                                                              477,586
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 0.7%
        4,533  Quanta Services, Inc.                          172,843
                                                        -------------
               CONSUMER FINANCE -- 1.3%
        1,481  American Express Co.                           162,806
        1,830  Capital One Financial Corp.                    161,516
                                                        -------------
                                                              324,322
                                                        -------------
               CONTAINERS & PACKAGING -- 0.6%
        4,858  Sealed Air Corp.                               147,246
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
          812  Berkshire Hathaway, Inc.,
                  Class B (a)                                 167,548
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.1%
        4,683  AT&T, Inc.                                     164,935
       14,433  CenturyLink, Inc.                              174,206
        3,066  Verizon Communications, Inc.                   166,055
                                                        -------------
                                                              505,196
                                                        -------------
               ELECTRIC UTILITIES -- 4.4%
        2,041  Duke Energy Corp.                              187,160
        4,033  Exelon Corp.                                   173,863
          760  NextEra Energy, Inc.                           192,097
        4,937  NRG Energy, Inc.                               163,958
        2,073  Pinnacle West Capital Corp.                    185,513
        2,928  Southern (The) Co.                             176,734
                                                        -------------
                                                            1,079,325
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.6%
        2,382  Emerson Electric Co.                           152,710
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.9%
        3,473  FLIR Systems, Inc.                             147,498
        1,275  IPG Photonics Corp. (a)                        162,741
          711  Zebra Technologies Corp.,
                  Class A (a)                                 150,000
                                                        -------------
                                                              460,239
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.5%
        4,588  Schlumberger Ltd.                              124,289
                                                        -------------
               ENTERTAINMENT -- 2.1%
        2,570  Live Nation Entertainment,
                  Inc. (a)                                    156,179
          552  Netflix, Inc. (a)                              203,704
        1,255  Walt Disney (The) Co.                          147,651
                                                        -------------
                                                              507,534
                                                        -------------


Page 12                 See Notes to Financial Statements

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.4%
        3,596  Apartment Investment &
                  Management Co., Class A               $     172,033
        5,951  Iron Mountain, Inc.                            180,970
        9,299  Kimco Realty Corp.                             161,338
        1,277  Simon Property Group, Inc.                     157,173
        2,053  SL Green Realty Corp.                          161,037
                                                        -------------
                                                              832,551
                                                        -------------
               FOOD & STAPLES RETAILING -- 2.0%
          632  Costco Wholesale Corp.                         177,681
        3,108  Walgreens Boots Alliance, Inc.                 142,222
        1,580  Walmart, Inc.                                  170,134
                                                        -------------
                                                              490,037
                                                        -------------
               FOOD PRODUCTS -- 1.3%
        6,003  Kraft Heinz (The) Co.                          148,694
        3,417  Mondelez International, Inc.,
                  Class A                                     180,418
                                                        -------------
                                                              329,112
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.6%
        2,138  Abbott Laboratories                            164,690
        1,016  ABIOMED, Inc. (a)                              152,664
        1,175  Danaher Corp.                                  169,881
        1,601  Medtronic PLC                                  161,173
                                                        -------------
                                                              648,408
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.7%
        2,500  CVS Health Corp.                               147,950
        2,445  DaVita, Inc. (a)                               189,781
        2,714  Henry Schein, Inc. (a)                         165,391
          634  UnitedHealth Group, Inc.                       161,645
                                                        -------------
                                                              664,767
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.4%
          910  McDonald's Corp.                               176,695
        2,099  Starbucks Corp.                                164,624
                                                        -------------
                                                              341,319
                                                        -------------
               HOUSEHOLD PRODUCTS -- 1.4%
        2,716  Colgate-Palmolive Co.                          183,520
        1,498  Procter & Gamble (The) Co.                     169,619
                                                        -------------
                                                              353,139
                                                        -------------
               INDUSTRIAL CONGLOMERATES -- 2.0%
        1,035  3M Co.                                         154,463
       15,318  General Electric Co.                           166,660
        1,041  Honeywell International, Inc.                  168,819
                                                        -------------
                                                              489,942
                                                        -------------
               INSURANCE -- 3.2%
        1,634  Allstate (The) Corp.                           171,978
        3,598  American International Group,
                  Inc.                                        151,692
        1,384  Assurant, Inc.                                 166,897


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               INSURANCE (CONTINUED)
        3,582  MetLife, Inc.                            $     153,023
        6,393  Unum Group                                     149,021
                                                        -------------
                                                              792,611
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.4%
          131  Alphabet, Inc., Class A (a)                    175,442
          859  Facebook, Inc., Class A (a)                    165,332
                                                        -------------
                                                              340,774
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 1.3%
           96  Amazon.com, Inc. (a) 180,840
           89  Booking Holdings, Inc. (a)                     150,914
                                                        -------------
                                                              331,754
                                                        -------------
               IT SERVICES -- 8.8%
          899  Accenture PLC, Class A                         162,350
        2,027  Akamai Technologies, Inc. (a)                  175,356
        1,674  Alliance Data Systems Corp.                    143,763
        1,471  Broadridge Financial Solutions,
                  Inc.                                        153,514
        5,124  DXC Technology Co.                             123,540
        1,164  Gartner, Inc. (a)                              150,610
        1,370  International Business Machines
                  Corp.                                       178,306
        1,252  Jack Henry & Associates, Inc.                  189,978
        1,827  Leidos Holdings, Inc.                          187,542
          608  Mastercard, Inc., Class A                      176,472
        1,670  PayPal Holdings, Inc. (a)                      180,343
          970  Visa, Inc., Class A                            176,307
        7,018  Western Union (The) Co.                        157,133
                                                        -------------
                                                            2,155,214
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.7%
          560  Thermo Fisher Scientific, Inc.                 162,848
                                                        -------------
               MACHINERY -- 1.2%
        1,256  Caterpillar, Inc.                              156,045
        3,689  Flowserve Corp.                                148,261
                                                        -------------
                                                              304,306
                                                        -------------
               MEDIA -- 3.4%
          367  Charter Communications, Inc.,
                  Class A (a)                                 180,993
        4,091  Comcast Corp., Class A                         165,399
        5,143  DISH Network Corp., Class A (a)                172,393
        8,004  Interpublic Group of Cos. (The),
                  Inc.                                        170,966
       12,640  News Corp., Class A                            152,628
                                                        -------------
                                                              842,379
                                                        -------------
               MULTILINE RETAIL -- 1.2%
       10,456  Macy's, Inc.                                   138,333
        1,485  Target Corp.                                   152,955
                                                        -------------
                                                              291,288
                                                        -------------


                        See Notes to Financial Statements                Page 13

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.0%
       10,607  Cabot Oil & Gas Corp.                    $     147,756
        1,551  Chevron Corp.                                  144,770
        3,369  Cimarex Energy Co.                             111,345
        2,784  ConocoPhillips                                 134,801
        2,631  Exxon Mobil Corp.                              135,339
        8,680  Kinder Morgan, Inc.                            166,396
        4,109  Occidental Petroleum Corp.                     134,529
                                                        -------------
                                                              974,936
                                                        -------------
               PERSONAL PRODUCTS -- 0.6%
       16,943  Coty, Inc., Class A                            156,384
                                                        -------------
               PHARMACEUTICALS -- 5.5%
          963  Allergan PLC                                   183,615
        2,869  Bristol-Myers Squibb Co.                       169,443
        1,386  Eli Lilly & Co.                                174,816
        1,273  Johnson & Johnson                              171,193
        2,050  Merck & Co., Inc.                              156,948
        8,667  Mylan N.V. (a)                                 148,986
        3,692  Perrigo Co., PLC                               187,148
        4,736  Pfizer, Inc.                                   158,277
                                                        -------------
                                                            1,350,426
                                                        -------------
               ROAD & RAIL -- 0.7%
        1,030  Union Pacific Corp.                            164,604
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.5%
        3,112  Intel Corp.                                    172,778
          765  NVIDIA Corp.                                   206,604
        1,647  Qorvo, Inc. (a)                                165,655
        2,060  QUALCOMM, Inc.                                 161,298
        1,413  Texas Instruments, Inc.                        161,280
                                                        -------------
                                                              867,615
                                                        -------------
               SOFTWARE -- 2.2%
          551  Adobe, Inc. (a)                                190,161
        1,161  Microsoft Corp.                                188,094
        3,386  Oracle Corp.                                   167,471
                                                        -------------
                                                              545,726
                                                        -------------
               SPECIALTY RETAIL -- 2.3%
          845  Home Depot (The), Inc.                         184,075
       10,181  L Brands, Inc.                                 220,520
        1,538  Lowe's Cos., Inc.                              163,905
                                                        -------------
                                                              568,500
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.9%
          613  Apple, Inc.                                    167,570
        2,964  NetApp, Inc.                                   138,478
        5,093  Xerox Holdings Corp.                           163,994
                                                        -------------
                                                              470,042
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.9%
        4,910  Capri Holdings Ltd. (a)                  $     126,776
       12,723  Hanesbrands, Inc.                              168,453
        1,803  NIKE, Inc., Class B                            161,152
                                                        -------------
                                                              456,381
                                                        -------------
               TOBACCO -- 1.3%
        3,697  Altria Group, Inc.                             149,248
        2,121  Philip Morris International, Inc.              173,646
                                                        -------------
                                                              322,894
                                                        -------------
               TOTAL COMMON STOCKS -- 99.4%                24,454,146
               (Cost $26,142,521)                       -------------

               MONEY MARKET FUNDS -- 0.4%
       91,183  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.44% (b)                            91,183
               (Cost $91,183)                           -------------

               TOTAL INVESTMENTS -- 99.8%                  24,545,329
               (Cost $26,233,704) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                          53,801
                                                        -------------
               NET ASSETS -- 100.0%                     $  24,599,130
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 29, 2020.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,054,549 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,742,924. The net unrealized depreciation was $1,688,375.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                     LEVEL 2       LEVEL 3
                       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                       QUOTED      OBSERVABLE    UNOBSERVABLE
                       PRICES        INPUTS         INPUTS
                     ----------------------------------------
Common Stocks*       $24,454,146   $        --   $         --
Money Market
   Funds                  91,183            --             --
                     ----------------------------------------
Total Investments    $24,545,329   $        --   $         --
                     ========================================

* See Portfolio of Investments for industry breakout.


Page 14                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 29, 2020 (UNAUDITED)

                                                                                                     EQUITYCOMPASS
                                                                              EQUITYCOMPASS             TACTICAL
                                                                             RISK MANAGER ETF       RISK MANAGER ETF
                                                                                  (ERM)                  (TERM)
                                                                             ----------------       ----------------
ASSETS:
Investments, at value..................................................      $     16,457,106       $     24,545,329
Dividends receivable...................................................                47,330                 68,037
                                                                             ----------------       ----------------
   Total Assets........................................................            16,504,436             24,613,366
                                                                             ----------------       ----------------
LIABILITIES:
Investment advisory fees payable.......................................                 9,898                 14,236
                                                                             ----------------       ----------------
   Total Liabilities...................................................                 9,898                 14,236
                                                                             ----------------       ----------------
NET ASSETS.............................................................      $     16,494,538       $     24,599,130
                                                                             ================       ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $     20,887,152       $     39,044,644
Par value..............................................................                 8,500                 14,500
Accumulated distributable earnings (loss)..............................            (4,401,114)           (14,460,014)
                                                                             ----------------       ----------------
NET ASSETS.............................................................      $     16,494,538       $     24,599,130
                                                                             ================       ================
NET ASSET VALUE, per share.............................................      $          19.41       $          16.96
                                                                             ================       ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................               850,002              1,450,002
                                                                             ================       ================
Investments, at cost...................................................      $     17,534,045       $     26,233,704
                                                                             ================       ================


                        See Notes to Financial Statements                Page 15

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)

                                                                                                      EQUITYCOMPASS
                                                                               EQUITYCOMPASS            TACTICAL
                                                                             RISK MANAGER ETF       RISK MANAGER ETF
                                                                                   (ERM)                 (TERM)
                                                                             ----------------       ----------------
INVESTMENT INCOME:
Dividends..............................................................      $        263,158       $        387,282
                                                                             ----------------       ----------------
   Total investment income.............................................               263,158                387,282
                                                                             ----------------       ----------------
EXPENSES:
Investment advisory fees...............................................                65,103                 95,539
                                                                             ----------------       ----------------
   Total expenses......................................................                65,103                 95,539
                                                                             ----------------       ----------------
NET INVESTMENT INCOME (LOSS)...........................................               198,055                291,743
                                                                             ----------------       ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................                16,650                131,624
   In-kind redemptions.................................................               442,657                468,282
                                                                             ----------------       ----------------
Net realized gain (loss)...............................................               459,307                599,906
                                                                             ----------------       ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................              (330,407)              (402,057)
                                                                             ----------------       ----------------
Net change in unrealized appreciation (depreciation)...................              (330,407)              (402,057)
                                                                             ----------------       ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................               128,900                197,849
                                                                             ----------------       ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $        326,955       $        489,592
                                                                             ================       ================


Page 16                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        EQUITYCOMPASS                      EQUITYCOMPASS
                                                                       RISK MANAGER ETF              TACTICAL RISK MANAGER ETF
                                                                            (ERM)                              (TERM)
                                                               --------------------------------   --------------------------------
                                                                 SIX MONTHS                         SIX MONTHS
                                                                    ENDED            YEAR              ENDED            YEAR
                                                                  2/29/2020          ENDED           2/29/2020          ENDED
                                                                 (UNAUDITED)       8/31/2019        (UNAUDITED)       8/31/2019
                                                               ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss)..............................     $       198,055  $       511,567   $       291,743  $       784,765
Net realized gain (loss)..................................             459,307       (1,899,156)          599,906      (10,612,945)
Net change in unrealized appreciation (depreciation)......            (330,407)      (2,924,408)         (402,057)      (6,042,566)
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations........................................             326,955       (4,311,997)          489,592      (15,870,746)
                                                               ---------------  ---------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................            (255,300)        (605,746)         (374,021)        (832,241)
                                                               ---------------  ---------------   ---------------  ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................                  --        9,146,356                --       17,687,113
Cost of shares redeemed...................................          (4,246,498)     (11,547,316)       (5,627,439)     (32,708,789)
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................          (4,246,498)      (2,400,960)       (5,627,439)     (15,021,676)
                                                               ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets...................          (4,174,843)      (7,318,703)       (5,511,868)     (31,724,663)
NET ASSETS:
Beginning of period.......................................          20,669,381       27,988,084        30,110,998       61,835,661
                                                               ---------------  ---------------   ---------------  ---------------
End of period.............................................     $    16,494,538  $    20,669,381   $    24,599,130  $    30,110,998
                                                               ===============  ===============   ===============  ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................           1,050,002        1,200,002         1,750,002        2,650,002
Shares sold...............................................                  --          400,000                --          850,000
Shares redeemed...........................................            (200,000)        (550,000)         (300,000)      (1,750,000)
                                                               ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period.........................             850,002        1,050,002         1,450,002        1,750,002
                                                               ===============  ===============   ===============  ===============


                        See Notes to Financial Statements                Page 17

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

EQUITYCOMPASS RISK MANAGER ETF (ERM)

                                                                  SIX MONTHS
                                                                     ENDED           YEAR ENDED AUGUST 31           PERIOD
                                                                   2/29/2020     -----------------------------       ENDED
                                                                  (UNAUDITED)        2019            2018        8/31/2017 (a)
                                                                 -------------   -------------   -------------   -------------
Net asset value, beginning of period............................  $     19.69     $     23.32     $     20.50     $     20.05
                                                                  -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................         0.22            0.39            0.30            0.10
Net realized and unrealized gain (loss).........................        (0.24)          (3.56)           2.80            0.39
                                                                  -----------     -----------     -----------     -----------
Total from investment operations................................        (0.02)          (3.17)           3.10            0.49
                                                                  -----------     -----------     -----------     -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................        (0.26)          (0.46)          (0.28)          (0.04)
Net realized gain...............................................           --           (0.00) (b)         --              --
                                                                  -----------     -----------     -----------     -----------
Total distributions.............................................        (0.26)          (0.46)          (0.28)          (0.04)
                                                                  -----------     -----------     -----------     -----------
Net asset value, end of period..................................  $     19.41     $     19.69     $     23.32     $     20.50
                                                                  ===========     ===========     ===========     ===========
TOTAL RETURN (c)................................................        (0.19)%        (13.68)%         15.23%           2.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................  $    16,495     $    20,669     $    27,988     $    10,250
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (d)...............         0.65% (e)       0.65%           0.65%           0.65% (e)
Ratio of net expenses to average net assets (d).................         0.65% (e)       0.59%           0.64%           0.65% (e)
Ratio of net investment income (loss) to average net assets.....         1.98% (e)       1.89%           1.52%           1.81% (e)
Portfolio turnover rate (f).....................................           28%            207%            121%              8%

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

                                                                  SIX MONTHS
                                                                     ENDED           YEAR ENDED AUGUST 31           PERIOD
                                                                   2/29/2020     -----------------------------       ENDED
                                                                  (UNAUDITED)        2019            2018        8/31/2017 (a)
                                                                 -------------   -------------   -------------   -------------
Net asset value, beginning of period............................  $     17.21     $     23.33     $     20.50     $     20.05
                                                                  -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................         0.19            0.34            0.29            0.09
Net realized and unrealized gain (loss).........................        (0.21)          (6.13)           2.81            0.40
                                                                  -----------     -----------     -----------     -----------
Total from investment operations................................        (0.02)          (5.79)           3.10            0.49
                                                                  -----------     -----------     -----------     -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................        (0.23)          (0.33)          (0.27)          (0.04)
                                                                  -----------     -----------     -----------     -----------
Net asset value, end of period..................................  $     16.96     $     17.21     $     23.33     $     20.50
                                                                  ===========     ===========     ===========     ===========
TOTAL RETURN (c)................................................        (0.24)%        (24.98)%         15.24%           2.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................  $    24,599     $    30,111     $    61,836     $    22,551
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (d)...............         0.65% (e)       0.65%           0.65%           0.65% (e)
Ratio of net expenses to average net assets (d).................         0.65% (e)       0.59%           0.64%           0.65% (e)
Ratio of net investment income (loss) to average net assets.....         1.98% (e)       1.65%           1.52%           1.85% (e)
Portfolio turnover rate (f).....................................           28%            317%            120%             10%

(a) Inception date is April 10, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(d) The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(e)   Annualized.

(f) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 18                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on the NYSE Arca, Inc. ("NYSE Arca").

        EquityCompass Risk Manager ETF - (NYSE Arca ticker "ERM")
        EquityCompass Tactical Risk Manager ETF - (NYSE Arca ticker "TERM")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund. ERM's and TERM's primary investment objective is to seek to provide long term capital appreciation with capital preservation as a secondary objective. Each Fund seeks to achieve its investment objectives by investing, under normal market conditions, in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's sub-advisor, EquityCompass Investment Management, LLC (the "Sub-Advisor"), each Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or each Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short Maturity ETF (FTSM). Certain of the ETFs in which each Fund invests may be advised by First Trust Advisors L.P. ("First Trust" or the "Advisor"). During an unfavorable market period, TERM may also invest in inverse ETFs which seek to provide investment results that match a negative return of the performance of an underlying index like the S&P 500(R).

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust, in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 29, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly by each Fund. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2019 was as follows:

                                                                                Distributions  Distributions  Distributions
                                                                                  paid from       paid from     paid from
                                                                                  Ordinary         Capital      Return of
                                                                                   Income           Gains        Capital
                                                                                -------------  -------------  -------------
EquityCompass Risk Manager ETF                                                  $     599,411  $       6,335  $          --
EquityCompass Tactical Risk Manager ETF                                               832,241             --             --

As of August 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                Accumulated        Net
                                                                                Undistributed   Capital and    Unrealized
                                                                                  Ordinary         Other      Appreciation
                                                                                   Income       Gain (Loss)   (Depreciation)
                                                                                -------------  -------------  -------------
EquityCompass Risk Manager ETF                                                  $     106,391  $  (3,821,259) $    (757,901)
EquityCompass Tactical Risk Manager ETF                                               152,805    (13,442,011)    (1,286,379)

D. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2017, 2018 and 2019 remain open to federal and state audit. As of February 29, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2019, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                         Non-Expiring Capital Loss
                                                                Carryforwards
                                                         -------------------------
EquityCompass Risk Manager ETF                                  $    3,821,259
EquityCompass Tactical Risk Manager ETF                             13,442,011

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2019, the Funds had no net late year ordinary or capital losses.

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

The Funds and First Trust have retained the Sub-Advisor to provide recommendations to the Advisor regarding the selection and allocation of the securities in each Fund's investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund's assets and is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, other services and license fees, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Funds have each agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. In addition, each Fund incurs acquired fund fees and expenses. The total of unitary management fee and acquired fund fees and expenses represents each Fund's total annual operating expenses.

Pursuant to a contractual agreement between the Trust, on behalf of the Funds, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Funds so that the Funds would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of the Funds' management agreement with First Trust. First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 29, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
EquityCompass Risk Manager ETF                                  $  5,463,802    $  5,536,873
EquityCompass Tactical Risk Manager ETF                            7,901,611       8,011,090

For the six months ended February 29, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
EquityCompass Risk Manager ETF                                  $         --    $  4,221,613
EquityCompass Tactical Risk Manager ETF                                   --       5,591,252

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2020.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

Beginning in December 2019, the outbreak of the respiratory disease designated as COVID-19 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short-term or may last for an extended period of time and, in either case, could result in a substantial economic downturn or recession. Management is continuing to monitor this event.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

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


                      This page intentionally left blank.

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
EquityCompass Investment Management, LLC
1 South Street, 16th Floor
Baltimore, Maryland 21202

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust Low Duration Strategic Focus ETF (LDSF)


----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 29, 2020
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                               SEMI-ANNUAL REPORT
                               FEBRUARY 29, 2020

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  4
Understanding Your Fund Expenses.............................................  5
Portfolio of Investments.....................................................  6
Statement of Assets and Liabilities..........................................  7
Statement of Operations......................................................  8
Statements of Changes in Net Assets..........................................  9
Financial Highlights......................................................... 10
Notes to Financial Statements................................................ 11
Additional Information....................................................... 16

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust Low Duration Strategic Focus ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 29, 2020

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First Trust Low Duration Strategic Focus ETF (the "Fund"), which contains detailed information about the Fund for the six months ended February 29, 2020.

To say that much has transpired over the past six months would be an understatement. Prior to the onset of the coronavirus (COVID-19) in Wuhan, China this past December, my message to investors would have sounded quite bullish, focusing on such accomplishments as the progress in the trade negotiations between the U.S. and China, where a "Phase One" deal was signed into law on January 15, 2020. The main takeaway from the deal is that China agreed to purchase an additional $200 billion of goods and services from the U.S. over the next several years in exchange for the U.S. cutting some of its tariffs on Chinese goods. The deal marked the first breakthrough since the Trump Administration launched its new tariff initiative in March 2018. On top of that news, the S&P 500(R) Index was setting new all-time highs all the way up through the close of trading on February 19, 2020, the day it peaked.

Unfortunately, the good news has been overshadowed by the escalation and spread of the COVID-19 pandemic. As of April 16, 2020, this disease had spread to 213 countries, areas or territories, had infected 1,991,562 people (confirmed cases) and was responsible for 130,885 confirmed deaths, according to the World Health Organization. These numbers are expected to trend higher in the days and weeks ahead. A growing number of U.S. state governors and foreign leaders have issued shelter in place orders to their citizens to help slow the spread of this new virus. The primary objective in doing so is to slow down the number of cases so that hospitals and health care workers are not overwhelmed by too many patients. The cost is high because it requires shutting down large chunks of the economy, which in turn negatively impacts the financial well-being of workers and companies. In the U.S., Congress passed a financial stimulus package valued at $2.0 trillion to help backstop workers and companies in the near-term. The faster we can end the shutdown, consistent with general health and welfare, the better, according to Brian Wesbury, Chief Economist at First Trust Advisors L.P.

Here is what we think we know. Brian Wesbury believes the U.S. could experience a modest decline in real gross domestic product of 1.5% (annualized) in the first quarter of 2020, followed by a massive decline of 20% (annualized) in the second quarter. The good news is that he sees the economy growing at a 3.0% and 3.5% annual pace in the third and fourth quarters of 2020, respectively. In other words, we are expecting a healthy rebound in the second half of this year. As I noted earlier, the stock market was still at a record high in the third week of February. From February 19 through March 23, however, the S&P 500(R) Index posted a total return of -33.79%, putting it in bear market territory (price decline of 20% or more from the most recent peak). Sorry to say it, but the nearly 11-year bull market is no more. While we do not have a projection for where stocks will be at year-end, we do know this: excluding the current bear market, the S&P 500(R) Index has never failed to recoup all the losses sustained in any sell-off, pullback, correction or bear market. So, while I am understandably not bullish on the first half of 2020, I will be a bull once again after we put the worst of COVID-19 behind us. I continue to urge investors to stay the course. This too shall pass.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)

The First Trust Low Duration Strategic Focus ETF (the "Fund") seeks to generate current income, with a secondary objective of preservation of capital. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds ("ETFs") that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "LDSF."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                AVERAGE ANNUAL      CUMULATIVE
                                                                                                TOTAL RETURNS      TOTAL RETURNS
                                                                                                  Inception          Inception
                                                            6 Months Ended     1 Year Ended        (1/3/19)          (1/3/19)
                                                               2/29/20           2/29/20          to 2/29/20        to 2/29/20
FUND PERFORMANCE
NAV                                                             1.87%             4.29%             5.59%              6.48%
Market Price                                                    1.82%             4.19%             5.59%              6.48%

INDEX PERFORMANCE
Blended Benchmark(1)                                            2.13%             6.28%             6.79%              7.89%
Bloomberg Barclays 1-5 Year Government/Credit Index             2.32%             6.36%             5.81%              6.75%
------------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------
(1) The Benchmark consists of the following two indexes: 80% of the Bloomberg Barclays 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofA US High Yield Constrained Index which tracks the performance of U.S. dollar denominated below investment grade corporate deb publicly issued in the U.S. domestic market but caps issuer exposure at 2%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF) (CONTINUED)

                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JANUARY 3, 2019 - FEBRUARY 29, 2020

                First Trust                          Bloomberg Barclays
               Low Duration           Blended       1-5 Year Government/
            Strategic Focus ETF      Benchmark          Credit Index
1/3/19            $10,000             $10,000             $10,000
2/28/19            10,210              10,151              10,037
8/31/19            10,452              10,564              10,433
2/29/20            10,648              10,789              10,675

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 29, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 4, 2019 (commencement of trading) through February 29, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/4/19 - 8/31/19         155               0               0             0
9/1/19 - 2/29/20         116               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/4/19 - 8/31/19          11               0               0             0
9/1/19 - 2/29/20           8               0               0             0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                               SEMI-ANNUAL REPORT
                         FEBRUARY 29, 2020 (UNAUDITED)


                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") serves as the investment advisor to the First Trust Low Duration Strategic Focus ETF (the "Fund"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administration services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST TRUST

DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST

CHRIS A. PETERSON, SENIOR VICE PRESIDENT OF FIRST TRUST

WILLIAM HOUSEY, SENIOR VICE PRESIDENT OF FIRST TRUST

STEVE COLLINS, VICE PRESIDENT OF FIRST TRUST

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 29, 2020 (UNAUDITED)

As a shareholder of First Trust Low Duration Strategic Focus ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE      DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH       SIX-MONTH
                                                 SEPTEMBER 1, 2019   FEBRUARY 29, 2020    PERIOD (a)     PERIOD (a) (b)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
Actual                                               $1,000.00           $1,018.70           0.20%           $1.00
Hypothetical (5% return before expenses)             $1,000.00           $1,023.87           0.20%           $1.01


(a) Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September 1, 2019 through February 29, 2020), multiplied by 182/366 (to reflect the six-month period).

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               EXCHANGE-TRADED FUNDS -- 99.9%
               CAPITAL MARKETS -- 99.9%
       83,097  First Trust Emerging Markets
                  Local Currency Bond ETF (a)           $   3,065,448
      541,143  First Trust Enhanced Short
                  Maturity ETF (a)                         32,538,928
    1,004,929  First Trust Low Duration
                  Opportunities ETF (a)                    52,668,329
      407,577  First Trust Senior Loan Fund (a)            19,266,165
      133,336  First Trust Tactical High Yield
                  ETF (a)                                   6,384,128
      313,942  First Trust TCW Opportunistic
                  Fixed Income ETF (a)                     16,792,757
                                                        -------------
               TOTAL EXCHANGE-TRADED FUNDS
                  -- 99.9%                                130,715,755
               (Cost $129,987,940)                      -------------

               MONEY MARKET FUNDS -- 0.1%
       91,745  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.44% (b)                            91,745
               (Cost $91,745)                           -------------

               TOTAL INVESTMENTS -- 100.0%                130,807,500
               (Cost $130,079,685) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                          32,279
                                                        -------------
               NET ASSETS -- 100.0%                     $ 130,839,779
                                                        =============

(a)   Investment in an affiliated fund.

(b)   Rate shown reflects yield as of February 29, 2020.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,030,210 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $302,395. The net unrealized appreciation was $727,815.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                     LEVEL 2        LEVEL 3
                       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                       QUOTED       OBSERVABLE    UNOBSERVABLE
                       PRICES         INPUTS         INPUTS
                    ------------------------------------------
Exchange-Traded
   Funds*           $130,715,755   $         --   $         --
Money Market
   Funds                  91,745             --             --
                    ------------------------------------------
Total Investments   $130,807,500   $         --   $         --
                    ==========================================

* See Portfolio of Investments for industry breakout.


Page 6                  See Notes to Financial Statements

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2020 (UNAUDITED)

ASSETS:
Investments, at value - Affiliated.....................................      $    130,715,755
Investments, at value - Unaffiliated...................................                91,745
                                                                             ----------------
Total investments, at value............................................           130,807,500
Receivables:
   Capital shares sold.................................................             2,057,324
   Dividends...........................................................                50,453
                                                                             ----------------
   Total Assets........................................................           132,915,277
                                                                             ----------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................             2,056,127
   Investment advisory fees............................................                19,371
                                                                             ----------------
   Total Liabilities...................................................             2,075,498
                                                                             ----------------
NET ASSETS.............................................................      $    130,839,779
                                                                             ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $    130,055,784
Par value..............................................................                63,500
Accumulated distributable earnings (loss)..............................               720,495
                                                                             ----------------
NET ASSETS.............................................................      $    130,839,779
                                                                             ================
NET ASSET VALUE, per share.............................................      $          20.60
                                                                             ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................             6,350,002
                                                                             ================
Investments, at cost - Affiliated......................................      $    129,987,940
                                                                             ================
Investments, at cost - Unaffiliated....................................      $         91,745
                                                                             ================
Total investments, at cost.............................................      $    130,079,685
                                                                             ================


                        See Notes to Financial Statements                 Page 7

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)

INVESTMENT INCOME:
Dividends - Affiliated.................................................      $      1,171,254
Dividends - Unaffiliated...............................................                54,145
                                                                             ----------------
   Total investment income.............................................             1,225,399
                                                                             ----------------
EXPENSES:
Investment advisory fees...............................................                85,566
                                                                             ----------------
   Total expenses......................................................                85,566
                                                                             ----------------
NET INVESTMENT INCOME (LOSS)...........................................             1,139,833
                                                                             ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investment - Affiliated.............................................               (22,789)
   Investments - Unaffiliated..........................................                 2,528
   In-kind redemptions - Affiliated....................................                15,864
   In-kind redemptions - Unaffiliated..................................                18,134
   Distribution of capital gains from investment companies.............               111,416
                                                                             ----------------
Net realized gain (loss)...............................................               125,153
                                                                             ----------------
Net change in unrealized appreciation (depreciation) on:
   Investment - Affiliated.............................................               518,892
   Investments - Unaffiliated..........................................               (38,246)
                                                                             ----------------
Net change in unrealized appreciation (depreciation)...................               480,646
                                                                             ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................               605,799
                                                                             ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $      1,745,632
                                                                             ================


Page 8                  See Notes to Financial Statements

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS
                                                                                              ENDED              PERIOD
                                                                                            2/29/2020            ENDED
                                                                                           (UNAUDITED)       8/31/2019 (a)
                                                                                         ----------------   ----------------
OPERATIONS:
Net investment income (loss).........................................................    $      1,139,833   $        425,301
Net realized gain (loss).............................................................             125,153            (21,140)
Net change in unrealized appreciation (depreciation).................................             480,646            247,169
                                                                                         ----------------   ----------------
Net increase (decrease) in net assets resulting from operations......................           1,745,632            651,330
                                                                                         ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations................................................................          (1,231,606)          (432,051)
                                                                                         ----------------   ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................          88,302,392         51,029,601
Cost of shares redeemed..............................................................          (8,204,404)        (1,021,115)
                                                                                         ----------------   ----------------
Net increase (decrease) in net assets resulting from shareholder transactions........          80,097,988         50,008,486
                                                                                         ----------------   ----------------
Total increase (decrease) in net assets..............................................          80,612,014         50,227,765
NET ASSETS:
Beginning of period..................................................................          50,227,765                 --
                                                                                         ----------------   ----------------
End of period........................................................................    $    130,839,779   $     50,227,765
                                                                                         ================   ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................           2,450,002                 --
Shares sold..........................................................................           4,300,000          2,500,002
Shares redeemed......................................................................            (400,000)           (50,000)
                                                                                         ----------------   ----------------
Shares outstanding, end of period....................................................           6,350,002          2,450,002
                                                                                         ================   ================


(a) Inception date is January 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 9

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   SIX MONTHS
                                                                      ENDED           PERIOD
                                                                    2/29/2020          ENDED
                                                                   (UNAUDITED)     8/31/2019 (a)
                                                                 ---------------  ---------------
Net asset value, beginning of period...........................    $     20.50      $     20.03
                                                                   -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................           0.27             0.43
Net realized and unrealized gain (loss)........................           0.11             0.47
                                                                   -----------      -----------
Total from investment operations...............................           0.38             0.90
                                                                   -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................          (0.28)           (0.43)
                                                                   -----------      -----------
Net asset value, end of period.................................    $     20.60      $     20.50
                                                                   ===========      ===========
TOTAL RETURN (b)...............................................           1.87%            4.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $   130,840      $    50,228
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)..............           0.20% (d)        0.20% (d)
Ratio of net investment income (loss) to average net assets ...           2.66% (d)        3.16% (d)
Portfolio turnover rate (e)....................................              8%              14%


(a) Inception date is January 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 10                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 29, 2020 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen funds that are offering shares. This report covers the First Trust Low Duration Strategic Focus ETF (the "Fund"), which trades under the ticker "LDSF" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund. The Fund's primary investment objective is to generate current income. The Fund's secondary investment objective is the preservation of capital. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds ("ETFs") that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. A significant portion of the ETFs in which the Fund invests may be advised by First Trust. The Fund may invest in ETFs that invest principally in corporate bonds, floating rate loans and fixed-to-floating rate loans, senior loans, mortgage-backed securities, hybrid income securities (including convertible, contingent convertible and preferred securities), government debt and other fixed income securities. The securities to which the Fund may have exposure may be issued by both U.S. and non-U.S. issuers, including both corporate and governmental issuers located in countries considered to be emerging markets. The Fund may also invest up to 40% of its net assets in ETFs that have exposure to U.S. corporate high yield securities (also known as "junk bonds") and senior loans. The Fund may invest up to 20% of its net assets in bonds issued by non-U.S. government and corporate issuers, including up to 10% of its net assets in ETFs holding debt of issuers located in countries considered to be emerging markets. The Fund may also invest up to 10% of its net assets in ETFs holding preferred securities and up to 10% of its net assets in ETFs holding convertible securities.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 29, 2020 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 29, 2020, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 29, 2020 (UNAUDITED)

Amounts related to these investments at February 29, 2020 and for the fiscal period then ended are as follows:

                                                                                CHANGE IN
                                                                                UNREALIZED    REALIZED
                        SHARES AT     VALUE AT                                 APPRECIATION     GAIN       VALUE AT     DIVIDEND
    SECURITY NAME       2/29/2020    8/31/2019     PURCHASES       SALES      (DEPRECIATION)   (LOSS)     2/29/2020      INCOME
----------------------------------------------------------------------------------------------------------------------------------
First Trust Emerging
   Markets Local
   Currency Bond ETF        83,097  $  1,215,799  $  2,237,229  $   (281,608) $     (109,111) $   3,139  $  3,065,448  $    60,037
First Trust Enhanced
   Short Maturity ETF      541,143    11,259,941    21,267,246            --          11,741         --    32,538,928      222,096
First Trust Low
   Duration
   Opportunities ETF     1,004,929    20,129,332    35,298,966    (3,198,803)        448,830     (9,996)   52,668,329      415,670
First Trust Senior
   Loan Fund               407,577     7,477,145    13,260,449    (1,383,435)        (81,982)    (6,012)   19,266,165      248,969
First Trust Tactical
   High Yield ETF          133,336     2,502,346     4,418,692      (477,401)        (65,453)     5,944     6,384,128      107,507
First Trust TCW
   Opportunistic
   Fixed Income ETF        313,942     2,562,596    13,915,294            --         314,867         --    16,792,757      116,975
                                    ----------------------------------------------------------------------------------------------
                                    $ 45,147,159  $ 90,397,876  $ (5,341,247) $      518,892  $  (6,925) $130,715,755  $ 1,171,254
                                    ==============================================================================================

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended August 31, 2019 was as follows:

Distributions paid from:
Ordinary income.................................  $    432,051
Capital gains...................................            --
Return of capital...............................            --

As of August 31, 2019, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................  $         --
Accumulated capital and other gain (loss).......       (11,785)
Net unrealized appreciation (depreciation)......       218,254

E. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ending 2019 remains open to federal and state audit. As of February 29, 2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 29, 2020 (UNAUDITED)

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2019, the Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $11,785. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund's shareholders.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended August 31, 2019, the Fund had no net late year ordinary or capital losses.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sale transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.20% of its average daily net assets. In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 29, 2020, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $6,749,868 and $6,758,917, respectively.

For the six months ended February 29, 2020, the cost of in-kind purchases and proceeds from in-kind sales were $88,226,372 and $8,196,627, respectively.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 29, 2020 (UNAUDITED)

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2020.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

Beginning in December 2019, the outbreak of the respiratory disease designated as COVID-19 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time and, in either case, could result in a substantial economic downturn or recession. Management is continuing to monitor this event.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 29, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 29, 2020 (UNAUDITED)

ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 29, 2020 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

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


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


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

        FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

        FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)


----------------------------
     Semi-Annual Report
    For the Period Ended
     February 29, 2020
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 29, 2020

Shareholder Letter...........................................................  1
Fund Performance Overview
   FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG).......................  2
   FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)..................  4
   FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV).....................  6
   FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)................  8
   FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)..................... 10
   FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)................ 12
Notes to Fund Performance Overview........................................... 14
Portfolio Management......................................................... 15
Understanding Your Fund Expenses............................................. 16
Portfolio of Investments
   FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)....................... 18
   FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG).................. 20
   FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)..................... 22
   FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)................ 24
   FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)..................... 26
   FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)................ 28
Statements of Assets and Liabilities......................................... 30
Statements of Operations..................................................... 32
Statements of Changes in Net Assets.......................................... 34
Financial Highlights......................................................... 36
Notes to Financial Statements................................................ 39
Additional Information....................................................... 46

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Cboe Vest Financial LLC ("Cboe Vest" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 29, 2020

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the period ended February 29, 2020.

To say that much has transpired over the past six months would be an understatement. Prior to the onset of the coronavirus (COVID-19) in Wuhan, China this past December, my message to investors would have sounded quite bullish, focusing on such accomplishments as the progress in the trade negotiations between the U.S. and China, where a "Phase One" deal was signed into law on January 15, 2020. The main takeaway from the deal is that China agreed to purchase an additional $200 billion of goods and services from the U.S. over the next several years in exchange for the U.S. cutting some of its tariffs on Chinese goods. The deal marked the first breakthrough since the Trump Administration launched its new tariff initiative in March 2018. On top of that news, the S&P 500(R) Index was setting new all-time highs all the way up through the close of trading on February 19, 2020, the day it peaked.

Unfortunately, the good news has been overshadowed by the escalation and spread of the COVID-19 pandemic. As of April 16, 2020, this disease had spread to 213 countries, areas or territories, had infected 1,991,562 people (confirmed cases) and was responsible for 130,885 confirmed deaths, according to the World Health Organization. These numbers are expected to trend higher in the days and weeks ahead. A growing number of U.S. state governors and foreign leaders have issued shelter in place orders to their citizens to help slow the spread of this new virus. The primary objective in doing so is to slow down the number of cases so that hospitals and health care workers are not overwhelmed by too many patients. The cost is high because it requires shutting down large chunks of the economy, which in turn negatively impacts the financial well-being of workers and companies. In the U.S., Congress passed a financial stimulus package valued at $2.0 trillion to help backstop workers and companies in the near-term. The faster we can end the shutdown, consistent with general health and welfare, the better, according to Brian Wesbury, Chief Economist at First Trust Advisors L.P.

Here is what we think we know. Brian Wesbury believes the U.S. could experience a modest decline in real gross domestic product of 1.5% (annualized) in the first quarter of 2020, followed by a massive decline of 20% (annualized) in the second quarter. The good news is that he sees the economy growing at a 3.0% and 3.5% annual pace in the third and fourth quarters of 2020, respectively. In other words, we are expecting a healthy rebound in the second half of this year. As I noted earlier, the stock market was still at a record high in the third week of February. From February 19 through March 23, however, the S&P 500(R) Index posted a total return of -33.79%, putting it in bear market territory (price decline of 20% or more from the most recent peak). Sorry to say it, but the nearly 11-year bull market is no more. While we do not have a projection for where stocks will be at year-end, we do know this: excluding the current bear market, the S&P 500(R) Index has never failed to recoup all the losses sustained in any sell-off, pullback, correction or bear market. So, while I am understandably not bullish on the first half of 2020, I will be a bull once again after we put the worst of COVID-19 behind us. I continue to urge investors to stay the course. This too shall pass.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)

The FT Cboe Vest U.S. Equity Buffer ETF - August (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 8.60% (before fees, expenses and taxes) and 7.93% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from November 7, 2019 to August 21, 2020 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FAUG."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                  (11/6/19)
                                                                                                                 to 2/29/20
FUND PERFORMANCE
NAV                                                                                                                -2.36%
Market Price                                                                                                       -2.43%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                                   -3.98%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 14.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG) (CONTINUED)

           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              NOVEMBER 6, 2019 - FEBRUARY 29, 2020

            FT Cboe Vest U.S. Equity       S&P 500(R)
              Buffer ETF - August            Index
11/6/19             $10,000                 $10,000
2/29/20               9,764                   9,602

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 29, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 7, 2019 (commencement of trading) through February 29, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/7/19 - 2/29/20         14               1               1             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/7/19 - 2/29/20         61               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)

The FT Cboe Vest U.S. Equity Deep Buffer ETF - August (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 6.58% (before fees, expenses and taxes) and 5.91% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from November 7, 2019 to August 21, 2020 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DAUG."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                  (11/6/19)
                                                                                                                 to 2/29/20
FUND PERFORMANCE
NAV                                                                                                                -1.96%
Market Price                                                                                                       -1.16%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                                   -3.98%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 14.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG) (CONTINUED)

           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              NOVEMBER 6, 2019 - FEBRUARY 29, 2020

            FT Cboe Vest U.S. Equity       S&P 500(R)
            Deep Buffer ETF - August         Index
11/6/19             $10,000                 $10,000
2/29/20               9,804                   9,602

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 29, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 7, 2019 (commencement of trading) through February 29, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/7/19 - 2/29/20         21               1               1             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/7/19 - 2/29/20         54               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)

The FT Cboe Vest U.S. Equity Buffer ETF - November (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 12.36% (before fees, expenses and taxes) and 11.50% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from November 18, 2019 to November 20, 2020 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FNOV."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                 (11/15/19)
                                                                                                                 to 2/29/20
FUND PERFORMANCE
NAV                                                                                                                -2.95%
Market Price                                                                                                       -3.24%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                                   -5.33%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 14.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV) (CONTINUED)

           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               NOVEMBER 15, 2019 - FEBRUARY 29, 2020

            FT Cboe Vest U.S. Equity       S&P 500(R)
             Buffer ETF - November           Index
11/15/19            $10,000                 $10,000
2/29/20               9,705                   9,467

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 29, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 18, 2019 (commencement of trading) through February 29, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/18/19 - 2/29/20        41               1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/18/19 - 2/29/20        28               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)

The FT Cboe Vest U.S. Equity Deep Buffer ETF - November (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 8.12% (before fees, expenses and taxes) and 7.26% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from November 18, 2019 to November 20, 2020 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DNOV."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                 (11/15/19)
                                                                                                                 to 2/29/20
FUND PERFORMANCE
NAV                                                                                                                -2.95%
Market Price                                                                                                       -1.73%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                                   -5.33%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 14.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV) (CONTINUED)

           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              NOVEMBER 15, 2019 - FEBRUARY 29, 2020

             FT Cboe Vest U.S. Equity      S&P 500(R)
            Deep Buffer ETF - November       Index
11/15/19             $10,000                $10,000
2/29/20                9,705                  9,467

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 29, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 18, 2019 (commencement of trading) through February 29, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/18/19 - 2/29/20        12               0               1             1

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/18/19 - 2/29/20        56               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)

The FT Cboe Vest U.S. Equity Buffer ETF - February (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 10.75% (before fees, expenses and taxes) and 9.90% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from February 24, 2020 to February 19, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FFEB."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                  (2/21/20)
                                                                                                                 to 2/29/20
FUND PERFORMANCE
NAV                                                                                                                 -7.86%
Market Price                                                                                                        -7.82%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                                   -11.49%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 14.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB) (CONTINUED)

           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              FEBRUARY 21, 2020 - FEBRUARY 29, 2020

            FT Cboe Vest U.S. Equity       S&P 500(R)
             Buffer ETF - February           Index
2/21/20             $10,000                 $10,000
2/29/20               9,214                   8,851

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 29, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 24, 2020 (commencement of trading) through February 29, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/24/20 - 2/29/20          5               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/24/20 - 2/29/20          0               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)

The FT Cboe Vest U.S. Equity Deep Buffer ETF - February (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 7.50% (before fees, expenses and taxes) and 6.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from February 24, 2020 to February 19, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DFEB."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                  (2/21/20)
                                                                                                                 to 2/29/20
FUND PERFORMANCE
NAV                                                                                                                 -5.38%
Market Price                                                                                                        -4.69%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                                   -11.49%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 14.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB) (CONTINUED)

           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              FEBRUARY 21, 2020 - FEBRUARY 29, 2020

             FT Cboe Vest U.S. Equity      S&P 500(R)
            Deep Buffer ETF - February       Index
2/21/20              $10,000                $10,000
2/29/20                9,462                  8,851

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 29, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 24, 2020 (commencement of trading) through February 29, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/24/20 - 2/29/20          4               1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/24/20 - 2/29/20          0               0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 29, 2020 (UNAUDITED)


                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to FT Cboe Vest U.S. Equity Buffer ETF - August ("FAUG"), FT Cboe Vest U.S. Equity Deep Buffer ETF - August ("DAUG"), FT Cboe Vest U.S. Equity Buffer ETF - November ("FNOV"), FT Cboe Vest U.S. Equity Deep Buffer ETF - November ("DNOV"), FT Cboe Vest U.S. Equity Buffer ETF - February ("FFEB"), FT Cboe Vest U.S. Equity Deep Buffer ETF - February ("DFEB"), (each a "Fund" and, collectively, the "Funds"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

Cboe VestSM Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the investment sub-advisor to the Funds. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Cboe Vest, with principal offices at 1765 Greensboro Station Pl., 9th Floor, McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $646 million under management or committed to management as of February 29, 2020.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST

HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 29, 2020 (UNAUDITED)

As a shareholder of FT Cboe Vest U.S. Equity Buffer ETF - August, FT Cboe Vest U.S. Equity Deep Buffer ETF - August, FT Cboe Vest U.S. Equity Buffer ETF - November, FT Cboe Vest U.S. Equity Deep Buffer ETF - November, FT Cboe Vest U.S. Equity Buffer ETF - February or FT Cboe Vest U.S. Equity Deep Buffer ETF - February (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended February 29, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO      DURING THE PERIOD
                                                    BEGINNING              ENDING          BASED ON THE    NOVEMBER 6, 2019 (a)
                                                  ACCOUNT VALUE         ACCOUNT VALUE     NUMBER OF DAYS            TO
                                               NOVEMBER 6, 2019 (a)   FEBRUARY 29, 2020   IN THE PERIOD    FEBRUARY 29, 2020 (b)
--------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)
Actual                                              $1,000.00             $  976.40           0.85%                $2.66
Hypothetical (5% return before expenses)            $1,000.00             $1,020.64           0.85%                $4.27

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)
Actual                                              $1,000.00             $  980.40           0.85%                $2.67
Hypothetical (5% return before expenses)            $1,000.00             $1,020.64           0.85%                $4.27

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO      DURING THE PERIOD
                                                    BEGINNING              ENDING          BASED ON THE    NOVEMBER 15, 2019 (a)
                                                  ACCOUNT VALUE         ACCOUNT VALUE     NUMBER OF DAYS            TO
                                               NOVEMBER 15, 2019 (a)  FEBRUARY 29, 2020   IN THE PERIOD    FEBRUARY 29, 2020 (c)
--------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)
Actual                                              $1,000.00             $  970.50           0.85%                $2.45
Hypothetical (5% return before expenses)            $1,000.00             $1,020.64           0.85%                $4.27

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)
Actual                                              $1,000.00             $  970.50           0.85%                $2.45
Hypothetical (5% return before expenses)            $1,000.00             $1,020.64           0.85%                $4.27


--------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO      DURING THE PERIOD
                                                    BEGINNING              ENDING          BASED ON THE    FEBRUARY 21, 2020 (a)
                                                  ACCOUNT VALUE         ACCOUNT VALUE     NUMBER OF DAYS            TO
                                               FEBRUARY 21, 2020 (a)  FEBRUARY 29, 2020   IN THE PERIOD    FEBRUARY 29, 2020 (d)
--------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)
Actual                                              $1,000.00             $  921.40           0.85%                $0.20
Hypothetical (5% return before expenses)            $1,000.00             $1,020.64           0.85%                $4.27

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)
Actual                                              $1,000.00             $  946.20           0.85%                $0.20
Hypothetical (5% return before expenses)            $1,000.00             $1,020.64           0.85%                $4.27


(a)   Inception date.

(b) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 6, 2019 through February 29, 2020), multiplied by 116/366. Hypothetical expenses are assumed for the most recent six-month period.

(c) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 15, 2019 through February 29, 2020), multiplied by 107/366. Hypothetical expenses are assumed for the most recent six-month period.

(d) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (February 21, 2020 through February 29, 2020), multiplied by 9/366. Hypothetical expenses are assumed for the most recent six-month period.

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)

PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2020 (UNAUDITED)

  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 104.4%

CALL OPTIONS PURCHASED -- 96.8%
           147  SPDR(R) S&P 500(R) ETF Trust (a).......................  $   4,355,022  $      3.07    08/21/20    $   4,265,940
                (Cost $4,432,492)                                                                                  -------------

PUT OPTIONS PURCHASED -- 7.6%
           147  SPDR(R) S&P 500(R) ETF Trust...........................      4,355,022       307.10    08/21/20          336,290
                (Cost $186,447)                                                                                    -------------

                TOTAL PURCHASED OPTIONS..........................................................................      4,602,230
                (Cost $4,618,939)                                                                                  -------------


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 1.0%

        43,749  Dreyfus Government Cash Management Fund, Institutional Shares - 1.50% (b)........................         43,749
                (Cost $43,749)                                                                                     -------------

                TOTAL INVESTMENTS -- 105.4%......................................................................      4,645,979
                (Cost $4,662,688) (c)                                                                              -------------


  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
WRITTEN OPTIONS -- (5.3%)

CALL OPTIONS WRITTEN -- (1.3%)
          (147) SPDR(R) S&P 500(R) ETF Trust (a).......................  $  (4,355,022) $    333.51    08/21/20          (58,553)
                (Premiums received $110,197)                                                                       -------------

PUT OPTIONS WRITTEN -- (4.0%)
          (147) SPDR(R) S&P 500(R) ETF Trust...........................     (4,355,022)      276.39    08/21/20         (174,984)
                (Premiums received $126,465)                                                                       -------------

                TOTAL WRITTEN OPTIONS............................................................................       (233,537)
                (Premiums received $236,662)                                                                       -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................         (3,124)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $   4,409,318
                                                                                                                   =============

-----------------------------
(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At February 29, 2020, securities noted as such are valued at $4,207,387 or 95.5% of net assets.

(b)   Rate shown reflects yield as of February 29, 2020.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $201,487 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $215,071. The net unrealized depreciation was $13,584. The amounts presented are inclusive of derivative contracts.


Page 18                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/29/2020          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Purchased...........................  $   4,265,940     $          --    $   4,265,940     $          --
Put Options Purchased............................        336,290                --          336,290                --
Money Market Funds...............................         43,749            43,749               --                --
                                                   -------------     -------------    -------------     -------------
Total Investments................................  $   4,645,979     $      43,749    $   4,602,230     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/29/2020          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $     (58,553)    $          --    $     (58,553)    $          --
Put Options Written..............................       (174,984)               --         (174,984)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $    (233,537)    $          --    $    (233,537)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 19

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)

PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2020 (UNAUDITED)

  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 101.8%

CALL OPTIONS PURCHASED -- 96.4%
            49  SPDR(R) S&P 500(R) ETF Trust (a).......................   $  1,451,674  $      3.08    08/21/20    $   1,421,931
                (Cost $1,469,919)                                                                                  -------------

PUT OPTIONS PURCHASED -- 5.4%
            49  SPDR(R) S&P 500(R) ETF Trust...........................      1,451,674       291.75    08/21/20           80,149
                (Cost $59,209)                                                                                     -------------

                TOTAL PURCHASED OPTIONS..........................................................................      1,502,080
                (Cost $1,529,128)                                                                                  -------------


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 1.0%

        14,538  Dreyfus Government Cash Management Fund, Institutional Shares - 1.50% (b)........................         14,538
                (Cost $14,538)                                                                                     -------------

                TOTAL INVESTMENTS -- 102.8%.......................................................................     1,516,618
                (Cost $1,543,666) (c)                                                                              -------------


  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
WRITTEN OPTIONS -- (2.7%)

CALL OPTIONS WRITTEN -- (1.9%)
           (49) SPDR(R) S&P 500(R) ETF Trust (a).......................  $  (1,451,674) $    327.30    08/21/20          (28,030)
                (Premiums received $32,274)                                                                        -------------

PUT OPTIONS WRITTEN -- (0.8%)
           (49) SPDR(R) S&P 500(R) ETF Trust...........................     (1,451,674)      214.97    08/21/20          (11,179)
                (Premiums received $8,068)                                                                         -------------

                TOTAL WRITTEN OPTIONS............................................................................        (39,209)
                (Premiums received $40,342)                                                                        -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................         (1,883)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $   1,475,526
                                                                                                                   =============

-----------------------------
(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At February 29, 2020, securities noted as such are valued at $1,393,901 or 94.5% of net assets.

(b)   Rate shown reflects yield as of February 29, 2020.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $25,184 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $51,099. The net unrealized depreciation was $25,915. The amounts presented are inclusive of derivative contracts.


Page 20                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/29/2020          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Purchased...........................  $   1,421,931     $          --    $   1,421,931     $          --
Put Options Purchased............................         80,149                --           80,149                --
Money Market Funds...............................         14,538            14,538               --                --
                                                   -------------     -------------    -------------     -------------
Total Investments................................  $   1,516,618     $      14,538    $   1,502,080     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/29/2020          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $     (28,030)    $          --    $     (28,030)    $          --
Put Options Written..............................        (11,179)               --          (11,179)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $     (39,209)    $          --    $     (39,209)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 21

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)

PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2020 (UNAUDITED)

  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 105.3%

CALL OPTIONS PURCHASED -- 95.3%
         1,764  SPDR(R) S&P 500(R) ETF Trust...........................  $  52,260,264  $      3.12    11/20/20    $  50,900,220
                (Cost $53,663,275)                                                                                 -------------

PUT OPTIONS PURCHASED -- 10.0%
         1,764  SPDR(R) S&P 500(R) ETF Trust...........................     52,260,264       311.79    11/20/20        5,314,932
                (Cost $3,590,273)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................     56,215,152
                (Cost $57,253,548)                                                                                 -------------


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 0.9%

       501,233  Dreyfus Government Cash Management Fund, Institutional Shares - 1.50% (a)........................        501,233
                (Cost $501,233)                                                                                    -------------

                TOTAL INVESTMENTS -- 106.2%......................................................................     56,716,385
                (Cost $57,754,781) (b)                                                                             -------------


  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
WRITTEN OPTIONS -- (6.2%)

CALL OPTIONS WRITTEN -- (0.5%)
        (1,764) SPDR(R) S&P 500(R) ETF Trust...........................  $ (52,260,264) $    350.33    11/20/20         (292,824)
                (Premiums received $663,109)                                                                       -------------

PUT OPTIONS WRITTEN -- (5.7%)
        (1,764) SPDR(R) S&P 500(R) ETF Trust...........................    (52,260,264)      280.61    11/20/20       (3,049,956)
                (Premiums received $1,951,585)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................     (3,342,780)
                (Premiums received $2,614,694)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- 0.0%.........................................................         19,023
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  53,392,628
                                                                                                                   =============

-----------------------------
(a)   Rate shown reflects yield as of February 29, 2020.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,094,944 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,861,426. The net unrealized depreciation was $1,766,482. The amounts presented are inclusive of derivative contracts.


Page 22                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/29/2020          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Purchased...........................  $  50,900,220     $          --    $  50,900,220     $          --
Put Options Purchased............................      5,314,932                --        5,314,932                --
Money Market Funds...............................        501,233           501,233               --                --
                                                   -------------     -------------    -------------     -------------
Total Investments................................  $  56,716,385     $     501,233    $  56,215,152     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/29/2020          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $    (292,824)    $          --    $    (292,824)    $          --
Put Options Written..............................     (3,049,956)               --       (3,049,956)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (3,342,780)    $          --    $  (3,342,780)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 23

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)

PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2020 (UNAUDITED)

  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 102.1%

CALL OPTIONS PURCHASED -- 95.4%
           441  SPDR(R) S&P 500(R) ETF Trust (a).......................  $  13,065,066  $      3.13    11/20/20    $  12,726,819
                (Cost $13,607,745)                                                                                 -------------

PUT OPTIONS PURCHASED -- 6.7%
           441  SPDR(R) S&P 500(R) ETF Trust...........................     13,065,066       296.20    11/20/20          896,849
                (Cost $569,287)                                                                                    -------------

                TOTAL PURCHASED OPTIONS..........................................................................     13,623,668
                (Cost $14,177,032)                                                                                 -------------


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 1.0%

       127,395  Dreyfus Government Cash Management Fund, Institutional Shares - 1.50% (b)........................        127,395
                (Cost $127,395)                                                                                    -------------

                TOTAL INVESTMENTS -- 103.1%......................................................................     13,751,063
                (Cost $14,304,427) (c)                                                                             -------------


  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
WRITTEN OPTIONS -- (3.0%)

CALL OPTIONS WRITTEN -- (1.8%)
          (441) SPDR(R) S&P 500(R) ETF Trust (a).......................  $ (13,065,066) $    337.11    11/20/20         (234,953)
                (Premiums received $392,820)                                                                       -------------

PUT OPTIONS WRITTEN -- (1.2%)
          (441) SPDR(R) S&P 500(R) ETF Trust...........................    (13,065,066)      218.25    11/20/20         (161,703)
                (Premiums received $86,723)                                                                        -------------

                TOTAL WRITTEN OPTIONS............................................................................       (396,656)
                (Premiums received $479,543)                                                                       -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................         (9,325)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  13,345,082
                                                                                                                   =============

-----------------------------
(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At February 29, 2020, securities noted as such are valued at $12,491,866 or 93.6% of net assets.

(b)   Rate shown reflects yield as of February 29, 2020.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $485,429 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $955,906. The net unrealized depreciation was $470,477. The amounts presented are inclusive of derivative contracts.


Page 24                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/29/2020          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Purchased...........................  $  12,726,819     $          --    $  12,726,819     $          --
Put Options Purchased............................        896,849                --          896,849                --
Money Market Funds...............................        127,395           127,395               --                --
                                                   -------------     -------------    -------------     -------------
Total Investments................................  $  13,751,063     $     127,395    $  13,623,668     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/29/2020          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $    (234,953)    $          --    $    (234,953)    $          --
Put Options Written..............................       (161,703)               --         (161,703)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $    (396,656)    $          --    $    (396,656)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 25

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)

PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2020 (UNAUDITED)

  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 108.0%

CALL OPTIONS PURCHASED -- 93.2%
         2,944  SPDR(R) S&P 500(R) ETF Trust...........................  $  87,218,944  $      3.33     02/19/21   $  84,327,936
                (Cost $88,620,656)                                                                                 -------------

PUT OPTIONS PURCHASED -- 14.8%
         2,944  SPDR(R) S&P 500(R) ETF Trust...........................     87,218,944       333.48     02/19/21      13,353,984
                (Cost $10,044,008)                                                                                 -------------

                TOTAL PURCHASED OPTIONS..........................................................................     97,681,920
                (Cost $98,664,664)                                                                                 -------------


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 1.0%

       921,922  Dreyfus Government Cash Management Fund, Institutional Shares - 1.50% (a)........................        921,922
                (Cost $921,922)                                                                                    -------------

                TOTAL INVESTMENTS -- 109.0%......................................................................     98,603,842
                (Cost $99,586,586) (b)                                                                             -------------


  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
WRITTEN OPTIONS -- (9.2%)

CALL OPTIONS WRITTEN -- (0.3%)
        (2,944) SPDR(R) S&P 500(R) ETF Trust...........................  $ (87,218,944) $    369.33    02/19/21         (294,400)
                (Premiums received $391,635)                                                                       -------------

PUT OPTIONS WRITTEN -- (8.9%)
        (2,944) SPDR(R) S&P 500(R) ETF Trust...........................    (87,218,944)      300.13    02/19/21       (8,057,728)
                (Premiums received $5,810,689)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................     (8,352,128)
                (Premiums received $6,202,324)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- 0.2%.........................................................        203,631
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  90,455,345
                                                                                                                   =============

-----------------------------
(a)   Rate shown reflects yield as of February 29, 2020.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,407,211 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,539,759. The net unrealized depreciation was $3,132,548. The amounts presented are inclusive of derivative contracts.


Page 26                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/29/2020          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Purchased...........................  $  84,327,936     $          --    $  84,327,936     $          --
Put Options Purchased............................     13,353,984                --       13,353,984                --
Money Market Funds...............................        921,922           921,922               --                --
                                                   -------------     -------------    -------------     -------------
Total Investments................................  $  98,603,842     $     921,922    $  97,681,920     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/29/2020          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $    (294,400)    $          --    $    (294,400)    $          --
Put Options Written..............................     (8,057,728)               --       (8,057,728)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (8,352,128)    $          --    $  (8,352,128)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 27

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)

PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2020 (UNAUDITED)

  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 102.0%

CALL OPTIONS PURCHASED -- 90.8%
         3,910  SPDR(R) S&P 500(R) ETF Trust...........................  $ 115,837,660  $      3.32    02/19/21    $ 112,001,950
                (Cost $116,071,048)                                                                                -------------

PUT OPTIONS PURCHASED -- 11.2%
         3,910  SPDR(R) S&P 500(R) ETF Trust...........................    115,837,660       316.81    02/19/21       13,747,560
                (Cost $11,233,966)                                                                                 -------------

                TOTAL PURCHASED OPTIONS..........................................................................    125,749,510
                (Cost $127,305,014)                                                                                -------------


    SHARES                                                DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 0.7%

       914,641  Dreyfus Government Cash Management Fund, Institutional Shares - 1.50% (a)........................        914,641
                (Cost $914,641)                                                                                    -------------

                TOTAL INVESTMENTS -- 102.7%......................................................................    126,664,151
                (Cost $128,219,655) (b)                                                                            -------------


  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
WRITTEN OPTIONS -- (3.1%)

CALL OPTIONS WRITTEN -- (0.6%)
        (3,910) SPDR(R) S&P 500(R) ETF Trust...........................  $(115,837,660) $    358.49    02/19/21         (688,160)
                (Premiums received $990,466)                                                                       -------------

PUT OPTIONS WRITTEN -- (2.5%)
        (3,910) SPDR(R) S&P 500(R) ETF Trust...........................   (115,837,660)      233.44    02/19/21       (3,151,460)
                (Premiums received $2,319,147)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................     (3,839,620)
                (Premiums received $3,309,613)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- 0.4%.........................................................        540,326
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $ 123,364,857
                                                                                                                   =============

-----------------------------
(a)   Rate shown reflects yield as of February 29, 2020.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,815,900 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,901,411. The net unrealized depreciation was $2,085,511. The amounts presented are inclusive of derivative contracts.


Page 28                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/29/2020          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Purchased...........................  $ 112,001,950     $          --    $ 112,001,950     $          --
Put Options Purchased............................     13,747,560                --       13,747,560                --
Money Market Funds...............................        914,641           914,641               --                --
                                                   -------------     -------------    -------------     -------------
Total Investments................................  $ 126,664,151     $     914,641    $ 125,749,510     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/29/2020          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $    (688,160)    $          --    $    (688,160)    $          --
Put Options Written..............................     (3,151,460)               --       (3,151,460)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (3,839,620)    $          --    $  (3,839,620)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 29

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 29, 2020 (UNAUDITED)

                                                                               FT CBOE VEST          FT CBOE VEST
                                                                                U.S. EQUITY           U.S. EQUITY
                                                                               BUFFER ETF -        DEEP BUFFER ETF -
                                                                                  AUGUST                AUGUST
                                                                                  (FAUG)                (DAUG)
                                                                            -------------------   -------------------
ASSETS:
Investments, at value.....................................................    $        43,749       $        14,538
Options contracts purchased, at value.....................................          4,602,230             1,502,080
Receivables:
   Investment securities sold.............................................                 --                    --
   Dividends..............................................................                248                    93
   Capital shares sold....................................................                 --                    --
                                                                              ---------------       ---------------
   Total Assets...........................................................          4,646,227             1,516,711
                                                                              ---------------       ---------------
LIABILITIES:
Options contracts written, at value.......................................            233,537                39,209
Payables:
   Investment securities purchased........................................                 --                    --
   Investment advisory fees...............................................              3,372                 1,976
                                                                              ---------------       ---------------
   Total Liabilities......................................................            236,909                41,185
                                                                              ---------------       ---------------
NET ASSETS................................................................    $     4,409,318           $ 1,475,526
                                                                              ===============       ===============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $     4,456,103       $     1,494,339
Par value.................................................................              1,500                   500
Accumulated distributable earnings (loss).................................            (48,285)              (19,313)
                                                                              ---------------       ---------------
NET ASSETS................................................................    $     4,409,318       $     1,475,526
                                                                              ===============       ===============
NET ASSET VALUE, per share................................................    $         29.40       $         29.51
                                                                              ===============       ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................            150,002                50,002
                                                                              ===============       ===============
Investments, at cost......................................................    $        43,749       $        14,538
                                                                              ===============       ===============
Premiums paid on options contracts purchased..............................    $     4,618,939       $     1,529,128
                                                                              ===============       ===============
Premiums received on options contracts written............................    $       236,662       $        40,342
                                                                              ===============       ===============


Page 30                 See Notes to Financial Statements

   FT CBOE VEST          FT CBOE VEST          FT CBOE VEST          FT CBOE VEST
    U.S. EQUITY           U.S. EQUITY           U.S. EQUITY           U.S. EQUITY
   BUFFER ETF -        DEEP BUFFER ETF -       BUFFER ETF -        DEEP BUFFER ETF -
     NOVEMBER              NOVEMBER              FEBRUARY              FEBRUARY
      (FNOV)                (DNOV)                (FFEB)                (DFEB)
-------------------   -------------------   -------------------   -------------------

  $       501,233       $       127,395       $       921,922       $       914,641
       56,215,152            13,623,668            97,681,920           125,749,510

          278,017                    --             1,563,954             1,440,096
              429                   153                   112                   107
        4,450,377                    --            16,964,158            46,453,338
  ---------------       ---------------       ---------------       ---------------
       61,445,208            13,751,216           117,132,066           174,557,692
  ---------------       ---------------       ---------------       ---------------

        3,342,780               396,656             8,352,128             3,839,620

        4,685,138                    --            18,317,396            47,346,368
           24,662                 9,478                 7,197                 6,847
  ---------------       ---------------       ---------------       ---------------
        8,052,580               406,134            26,676,721            51,192,835
  ---------------       ---------------       ---------------       ---------------
  $    53,392,628       $    13,345,082       $    90,455,345       $   123,364,857
  ===============       ===============       ===============       ===============

  $    55,198,995       $    13,836,305       $    93,562,983       $   125,414,609
           18,000                 4,500                32,000                42,500
       (1,824,367)             (495,723)           (3,139,638)           (2,092,252)
  ---------------       ---------------       ---------------       ---------------
  $    53,392,628       $    13,345,082       $    90,455,345       $   123,364,857
  ===============       ===============       ===============       ===============
  $         29.66       $         29.66       $         28.27       $         29.03
  ===============       ===============       ===============       ===============

        1,800,002               450,002             3,200,002             4,250,002
  ===============       ===============       ===============       ===============
  $       501,233       $       127,395       $       921,922       $       914,641
  ===============       ===============       ===============       ===============
  $    57,253,548       $    14,177,032       $    98,664,664       $   127,305,014
  ===============       ===============       ===============       ===============
  $     2,614,694       $       479,543       $     6,202,324       $     3,309,613
  ===============       ===============       ===============       ===============


                        See Notes to Financial Statements                Page 31

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)

                                                                               FT CBOE VEST          FT CBOE VEST
                                                                                U.S. EQUITY           U.S. EQUITY
                                                                               BUFFER ETF -        DEEP BUFFER ETF -
                                                                                  AUGUST                AUGUST
                                                                                (FAUG) (a)            (DAUG) (a)
                                                                            -------------------   -------------------
INVESTMENT INCOME:
Dividends.................................................................    $           548       $           206
                                                                              ---------------       ---------------
   Total investment income................................................                548                   206
                                                                              ---------------       ---------------
EXPENSES:
Investment advisory fees..................................................             15,681                 8,085
                                                                              ---------------       ---------------
   Total expenses.........................................................             15,681                 8,085
                                                                              ---------------       ---------------
NET INVESTMENT INCOME (LOSS)..............................................            (15,133)               (7,879)
                                                                              ---------------       ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Purchased options contracts............................................             27,726                19,302
   Written options contracts..............................................            (47,294)               (4,821)
                                                                              ---------------       ---------------
Net realized gain (loss)..................................................            (19,568)               14,481
                                                                              ---------------       ---------------
Net change in unrealized appreciation (depreciation) on:
   Purchased options contracts............................................            (16,709)              (27,048)
   Written options contracts..............................................              3,125                 1,133
                                                                              ---------------       ---------------
Net change in unrealized appreciation (depreciation)......................            (13,584)              (25,915)
                                                                              ---------------       ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................            (33,152)              (11,434)
                                                                              ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $       (48,285)      $       (19,313)
                                                                              ===============       ===============


(a) Inception date is November 6, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Inception date is November 15, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(c) Inception date is February 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 32                 See Notes to Financial Statements

   FT CBOE VEST          FT CBOE VEST          FT CBOE VEST          FT CBOE VEST
    U.S. EQUITY           U.S. EQUITY           U.S. EQUITY           U.S. EQUITY
   BUFFER ETF -        DEEP BUFFER ETF -       BUFFER ETF -        DEEP BUFFER ETF -
     NOVEMBER              NOVEMBER              FEBRUARY              FEBRUARY
    (FNOV) (b)            (DNOV) (b)            (FFEB) (c)            (DFEB) (c)
-------------------   -------------------   -------------------   -------------------

  $         1,083       $           444       $           112       $           107
  ---------------       ---------------       ---------------       ---------------
            1,083                   444                   112                   107
  ---------------       ---------------       ---------------       ---------------

           58,968                25,690                 7,202                 6,848
  ---------------       ---------------       ---------------       ---------------
           58,968                25,690                 7,202                 6,848
  ---------------       ---------------       ---------------       ---------------
          (57,885)              (25,246)               (7,090)               (6,741)
  ---------------       ---------------       ---------------       ---------------


               --                    --                    --                    --
               --                    --                    --                    --
  ---------------       ---------------       ---------------       ---------------
               --                    --                    --                    --
  ---------------       ---------------       ---------------       ---------------

       (1,038,396)             (553,364)             (982,744)           (1,555,504)
         (728,086)               82,887            (2,149,804)             (530,007)
  ---------------       ---------------       ---------------       ---------------
       (1,766,482)             (470,477)           (3,132,548)           (2,085,511)
  ---------------       ---------------       ---------------       ---------------
       (1,766,482)             (470,477)           (3,132,548)           (2,085,511)
  ---------------       ---------------       ---------------       ---------------

  $    (1,824,367)      $      (495,723)      $    (3,139,638)      $    (2,092,252)
  ===============       ===============       ===============       ===============


                        See Notes to Financial Statements                Page 33

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FT CBOE VEST          FT CBOE VEST
                                                                                U.S. EQUITY           U.S. EQUITY
                                                                               BUFFER ETF -        DEEP BUFFER ETF -
                                                                                  AUGUST                AUGUST
                                                                                  (FAUG)                (DAUG)
                                                                            -------------------   -------------------
                                                                               PERIOD ENDED          PERIOD ENDED
                                                                                  2/29/20               2/29/20
                                                                              (UNAUDITED) (a)       (UNAUDITED) (a)
                                                                            -------------------   -------------------
OPERATIONS:
Net investment income (loss)..............................................    $       (15,133)      $        (7,879)
Net realized gain (loss)..................................................            (19,568)               14,481
Net change in unrealized appreciation (depreciation)......................            (13,584)              (25,915)
                                                                              ---------------       ---------------
Net increase (decrease) in net assets resulting from operations...........            (48,285)              (19,313)
                                                                              ---------------       ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................          9,115,590             3,011,135
Cost of shares redeemed...................................................         (4,657,987)           (1,516,296)
                                                                              ---------------       ---------------
Net increase (decrease) in net assets resulting from shareholder
   transactions...........................................................          4,457,603             1,494,839
                                                                              ---------------       ---------------
Total increase (decrease) in net assets...................................          4,409,318             1,475,526
NET ASSETS:
Beginning of period.......................................................                 --                    --
                                                                              ---------------       ---------------
End of period.............................................................    $     4,409,318       $     1,475,526
                                                                              ===============       ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................                 --                    --
Shares sold...............................................................            300,002               100,002
Shares redeemed...........................................................           (150,000)              (50,000)
                                                                              ---------------       ---------------
Shares outstanding, end of period.........................................            150,002                50,002
                                                                              ===============       ===============

(a) Inception date is November 6, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Inception date is November 15, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(c) Inception date is February 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 34                 See Notes to Financial Statements

   FT CBOE VEST          FT CBOE VEST          FT CBOE VEST          FT CBOE VEST
    U.S. EQUITY           U.S. EQUITY           U.S. EQUITY           U.S. EQUITY
   BUFFER ETF -        DEEP BUFFER ETF -       BUFFER ETF -        DEEP BUFFER ETF -
     NOVEMBER              NOVEMBER              FEBRUARY              FEBRUARY
      (FNOV)                (DNOV)                (FFEB)                (DFEB)
-------------------   -------------------   -------------------   -------------------
   PERIOD ENDED          PERIOD ENDED          PERIOD ENDED          PERIOD ENDED
      2/29/20               2/29/20               2/29/20               2/29/20
  (UNAUDITED) (b)       (UNAUDITED) (b)       (UNAUDITED) (c)       (UNAUDITED) (c)
-------------------   -------------------   -------------------   -------------------

  $       (57,885)      $       (25,246)      $        (7,090)      $        (6,741)
               --                    --                    --                    --
       (1,766,482)             (470,477)           (3,132,548)           (2,085,511)
  ---------------       ---------------       ---------------       ---------------
       (1,824,367)             (495,723)           (3,139,638)           (2,092,252)
  ---------------       ---------------       ---------------       ---------------

       55,216,995            13,840,805            93,594,983           125,457,109
               --                    --                    --                    --
  ---------------       ---------------       ---------------       ---------------
       55,216,995            13,840,805            93,594,983           125,457,109
  ---------------       ---------------       ---------------       ---------------
       53,392,628            13,345,082            90,455,345           123,364,857

               --                    --                    --                    --
  ---------------       ---------------       ---------------       ---------------
  $    53,392,628       $    13,345,082       $    90,455,345       $   123,364,857
  ===============       ===============       ===============       ===============

               --                    --                    --                    --
        1,800,002               450,002             3,200,002             4,250,002
               --                    --                    --                    --
  ---------------       ---------------       ---------------       ---------------
        1,800,002               450,002             3,200,002             4,250,002
  ===============       ===============       ===============       ===============


                        See Notes to Financial Statements                Page 35

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)

                                                                     PERIOD
                                                                      ENDED
                                                                  2/29/2020 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   30.10
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.10)
Net realized and unrealized gain (loss)........................         (0.60)
                                                                    ---------
Total from investment operations...............................         (0.70)
                                                                    ---------
Net asset value, end of period.................................     $   29.40
                                                                    =========
TOTAL RETURN (b)...............................................         (2.36)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $   4,409
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.85% (c)
Ratio of net investment income (loss) to average net assets....         (0.82)% (c)
Portfolio turnover rate (d)....................................             0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)

                                                                     PERIOD
                                                                      ENDED
                                                                  2/29/2020 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   30.10
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.16)
Net realized and unrealized gain (loss)........................         (0.43)
                                                                    ---------
Total from investment operations...............................         (0.59)
                                                                    ---------
Net asset value, end of period.................................     $   29.51
                                                                    =========
TOTAL RETURN (b)...............................................         (1.96)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $   1,476
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.85% (c)
Ratio of net investment income (loss) to average net assets....         (0.83)% (c)
Portfolio turnover rate (d)....................................             0%

(a) Inception date is November 6, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.


Page 36                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)

                                                                     PERIOD
                                                                      ENDED
                                                                  2/29/2020 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   30.56
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.03)
Net realized and unrealized gain (loss)........................         (0.87)
                                                                    ---------
Total from investment operations...............................         (0.90)
                                                                    ---------
Net asset value, end of period.................................     $   29.66
                                                                    =========
TOTAL RETURN (b)...............................................         (2.95)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $  53,393
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.85% (c)
Ratio of net investment income (loss) to average net assets....         (0.83)% (c)
Portfolio turnover rate (d)....................................             0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)

                                                                     PERIOD
                                                                      ENDED
                                                                  2/29/2020 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   30.55
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.06)
Net realized and unrealized gain (loss)........................         (0.83)
                                                                    ---------
Total from investment operations...............................         (0.89)
                                                                    ---------
Net asset value, end of period.................................     $   29.66
                                                                    =========
TOTAL RETURN (b)...............................................         (2.95)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $  13,345
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.85% (c)
Ratio of net investment income (loss) to average net assets....         (0.84)% (c)
Portfolio turnover rate (d)....................................             0%

(a) Inception date is November 15, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.


                        See Notes to Financial Statements                Page 37

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)

                                                                     PERIOD
                                                                      ENDED
                                                                  2/29/2020 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   30.68
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.00) (b)
Net realized and unrealized gain (loss)........................         (2.41)
                                                                    ---------
Total from investment operations...............................         (2.41)
                                                                    ---------
Net asset value, end of period.................................     $   28.27
                                                                    =========
TOTAL RETURN (c)...............................................         (7.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $  90,455
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.85% (d)
Ratio of net investment income (loss) to average net assets....         (0.84)% (d)
Portfolio turnover rate (e)....................................             0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)

                                                                     PERIOD
                                                                      ENDED
                                                                  2/29/2020 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   30.68
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.00) (b)
Net realized and unrealized gain (loss)........................         (1.65)
                                                                    ---------
Total from investment operations...............................         (1.65)
                                                                    ---------
Net asset value, end of period.................................     $   29.03
                                                                    =========
TOTAL RETURN (c)...............................................         (5.38)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 123,365
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.85% (d)
Ratio of net investment income (loss) to average net assets....         (0.84)% (d)
Portfolio turnover rate (e)....................................             0%

(a) Inception date is February 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount represents less than $0.01 per share.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.


Page 38                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen funds that are offering shares. This report covers the six funds listed below. The shares of each fund are listed and traded on the Cboe BZX Exchange, Inc. ("Cboe BZX").

    FT Cboe Vest U.S. Equity Buffer ETF - August - (Cboe BZX ticker "FAUG")(1) FT Cboe Vest U.S. Equity Deep Buffer ETF - August - (Cboe BZX ticker
       "DAUG")(1)
    FT Cboe Vest U.S. Equity Buffer ETF - November - (Cboe BZX ticker "FNOV")(2) FT Cboe Vest U.S. Equity Deep Buffer ETF - November - (Cboe BZX ticker
       "DNOV")(2)
    FT Cboe Vest U.S. Equity Buffer ETF - February - (Cboe BZX ticker "FFEB")(3) FT Cboe Vest U.S. Equity Deep Buffer ETF - February - (Cboe BZX ticker
       "DFEB")(3)

      (1)   Commenced investment operations on November 6, 2019.

      (2)   Commenced investment operations on November 15, 2019.

      (3)   Commenced investment operations on February 21, 2020.

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued, in-kind for securities in which a Fund invests, and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund.

The investment objective of FAUG is to seek to provide investors with returns (before fees, expenses and taxes) that match those of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 8.60% (before fees, expenses and taxes) and 7.93% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee ), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from November 7, 2019 to August 21, 2020.

The investment objective of DAUG is to seek to provide investors with returns (before fees, expenses and taxes) that match those of the Underlying ETF, up to a predetermined upside cap of 6.58% (before fees, expenses and taxes) and 5.91% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes) over the period from November 7, 2019 to August 21, 2020.

The investment objective of FNOV is to seek to provide investors with returns (before fees, expenses and taxes) that match those of the Underlying ETF, up to a predetermined upside cap of 12.36% (before fees, expenses and taxes) and 11.50% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from November 18, 2019 to November 20, 2020.

The investment objective of DNOV is to seek to provide investors with returns (before fees, expenses and taxes) that match those of the Underlying ETF, up to a predetermined upside cap of 8.12% (before fees, expenses and taxes) and 7.26% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes) over the period from November 18, 2019 to November 20, 2020.

The investment objective of FFEB is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the Underlying ETF, up to a predetermined upside cap of 10.75% (before fees, expenses and taxes) and 9.90% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from February 24, 2020 to February 19, 2021.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

The investment objective of DFEB is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the Underlying ETF, up to a predetermined upside cap of 7.50% (before fees, expenses and taxes) and 6.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes) over the period from February 24, 2020 to February 19, 2021.

Under normal market conditions, each Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option occurs, the trade price will be used to value such FLEX Options in lieu of the model price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 29, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. FLEX OPTIONS

FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.

Each Fund will purchase and sell call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund will hold that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid annually, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

E. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of February 29, 2020, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Cboe Vest Financial LLC ("Cboe Vest"), an affiliate of First Trust, serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of each Fund's assets and will pay Cboe Vest for its services as the Funds' sub-advisor. First Trust will also be responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses. Each Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended February 29, 2020, the Funds had no purchases or sales of investments, excluding short-term investments, derivatives, and in-kind transactions.

For the period ended February 29, 2020, the Funds had no in-kind purchases or sales.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by each Fund at February 29, 2020, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

                                          ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                               ----------------------------------------   ----------------------------------------
DERIVATIVES                    STATEMENTS OF ASSETS AND                   STATEMENTS OF ASSETS AND
INSTRUMENT    RISK EXPOSURE     LIABILITIES LOCATION          VALUE         LIABILITIES LOCATION         VALUE
-----------   --------------   ------------------------   -------------   ------------------------   -------------
FAUG
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value        $   4,602,230   written, at value          $     233,537

DAUG
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value            1,502,080   written, at value                 39,209

FNOV
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value           56,215,152   written, at value              3,342,780

DNOV
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value           13,623,668   written, at value                396,656

FFEB
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value           97,681,920   written, at value              8,352,128

DFEB
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value          125,749,510   written, at value              3,839,620

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended February 29, 2020, on each Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

                                                                              EQUITY RISK
                                           --------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION              FAUG          DAUG          FNOV          DNOV         FFEB         DFEB
-------------------------------------      --------------------------------------------------------------------------------
Net realized gain (loss) on:
Purchased options contracts                $     27,726  $     19,302  $         --  $         --  $        --  $        --
Written options contracts                       (47,294)       (4,821)           --            --           --           --

Net change in unrealized appreciation
   (depreciation) on:
Purchased options contracts                     (16,709)      (27,048)   (1,038,396)     (553,364)    (982,744)  (1,555,504)
Written options contracts                         3,125         1,133      (728,086)       82,887   (2,149,804)    (530,007)

The funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened and premiums for written options contracts closed, exercised and expired, for the period ended February 29, 2020, on each Fund's options contracts.

                                                PREMIUMS FOR                           PREMIUMS FOR
                             PREMIUMS FOR         PURCHASED                           WRITTEN OPTIONS
                               PURCHASED      OPTIONS CONTRACTS     PREMIUMS FOR     CONTRACTS CLOSED,
                          OPTIONS CONTRACTS   CLOSED, EXERCISED   WRITTEN OPTIONS      EXERCISED AND
                                OPENED           AND EXPIRED      CONTRACTS OPENED        EXPIRED
                          ----------------------------------------------------------------------------
           FAUG           $       9,412,955   $       4,794,016   $        399,972   $         163,310
           DAUG                   3,058,255           1,529,127             80,683              40,341
           FNOV                  57,253,548                  --          2,614,694                  --
           DNOV                  14,177,032                  --            479,543                  --
           FFEB                  98,664,664                  --          6,202,324                  --
           DFEB                 127,305,014                  --          3,309,613                  --

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant'). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 1, 2021 for FAUG, DAUG, FNOV and DNOV and February 1, 2022 for FFEB and DFEB.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

Beginning in December 2019, the outbreak of the respiratory disease designated as COVID-19 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time and, in either case, could result in a substantial economic downturn or recession. Management is continuing to monitor this event.


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

BUFFERED LOSS RISK. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses if the Underlying ETF decreases over the Target Outcome Period by 10% or less. A shareholder may lose their entire investment. The Fund's strategy seeks to deliver returns that match the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Target Outcome Period. In the event an investor purchases shares after the date on which the FLEX Options were entered into or sells shares prior to the expiration of the FLEX Options, the buffer that the Fund seeks to provide may not be available.

CAPPED UPSIDE RISK. The Fund's strategy seeks to provide returns that match those of the Underlying ETF for Fund shares purchased on the first day of a Target Outcome Period and held for the entire Target Outcome Period, subject to a pre-determined upside cap. If an investor does not hold its Funds hares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. In the event an investor purchases Fund shares after the first day of a Target Outcome Period and the Fund has risen in value to a level near to the cap, there may be little or no ability for that investor to experience an investment gain on their Fund shares.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

FLEX OPTIONS CORRELATION RISK. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the Underlying ETF.

FLEX OPTIONS LIQUIDITY RISK. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

FLEX OPTIONS RISK. The OCC may be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than other exchange-traded options. The value of the FLEX Options prior to their expiration date may vary because of factors other than fluctuations in the value of the Underlying ETF, such as an increase in interest rates, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. Additionally, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF or its underlying securities. FLEX Option prices may be highly volatile and may fluctuate substantially during a short period of time. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

FLEX OPTIONS VALUATION RISK. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors


                                                                         Page 47


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

SPECIAL TAX RISK. The Fund intends to qualify as a "regulated Investment company" ("RIC"), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund's options strategy, its hedging strategy, the possible application of the "straddle" rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as "qualifying income" under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

TARGET OUTCOME PERIOD RISK. The Fund's investment strategy is designed to deliver returns that match the Underlying ETF if Fund shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of a Target Outcome Period) and held until those FLEX Options expire at the end of the Target Outcome Period. In the event an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the value of that investor's investment in Fund shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the cap for the investor's investment period.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE


                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, the Advisor and Cboe Vest Financial LLC (the "Sub-Advisor") on behalf of the following four series of the Trust (each a "Fund" and collectively, the "Funds"):

        FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)
        FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on October 30, 2019. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"), and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund's perspective.

In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, the Board reviewed the materials provided by the Sub-Advisor and noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. At the meeting, the Trustees received a presentation from representatives of the Sub-Advisor, and were able to ask questions about the Sub-Advisor and the proposed options-based and target outcome investment strategies for the Funds. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee equal to an annual rate of 0.85% of its average daily net assets. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee remaining after the Fund's expenses are paid. The Board noted that the Advisor would be responsible for each Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Groups, the Board discussed with representatives of the Advisor how the Expense Groups were assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between each Fund and other clients that limited their comparability, noting the Advisor's statement that the Funds are unique within the First Trust Fund Complex, but are most similar to two other ETFs in the First Trust Fund Complex utilizing options-based strategies, each of which also pays a unitary fee equal to an annual rate of 0.85% of its average daily net assets. The Board also considered the Advisor's statement that it provides advisory services to two Canadian ETFs with investment objectives and policies similar to those of the Funds, each of which also pays a unitary fee equal to an annual rate of 0.85% of its average daily net assets and is sub-advised by the Sub-Advisor. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for each Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement and noted that the Advisor was unable to estimate the profitability of the Advisory Agreement for each Fund to the Advisor at this time. The Board also considered the Sub-Advisor's estimate of the asset level for each Fund at which the Sub-Advisor expects the Sub-Advisory Agreement for the Fund to be profitable to the Sub-Advisor and that the Sub-Advisor would be paid by the Advisor from each Fund's unitary fee. The Board


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

noted its understanding that the sub-advisory fee rate for each Fund was negotiated at arm's length between the Advisor and the Sub-Advisor. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any fall-out benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, the Advisor and Cboe Vest Financial LLC (the "Sub-Advisor") on behalf of the following two series of the Trust (each a "Fund" and collectively, the "Funds"):

        FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)

The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on December 8-9, 2019. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"), and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund's perspective.

In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the


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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

Advisor's, the Sub-Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, the Board reviewed the materials provided by the Sub-Advisor and noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style, as well as the Board's prior meeting with representatives of the Sub-Advisor in October 2019. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee equal to an annual rate of 0.85% of its average daily net assets. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee remaining after the Fund's expenses are paid. The Board noted that the Advisor would be responsible for each Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Groups, the Board discussed with representatives of the Advisor how the Expense Groups were assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered that the Funds are part of the FT Cboe Vest U.S. Equity Target Outcome ETF product line in the First Trust Fund Complex and noted that the first set of four ETFs in the product line, identical to the Funds except with respect to the target outcome periods, was launched in November 2019, each of which also pays a unitary fee equal to an annual rate of 0.85% of its average daily net assets and is sub-advised by the Sub-Advisor. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for each Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor's estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund's unitary fee and its understanding that the sub-advisory fee rate for each Fund was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any fall-out benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust Active Factor Large Cap ETF (AFLG)

        First Trust Active Factor Mid Cap ETF (AFMC)

        First Trust Active Factor Small Cap ETF (AFSM)


----------------------------
     Semi-Annual Report
       For the Period
      December 3, 2019
(Commencement of Operations)
 through February 29, 2020
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 29, 2020

Shareholder Letter...........................................................  1
Fund Performance Overview
   First Trust Active Factor Large Cap ETF (AFLG)............................  2
   First Trust Active Factor Mid Cap ETF (AFMC)..............................  4
   First Trust Active Factor Small Cap ETF (AFSM)............................  6
Notes to Fund Performance Overview...........................................  8
Portfolio Management.........................................................  9
Understanding Your Fund Expenses............................................. 10
Portfolio of Investments
   First Trust Active Factor Large Cap ETF (AFLG)............................ 11
   First Trust Active Factor Mid Cap ETF (AFMC).............................. 15
   First Trust Active Factor Small Cap ETF (AFSM)............................ 20
Statements of Assets and Liabilities......................................... 25
Statements of Operations..................................................... 26
Statements of Changes in Net Assets.......................................... 27
Financial Highlights......................................................... 28
Notes to Financial Statements................................................ 30
Additional Information....................................................... 35

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 29, 2020

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds since their inception on December 3, 2019, to February 29, 2020.

To say that much has transpired over the past six months would be an understatement. Prior to the onset of the coronavirus (COVID-19) in Wuhan, China this past December, my message to investors would have sounded quite bullish, focusing on such accomplishments as the progress in the trade negotiations between the U.S. and China, where a "Phase One" deal was signed into law on January 15, 2020. The main takeaway from the deal is that China agreed to purchase an additional $200 billion of goods and services from the U.S. over the next several years in exchange for the U.S. cutting some of its tariffs on Chinese goods. The deal marked the first breakthrough since the Trump Administration launched its new tariff initiative in March 2018. On top of that news, the S&P 500(R) Index was setting new all-time highs all the way up through the close of trading on February 19, 2020, the day it peaked.

Unfortunately, the good news has been overshadowed by the escalation and spread of the COVID-19 pandemic. As of April 16, 2020, this disease had spread to 213 countries, areas or territories, had infected 1,991,562 people (confirmed cases) and was responsible for 130,885 confirmed deaths, according to the World Health Organization. These numbers are expected to trend higher in the days and weeks ahead. A growing number of U.S. state governors and foreign leaders have issued shelter in place orders to their citizens to help slow the spread of this new virus. The primary objective in doing so is to slow down the number of cases so that hospitals and health care workers are not overwhelmed by too many patients. The cost is high because it requires shutting down large chunks of the economy, which in turn negatively impacts the financial well-being of workers and companies. In the U.S., Congress passed a financial stimulus package valued at $2.0 trillion to help backstop workers and companies in the near-term. The faster we can end the shutdown, consistent with general health and welfare, the better, according to Brian Wesbury, Chief Economist at First Trust Advisors L.P.

Here is what we think we know. Brian Wesbury believes the U.S. could experience a modest decline in real gross domestic product of 1.5% (annualized) in the first quarter of 2020, followed by a massive decline of 20% (annualized) in the second quarter. The good news is that he sees the economy growing at a 3.0% and 3.5% annual pace in the third and fourth quarters of 2020, respectively. In other words, we are expecting a healthy rebound in the second half of this year. As I noted earlier, the stock market was still at a record high in the third week of February. From February 19 through March 23, however, the S&P 500(R) Index posted a total return of -33.79%, putting it in bear market territory (price decline of 20% or more from the most recent peak). Sorry to say it, but the nearly 11-year bull market is no more. While we do not have a projection for where stocks will be at year-end, we do know this: excluding the current bear market, the S&P 500(R) Index has never failed to recoup all the losses sustained in any sell-off, pullback, correction or bear market. So, while I am understandably not bullish on the first half of 2020, I will be a bull once again after we put the worst of COVID-19 behind us. I continue to urge investors to stay the course. This too shall pass.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)

The First Trust Active Factor Large Cap ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "AFLG."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                  (12/3/19)
                                                                                                                 to 2/29/20
FUND PERFORMANCE
NAV                                                                                                                -6.56%
Market Price                                                                                                       -6.51%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                                   -4.05%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            23.27%
Health Care                                       14.47
Financials                                        13.43
Industrials                                        8.81
Consumer Discretionary                             8.72
Communication Services                             7.63
Consumer Staples                                   6.18
Real Estate                                        5.79
Utilities                                          4.60
Materials                                          4.05
Energy                                             3.05
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Apple, Inc.                                        5.37%
Microsoft Corp.                                    2.95
AT&T, Inc.                                         1.82
Bristol-Myers Squibb Co.                           1.65
Johnson & Johnson                                  1.60
PulteGroup, Inc.                                   1.12
Merck & Co., Inc.                                  1.10
JPMorgan Chase & Co.                               1.03
Intel Corp.                                        1.02
Alphabet, Inc., Class A                            1.02
                                                --------
     Total                                        18.68%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG) (CONTINUED)

          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             DECEMBER 3, 2019 - FEBRUARY 29, 2020

            First Trust Active Factor       S&P 500(R)
                  Large Cap ETF               Index
12/3/19              $10,000                 $10,000
2/29/20                9,344                   9,595

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 29, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period December 4, 2019 (commencement of trading) through February 29, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
12/4/19 - 2/29/20         59               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
12/4/19 - 2/29/20          0               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)

The First Trust Active Factor Mid Cap ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by mid capitalization companies. The Fund defines mid capitalization companies as those that, at the time of investment, have a market capitalization between the minimum and maximum market capitalization of a widely recognized index of mid capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum;
(iii) quality; and (iv) low volatility. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "AFMC."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                  (12/3/19)
                                                                                                                 to 2/29/20
FUND PERFORMANCE
NAV                                                                                                                -8.74%
Market Price                                                                                                       -8.69%

INDEX PERFORMANCE
S&P MidCap 400 Index                                                                                               -8.19%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            16.77%
Industrials                                       15.26
Financials                                        15.22
Health Care                                       13.18
Consumer Discretionary                            13.13
Real Estate                                        9.84
Materials                                          5.52
Utilities                                          4.94
Communication Services                             2.78
Consumer Staples                                   1.93
Energy                                             1.43
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Reliance Steel & Aluminum Co.                      1.38%
Hawaiian Electric Industries, Inc.                 1.34
SYNNEX Corp.                                       1.19
CACI International, Inc., Class A                  1.11
DaVita, Inc.                                       1.10
Portland General Electric Co.                      1.06
Bio-Rad Laboratories, Inc., Class A                1.03
NorthWestern Corp.                                 1.01
Jabil, Inc.                                        1.01
Tyler Technologies, Inc.                           0.94
                                                --------
     Total                                        11.17%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC) (CONTINUED)

          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             DECEMBER 3, 2019 - FEBRUARY 29, 2020

            First Trust Active Factor       S&P MidCap
                   Mid Cap ETF              400 Index
12/3/19              $10,000                 $10,000
2/29/20                9,126                   9,181

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 29, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period December 4, 2019 (commencement of trading) through February 29, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     =2.00%
12/4/19 - 2/29/20         58               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
12/4/19 - 2/29/20          1               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)

The First Trust Active Factor Small Cap ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by small capitalization companies. The Fund defines small capitalization companies as those that, at the time of investment, have a market capitalization between a minimum of $250 million and the maximum market capitalization of a widely recognized index of small capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "AFSM."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                  (12/3/19)
                                                                                                                 to 2/29/20

FUND PERFORMANCE
NAV                                                                                                                -10.19%
Market Price                                                                                                       -10.14%

INDEX PERFORMANCE
Russell 2000(R) Index                                                                                               -7.56%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Health Care                                       18.74%
Industrials                                       15.52
Financials                                        14.64
Information Technology                            13.88
Consumer Discretionary                            11.99
Real Estate                                       10.43
Utilities                                          3.85
Materials                                          3.76
Consumer Staples                                   2.70
Energy                                             2.28
Communication Services                             2.21
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Select Medical Holdings Corp.                      1.13%
Avista Corp.                                       0.95
NorthWestern Corp.                                 0.85
Hilltop Holdings, Inc.                             0.80
Syneos Health, Inc.                                0.77
Generac Holdings, Inc.                             0.75
Portland General Electric Co.                      0.75
Radian Group, Inc.                                 0.74
Integer Holdings Corp.                             0.74
Benchmark Electronics, Inc.                        0.74
                                                --------
     Total                                         8.22%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM) (CONTINUED)

              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 DECEMBER 3, 2019 - FEBRUARY 29, 2020

            First Trust Active Factor       Russell 2000(R)
                  Small Cap ETF                  Index
12/3/19              $10,000                    $10,000
2/29/20                8,981                      9,244

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 29, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period December 4, 2019 (commencement of trading) through February 29, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
12/4/19 - 2/29/20         58               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
12/4/19 - 2/29/20          1               0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 29, 2020 (UNAUDITED)


                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") serves as the investment advisor to the Funds. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolios.

                           PORTFOLIO MANAGEMENT TEAM

DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING DIRECTOR
   OF FIRST TRUST

JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST

DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST

ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST

STAN UELAND, SENIOR VICE PRESIDENT OF FIRST TRUST

CHRIS A. PETERSON, SENIOR VICE PRESIDENT OF FIRST TRUST

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 29, 2020 (UNAUDITED)

As a shareholder of First Trust Active Factor Large Cap ETF, First Trust Active Factor Mid Cap ETF or First Trust Active Factor Small Cap ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month period (or shorter) ended February 29, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------------

                                                                                            ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO      DURING THE PERIOD
                                                    BEGINNING              ENDING          BASED ON THE    DECEMBER 3, 2019 (a)
                                                  ACCOUNT VALUE         ACCOUNT VALUE     NUMBER OF DAYS            TO
                                               DECEMBER 3, 2019 (a)   FEBRUARY 29, 2020   IN THE PERIOD    FEBRUARY 29, 2020 (b)
--------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
Actual                                              $1,000.00             $  934.40           0.55%                $1.29
Hypothetical (5% return before expenses)            $1,000.00             $1,022.13           0.55%                $2.77

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
Actual                                              $1,000.00             $  912.60           0.65%                $1.51
Hypothetical (5% return before expenses)            $1,000.00             $1,021.63           0.65%                $3.27

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
Actual                                              $1,000.00             $  898.10           0.75%                $1.73
Hypothetical (5% return before expenses)            $1,000.00             $1,021.13           0.75%                $3.77


(a)   Inception date.

(b) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (December 3, 2019 through February 29, 2020), multiplied by 89/366. Hypothetical expenses are assumed for the most recent six-month period.

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.5%
               AEROSPACE & DEFENSE -- 1.3%
          220  Arconic, Inc.                            $       6,457
           14  Lockheed Martin Corp.                            5,178
           28  Teledyne Technologies, Inc. (a)                  9,445
           62  Textron, Inc.                                    2,517
                                                        -------------
                                                               23,597
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 0.1%
           28  C.H. Robinson Worldwide, Inc.                    1,929
                                                        -------------
               AIRLINES -- 0.5%
          193  Southwest Airlines Co.                           8,915
                                                        -------------
               AUTO COMPONENTS -- 0.3%
          185  BorgWarner, Inc.                                 5,846
                                                        -------------
               AUTOMOBILES -- 0.1%
           56  Harley-Davidson, Inc.                            1,706
                                                        -------------
               BANKS -- 4.1%
          218  Citigroup, Inc.                                 13,834
          273  Citizens Financial Group, Inc.                   8,652
          148  Comerica, Inc.                                   7,791
          164  JPMorgan Chase & Co.                            19,042
          391  Regions Financial Corp.                          5,286
          333  Wells Fargo & Co.                               13,603
          205  Zions Bancorp N.A.                               8,190
                                                        -------------
                                                               76,398
                                                        -------------
               BEVERAGES -- 1.0%
           77  Brown-Forman Corp., Class B                      4,729
           90  Coca-Cola (The) Co.                              4,814
           64  PepsiCo, Inc.                                    8,450
                                                        -------------
                                                               17,993
                                                        -------------
               BIOTECHNOLOGY -- 2.5%
          144  AbbVie, Inc.                                    12,342
           57  Amgen, Inc.                                     11,385
           26  Biogen, Inc. (a)                                 8,018
          201  Gilead Sciences, Inc.                           13,941
                                                        -------------
                                                               45,686
                                                        -------------
               BUILDING PRODUCTS -- 0.8%
           53  Allegion PLC                                     6,094
           94  Fortune Brands Home &
                  Security, Inc.                                5,805
           48  Johnson Controls International
                  PLC                                           1,755
           22  Masco Corp.                                        909
                                                        -------------
                                                               14,563
                                                        -------------
               CAPITAL MARKETS -- 3.0%
            8  Ameriprise Financial, Inc.                       1,130
            4  BlackRock, Inc.                                  1,852
          182  Blackstone Group (The), Inc.,
                  Class A                                       9,799
           19  Cboe Global Markets, Inc.                        2,166
          367  Franklin Resources, Inc.                         7,986
           27  Moody's Corp.                                    6,481
           26  Morgan Stanley                                   1,171


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
           35  MSCI, Inc.                               $      10,340
           10  Nasdaq, Inc.                                     1,025
           25  S&P Global, Inc.                                 6,648
           16  SEI Investments Co.                                875
           53  T. Rowe Price Group, Inc.                        6,255
                                                        -------------
                                                               55,728
                                                        -------------
               CHEMICALS -- 2.4%
           25  Air Products and Chemicals, Inc.                 5,490
            9  Celanese Corp.                                     844
          122  DuPont de Nemours, Inc.                          5,234
           26  Eastman Chemical Co.                             1,599
          107  FMC Corp.                                        9,962
           34  Linde PLC                                        6,494
           22  LyondellBasell Industries N.V.,
                  Class A                                       1,572
           22  PPG Industries, Inc.                             2,298
           20  Sherwin-Williams (The) Co.                      10,335
                                                        -------------
                                                               43,828
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.8%
           22  Cintas Corp.                                     5,869
          115  Copart, Inc. (a)                                 9,715
                                                        -------------
                                                               15,584
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.8%
          381  Cisco Systems, Inc.                             15,213
           72  F5 Networks, Inc. (a)                            8,637
          401  Juniper Networks, Inc.                           8,509
            8  Ubiquiti, Inc.                                   1,085
                                                        -------------
                                                               33,444
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 0.1%
           23  Jacobs Engineering Group, Inc.                   2,124
                                                        -------------
               CONSUMER FINANCE -- 0.9%
          307  Ally Financial, Inc.                             7,697
          293  Synchrony Financial                              8,526
                                                        -------------
                                                               16,223
                                                        -------------
               CONTAINERS & PACKAGING -- 1.2%
           75  Avery Dennison Corp.                             8,587
           81  Crown Holdings, Inc. (a)                         5,710
          234  International Paper Co.                          8,649
                                                        -------------
                                                               22,946
                                                        -------------
               DISTRIBUTORS -- 0.4%
          228  LKQ Corp. (a)                                    6,744
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.5%
          447  Equitable Holdings, Inc.                         9,566
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.7%
          955  AT&T, Inc.                                      33,635


                        See Notes to Financial Statements                Page 11

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES (CONTINUED)
          321  Verizon Communications, Inc.             $      17,386
                                                        -------------
                                                               51,021
                                                        -------------
               ELECTRIC UTILITIES -- 4.2%
           91  Entergy Corp.                                   10,639
          163  Evergy, Inc.                                    10,652
           12  Eversource Energy                                1,037
          260  Exelon Corp.                                    11,209
          160  FirstEnergy Corp.                                7,125
           58  NextEra Energy, Inc.                            14,660
          118  Pinnacle West Capital Corp.                     10,560
          196  Southern (The) Co.                              11,830
                                                        -------------
                                                               77,712
                                                        -------------
               ELECTRICAL EQUIPMENT -- 1.3%
          198  Eaton Corp. PLC                                 17,963
           92  Emerson Electric Co.                             5,898
                                                        -------------
                                                               23,861
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.2%
           49  CDW Corp.                                        5,597
           38  FLIR Systems, Inc.                               1,614
           42  Keysight Technologies, Inc. (a)                  3,980
          122  TE Connectivity Ltd.                            10,110
            5  Zebra Technologies Corp.,
                  Class A (a)                                   1,055
                                                        -------------
                                                               22,356
                                                        -------------
               ENTERTAINMENT -- 0.1%
           18  Activision Blizzard, Inc.                        1,047
           39  Liberty Media Corp.-Liberty
                  Formula One, Series C (a)                     1,523
                                                        -------------
                                                                2,570
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.8%
           30  American Tower Corp.                             6,804
          143  Equity LifeStyle Properties, Inc.                9,771
           48  Equity Residential                               3,605
           46  Gaming and Leisure Properties,
                  Inc.                                          2,055
          606  Host Hotels & Resorts, Inc.                      8,775
          200  Invitation Homes, Inc.                           5,738
           77  Mid-America Apartment
                  Communities, Inc.                             9,953
           67  Prologis, Inc.                                   5,647
           52  Public Storage                                  10,874
          161  Regency Centers Corp.                            9,248
           78  Simon Property Group, Inc.                       9,600
           66  SL Green Realty Corp.                            5,177
           39  Sun Communities, Inc.                            5,962
          196  VICI Properties, Inc.                            4,912
          163  Vornado Realty Trust                             8,733
                                                        -------------
                                                              106,854
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               FOOD & STAPLES RETAILING -- 2.5%
           39  Costco Wholesale Corp.                   $      10,964
          146  Sysco Corp.                                      9,731
          193  Walgreens Boots Alliance, Inc.                   8,832
          166  Walmart, Inc.                                   17,875
                                                        -------------
                                                               47,402
                                                        -------------
               FOOD PRODUCTS -- 2.1%
          220  Archer-Daniels-Midland Co.                       8,283
          109  Campbell Soup Co.                                4,918
          210  General Mills, Inc.                             10,290
           36  Hershey (The) Co.                                5,184
           96  J.M. Smucker (The) Co.                           9,887
                                                        -------------
                                                               38,562
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 1.9%
           24  Edwards Lifesciences Corp. (a)                   4,916
           18  Insulet Corp. (a)                                3,419
           71  Medtronic PLC                                    7,148
           64  ResMed, Inc.                                    10,173
           62  West Pharmaceutical Services,
                  Inc.                                          9,335
                                                        -------------
                                                               34,991
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 4.4%
           24  AmerisourceBergen Corp.                          2,024
           10  Anthem, Inc.                                     2,571
           20  Cardinal Health, Inc.                            1,042
          181  CVS Health Corp.                                10,711
           98  DaVita, Inc. (a)                                 7,607
          227  Henry Schein, Inc. (a)                          13,833
           48  Humana, Inc.                                    15,345
           12  Laboratory Corp. of America
                  Holdings (a)                                  2,108
           22  McKesson Corp.                                   3,077
           56  Quest Diagnostics, Inc.                          5,939
           58  UnitedHealth Group, Inc.                        14,788
           16  Universal Health Services, Inc.,
                  Class B                                       1,980
                                                        -------------
                                                               81,025
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.7%
           43  Hilton Worldwide Holdings, Inc.                  4,180
          191  Norwegian Cruise Line Holdings
                  Ltd. (a)                                      7,117
           15  Starbucks Corp.                                  1,176
                                                        -------------
                                                               12,473
                                                        -------------
               HOUSEHOLD DURABLES -- 3.0%
          129  D.R. Horton, Inc.                                6,872
           69  Garmin Ltd.                                      6,099
           97  Leggett & Platt, Inc.                            3,847
          116  Lennar Corp., Class A                            6,999
            1  NVR, Inc. (a)                                    3,667
          514  PulteGroup, Inc.                                20,663


Page 12                 See Notes to Financial Statements

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD DURABLES (CONTINUED)
           56  Whirlpool Corp.                          $       7,160
                                                        -------------
                                                               55,307
                                                        -------------
               HOUSEHOLD PRODUCTS -- 0.5%
           88  Procter & Gamble (The) Co.                       9,964
                                                        -------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.4%
          371  Vistra Energy Corp.                              7,134
                                                        -------------
               INSURANCE -- 4.8%
           70  Allstate (The) Corp.                             7,367
           26  Aon PLC                                          5,408
           54  Arthur J. Gallagher & Co.                        5,264
           47  Assurant, Inc.                                   5,668
          157  Brown & Brown, Inc.                              6,753
            4  Everest Re Group Ltd.                              992
          103  Fidelity National Financial, Inc.                3,992
           10  Globe Life, Inc.                                   927
          205  Loews Corp.                                      9,354
          110  Marsh & McLennan Cos., Inc.                     11,502
          230  MetLife, Inc.                                    9,826
          120  Prudential Financial, Inc.                       9,054
           16  Travelers (The) Cos., Inc.                       1,917
          333  Unum Group                                       7,762
           59  W.R. Berkley Corp.                               3,961
                                                        -------------
                                                               89,747
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.5%
           14  Alphabet, Inc., Class A (a)                     18,750
           47  Facebook, Inc., Class A (a)                      9,046
                                                        -------------
                                                               27,796
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 0.6%
          311  eBay, Inc.                                      10,773
                                                        -------------
               IT SERVICES -- 4.6%
           74  Accenture PLC, Class A                          13,364
           16  Black Knight, Inc. (a)                           1,067
           45  Booz Allen Hamilton Holding
                  Corp.                                         3,209
           18  Broadridge Financial Solutions,
                  Inc.                                          1,878
          177  Cognizant Technology Solutions
                  Corp., Class A                               10,785
           17  EPAM Systems, Inc. (a)                           3,794
           54  Fiserv, Inc. (a)                                 5,905
           29  Global Payments, Inc.                            5,335
          108  International Business Machines
                  Corp.                                        14,056
            8  Jack Henry & Associates, Inc.                    1,214
          129  Leidos Holdings, Inc.                           13,242
          551  Western Union (The) Co.                         12,337
                                                        -------------
                                                               86,186
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               MACHINERY -- 2.1%
           60  Cummins, Inc.                            $       9,077
           58  Dover Corp.                                      5,959
           51  Illinois Tool Works, Inc.                        8,557
           42  Ingersoll-Rand PLC                               5,420
           64  Snap-on, Inc.                                    9,264
                                                        -------------
                                                               38,277
                                                        -------------
               MEDIA -- 3.2%
            2  Cable One, Inc.                                  3,146
           25  Charter Communications, Inc.,
                  Class A (a)                                  12,329
          393  Comcast Corp., Class A                          15,889
           88  Discovery, Inc., Series A (a)                    2,262
           62  Liberty Broadband Corp.,
                  Class C (a)                                   7,805
          332  Liberty Media Corp.-Liberty
                  SiriusXM, Series C (a)                       14,814
           26  Omnicom Group, Inc.                              1,801
           52  ViacomCBS, Inc., Class B                         1,280
                                                        -------------
                                                               59,326
                                                        -------------
               METALS & MINING -- 0.4%
          191  Nucor Corp.                                      7,898
                                                        -------------
               MULTILINE RETAIL -- 1.0%
           36  Dollar General Corp.                             5,411
          126  Kohl's Corp.                                     4,933
           81  Target Corp.                                     8,343
                                                        -------------
                                                               18,687
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.0%
          150  Cabot Oil & Gas Corp.                            2,089
          192  Chevron Corp.                                   17,921
          302  ConocoPhillips                                  14,623
            4  Devon Energy Corp.                                  65
           38  HollyFrontier Corp.                              1,280
           50  Kinder Morgan, Inc.                                959
          154  ONEOK, Inc.                                     10,275
           69  Phillips 66                                      5,165
           59  Valero Energy Corp.                              3,909
                                                        -------------
                                                               56,286
                                                        -------------
               PHARMACEUTICALS -- 5.7%
          515  Bristol-Myers Squibb Co.                        30,416
           54  Eli Lilly & Co.                                  6,811
          220  Johnson & Johnson                               29,585
          266  Merck & Co., Inc.                               20,365
          466  Pfizer, Inc.                                    15,574
           18  Zoetis, Inc.                                     2,398
                                                        -------------
                                                              105,149
                                                        -------------
               PROFESSIONAL SERVICES -- 0.8%
           90  IHS Markit Ltd.                                  6,411
          175  Robert Half International, Inc.                  8,822
                                                        -------------
                                                               15,233
                                                        -------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL -- 1.0%
           58  Kansas City Southern                     $       8,739
           50  Old Dominion Freight Line, Inc.                  9,690
                                                        -------------
                                                               18,429
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.9%
           70  Advanced Micro Devices, Inc. (a)                 3,184
           18  Applied Materials, Inc.                          1,046
          339  Intel Corp.                                     18,821
           28  KLA Corp.                                        4,304
           29  Lam Research Corp.                               8,510
           24  NVIDIA Corp.                                     6,482
           35  Qorvo, Inc. (a)                                  3,520
           23  QUALCOMM, Inc.                                   1,801
           17  Teradyne, Inc.                                     999
           38  Texas Instruments, Inc.                          4,337
                                                        -------------
                                                               53,004
                                                        -------------
               SOFTWARE -- 6.3%
           41  ANSYS, Inc. (a)                                  9,930
          148  Citrix Systems, Inc.                            15,302
           21  Fair Isaac Corp. (a)                             7,897
          336  Microsoft Corp.                                 54,435
          168  NortonLifeLock, Inc.                             3,197
          260  Oracle Corp.                                    12,860
           10  RingCentral, Inc., Class A (a)                   2,357
           10  Synopsys, Inc. (a)                               1,379
           31  Tyler Technologies, Inc. (a)                     9,714
                                                        -------------
                                                              117,071
                                                        -------------
               SPECIALTY RETAIL -- 2.2%
            1  AutoZone, Inc. (a)                               1,032
           44  Best Buy Co., Inc.                               3,329
           54  CarMax, Inc. (a)                                 4,715
           52  Home Depot (The), Inc.                          11,328
           57  Lowe's Cos., Inc.                                6,074
           51  Ross Stores, Inc.                                5,548
          134  TJX (The) Cos., Inc.                             8,013
                                                        -------------
                                                               40,039
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 6.3%
          362  Apple, Inc.                                     98,956
          401  Hewlett Packard Enterprise Co.                   5,129
          102  HP, Inc.                                         2,121
           51  Seagate Technology PLC                           2,445
          265  Xerox Holdings Corp.                             8,533
                                                        -------------
                                                              117,184
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.5%
          103  NIKE, Inc., Class B                              9,206
                                                        -------------
               TOTAL COMMON STOCKS -- 99.5%                 1,844,343
               (Cost $2,060,572)                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.3%
        4,956  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 1.44% (b)       $       4,956
               (Cost $4,956)                            -------------

               TOTAL INVESTMENTS -- 99.8%                   1,849,299
               (Cost $2,065,528) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                           3,322
                                                        -------------
               NET ASSETS -- 100.0%                     $   1,852,621
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 29, 2020.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $470 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $216,699. The net unrealized depreciation was $216,229.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                   LEVEL 2       LEVEL 3
                     LEVEL 1     SIGNIFICANT   SIGNIFICANT
                      QUOTED     OBSERVABLE    UNOBSERVABLE
                      PRICES       INPUTS         INPUTS
                    ---------------------------------------
Common Stocks*      $1,844,343   $        --   $         --
Money Market
   Funds                 4,956            --             --
                    ---------------------------------------
Total Investments   $1,849,299   $        --   $         --
                    =======================================

* See Portfolio of Investments for industry breakout.


Page 14                 See Notes to Financial Statements

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               AEROSPACE & DEFENSE -- 1.4%
          157  BWX Technologies, Inc.                   $       8,610
           48  Teledyne Technologies, Inc. (a)                 16,191
                                                        -------------
                                                               24,801
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 0.3%
           70  XPO Logistics, Inc. (a)                          5,178
                                                        -------------
               AIRLINES -- 0.6%
          683  JetBlue Airways Corp. (a)                       10,778
                                                        -------------
               AUTO COMPONENTS -- 1.4%
          228  BorgWarner, Inc.                                 7,205
          320  Gentex Corp.                                     8,544
           84  Lear Corp.                                       9,341
                                                        -------------
                                                               25,090
                                                        -------------
               AUTOMOBILES -- 0.1%
           56  Harley-Davidson, Inc.                            1,706
                                                        -------------
               BANKS -- 5.9%
          545  Associated Banc-Corp.                            9,227
          136  Bank of Hawaii Corp.                            10,121
          282  BankUnited, Inc.                                 8,376
          216  CIT Group, Inc.                                  8,577
          175  Commerce Bancshares, Inc.                       10,682
           19  First Citizens BancShares, Inc.,
                  Class A                                       8,613
          357  First Hawaiian, Inc.                             8,550
          670  Fulton Financial Corp.                           9,682
          325  PacWest Bancorp                                 10,283
          593  Sterling Bancorp                                 9,832
          508  Valley National Bancorp                          4,724
          196  Zions Bancorp N.A.                               7,830
                                                        -------------
                                                              106,497
                                                        -------------
               BIOTECHNOLOGY -- 1.0%
           52  ACADIA Pharmaceuticals,
                  Inc. (a)                                      2,223
           50  Arrowhead Pharmaceuticals,
                  Inc. (a)                                      1,768
          276  Exelixis, Inc. (a)                               5,131
           62  Ligand Pharmaceuticals, Inc. (a)                 5,803
           84  Momenta Pharmaceuticals,
                  Inc. (a)                                      2,376
                                                        -------------
                                                               17,301
                                                        -------------
               BUILDING PRODUCTS -- 1.3%
          106  Advanced Drainage Systems, Inc.                  4,437
          144  Fortune Brands Home &
                  Security, Inc.                                8,892
          123  Simpson Manufacturing Co., Inc.                  9,770
                                                        -------------
                                                               23,099
                                                        -------------
               CAPITAL MARKETS -- 1.6%
          101  Cohen & Steers, Inc.                             6,328
           32  Eaton Vance Corp.                                1,320
           92  Houlihan Lokey, Inc.                             4,712
          297  Janus Henderson Group PLC                        6,297
           12  LPL Financial Holdings, Inc.                       954


SHARES         DESCRIPTION                                      VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
          178  SEI Investments Co.                      $       9,738
                                                        -------------
                                                               29,349
                                                        -------------
               CHEMICALS -- 1.6%
           10  NewMarket Corp.                                  3,886
          559  Olin Corp.                                       9,050
          141  RPM International, Inc.                          9,039
           24  Scotts Miracle-Gro (The) Co.                     2,544
          264  Valvoline, Inc.                                  5,148
                                                        -------------
                                                               29,667
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.4%
           20  Deluxe Corp.                                       666
          252  HNI Corp.                                        8,273
          521  KAR Auction Services, Inc.                      10,029
           48  MSA Safety, Inc.                                 5,840
          209  Stericycle, Inc. (a)                            12,003
           16  Tetra Tech, Inc.                                 1,294
           24  UniFirst Corp.                                   4,460
                                                        -------------
                                                               42,565
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.1%
          234  EchoStar Corp., Class A (a)                      8,171
           34  F5 Networks, Inc. (a)                            4,078
          387  Juniper Networks, Inc.                           8,212
          133  Lumentum Holdings, Inc. (a)                     10,350
           82  NetScout Systems, Inc. (a)                       2,108
          331  Viavi Solutions, Inc. (a)                        4,366
                                                        -------------
                                                               37,285
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 1.6%
          316  AECOM (a)                                       14,201
          142  EMCOR Group, Inc.                               10,923
           92  MasTec, Inc. (a)                                 4,515
                                                        -------------
                                                               29,639
                                                        -------------
               CONSUMER FINANCE -- 1.3%
          866  Navient Corp.                                    9,725
          114  OneMain Holdings, Inc.                           4,190
          420  Santander Consumer USA
                  Holdings, Inc.                               10,248
                                                        -------------
                                                               24,163
                                                        -------------
               CONTAINERS & PACKAGING -- 0.5%
          635  Graphic Packaging Holding Co.                    8,585
                                                        -------------
               DISTRIBUTORS -- 0.8%
           65  Pool Corp.                                      13,712
                                                        -------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.6%
          319  Adtalem Global Education,
                  Inc. (a)                                      9,848
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.8%
          296  Jefferies Financial Group, Inc.                  5,834


                        See Notes to Financial Statements                Page 15

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED FINANCIAL SERVICES
                  (CONTINUED)
          168  Voya Financial, Inc.                     $       8,844
                                                        -------------
                                                               14,678
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.8%
           70  Cogent Communications
                  Holdings, Inc.                                5,111
          136  GCI Liberty, Inc., Class A (a)                   9,399
                                                        -------------
                                                               14,510
                                                        -------------
               ELECTRIC UTILITIES -- 2.4%
          563  Hawaiian Electric Industries, Inc.              24,119
          350  Portland General Electric Co.                   19,043
                                                        -------------
                                                               43,162
                                                        -------------
               ELECTRICAL EQUIPMENT -- 1.9%
          118  Generac Holdings, Inc. (a)                      12,153
          452  GrafTech International Ltd.                      3,688
           49  Hubbell, Inc.                                    6,529
          144  Regal Beloit Corp.                              11,180
                                                        -------------
                                                               33,550
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 4.7%
          168  Arrow Electronics, Inc. (a)                     11,266
          194  Avnet, Inc.                                      5,952
           30  Dolby Laboratories, Inc., Class A                1,971
           38  FLIR Systems, Inc.                               1,614
          567  Jabil, Inc.                                     18,172
           14  Littelfuse, Inc.                                 2,236
          171  SYNNEX Corp.                                    21,380
          140  Trimble, Inc. (a)                                5,527
          591  Vishay Intertechnology, Inc.                    11,052
           31  Zebra Technologies Corp.,
                  Class A (a)                                   6,540
                                                        -------------
                                                               85,710
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.4%
           94  Helmerich & Payne, Inc.                          3,468
          795  Patterson-UTI Energy, Inc.                       4,555
                                                        -------------
                                                                8,023
                                                        -------------
               ENTERTAINMENT -- 0.1%
           62  Cinemark Holdings, Inc.                          1,609
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 9.8%
          492  Alexander & Baldwin, Inc.                        9,250
          182  American Homes 4 Rent, Class A                   4,712
          625  Apple Hospitality REIT, Inc.                     8,169
          310  Brixmor Property Group, Inc.                     5,645
           28  Camden Property Trust                            2,967
          720  CoreCivic, Inc.                                 10,663
           96  EastGroup Properties, Inc.                      12,070
          304  Equity Commonwealth                              9,564
          305  First Industrial Realty Trust, Inc.             11,742


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
          222  Gaming and Leisure Properties,
                  Inc.                                  $       9,917
          772  GEO Group (The), Inc.                           11,302
          160  Healthcare Trust of America, Inc.,
                  Class A                                       4,982
           30  Highwoods Properties, Inc.                       1,346
          231  Kimco Realty Corp.                               4,008
           52  Life Storage, Inc.                               5,611
          381  Macerich (The) Co.                               7,780
          182  Omega Healthcare Investors, Inc.                 7,207
          575  Park Hotels & Resorts, Inc.                     10,500
            6  PS Business Parks, Inc.                            891
          206  Rexford Industrial Realty, Inc.                  9,635
          529  Service Properties Trust                         9,564
          125  Spirit Realty Capital, Inc.                      5,688
          122  STORE Capital Corp.                              4,009
          170  Terreno Realty Corp.                             9,328
           34  Weingarten Realty Investors                        916
                                                        -------------
                                                              177,466
                                                        -------------
               FOOD & STAPLES RETAILING -- 0.4%
           39  Casey's General Stores, Inc.                     6,358
           22  Performance Food Group Co. (a)                     933
                                                        -------------
                                                                7,291
                                                        -------------
               FOOD PRODUCTS -- 1.2%
          180  Hain Celestial Group (The),
                  Inc. (a)                                      4,272
          174  Ingredion, Inc.                                 14,494
          175  Pilgrim's Pride Corp. (a)                        3,703
                                                        -------------
                                                               22,469
                                                        -------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 2.5%
           46  Hill-Rom Holdings, Inc.                          4,418
           40  Integra LifeSciences Holdings
                  Corp. (a)                                     2,084
           16  Masimo Corp. (a)                                 2,613
           46  Nevro Corp. (a)                                  5,987
           46  NuVasive, Inc. (a)                               3,027
           10  Penumbra, Inc. (a)                               1,659
           60  STERIS PLC                                       9,517
           12  Tandem Diabetes Care, Inc. (a)                     896
          105  West Pharmaceutical Services,
                  Inc.                                         15,809
                                                        -------------
                                                               46,010
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 5.5%
           74  Amedisys, Inc. (a)                              12,877
           70  AMN Healthcare Services,
                  Inc. (a)                                      5,152
           32  Chemed Corp.                                    13,364
          255  DaVita, Inc. (a)                                19,793
          222  Encompass Health Corp.                          16,614
           32  LHC Group, Inc. (a)                              3,887
           76  MEDNAX, Inc. (a)                                 1,299


Page 16                 See Notes to Financial Statements

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES
                 (CONTINUED)
           76  Molina Healthcare, Inc. (a)              $       9,314
          607  Patterson Cos., Inc.                            14,441
           66  Tenet Healthcare Corp. (a)                       1,734
                                                        -------------
                                                               98,475
                                                        -------------
               HEALTH CARE TECHNOLOGY -- 0.5%
          192  Inovalon Holdings, Inc.,
                  Class A (a)                                   3,740
           43  Teladoc Health, Inc. (a)                         5,373
                                                        -------------
                                                                9,113
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 0.9%
           42  Churchill Downs, Inc.                            5,277
           63  Marriott Vacations Worldwide
                  Corp.                                         6,097
           86  Papa John's International, Inc.                  4,954
                                                        -------------
                                                               16,328
                                                        -------------
               HOUSEHOLD DURABLES -- 3.3%
           34  Helen of Troy Ltd. (a)                           5,596
          158  KB Home                                          5,149
           93  Leggett & Platt, Inc.                            3,688
           71  Tempur Sealy International,
                  Inc. (a)                                      5,307
          321  Toll Brothers, Inc.                             11,887
           89  TopBuild Corp. (a)                               8,989
          720  TRI Pointe Group, Inc. (a)                      11,038
           68  Whirlpool Corp.                                  8,695
                                                        -------------
                                                               60,349
                                                        -------------
               INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY PRODUCERS -- 0.6%
           64  Ormat Technologies, Inc.                         4,459
          316  TerraForm Power, Inc., Class A                   5,938
                                                        -------------
                                                               10,397
                                                        -------------
               INDUSTRIAL CONGLOMERATES -- 0.5%
           66  Carlisle Cos., Inc.                              9,589
                                                        -------------
               INSURANCE -- 4.0%
           73  Assurant, Inc.                                   8,803
          256  Brighthouse Financial, Inc. (a)                  9,175
          372  Brown & Brown, Inc.                             16,000
          638  CNO Financial Group, Inc.                       10,221
          221  First American Financial Corp.                  12,619
           12  Hanover Insurance Group (The),
                  Inc.                                          1,422
          319  Old Republic International Corp.                 6,291
          325  Unum Group                                       7,576
                                                        -------------
                                                               72,107
                                                        -------------
               IT SERVICES -- 3.4%
           20  Alliance Data Systems Corp.                      1,718
           82  CACI International, Inc.,
                  Class A (a)                                  20,092
           50  CoreLogic, Inc.                                  2,268


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               IT SERVICES (CONTINUED)
          614  KBR, Inc.                                $      15,939
          102  MAXIMUS, Inc.                                    6,428
          440  Perspecta, Inc.                                 10,987
          152  Sabre Corp.                                      2,069
           28  Science Applications International
                  Corp.                                         2,244
                                                        -------------
                                                               61,745
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.9%
           53  Bio-Rad Laboratories, Inc.,
                  Class A (a)                                  18,657
           43  Bruker Corp.                                     1,873
           82  Charles River Laboratories
                  International, Inc. (a)                      12,757
           12  Medpace Holdings, Inc. (a)                       1,079
          124  NeoGenomics, Inc. (a)                            3,513
           36  PRA Health Sciences, Inc. (a)                    3,391
          182  Syneos Health, Inc. (a)                         11,530
                                                        -------------
                                                               52,800
                                                        -------------
               MACHINERY -- 2.8%
           18  AGCO Corp.                                       1,088
          206  Allison Transmission Holdings,
                  Inc.                                          8,364
           50  Graco, Inc.                                      2,466
           60  Nordson Corp.                                    8,718
          146  Oshkosh Corp.                                   10,534
           62  Snap-on, Inc.                                    8,974
          224  Timken (The) Co.                                10,044
           10  Watts Water Technologies, Inc.,
                  Class A                                         939
                                                        -------------
                                                               51,127
                                                        -------------
               MEDIA -- 1.9%
          270  AMC Networks, Inc., Class A (a)                  8,370
            8  Cable One, Inc.                                 12,584
          244  Meredith Corp.                                   6,429
          176  New York Times (The) Co.,
                  Class A                                       6,593
                                                        -------------
                                                               33,976
                                                        -------------
               METALS & MINING -- 2.6%
          290  Commercial Metals Co.                            5,295
          244  Reliance Steel & Aluminum Co.                   24,959
           60  Royal Gold, Inc.                                 5,788
          422  Steel Dynamics, Inc.                            11,238
                                                        -------------
                                                               47,280
                                                        -------------
               MULTILINE RETAIL -- 1.5%
          121  Dillard's, Inc., Class A                         6,811
          168  Kohl's Corp.                                     6,577
          512  Macy's, Inc.                                     6,774
          206  Nordstrom, Inc.                                  7,148
                                                        -------------
                                                               27,310
                                                        -------------
               MULTI-UTILITIES -- 2.0%
          102  Avista Corp.                                     4,809
          448  MDU Resources Group, Inc.                       12,423


                        See Notes to Financial Statements                Page 17

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTI-UTILITIES (CONTINUED)
          260  NorthWestern Corp.                       $      18,289
                                                        -------------
                                                               35,521
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.0%
          123  Cabot Oil & Gas Corp.                            1,713
           23  CVR Energy, Inc.                                   654
          439  Devon Energy Corp.                               7,129
           38  HollyFrontier Corp.                              1,280
          175  Murphy Oil Corp.                                 3,299
          132  World Fuel Services Corp.                        3,733
                                                        -------------
                                                               17,808
                                                        -------------
               PAPER & FOREST PRODUCTS -- 0.8%
          294  Domtar Corp.                                     8,459
          194  Louisiana-Pacific Corp.                          5,519
                                                        -------------
                                                               13,978
                                                        -------------
               PERSONAL PRODUCTS -- 0.3%
          202  Nu Skin Enterprises, Inc., Class A               4,953
                                                        -------------
               PHARMACEUTICALS -- 0.8%
          318  Prestige Consumer Healthcare,
                  Inc. (a)                                     11,881
           11  Reata Pharmaceuticals, Inc.,
                  Class A (a)                                   2,142
                                                        -------------
                                                               14,023
                                                        -------------
               PROFESSIONAL SERVICES -- 0.9%
           56  FTI Consulting, Inc. (a)                         6,305
          138  ManpowerGroup, Inc.                             10,480
                                                        -------------
                                                               16,785
                                                        -------------
               ROAD & RAIL -- 0.7%
           66  Old Dominion Freight Line, Inc.                 12,791
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.0%
          142  Cirrus Logic, Inc. (a)                           9,747
           94  Entegris, Inc.                                   5,012
          114  Synaptics, Inc. (a)                              7,530
          220  Teradyne, Inc.                                  12,927
                                                        -------------
                                                               35,216
                                                        -------------
               SOFTWARE -- 3.7%
           40  Appfolio, Inc., Class A (a)                      4,919
           68  CDK Global, Inc.                                 3,129
           60  Envestnet, Inc. (a)                              4,529
           42  Fair Isaac Corp. (a)                            15,793
          129  j2 Global, Inc.                                 11,266
           19  Manhattan Associates, Inc. (a)                   1,280
          228  Nuance Communications, Inc. (a)                  4,929
           52  Pegasystems, Inc.                                4,706
           54  Tyler Technologies, Inc. (a)                    16,921
                                                        -------------
                                                               67,472
                                                        -------------
               SPECIALTY RETAIL -- 3.7%
          627  American Eagle Outfitters, Inc.                  8,076
          335  AutoNation, Inc. (a)                            14,314


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
          142  Dick's Sporting Goods, Inc.              $       5,170
          256  Foot Locker, Inc.                                9,280
           12  Lithia Motors, Inc., Class A                     1,430
           50  Murphy USA, Inc. (a)                             4,875
          233  Penske Automotive Group, Inc.                   10,723
           35  RH (a)                                           6,349
          117  Williams-Sonoma, Inc.                            7,300
                                                        -------------
                                                               67,517
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.8%
           72  NCR Corp. (a)                                    1,814
          410  Xerox Holdings Corp.                            13,202
                                                        -------------
                                                               15,016
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.8%
           16  Deckers Outdoor Corp. (a)                        2,781
          188  Hanesbrands, Inc.                                2,489
           80  PVH Corp.                                        5,929
          115  Steven Madden Ltd.                               3,760
                                                        -------------
                                                               14,959
                                                        -------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.5%
          699  MGIC Investment Corp.                            8,409
        1,278  New York Community Bancorp,
                  Inc.                                         13,815
           40  Radian Group, Inc.                                 850
          156  Washington Federal, Inc.                         4,678
                                                        -------------
                                                               27,752
                                                        -------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 0.8%
           52  HD Supply Holdings, Inc. (a)                     1,977
          156  MSC Industrial Direct Co., Inc.,
                  Class A                                       9,644
           36  SiteOne Landscape Supply,
                  Inc. (a)                                      3,573
                                                        -------------
                                                               15,194
                                                        -------------
               TOTAL COMMON STOCKS -- 99.7%                 1,803,322
               (Cost $2,049,741)                        -------------

               MONEY MARKET FUNDS -- 0.2%
        3,659  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 1.44% (b)               3,659
               (Cost $3,659)                            -------------

               TOTAL INVESTMENTS -- 99.9%                   1,806,981
               (Cost $2,053,400) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                           1,813
                                                        -------------
               NET ASSETS -- 100.0%                     $   1,808,794
                                                        =============


Page 18                 See Notes to Financial Statements

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 29, 2020.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,747 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $249,166. The net unrealized depreciation was $246,419.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                   LEVEL 2       LEVEL 3
                     LEVEL 1     SIGNIFICANT   SIGNIFICANT
                      QUOTED     OBSERVABLE    UNOBSERVABLE
                      PRICES       INPUTS         INPUTS
                    ---------------------------------------
Common Stocks*      $1,803,322   $        --   $         --
Money Market
   Funds                 3,659            --             --
                    ---------------------------------------
Total Investments   $1,806,981   $        --   $         --
                    =======================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 19

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               AEROSPACE & DEFENSE -- 0.5%
          160  Maxar Technologies, Inc.                 $       2,433
          127  Triumph Group, Inc.                              2,413
           76  Vectrus, Inc. (a)                                3,959
                                                        -------------
                                                                8,805
                                                        -------------
               AUTO COMPONENTS -- 1.1%
          663  Dana, Inc.                                       9,534
          106  LCI Industries                                  10,234
                                                        -------------
                                                               19,768
                                                        -------------
               AUTOMOBILES -- 0.4%
          127  Winnebago Industries, Inc.                       6,590
                                                        -------------
               BANKS -- 6.5%
          902  Boston Private Financial
                  Holdings, Inc.                                8,799
          154  Cathay General Bancorp                           4,740
          152  Columbia Banking System, Inc.                    5,046
          659  Fulton Financial Corp.                           9,523
          316  Great Western Bancorp, Inc.                      8,491
          680  Hilltop Holdings, Inc.                          14,164
          746  Hope Bancorp, Inc.                               9,109
          142  International Bancshares Corp.                   4,842
          933  Investors Bancorp, Inc.                          9,834
          336  Pacific Premier Bancorp, Inc.                    8,679
          312  Renasant Corp.                                   8,839
           68  South State Corp.                                4,632
          130  Triumph Bancorp, Inc. (a)                        4,403
          209  Trustmark Corp.                                  5,622
          180  United Community Banks, Inc.                     4,459
          498  Valley National Bancorp                          4,631
                                                        -------------
                                                              115,813
                                                        -------------
               BIOTECHNOLOGY -- 3.8%
           77  ACADIA Pharmaceuticals,
                  Inc. (a)                                      3,291
          180  Anika Therapeutics, Inc. (a)                     7,517
          108  Arena Pharmaceuticals, Inc. (a)                  4,817
           89  Arrowhead Pharmaceuticals,
                  Inc. (a)                                      3,147
           46  Constellation Pharmaceuticals,
                  Inc. (a)                                      1,626
           38  Eagle Pharmaceuticals, Inc. (a)                  1,744
           76  Eidos Therapeutics, Inc. (a)                     3,844
          168  Enanta Pharmaceuticals, Inc. (a)                 8,548
           50  Kodiak Sciences, Inc. (a)                        3,198
           48  Krystal Biotech, Inc. (a)                        2,565
          100  Ligand Pharmaceuticals, Inc. (a)                 9,360
          184  Molecular Templates, Inc. (a)                    2,960
          130  Momenta Pharmaceuticals,
                  Inc. (a)                                      3,678
           80  Myriad Genetics, Inc. (a)                        1,410
           85  Natera, Inc. (a)                                 3,222
           46  Principia Biopharma, Inc. (a)                    2,970
          431  Vanda Pharmaceuticals, Inc. (a)                  4,754
                                                        -------------
                                                               68,651
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               BUILDING PRODUCTS -- 3.0%
           22  Advanced Drainage Systems, Inc.          $         921
           58  American Woodmark Corp. (a)                      4,859
          444  Builders FirstSource, Inc. (a)                  10,083
          121  Gibraltar Industries, Inc. (a)                   6,131
           85  Masonite International Corp. (a)                 6,247
          224  Patrick Industries, Inc.                        11,834
           83  Simpson Manufacturing Co., Inc.                  6,593
          136  Universal Forest Products, Inc.                  6,373
                                                        -------------
                                                               53,041
                                                        -------------
               CAPITAL MARKETS -- 2.5%
          148  Ares Management Corp., Class A                   5,119
          337  Artisan Partners Asset
                  Management, Inc., Class A                     9,632
           93  Cohen & Steers, Inc.                             5,826
          205  Federated Hermes, Inc.                           5,914
          342  Hercules Capital, Inc.                           4,514
           84  Houlihan Lokey, Inc.                             4,303
          652  Waddell & Reed Financial, Inc.,
                  Class A                                       8,972
                                                        -------------
                                                               44,280
                                                        -------------
               CHEMICALS -- 1.0%
           92  Innospec, Inc.                                   7,962
          586  Olin Corp.                                       9,487
                                                        -------------
                                                               17,449
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.3%
           97  Brady Corp., Class A                             4,592
            8  Cimpress PLC (a)                                   931
           20  Deluxe Corp.                                       666
           21  Herman Miller, Inc.                                719
          448  KAR Auction Services, Inc.                       8,624
          192  Knoll, Inc.                                      3,387
           70  McGrath RentCorp                                 4,862
           55  MSA Safety, Inc.                                 6,692
           66  Tetra Tech, Inc.                                 5,337
           28  UniFirst Corp.                                   5,203
                                                        -------------
                                                               41,013
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.3%
          425  Comtech Telecommunications
                  Corp.                                        11,908
           78  Lumentum Holdings, Inc. (a)                      6,070
          387  Viavi Solutions, Inc. (a)                        5,105
                                                        -------------
                                                               23,083
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 0.8%
          114  Arcosa, Inc.                                     4,897
          197  MasTec, Inc. (a)                                 9,669
                                                        -------------
                                                               14,566
                                                        -------------
               CONSUMER FINANCE -- 0.6%
        1,027  Navient Corp.                                   11,533
                                                        -------------


Page 20                 See Notes to Financial Statements

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.6%
          289  Cannae Holdings, Inc. (a)                $      10,777
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 0.7%
          165  Cogent Communications
                  Holdings, Inc.                               12,047
                                                        -------------
               ELECTRIC UTILITIES -- 0.7%
          244  Portland General Electric Co.                   13,276
                                                        -------------
               ELECTRICAL EQUIPMENT -- 1.4%
          268  Atkore International Group,
                  Inc. (a)                                      9,892
           38  AZZ, Inc.                                        1,402
          129  Generac Holdings, Inc. (a)                      13,285
           20  Vicor Corp. (a)                                    865
                                                        -------------
                                                               25,444
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 3.7%
           16  Badger Meter, Inc.                                 963
          482  Benchmark Electronics, Inc.                     13,101
          168  Insight Enterprises, Inc. (a)                    9,255
          143  Methode Electronics, Inc.                        4,384
          150  Plexus Corp. (a)                                 9,953
          234  Sanmina Corp. (a)                                6,152
          814  TTM Technologies, Inc. (a)                      10,574
          584  Vishay Intertechnology, Inc.                    10,921
                                                        -------------
                                                               65,303
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 9.2%
           96  Alexander & Baldwin, Inc.                        1,805
          114  Chatham Lodging Trust                            1,589
          705  CoreCivic, Inc.                                 10,441
           24  CorEnergy Infrastructure Trust,
                  Inc.                                            838
          459  Easterly Government Properties,
                  Inc.                                         10,910
           47  EastGroup Properties, Inc.                       5,909
          293  First Industrial Realty Trust, Inc.             11,280
          762  GEO Group (The), Inc.                           11,156
          340  Global Medical REIT, Inc.                        4,750
          156  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.                  5,296
          736  Hersha Hospitality Trust                         8,486
          708  Independence Realty Trust, Inc.                  9,388
           68  Investors Real Estate Trust                      4,791
          344  iStar, Inc.                                      5,205
            3  Kite Realty Group Trust                             48
           48  Office Properties Income Trust                   1,398
           56  Piedmont Office Realty Trust,
                  Inc., Class A                                 1,209
          685  RLJ Lodging Trust                                9,049
           72  RPT Realty                                         933
           96  Safehold, Inc.                                   5,243
          892  Summit Hotel Properties, Inc.                    8,269
          832  Sunstone Hotel Investors, Inc.                   9,110


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
          695  Tanger Factory Outlet Centers,
                  Inc.                                  $       8,326
          202  Terreno Realty Corp.                            11,084
           91  Universal Health Realty Income
                  Trust                                         9,803
          534  Xenia Hotels & Resorts, Inc.                     7,989
                                                        -------------
                                                              164,305
                                                        -------------
               FOOD & STAPLES RETAILING -- 0.1%
          102  Sprouts Farmers Market, Inc. (a)                 1,630
                                                        -------------
               FOOD PRODUCTS -- 1.3%
          648  B&G Foods, Inc.                                  9,590
          224  Darling Ingredients, Inc. (a)                    5,757
           78  Freshpet, Inc. (a)                               5,184
           51  John B. Sanfilippo & Son, Inc.                   3,580
                                                        -------------
                                                               24,111
                                                        -------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 4.6%
          667  AngioDynamics, Inc. (a)                          7,664
          130  AtriCure, Inc. (a)                               4,995
           68  CONMED Corp.                                     6,436
           84  CryoLife, Inc. (a)                               2,153
           40  Globus Medical, Inc., Class A (a)                1,809
           12  Heska Corp. (a)                                  1,146
          146  Integer Holdings Corp. (a)                      13,165
          314  Merit Medical Systems, Inc. (a)                 11,307
           64  Natus Medical, Inc. (a)                          1,720
           68  Nevro Corp. (a)                                  8,850
           64  Novocure Ltd. (a)                                4,656
          108  NuVasive, Inc. (a)                               7,107
           46  Orthofix Medical, Inc. (a)                       1,626
           17  Tactile Systems Technology,
                  Inc. (a)                                        857
           14  Tandem Diabetes Care, Inc. (a)                   1,045
          352  Varex Imaging Corp. (a)                          8,173
                                                        -------------
                                                               82,709
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 5.2%
           64  Acadia Healthcare Co., Inc. (a)                  1,894
           58  Addus HomeCare Corp. (a)                         4,424
           71  Amedisys, Inc. (a)                              12,355
          114  AMN Healthcare Services,
                  Inc. (a)                                      8,390
           46  BioTelemetry, Inc. (a)                           1,965
           26  CorVel Corp. (a)                                 1,792
           48  Ensign Group (The), Inc.                         2,136
          101  LHC Group, Inc. (a)                             12,267
          150  Magellan Health, Inc. (a)                        9,001
           76  MEDNAX, Inc. (a)                                 1,299
          150  Patterson Cos., Inc.                             3,569
          178  RadNet, Inc. (a)                                 3,637
          838  Select Medical Holdings Corp. (a)               20,062
          140  Tenet Healthcare Corp. (a)                       3,679
          382  Tivity Health, Inc. (a)                          4,840


                        See Notes to Financial Statements                Page 21

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES
                 (CONTINUED)
           18  US Physical Therapy, Inc.                $       1,876
                                                        -------------
                                                               93,186
                                                        -------------
               HEALTH CARE TECHNOLOGY -- 1.5%
           66  HMS Holdings Corp. (a)                           1,516
          539  Inovalon Holdings, Inc.,
                  Class A (a)                                  10,500
           26  Omnicell, Inc. (a)                               2,118
          146  Simulations Plus, Inc.                           4,754
           70  Teladoc Health, Inc. (a)                         8,747
                                                        -------------
                                                               27,635
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.5%
           38  Marriott Vacations Worldwide
                  Corp.                                         3,678
           84  Papa John's International, Inc.                  4,839
                                                        -------------
                                                                8,517
                                                        -------------
               HOUSEHOLD DURABLES -- 3.2%
          146  Century Communities, Inc. (a)                    4,866
           32  Helen of Troy Ltd. (a)                           5,267
           97  Installed Building Products,
                  Inc. (a)                                      6,407
          318  KB Home                                         10,364
          120  M/I Homes, Inc. (a)                              4,468
           26  Meritage Homes Corp. (a)                         1,650
           90  Taylor Morrison Home Corp. (a)                   2,027
          104  TopBuild Corp. (a)                              10,504
          723  TRI Pointe Group, Inc. (a)                      11,083
                                                        -------------
                                                               56,636
                                                        -------------
               HOUSEHOLD PRODUCTS -- 0.5%
          362  Central Garden & Pet Co.,
                  Class A (a)                                   9,162
                                                        -------------
               INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY PRODUCERS -- 1.3%
          564  Clearway Energy, Inc., Class C                  11,867
           73  Ormat Technologies, Inc.                         5,087
          331  TerraForm Power, Inc., Class A                   6,219
                                                        -------------
                                                               23,173
                                                        -------------
               INSURANCE -- 2.0%
           90  AMERISAFE, Inc.                                  5,865
          630  CNO Financial Group, Inc.                       10,093
          248  Employers Holdings, Inc.                         9,558
           46  Kinsale Capital Group, Inc.                      5,588
           61  RLI Corp.                                        4,903
                                                        -------------
                                                               36,007
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.1%
           62  EverQuote, Inc., Class A (a)                     2,518
                                                        -------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.1%
           38  PetMed Express, Inc.                             1,003
                                                        -------------



SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               IT SERVICES -- 3.2%
          116  Cardtronics PLC, Class A (a)             $       4,207
          130  CSG Systems International, Inc.                  5,752
          329  KBR, Inc.                                        8,541
            4  ManTech International Corp.,
                  Class A                                         300
           32  MAXIMUS, Inc.                                    2,017
          238  NIC, Inc.                                        4,353
          231  Perficient, Inc. (a)                             9,464
          440  Perspecta, Inc.                                 10,987
          364  Sykes Enterprises, Inc. (a)                     11,532
           23  TTEC Holdings, Inc.                                861
            2  Verra Mobility Corp. (a)                            30
                                                        -------------
                                                               58,044
                                                        -------------
               LEISURE PRODUCTS -- 0.0%
           34  Acushnet Holdings Corp.                            865
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.3%
           42  Medpace Holdings, Inc. (a)                       3,778
          174  NeoGenomics, Inc. (a)                            4,929
          216  Syneos Health, Inc. (a)                         13,684
                                                        -------------
                                                               22,391
                                                        -------------
               MACHINERY -- 2.6%
           24  Astec Industries, Inc.                             901
           58  ESCO Technologies, Inc.                          5,273
          526  Evoqua Water Technologies
                  Corp. (a)                                    11,030
           19  Franklin Electric Co., Inc.                        982
          435  Meritor, Inc. (a)                                9,870
          286  Spartan Motors, Inc.                             4,219
          114  SPX Corp. (a)                                    4,780
           14  Tennant Co.                                      1,002
          659  Wabash National Corp.                            7,236
           11  Watts Water Technologies, Inc.,
                  Class A                                       1,033
                                                        -------------
                                                               46,326
                                                        -------------
               MEDIA -- 0.9%
          246  AMC Networks, Inc., Class A (a)                  7,626
           71  Cardlytics, Inc. (a)                             5,637
           58  Meredith Corp.                                   1,528
          120  MSG Networks, Inc., Class A (a)                  1,517
                                                        -------------
                                                               16,308
                                                        -------------
               METALS & MINING -- 1.3%
          282  Commercial Metals Co.                            5,149
          482  Schnitzer Steel Industries, Inc.,
                  Class A                                       7,944
          538  Warrior Met Coal, Inc.                           9,533
                                                        -------------
                                                               22,626
                                                        -------------
               MULTILINE RETAIL -- 0.8%
          425  Big Lots, Inc.                                   6,719
          124  Dillard's, Inc., Class A                         6,980
                                                        -------------
                                                               13,699
                                                        -------------


Page 22                 See Notes to Financial Statements

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTI-UTILITIES -- 1.8%
          360  Avista Corp.                             $      16,974
          216  NorthWestern Corp.                              15,193
                                                        -------------
                                                               32,167
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.3%
          137  Arch Coal, Inc., Class A                         6,898
           23  CVR Energy, Inc.                                   654
          685  Dorian LPG Ltd. (a)                              7,617
          205  Par Pacific Holdings, Inc. (a)                   3,401
          368  PDC Energy, Inc. (a)                             7,003
           20  Renewable Energy Group, Inc. (a)                   529
          126  Scorpio Tankers, Inc.                            2,492
          369  SFL Corp. Ltd.                                   4,480
          238  Teekay Tankers Ltd., Class A (a)                 3,939
          130  World Fuel Services Corp.                        3,676
                                                        -------------
                                                               40,689
                                                        -------------
               PAPER & FOREST PRODUCTS -- 1.5%
          280  Boise Cascade Co.                                9,934
          262  Domtar Corp.                                     7,538
          186  Louisiana-Pacific Corp.                          5,292
          123  Schweitzer-Mauduit International,
                  Inc.                                          4,147
                                                        -------------
                                                               26,911
                                                        -------------
               PERSONAL PRODUCTS -- 0.1%
           54  Nu Skin Enterprises, Inc., Class A               1,324
                                                        -------------
               PHARMACEUTICALS -- 2.2%
          174  ANI Pharmaceuticals, Inc. (a)                    8,354
           34  Axsome Therapeutics, Inc. (a)                    2,652
          421  Corcept Therapeutics, Inc. (a)                   5,313
          156  Innoviva, Inc. (a)                               2,101
           86  Phibro Animal Health Corp.,
                  Class A                                       2,172
          314  Prestige Consumer Healthcare,
                  Inc. (a)                                     11,731
          388  Supernus Pharmaceuticals,
                  Inc. (a)                                      6,980
                                                        -------------
                                                               39,303
                                                        -------------
               PROFESSIONAL SERVICES -- 1.3%
           16  CBIZ, Inc. (a)                                     417
           56  FTI Consulting, Inc. (a)                         6,305
          292  Korn Ferry                                      10,214
          448  TrueBlue, Inc. (a)                               6,666
                                                        -------------
                                                               23,602
                                                        -------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 1.2%
          421  Newmark Group, Inc., Class A                     4,020
          608  Realogy Holdings Corp.                           5,636
          144  Redfin Corp. (a)                                 3,897
          212  RMR Group (The), Inc., Class A                   7,899
                                                        -------------
                                                               21,452
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               ROAD & RAIL -- 0.4%
          362  ArcBest Corp.                            $       7,171
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.7%
           63  Ambarella, Inc. (a)                              3,745
          100  Cirrus Logic, Inc. (a)                           6,864
          238  Diodes, Inc. (a)                                10,474
          168  Enphase Energy, Inc. (a)                         8,227
          209  Lattice Semiconductor Corp. (a)                  3,752
          348  Rambus, Inc. (a)                                 4,865
          216  SMART Global Holdings, Inc. (a)                  5,798
          128  Synaptics, Inc. (a)                              8,454
          314  Ultra Clean Holdings, Inc. (a)                   6,566
          438  Xperi Corp.                                      7,529
                                                        -------------
                                                               66,274
                                                        -------------
               SOFTWARE -- 1.9%
           90  Appfolio, Inc., Class A (a)                     11,067
          314  Ebix, Inc.                                       8,302
           70  Envestnet, Inc. (a)                              5,284
          339  Model N, Inc. (a)                                9,831
                                                        -------------
                                                               34,484
                                                        -------------
               SPECIALTY RETAIL -- 5.2%
          444  Abercrombie & Fitch Co.,
                  Class A                                       5,830
           54  America's Car-Mart, Inc. (a)                     5,550
          754  American Eagle Outfitters, Inc.                  9,711
           50  Asbury Automotive Group,
                  Inc. (a)                                      4,432
          220  Buckle (The), Inc.                               4,979
          278  Genesco, Inc. (a)                                9,566
           95  Group 1 Automotive, Inc.                         8,097
           52  Guess?, Inc.                                       842
          388  Hibbett Sports, Inc. (a)                         7,574
           36  Lithia Motors, Inc., Class A                     4,290
            9  Murphy USA, Inc. (a)                               877
          417  Rent-A-Center, Inc.                              8,878
           44  RH (a)                                           7,982
          264  Signet Jewelers Ltd.                             6,156
           21  Sleep Number Corp. (a)                             925
           98  Sonic Automotive, Inc., Class A                  2,744
          222  Urban Outfitters, Inc. (a)                       5,219
                                                        -------------
                                                               93,652
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.7%
           58  Crocs, Inc. (a)                                  1,518
           32  Deckers Outdoor Corp. (a)                        5,561
          334  Movado Group, Inc.                               4,910
           24  Steven Madden Ltd.                                 785
                                                        -------------
                                                               12,774
                                                        -------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.4%
          164  HomeStreet, Inc.                                 4,443
          140  Meta Financial Group, Inc.                       4,599
          154  PennyMac Financial Services,
                  Inc.                                          5,430


                        See Notes to Financial Statements                Page 23

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2020 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               THRIFTS & MORTGAGE FINANCE
                 (CONTINUED)
          620  Radian Group, Inc.                       $      13,169
          156  Walker & Dunlop, Inc.                           10,117
          154  Washington Federal, Inc.                         4,618
                                                        -------------
                                                               42,376
                                                        -------------
               TOBACCO -- 0.7%
          204  Universal Corp.                                 10,068
          157  Vector Group Ltd.                                1,824
                                                        -------------
                                                               11,892
                                                        -------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 3.2%
          497  BMC Stock Holdings, Inc. (a)                    12,191
          305  Foundation Building Materials,
                  Inc. (a)                                      4,758
          410  GMS, Inc. (a)                                    9,369
          916  NOW, Inc. (a)                                    8,088
           46  Rush Enterprises, Inc., Class A                  1,928
           54  SiteOne Landscape Supply,
                  Inc. (a)                                      5,360
          210  Triton International Ltd.                        7,218
          184  WESCO International, Inc. (a)                    7,465
                                                        -------------
                                                               56,377
                                                        -------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.5%
          419  Telephone & Data Systems, Inc.                   8,439
                                                        -------------
               TOTAL COMMON STOCKS -- 99.7%                 1,781,177
               (Cost $2,040,333)                        -------------

               MONEY MARKET FUNDS -- 0.3%
        4,825  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 1.44% (b)               4,825
               (Cost $4,825)                            -------------

               TOTAL INVESTMENTS -- 100.0%                  1,786,002
               (Cost $2,045,158) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                           (22)
                                                        -------------
               NET ASSETS -- 100.0%                     $   1,785,980
                                                        =============


(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 29, 2020.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,211 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $264,367. The net unrealized depreciation was $259,156.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                   LEVEL 2       LEVEL 3
                     LEVEL 1     SIGNIFICANT   SIGNIFICANT
                      QUOTED     OBSERVABLE    UNOBSERVABLE
                      PRICES       INPUTS         INPUTS
                    ---------------------------------------
Common Stocks*      $1,781,177   $        --   $         --
Money Market
   Funds                 4,825            --             --
                    ---------------------------------------
Total Investments   $1,786,002   $        --   $         --
                    =======================================

* See Portfolio of Investments for industry breakout.


Page 24                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 29, 2020 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        ACTIVE FACTOR       ACTIVE FACTOR       ACTIVE FACTOR
                                                                        LARGE CAP ETF        MID CAP ETF        SMALL CAP ETF
                                                                           (AFLG)              (AFMC)              (AFSM)
                                                                       ---------------     ---------------     ---------------
ASSETS:
Investments, at value.............................................     $     1,849,299     $     1,806,981     $     1,786,002
Dividends receivable..............................................               4,274               2,918               1,237
                                                                       ---------------     ---------------     ---------------
   Total Assets...................................................           1,853,573           1,809,899           1,787,239
                                                                       ---------------     ---------------     ---------------
LIABILITIES:
Investment advisory fees payable..................................                 952               1,105               1,259
                                                                       ---------------     ---------------     ---------------
   Total Liabilities..............................................                 952               1,105               1,259
                                                                       ---------------     ---------------     ---------------
NET ASSETS........................................................     $     1,852,621     $     1,808,794     $     1,785,980
                                                                       ===============     ===============     ===============
NET ASSETS CONSIST OF:
Paid-in capital...................................................     $     1,995,473     $     1,997,128     $     2,006,314
Par value.........................................................               1,000               1,000               1,000
Accumulated distributable earnings (loss).........................            (143,852)           (189,334)           (221,334)
                                                                       ---------------     ---------------     ---------------
NET ASSETS........................................................     $     1,852,621     $     1,808,794     $     1,785,980
                                                                       ===============     ===============     ===============
NET ASSET VALUE, per share........................................     $         18.53     $         18.09     $         17.86
                                                                       ===============     ===============     ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).........................             100,002             100,002             100,002
                                                                       ===============     ===============     ===============
Investments, at cost..............................................     $     2,065,528     $     2,053,400     $     2,045,158
                                                                       ===============     ===============     ===============


                        See Notes to Financial Statements                Page 25

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE PERIOD DECEMBER 3, 2019 (a) THROUGH FEBRUARY 29, 2020 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        ACTIVE FACTOR       ACTIVE FACTOR       ACTIVE FACTOR
                                                                        LARGE CAP ETF        MID CAP ETF        SMALL CAP ETF
                                                                           (AFLG)              (AFMC)              (AFSM)
                                                                       ---------------     ---------------     ---------------
INVESTMENT INCOME:
Dividends.........................................................     $        11,113     $        10,595     $         8,867
                                                                       ---------------     ---------------     ---------------
   Total investment income........................................              11,113              10,595               8,867
                                                                       ---------------     ---------------     ---------------
EXPENSES:
Investment advisory fees..........................................               2,770               3,243               3,735
                                                                       ---------------     ---------------     ---------------
   Total expenses.................................................               2,770               3,243               3,735
                                                                       ---------------     ---------------     ---------------
NET INVESTMENT INCOME (LOSS)......................................               8,343               7,352               5,132
                                                                       ---------------     ---------------     ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments....................................................             (23,973)            (35,612)            (65,242)
   In-kind redemptions............................................              92,007              91,345             104,432
                                                                       ---------------     ---------------     ---------------
Net realized gain (loss)..........................................              68,034              55,733              39,190
                                                                       ---------------     ---------------     ---------------
Net change in unrealized appreciation (depreciation) on
   investments....................................................            (216,229)           (246,419)           (259,156)
                                                                       ---------------     ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...........................            (148,195)           (190,686)           (219,966)
                                                                       ---------------     ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS................................................     $      (139,852)    $      (183,334)    $      (214,834)
                                                                       ===============     ===============     ===============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 26                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD DECEMBER 3, 2019 (a) THROUGH FEBRUARY 29, 2020 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        ACTIVE FACTOR       ACTIVE FACTOR       ACTIVE FACTOR
                                                                        LARGE CAP ETF        MID CAP ETF        SMALL CAP ETF
                                                                           (AFLG)              (AFMC)              (AFSM)
                                                                       ---------------     ---------------     ---------------
OPERATIONS:
Net investment income (loss)......................................     $         8,343     $         7,352     $         5,132
Net realized gain (loss)..........................................              68,034              55,733              39,190
Net change in unrealized appreciation (depreciation)..............            (216,229)           (246,419)           (259,156)
                                                                       ---------------     ---------------     ---------------
Net increase (decrease) in net assets resulting from operations...            (139,852)           (183,334)           (214,834)
                                                                       ---------------     ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.............................................              (4,000)             (6,000)             (6,500)
                                                                       ---------------     ---------------     ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.........................................           3,045,020           3,032,718           3,026,068
Cost of shares redeemed...........................................          (1,048,547)         (1,034,590)         (1,018,754)
                                                                       ---------------     ---------------     ---------------
Net increase (decrease) in net assets resulting from shareholder
   transactions...................................................           1,996,473           1,998,128           2,007,314
                                                                       ---------------     ---------------     ---------------
Total increase (decrease) in net assets...........................           1,852,621           1,808,794           1,785,980
NET ASSETS:
Beginning of period...............................................                  --                  --                  --
                                                                       ---------------     ---------------     ---------------
End of period.....................................................     $     1,852,621     $     1,808,794     $     1,785,980
                                                                       ===============     ===============     ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...........................                  --                  --                  --
Shares sold.......................................................             150,002             150,002             150,002
Shares redeemed...................................................             (50,000)            (50,000)            (50,000)
                                                                       ---------------     ---------------     ---------------
Shares outstanding, end of period.................................             100,002             100,002             100,002
                                                                       ===============     ===============     ===============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 27

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)

                                                                     PERIOD
                                                                      ENDED
                                                                  2/29/2020 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   19.87
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.08
Net realized and unrealized gain (loss)........................         (1.38)
                                                                    ---------
Total from investment operations...............................         (1.30)
                                                                    ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.04)
                                                                    ---------
Net asset value, end of period.................................     $   18.53
                                                                    =========
TOTAL RETURN (b)...............................................         (6.56)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $   1,853
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.55% (c)
Ratio of net investment income (loss) to average net assets....          1.66% (c)
Portfolio turnover rate (d)....................................            18%

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)

                                                                     PERIOD
                                                                      ENDED
                                                                  2/29/2020 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   19.88
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.07
Net realized and unrealized gain (loss)........................         (1.80)
                                                                    ---------
Total from investment operations...............................         (1.73)
                                                                    ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.06)
                                                                    ---------
Net asset value, end of period.................................     $   18.09
                                                                    =========
TOTAL RETURN (b)...............................................         (8.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $   1,809
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.65% (c)
Ratio of net investment income (loss) to average net assets....          1.47% (c)
Portfolio turnover rate (d)....................................            25%

(a) Inception date is December 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 28                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)

                                                                     PERIOD
                                                                      ENDED
                                                                  2/29/2020 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   19.95
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.06
Net realized and unrealized gain (loss)........................         (2.08)
                                                                    ---------
Total from investment operations...............................         (2.02)
                                                                    ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.07)
                                                                    ---------
Net asset value, end of period.................................     $   17.86
                                                                    =========
TOTAL RETURN (b)...............................................        (10.19)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $   1,786
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.75% (c)
Ratio of net investment income (loss) to average net assets....          1.03% (c)
Portfolio turnover rate (d)....................................            27%

(a) Inception date is December 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 29

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen funds that are offering shares. This report covers the three funds listed below. The shares of each fund are listed and traded on the NYSE Arca, Inc. ("NYSE Arca").

    First Trust Active Factor Large Cap ETF - (NYSE Arca ticker "AFLG")(1) First Trust Active Factor Mid Cap ETF - (NYSE Arca ticker "AFMC")(1) First Trust Active Factor Small Cap ETF - (NYSE Arca ticker "AFSM")(1)

      (1)   Commenced investment operations on December 3, 2019.

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund. Each Fund's investment objective is to seek to provide capital appreciation.

Under normal market conditions, AFLG will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by large capitalization companies.

Under normal market conditions, AFMC will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by mid capitalization companies.

Under normal market conditions, AFSM will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by small capitalization companies.

There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 29, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

D. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of February 29, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund's assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Each Fund has agreed to pay First Trust an annual unitary management fee based on each Fund's average daily net assets at a rate set forth below:

                                                                    Rate
                                                               ---------------
First Trust Active Factor Large Cap ETF                             0.55%
First Trust Active Factor Mid Cap ETF                               0.65%
First Trust Active Factor Small Cap ETF                             0.75%

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended February 29, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust Active Factor Large Cap ETF                         $    362,174    $    363,243
First Trust Active Factor Mid Cap ETF                                483,261         482,506
First Trust Active Factor Small Cap ETF                              520,320         521,672

For the period ended February 29, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust Active Factor Large Cap ETF                         $  3,039,172    $  1,045,512
First Trust Active Factor Mid Cap ETF                              3,027,702       1,034,199
First Trust Active Factor Small Cap ETF                            3,021,362       1,018,636


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 24, 2021.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

Beginning in December 2019, the outbreak of the respiratory disease designated as COVID-19 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short-term or may last for an extended period of time and, in either case, could result in a substantial economic downturn or recession. Management is continuing to monitor this event.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE


                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of the following three series of the Trust (each a "Fund" and collectively, the "Funds"):

        First Trust Active Factor Large Cap ETF (AFLG)
        First Trust Active Factor Mid Cap ETF (AFMC)
        First Trust Active Factor Small Cap ETF (AFSM)

The Board approved the Agreement for each Fund for an initial two-year term at a meeting held on September 9, 2019. The Board determined for each Fund that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective.

In evaluating whether to approve the Agreement for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other investment companies in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. The Board noted that each Fund will be an actively-managed ETF and noted that the Advisor's Investment Committee will be responsible for the day-to-day management of the Fund's investments. The Board considered the background and experience of the members of the Investment Committee. The Board considered the investment models to be used in implementing the Funds'

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 29, 2020 (UNAUDITED)

investment strategies, including the process for reviewing and testing the models and the personnel responsible for developing the models and their experience. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. At the meeting, the Trustees received a presentation from the members of the Advisor's Strategy Research Group who developed the investment models on which the Funds will be based, and were able to ask questions about the operation of the models and the proposed investment strategies for the Funds. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds; however, the Board considered the historical investment performance of seed accounts that are based on the same investment models on which the Funds will be based. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor under the Agreement are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by each Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, AFLG would pay the Advisor a unitary fee equal to an annual rate of 0.55% of its average daily net assets, AFMC would pay the Advisor a unitary fee equal to an annual rate of 0.65% of its average daily net assets, and AFSM would pay the Advisor a unitary fee equal to an annual rate of 0.75% of its average daily net assets. The Board noted that the Advisor would be responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for each of AFLG and AFSM was below the median total (net) expense ratio of the peer funds in its Expense Group and that the unitary fee for AFMC was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Groups, the Board discussed with representatives of the Advisor how the Expense Groups were assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between each Fund and other clients that limited their comparability, noting the Advisor's statements that each Fund is unique within the First Trust Fund Complex, as it is a systemic and risk-managed approach to dynamic factor investing, and that the Advisor does not provide advisory services to any non-fund clients with investment objectives and policies similar to those of the Funds. The Board also noted the Advisor's explanations for the differences in the unitary fees across the Funds. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreement, the Board determined that the proposed unitary fee for each Fund was fair and reasonable.

The Board noted that the proposed unitary fee for each Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Agreement and noted that the Advisor was unable to estimate the profitability of the Agreement for each Fund to the Advisor at this time. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also noted that the Advisor would not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

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


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or
this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)    Not applicable.

(b)    Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         First Trust Exchange-Traded Fund VIII
                ------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 8, 2020
     ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 8, 2020
     ------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer
                                        and Chief Accounting Officer
                                        (principal financial officer)

Date: May 8, 2020
     ------------

* Print the name and title of each signing officer under his or her signature.